UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 29, 2013

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 91.3%
Australia — 1.4%
Commonwealth Bank of Australia, 3.750%, 10/15/14	USD	$3,000,000	$3,146,214
Westpac Banking Corp., 2.100%, 8/02/13	USD	2,650,000	2,666,321
			5,812,535
Canada — 5.2%
Bank of Nova Scotia, 2.375%, 12/17/13	USD	6,000,000	6,084,588
Province of Ontario Canada, 2.950%, 2/05/15	USD	3,000,000	3,138,279
Royal Bank of Canada, 1.450%, 10/30/14	USD	9,000,000	9,138,087
Royal Bank of Canada MTN, 1.150%, 3/13/15	USD	2,000,000	2,023,136
Toronto-Dominion Bank (The), 1.375%, 7/14/14	USD	1,000,000	1,010,883
			21,394,973
France — 0.9%
Caisse d'Amortissement de la Dette Sociale, 1.250%, 7/11/14	USD	2,000,000	2,022,400
Sanofi, 1.625%, 3/28/14	USD	1,522,000	1,541,736
			3,564,136
Germany — 0.9%
Kreditanstalt fuer Wiederaufbau, 1.000%, 1/12/15	USD	3,500,000	3,539,557
Netherlands — 1.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.850%, 1/10/14	USD	5,400,000	5,462,829
Supranational — 1.5%
European Investment Bank, 1.500%, 5/15/14	USD	2,200,000	2,229,218
European Investment Bank, 3.000%, 4/08/14	USD	4,000,000	4,109,992
			6,339,210
Sweden — 0.3%
Nordea Bank AB, 2.250%, 3/20/15	USD	500,000	514,287
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	500,000	521,060
			1,035,347
United States — 79.8%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,015,315
Bank of New York Mellon Corp. (The) MTN, 3.100%, 1/15/15		10,900,000	11,410,240
Berkshire Hathaway Finance Corp., 0.635%, 1/10/14(a)		6,098,000	6,114,855
Berkshire Hathaway Finance Corp., 1.500%, 1/10/14		715,000	721,622
Berkshire Hathaway, Inc., 0.990%, 8/15/14(a)		3,300,000	3,332,723
Federal Home Loan Banks, 0.250%, 2/20/15		10,000,000	9,992,270
Federal Home Loan Banks, 0.340%, 12/18/13		4,400,000	4,406,169
Federal Home Loan Banks, 0.375%, 11/27/13		5,900,000	5,908,962
Federal Home Loan Banks, 0.375%, 1/29/14		6,700,000	6,712,268
Federal Home Loan Banks, 0.500%, 8/28/13		8,500,000	8,513,880
Federal Home Loan Banks, 2.375%, 3/14/14		41,200,000	42,073,399
Federal Home Loan Banks, 2.500%, 6/13/14		500,000	513,874
Federal Home Loan Banks, 3.125%, 12/13/13		800,000	816,805
Federal Home Loan Banks, 4.875%, 11/27/13		5,000,000	5,156,550
Federal Home Loan Banks, 5.125%, 8/14/13		1,600,000	1,630,350
Federal Home Loan Mortgage Corp., 0.375%, 10/30/13		23,100,000	23,130,977
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13		6,700,000	6,710,177
Federal Home Loan Mortgage Corp., 0.375%, 2/27/14		5,000,000	5,009,995
Federal Home Loan Mortgage Corp., 0.500%, 10/15/13		6,000,000	6,012,174
Federal Home Loan Mortgage Corp., 0.625%, 12/23/13		13,000,000	13,042,848
Federal Home Loan Mortgage Corp., 1.375%, 2/25/14		10,800,000	10,919,178
Federal Home Loan Mortgage Corp., 2.500%, 4/23/14		2,500,000	2,562,770
Federal Home Loan Mortgage Corp., 3.000%, 7/28/14		2,000,000	2,072,874
Federal Home Loan Mortgage Corp., 4.125%, 9/27/13		2,700,000	2,753,770
Federal Home Loan Mortgage Corp., 4.500%, 7/15/13		1,000,000	1,013,054
Federal Home Loan Mortgage Corp., 4.500%, 1/15/14		1,500,000	1,551,524
Federal National Mortgage Association, 0.750%, 12/18/13		23,150,000	23,255,680
Federal National Mortgage Association, 1.125%, 9/30/13		14,700,000	14,774,441
Federal National Mortgage Association, 2.750%, 3/13/14		5,500,000	5,635,960
Federal National Mortgage Association, 2.875%, 12/11/13		11,400,000	11,620,088
Federal National Mortgage Association, 3.000%, 9/16/14		2,500,000	2,603,365
Federal National Mortgage Association, 3.875%, 7/12/13		1,500,000	1,516,389
Federal National Mortgage Association, 4.625%, 10/15/14		3,400,000	3,629,643
General Electric Capital Corp., 0.540%, 9/15/14(a)		500,000	500,438
General Electric Capital Corp., 2.150%, 1/09/15		8,200,000	8,412,601
General Electric Capital Corp., 4.750%, 9/15/14		500,000	529,304
General Electric Capital Corp. MTN, 4.875%, 3/04/15		1,500,000	1,618,855
International Business Machines Corp. (IBM), 1.250%, 5/12/14		6,000,000	6,064,956
International Business Machines Corp. (IBM), 2.100%, 5/06/13		1,000,000	1,001,665
JPMorgan Chase & Co. MTN, 1.102%, 1/24/14(a)		1,200,000	1,207,433
JPMorgan Chase & Co. MTN, 1.650%, 9/30/13		8,750,000	8,806,630
Microsoft Corp., 2.950%, 6/01/14		8,000,000	8,248,272

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
PepsiCo, Inc., 0.372%, 5/10/13(a)	$6,305,000	$6,307,100
Private Export Funding Corp., Series Y, 3.550%, 4/15/13	3,055,000	3,059,674
Procter & Gamble Co. (The), 0.192%, 2/14/14(a)	5,000,000	4,998,910
Toyota Motor Credit Corp., 1.250%, 11/17/14	1,000,000	1,012,898
Toyota Motor Credit Corp. MTN, 0.454%, 12/05/14(a)	500,000	500,233
US Bancorp MTN, 2.000%, 6/14/13	5,232,000	5,251,212
US Bancorp MTN, 2.875%, 11/20/14	4,600,000	4,781,695
Wachovia Corp. MTN, 0.489%, 8/01/13(a)	6,000,000	6,005,544
Wal-Mart Stores, Inc., 1.625%, 4/15/14	500,000	506,877
Wal-Mart Stores, Inc., 2.875%, 4/01/15	1,000,000	1,048,279
Wal-Mart Stores, Inc., 3.000%, 2/03/14	—	—
Wal-Mart Stores, Inc., 3.200%, 5/15/14	9,500,000	9,799,183
		325,795,948
TOTAL BONDS AND NOTES
(Identified Cost $372,299,182)		372,944,535

SHORT-TERM INVESTMENTS — 7.7%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd. YCD, 0.551%, 1/29/15(a)	500,000	500,000
National Australia Bank YCD, 1.747%, 1/30/14(a)	1,630,000	1,634,631
		2,134,631
Finland — 2.6%
Nordea Bank YCD, 0.745%, 4/05/13(a)	9,000,000	8,999,843
Nordea Bank YCD, 0.771%, 1/27/14(a)	1,500,000	1,500,000
		10,499,843
Luxembourg — 0.5%
Banque et Caisse d'Epargne de L'Etat, 0.255%, 7/18/13	2,000,000	1,998,470
United States — 3.3%
Coca-Cola Co. (The), 0.140%, 6/20/13(b)	6,000,000	5,998,133
Coca-Cola Co. (The), 0.180%, 9/05/13(b)	1,000,000	999,215
JPMorgan Chase & Co., 0.180%, 5/03/13	1,500,000	1,499,760
National Rural Utilities Cooperative Finance Corp., 0.140%, 5/07/13	2,000,000	1,999,720
PACCAR Financial Corp., 0.150%, 6/06/13	1,000,000	999,725
Procter & Gamble Co. (The), 0.150%, 8/01/13(b)	2,000,000	1,998,992
		13,495,545

	SHARES	VALUE†
United States — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,378,774	3,378,774
		3,378,775
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $31,507,264)		31,507,264

Total Investments — 99.0%
(Identified Cost $403,806,446)#		404,451,799
Cash and Other Assets, Less Liabilities — 1.0%		3,934,772

Net Assets — 100.0%		$408,386,571

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2013.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2013 amounted to $8,996,340 or 2.20% of the net assets of the Fund.
#	At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $403,806,446. Net unrealized appreciation aggregated $645,353 of which $651,617 related to appreciated investment securities and $6,264 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

March 31, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	55.3%
Financials	23.2%
Short-Term	7.8%
Industrials	7.2%
Consumer Discretionary	2.8%
Foreign Government Sponsored	2.1%
Supranational	1.6%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.7%
Australia — 7.3%
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17(a)	USD	11,100,000	$11,388,422
Commonwealth Bank of Australia, 1.900%, 9/18/17(a)	USD	4,500,000	4,618,548
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	2,456,563
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	10,940,725
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,182,135
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,101,572
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	6,111,571
			42,799,536
Austria — 4.6%
Austria Government Bond, 4.000%, 9/15/16(b)	EUR	10,500,000	15,121,189
Austria Government Bond, 4.300%, 9/15/17(b)	EUR	400,000	595,127
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15	USD	3,000,000	3,092,499
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16(a)	USD	8,000,000	8,324,800
			27,133,615
Belgium — 2.5%
Belgium Government Bond, 5.500%, 9/28/17	EUR	9,500,000	14,703,116
Canada — 12.8%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,245,915
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	2,020,554
Canada Housing Trust No 1, 2.750%, 12/15/14(b)	CAD	9,000,000	9,112,605
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	13,962,744
Province of Ontario Canada, 0.950%, 5/26/15	USD	3,000,000	3,029,391
Province of Ontario Canada, 4.100%, 6/16/14	USD	9,800,000	10,243,019
Royal Bank of Canada, 2.875%, 4/19/16(a)	USD	4,500,000	4,766,441
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,165,320
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	3,981,887
Toronto-Dominion Bank (The), 2.375%, 10/19/16(a)	USD	15,500,000	16,229,817
			74,757,693
Denmark — 1.1%
Denmark Government Bond, 2.500%, 11/15/16	DKK	33,115,000	6,183,226
Finland — 3.4%
Finland Government Bond, 1.875%, 4/15/17	EUR	11,700,000	15,852,386
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,204,656
			20,057,042
France — 7.6%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,179,168
Caisse d'Amortissement de la Dette Sociale, 2.125%, 4/12/17(a)	USD	3,000,000	3,124,920
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,639,479
Caisse d'Amortissement de la Dette Sociale, 4.125%, 4/25/17	EUR	6,300,000	9,201,092
France Government Bond OAT, 5.000%, 10/25/16	EUR	2,500,000	3,714,490
Reseau Ferre de France, 2.375%, 12/23/15(a)	GBP	8,700,000	13,821,942
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,810,607
			44,491,698
Germany — 11.0%
Bundesobligation, 0.750%, 2/24/17	EUR	6,000,000	7,875,668
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,369,278
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/04/17	EUR	3,800,000	5,608,444
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	1,600,000	2,752,093
Kreditanstalt fuer Wiederaufbau, 5.625%, 8/25/17	GBP	1,000,000	1,840,259
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,407,970
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16(a)	USD	13,200,000	13,816,744
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17(a)	USD	1,000,000	999,795
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16	USD	2,800,000	2,955,772
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,060,688
Landwirtschaftliche Rentenbank, 3.250%, 12/07/16(a)	GBP	1,200,000	2,001,566
Landwirtschaftliche Rentenbank, 4.375%, 11/27/17	EUR	3,700,000	5,548,468
NRW.Bank, 1.625%, 12/15/13	GBP	4,000,000	6,122,398
NRW.Bank, 4.500%, 5/29/17	EUR	5,000,000	7,398,330
			64,757,473
Japan — 0.2%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,081,219
Netherlands — 8.5%
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,435,015
Bank Nederlandse Gemeenten NV, 3.000%, 3/30/17	EUR	2,000,000	2,791,956
Bank Nederlandse Gemeenten NV, 4.750%, 4/22/13(a)	GBP	1,400,000	2,130,531
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,480,775
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17(a)	USD	1,700,000	1,769,258

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	$10,843,539
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,047,886
Netherlands Government Bond, 4.000%, 7/15/16(b)	EUR	3,500,000	5,015,321
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	9,000,000	14,588,636
			50,102,917
New Zealand — 1.0%
ASB Finance Ltd., 3.250%, 12/09/13	GBP	3,700,000	5,705,827
Norway — 2.6%
Kommunalbanken AS, 1.000%, 9/26/17(a)	USD	4,780,000	4,783,719
Kommunalbanken AS, 2.250%, 12/30/13	GBP	1,700,000	2,618,739
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,871,783
			15,274,241
Supranational — 14.0%
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,732,106
Council of Europe Development Bank, 1.500%, 1/15/15(a)	USD	9,985,000	10,180,396
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,558,513
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	7,851,309
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,472,419
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,645,363
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,192,121
European Bank for Reconstruction & Development, 5.875%, 8/04/14	GBP	1,000,000	1,626,190
European Financial Stability Facility, 2.750%, 12/05/16	EUR	4,000,000	5,530,566
European Investment Bank, 2.750%, 3/23/15(a)	USD	2,000,000	2,092,010
European Investment Bank, 2.875%, 1/15/15	USD	1,300,000	1,357,143
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	807,960
European Investment Bank, 3.125%, 3/03/17	EUR	4,000,000	5,647,014
European Investment Bank, 3.250%, 12/07/16	GBP	3,300,000	5,465,270
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	13,796,374
Nordic Investment Bank, 2.500%, 7/15/15	USD	1,000,000	1,047,184
Nordic Investment Bank, 2.625%, 10/06/14(a)	USD	2,000,000	2,070,690
Nordic Investment Bank, 5.000%, 2/01/17(a)	USD	5,500,000	6,396,115
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,723,483
			82,192,226
Sweden — 4.2%
Nordea Bank AB, 2.250%, 10/05/17	EUR	1,500,000	2,009,711
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,689,935
Svensk Exportkredit AB, 1.750%, 5/30/17(a)	USD	1,700,000	1,750,391
Svensk Exportkredit AB, 2.125%, 7/13/16(a)	USD	3,000,000	3,130,284
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	10,400,000	10,838,048
			24,418,369
United Kingdom — 3.5%
Lloyds TSB Bank PLC, 1.500%, 5/02/17	GBP	3,000,000	4,713,743
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	15,937,721
			20,651,464
United States — 13.4%
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16(a)	USD	2,285,000	2,395,585
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16	USD	1,500,000	1,570,934
Bank of New York Mellon Corp. (The), 4.300%, 5/15/14	USD	3,000,000	3,130,527
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13	USD	3,000,000	3,057,336
Berkshire Hathaway, Inc., 2.200%, 8/15/16(a)	USD	15,000,000	15,732,435
Federal National Mortgage Association, 0.875%, 12/20/17(a)	USD	6,000,000	6,001,998
General Electric Capital Corp., 1.600%, 11/20/17(a)	USD	4,000,000	4,019,596
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,886,590
General Electric Capital Corp., 5.625%, 9/15/17	USD	1,000,000	1,173,151
Google, Inc., 2.125%, 5/19/16(a)	USD	14,454,000	15,099,689
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,103,908
Toyota Motor Credit Corp., 1.375%, 1/10/18(a)	USD	2,000,000	2,010,604
Wal-Mart Stores, Inc., 2.250%, 7/08/15(a)	USD	1,000,000	1,041,857
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,387,024
			78,611,234
TOTAL BONDS AND NOTES (Identified Cost $564,553,208)			572,920,896

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
United States — 0.9%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		5,461,603	5,461,603
			5,461,604
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,461,604)			5,461,604

COLLATERAL FOR SECURITIES ON LOAN — 13.6%
Short-Term — 13.6%
State Street Navigator Securities Lending Prime Portfolio		79,562,510	79,562,510
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $79,562,510)			79,562,510

Total Investments — 112.2%
(Identified Cost $649,577,322)#			657,945,010
Liabilities, Less Cash and Other Assets — (12.2%)			(71,303,295)

Net Assets — 100.0%			$586,641,715

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2013, the market value of the securities on loan was $77,973,179.
(b)

144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2013 amounted to $29,844,242 or 5.09% of the net assets of the Fund.

#

At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $649,577,322. Net unrealized appreciation aggregated $8,367,688 of which $12,642,992 related to appreciated investment securities and $4,275,304 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings March 31, 2013
(As a percentage of net assets):

Industry	Percentage
Banks	18.4%
Financials	17.6%
Supranational Organizations	14.0%
Foreign Government/Agency-Germany	9.7%
Foreign Government/Agency-France	7.0%
Foreign Government/Agency-Canada	6.2%
Foreign Government/Agency-Netherlands	6.1%
Industrials	4.9%
Foreign Government/Agency-Austria	3.8%
Foreign Government/Agency-United Kingdom	2.7%

SA Global Fixed Income Fund

March 31, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
United States	14.5%
Supranational	14.2%
Canada	12.9%
Germany	11.2%
Netherlands	8.7%
France	7.7%
Australia	7.4%
Austria	4.7%
Sweden	4.2%
Other	14.5%
100.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	975	$70,619
BE Aerospace, Inc.*	2,586	155,910
Boeing Co. (The)	19,878	1,706,526
Curtiss-Wright Corp.	1,576	54,687
DigitalGlobe, Inc.*	1,492	43,134
Engility Holdings, Inc.(a)*	495	11,870
Esterline Technologies Corp.*	900	68,130
Exelis, Inc.	5,089	55,419
General Dynamics Corp.	8,350	588,759
HEICO Corp.(a)	542	23,528
HEICO Corp., Class A	781	26,796
Hexcel Corp.*	3,100	89,931
Honeywell International, Inc.	20,920	1,576,322
Huntington Ingalls Industries, Inc.	1,357	72,369
L-3 Communications Holdings, Inc.	2,671	216,137
Lockheed Martin Corp.	7,460	720,039
Moog, Inc., Class A*	1,100	50,413
Northrop Grumman Corp.	6,353	445,663
Precision Castparts Corp.	4,141	785,217
Raytheon Co.	9,121	536,224
Rockwell Collins, Inc.(a)	3,914	247,052
Spirit Aerosystems Holdings, Inc., Class A*	2,700	51,273
Teledyne Technologies, Inc.*	900	70,596
Textron, Inc.(a)	7,600	226,556
TransDigm Group, Inc.	1,300	198,796
Triumph Group, Inc.	1,120	87,920
United Technologies Corp.	24,373	2,277,169
		10,457,055
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	558	22,744
CH Robinson Worldwide, Inc.	4,700	279,462
Expeditors International of Washington, Inc.	6,039	215,653
FedEx Corp.	8,198	805,044
HUB Group, Inc., Class A*	991	38,114
United Parcel Service, Inc., Class B	20,137	1,729,768
UTi Worldwide, Inc.(a)	2,400	34,752
		3,125,537
Airlines — 0.3%
Alaska Air Group, Inc.(a)*	1,830	117,047
Allegiant Travel Co.	300	26,634
Delta Air Lines, Inc.*	24,500	404,495
JetBlue Airways Corp.(a)*	7,550	52,095
Southwest Airlines Co.	19,041	256,673
Spirit Airlines, Inc.*	1,600	40,576
United Continental Holdings, Inc.(a)*	9,154	293,019
US Airways Group, Inc.(a)*	4,400	74,668
		1,265,207
Auto Components — 0.5%
Autoliv, Inc.(a)	2,300	159,022
BorgWarner, Inc.*	3,154	243,930
Cooper Tire & Rubber Co.	1,500	38,490
Dana Holding Corp.(a)	4,000	71,320
Delphi Automotive PLC	8,400	372,960
Gentex Corp.(a)	3,900	78,039
Goodyear Tire & Rubber Co. (The)*	6,400	80,704
Johnson Controls, Inc.	19,115	670,363
Lear Corp.	3,000	164,610
Tenneco, Inc.*	1,600	62,896
TRW Automotive Holdings Corp.*	3,074	169,070
Visteon Corp.*	1,171	67,567
		2,178,971
Automobiles — 0.5%
Ford Motor Co.	101,140	1,329,991
General Motors Co.*	22,000	612,040
Harley-Davidson, Inc.	6,316	336,643
Tesla Motors, Inc.(a)*	1,885	71,422
Thor Industries, Inc.(a)	1,600	58,864
		2,408,960
Beverages — 2.1%
Beam, Inc.	4,200	266,868
Boston Beer Co., Inc. (The), Class A(a)*	79	12,611
Brown-Forman Corp., Class B	3,500	249,900
Coca-Cola Co. (The)	112,440	4,547,074
Coca-Cola Enterprises, Inc.	8,050	297,206
Constellation Brands, Inc., Class A*	4,600	219,144
Crimson Wine Group Ltd.(a)*	640	5,952
Dr Pepper Snapple Group, Inc.	6,100	286,395
Molson Coors Brewing Co., Class B	4,077	199,488
Monster Beverage Corp.*	4,256	203,181
PepsiCo, Inc.	43,256	3,421,982
		9,709,801
Biotechnology — 2.0%
Acorda Therapeutics, Inc.*	384	12,299
Alexion Pharmaceuticals, Inc.*	5,500	506,770
Alkermes PLC*	3,279	77,745
Amgen, Inc.	20,222	2,072,957
Ariad Pharmaceuticals, Inc.*	5,206	94,177
Biogen Idec, Inc.*	6,356	1,226,136
BioMarin Pharmaceutical, Inc.*	3,200	199,232
Celgene Corp.*	11,825	1,370,636
Cepheid, Inc.(a)*	1,603	61,507
Cubist Pharmaceuticals, Inc.(a)*	1,600	74,912
Gilead Sciences, Inc.*	42,684	2,088,528
Incyte Corp. Ltd.(a)*	3,460	80,999
Infinity Pharmaceuticals, Inc.*	800	38,776
Medivation, Inc.(a)*	2,096	98,030
Myriad Genetics, Inc.*	2,380	60,452
Onyx Pharmaceuticals, Inc.(a)*	1,900	168,834
Opko Health, Inc.(a)*	4,100	31,283
Regeneron Pharmaceuticals, Inc.*	2,100	370,440
Seattle Genetics, Inc.(a)*	2,887	102,517
United Therapeutics Corp.(a)*	1,200	73,044
Vertex Pharmaceuticals, Inc.*	6,050	332,629
		9,141,903
Building Products — 0.2%
A.O. Smith Corp.	1,050	77,249
Armstrong World Industries, Inc.(a)*	770	43,035
Fortune Brands Home & Security, Inc.*	4,600	172,178
Lennox International, Inc.	1,292	82,029
Masco Corp.	9,000	182,250
Owens Corning(a)*	2,988	117,817
Simpson Manufacturing Co., Inc.(a)	1,400	42,854
USG Corp.(a)*	2,000	52,880
		770,292
Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	1,500	230,355
American Capital Ltd.*	8,700	126,977
Ameriprise Financial, Inc.	6,347	467,457
Bank of New York Mellon Corp. (The)	32,157	900,074
BlackRock, Inc.	3,883	997,465
Charles Schwab Corp. (The)(a)	30,835	545,471
Cohen & Steers, Inc.(a)	764	27,558
E*Trade Financial Corp.*	6,800	72,828
Eaton Vance Corp.(a)	3,600	150,588
Federated Investors, Inc., Class B(a)	2,800	66,276

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Franklin Resources, Inc.	4,200	$633,402
Goldman Sachs Group, Inc. (The)	13,092	1,926,488
Invesco Ltd.	12,100	350,416
Janus Capital Group, Inc.(a)	4,300	40,420
Knight Capital Group, Inc., Class A*	463	1,722
Legg Mason, Inc.(a)	3,600	115,740
LPL Financial Holdings, Inc.	1,500	48,360
Morgan Stanley	41,465	911,401
Northern Trust Corp.	6,380	348,093
Raymond James Financial, Inc.	3,300	152,130
SEI Investments Co.	3,800	109,630
State Street Corp.	13,238	782,233
Stifel Financial Corp.*	1,200	41,604
T Rowe Price Group, Inc.	7,261	543,631
TD Ameritrade Holding Corp.	6,478	133,576
Waddell & Reed Financial, Inc., Class A	2,417	105,816
		9,829,711
Chemicals — 2.5%
A. Schulman, Inc.	200	6,312
Air Products & Chemicals, Inc.	5,972	520,281
Airgas, Inc.	2,000	198,320
Albemarle Corp.(a)	2,581	161,364
Ashland, Inc.	2,082	154,693
Axiall Corp.	2,996	186,231
Cabot Corp.	1,800	61,560
Celanese Corp., Series A(a)	4,400	193,820
CF Industries Holdings, Inc.	1,924	366,272
Chemtura Corp.*	1,881	40,648
Cytec Industries, Inc.	1,300	96,304
Dow Chemical Co. (The)	33,113	1,054,318
Eastman Chemical Co.	4,136	288,982
Ecolab, Inc.	8,199	657,396
EI Du Pont de Nemours & Co.(a)	25,434	1,250,335
FMC Corp.	3,800	216,714
H.B. Fuller Co.	1,500	58,620
Huntsman Corp.	5,900	109,681
International Flavors & Fragrances, Inc.	2,400	184,008
Intrepid Potash, Inc.(a)	1,600	30,016
Kronos Worldwide, Inc.	633	9,906
LyondellBasell Industries NV, Class A	8,820	558,218
Minerals Technologies, Inc.	1,200	49,812
Monsanto Co.	15,004	1,584,873
Mosaic Co. (The)	8,300	494,763
NewMarket Corp.(a)	400	104,144
Olin Corp.	2,100	52,962
PolyOne Corp.	2,300	56,143
PPG Industries, Inc.	3,956	529,867
Praxair, Inc.	8,409	937,940
Rockwood Holdings, Inc.	2,100	137,424
RPM International, Inc.	3,500	110,530
Scotts Miracle-Gro Co. (The), Class A	1,300	56,212
Sensient Technologies Corp.	1,400	54,726
Sherwin Williams Co. (The)	2,500	422,225
Sigma-Aldrich Corp.(a)	3,500	271,880
Stepan Co.	200	12,620
Valspar Corp.	2,600	161,850
W.R. Grace & Co.*	2,044	158,430
Westlake Chemical Corp.	1,436	134,266
		11,734,666
Commercial Banks — 2.8%
Associated Banc-Corp.	4,819	73,201
Bancorpsouth, Inc.	1,900	30,970
Bank of Hawaii Corp.(a)	1,200	60,972
Bank of the Ozarks, Inc.(a)	839	37,210
BB&T Corp.	20,004	627,926
BOK Financial Corp.	696	43,361
CapitalSource, Inc.	6,700	64,454
Cathay General Bancorp(a)	2,343	47,141
Chemical Financial Corp.(a)	158	4,168
CIT Group, Inc.*	4,915	213,704
City National Corp.(a)	1,300	76,583
Comerica, Inc.(a)	5,200	186,940
Commerce Bancshares, Inc.(a)	2,203	89,948
Cullen/Frost Bankers, Inc.(a)	1,600	100,048
East West Bancorp, Inc.	3,900	100,113
Fifth Third Bancorp	24,907	406,233
First BanCorp*	300	1,869
First Financial Bankshares, Inc.(a)	200	9,720
First Horizon National Corp.(a)	7,245	77,377
First Niagara Financial Group, Inc.(a)	9,560	84,702
First Republic Bank	1,500	57,930
FirstMerit Corp.(a)	3,043	50,301
FNB Corp.(a)	3,051	36,917
Fulton Financial Corp.	6,667	78,004
Glacier Bancorp, Inc.(a)	1,434	27,217
Hancock Holding Co.(a)	2,100	64,932
Huntington Bancshares, Inc.	22,492	166,216
Iberiabank Corp.	691	34,564
International Bancshares Corp.	1,350	28,080
Investors Bancorp, Inc.	1,700	31,926
KeyCorp	24,200	241,032
M&T Bank Corp.	3,168	326,811
MB Financial, Inc.(a)	1,200	29,004
National Penn Bancshares, Inc.	3,200	34,208
Old National Bancorp	2,392	32,890
PNC Financial Services Group, Inc.	14,967	995,305
Popular, Inc.*	2,446	67,534
Prosperity Bancshares, Inc.(a)	1,500	71,085
Regions Financial Corp.	33,228	272,137
Signature Bank*	1,400	110,264
SunTrust Banks, Inc.	15,536	447,592
Susquehanna Bancshares, Inc.	3,200	39,776
SVB Financial Group*	1,200	85,128
Synovus Financial Corp.	4,698	13,013
TCF Financial Corp.(a)	4,000	59,840
Texas Capital Bancshares, Inc.*	1,027	41,542
Trustmark Corp.(a)	1,900	47,519
UMB Financial Corp.(a)	1,100	53,977
Umpqua Holdings Corp.(a)	3,100	41,106
United Bankshares, Inc.(a)	1,500	39,915
US Bancorp	50,525	1,714,313
Valley National Bancorp(a)	4,438	45,445
Webster Financial Corp.	1,710	41,485
Wells Fargo & Co.	140,820	5,208,932
Westamerica Bancorporation(a)	900	40,797
Western Alliance Bancorp(a)*	1,100	15,224
Wintrust Financial Corp.(a)	800	29,632
Zions Bancorporation(a)	4,860	121,451
		13,179,684
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,000	22,240
ADT Corp. (The)	6,386	312,531
Avery Dennison Corp.(a)	2,900	124,903
Brink's Co. (The)	1,169	33,036
Cintas Corp.	3,292	145,276
Clean Harbors, Inc.(a)*	1,200	69,708
Copart, Inc.*	2,900	99,412
Covanta Holding Corp.	3,570	71,935

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Deluxe Corp.(a)	1,107	$45,830
Herman Miller, Inc.	1,527	42,252
Iron Mountain, Inc.	4,095	148,689
Mine Safety Appliances Co.(a)	1,100	54,582
Mobile Mini, Inc.*	789	23,220
Pitney Bowes, Inc.(a)	5,600	83,216
R.R. Donnelley & Sons Co.(a)	5,200	62,660
Republic Services, Inc.	8,585	283,305
Rollins, Inc.(a)	2,005	49,223
Steelcase, Inc., Class A	1,872	27,575
Stericycle, Inc.*	2,294	243,577
Tetra Tech, Inc.(a)*	1,800	54,882
Tyco International Ltd.	13,282	425,024
UniFirst Corp.	477	43,169
United Stationers, Inc.(a)	900	34,785
Waste Connections, Inc.(a)	3,237	116,467
Waste Management, Inc.(a)	12,078	473,578
		3,091,075
Communications Equipment — 1.7%
ADTRAN, Inc.(a)	1,300	25,545
Arris Group, Inc.*	3,550	60,953
Aruba Networks, Inc.(a)*	3,200	79,168
Brocade Communications Systems, Inc.*	11,756	67,832
Cisco Systems, Inc.	145,921	3,051,208
EchoStar Corp., Class A*	1,380	53,779
F5 Networks, Inc.*	2,200	195,976
Finisar Corp.(a)*	1,400	18,466
Harris Corp.	3,200	148,288
InterDigital, Inc.(a)	1,136	54,335
Ixia(a)*	1,100	23,804
JDS Uniphase Corp.*	5,800	77,546
Juniper Networks, Inc.*	15,256	282,846
Loral Space & Communications, Inc.	365	22,586
Motorola Solutions, Inc.	7,189	460,312
Netgear, Inc.(a)*	1,000	33,510
Plantronics, Inc.	1,300	57,447
Polycom, Inc.*	4,800	53,184
QUALCOMM, Inc.	47,964	3,211,190
Riverbed Technology, Inc.(a)*	4,100	61,131
Viasat, Inc.(a)*	1,100	53,284
		8,092,390
Computers & Peripherals — 3.5%
3D Systems Corp.(a)*	2,100	67,704
Apple, Inc.	25,557	11,312,295
Dell, Inc.	41,690	597,418
Diebold, Inc.	1,500	45,480
Electronics for Imaging, Inc.*	99	2,511
EMC Corp.*	58,549	1,398,735
Hewlett-Packard Co.	54,850	1,307,624
Lexmark International, Inc., Class A	1,900	50,160
NCR Corp.*	4,400	121,264
NetApp, Inc.*	10,074	344,128
SanDisk Corp.*	6,600	363,000
Seagate Technology PLC(a)	9,700	354,632
Synaptics, Inc.*	900	36,621
Western Digital Corp.	6,300	316,764
		16,318,336
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	95,120
Chicago Bridge & Iron Co. NV	219	13,600
EMCOR Group, Inc.	1,400	59,346
Fluor Corp.	4,700	311,751
Granite Construction, Inc.	700	22,288
Jacobs Engineering Group, Inc.*	3,693	207,694
KBR, Inc.	4,376	140,382
MasTec, Inc.(a)*	2,200	64,130
Quanta Services, Inc.*	5,834	166,736
URS Corp.	2,200	104,302
		1,185,349
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,100	73,293
Martin Marietta Materials, Inc.	1,200	122,424
Texas Industries, Inc.(a)*	470	29,662
Vulcan Materials Co.	3,291	170,144
		395,523
Consumer Finance — 0.8%
American Express Co.	27,856	1,879,166
Capital One Financial Corp.	14,226	781,719
Cash America International, Inc.(a)	700	36,729
Credit Acceptance Corp.*	318	38,841
Discover Financial Services	14,436	647,310
First Cash Financial Services, Inc.*	800	46,672
Nelnet, Inc., Class A	600	20,280
Portfolio Recovery Associates, Inc.(a)*	500	63,460
SLM Corp.	13,453	275,517
		3,789,694
Containers & Packaging — 0.3%
Aptargroup, Inc.(a)	2,100	120,435
Ball Corp.	4,041	192,271
Bemis Co., Inc.(a)	3,200	129,152
Crown Holdings, Inc.*	4,100	170,601
Graphic Packaging Holding Co.*	5,578	41,779
Greif, Inc., Class A	600	32,172
MeadWestvaco Corp.	5,340	193,842
Owens-Illinois, Inc.*	5,000	133,250
Packaging Corp. of America	2,800	125,636
Rock-Tenn Co., Class A	1,989	184,559
Sealed Air Corp.	4,422	106,615
Silgan Holdings, Inc.	1,577	74,513
Sonoco Products Co.	2,400	83,976
		1,588,801
Distributors — 0.1%
Genuine Parts Co.(a)	4,405	343,590
LKQ Corp.*	8,300	180,608
Pool Corp.(a)	1,200	57,600
		581,798
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(a)*	2,750	47,823
Coinstar, Inc.(a)*	1,000	58,420
DeVry, Inc.(a)	1,900	60,325
H&R Block, Inc.	8,200	241,244
Hillenbrand, Inc.	1,501	37,945
Service Corp. International	5,765	96,448
Sotheby's, Class A	1,900	71,079
Weight Watchers International, Inc.(a)	637	26,824
		640,108
Diversified Financial Services — 3.2%
Bank of America Corp.	302,087	3,679,419
CBOE Holdings, Inc.	2,300	84,962
Citigroup, Inc.	84,866	3,754,472
CME Group, Inc.	8,910	546,985
IntercontinentalExchange, Inc.*	2,100	342,447
JPMorgan Chase & Co.	106,894	5,073,189
Leucadia National Corp.(a)	9,316	255,538
MarketAxess Holdings, Inc.	1,100	41,030

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
McGraw-Hill Companies, Inc. (The)	7,086	$369,039
Moody's Corp.	5,500	293,260
MSCI, Inc., Class A(a)*	3,162	107,287
NASDAQ OMX Group, Inc. (The)	3,400	109,820
NYSE Euronext	6,700	258,888
		14,916,336
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	152,225	5,585,135
CenturyLink, Inc.(a)	17,085	600,196
Frontier Communications Corp.(a)	27,599	109,844
Level 3 Communications, Inc.(a)*	3,888	78,888
tw telecom, Inc.(a)*	4,150	104,539
Verizon Communications, Inc.	79,614	3,913,028
Windstream Corp.(a)	14,992	119,186
		10,510,816
Electric Utilities — 1.9%
Allete, Inc.	1,000	49,020
American Electric Power Co., Inc.	13,800	671,094
Cleco Corp.	1,800	84,654
Duke Energy Corp.	19,725	1,431,838
Edison International	8,408	423,091
El Paso Electric Co.(a)	1,200	40,380
Entergy Corp.	4,600	290,904
Exelon Corp.	23,383	806,246
FirstEnergy Corp.	11,801	498,002
Great Plains Energy, Inc.	3,984	92,389
Hawaiian Electric Industries, Inc.(a)	2,800	77,588
IDACORP, Inc.	1,400	67,578
ITC Holdings Corp.(a)	1,518	135,497
MGE Energy, Inc.(a)	500	27,720
NextEra Energy, Inc.	11,412	886,484
Northeast Utilities	8,940	388,532
NV Energy, Inc.	7,100	142,213
OGE Energy Corp.	2,900	202,942
Pepco Holdings, Inc.(a)	6,200	132,680
Pinnacle West Capital Corp.	3,200	185,248
PNM Resources, Inc.	2,100	48,909
Portland General Electric Co.	2,100	63,693
PPL Corp.(a)	16,100	504,091
Southern Co. (The)	24,658	1,156,953
UIL Holdings Corp.(a)	1,433	56,732
UNS Energy Corp.(a)	1,100	53,834
Westar Energy, Inc.	3,298	109,428
Xcel Energy, Inc.	13,900	412,830
		9,040,570
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	1,000	69,350
AMETEK, Inc.	6,862	297,536
AZZ, Inc.	700	33,740
Babcock & Wilcox Co. (The)	2,750	78,127
Belden, Inc.	1,500	77,475
Brady Corp., Class A	1,600	53,648
Eaton Corp. PLC	13,087	801,579
Emerson Electric Co.	20,349	1,136,899
EnerSys, Inc.(a)*	1,300	59,254
Franklin Electric Co., Inc.	1,200	40,284
Generac Holdings, Inc.(a)	1,000	35,340
General Cable Corp.*	1,400	51,282
Hubbell, Inc., Class B	1,505	146,151
Polypore International, Inc.(a)*	1,200	48,216
Regal-Beloit Corp.	1,100	89,716
Rockwell Automation, Inc.(a)	4,144	357,834
Roper Industries, Inc.	2,800	356,468
Sensata Technologies Holding NV*	1,301	42,764
		3,775,663
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(a)	4,703	351,079
Anixter International, Inc.(a)	800	55,936
Arrow Electronics, Inc.*	3,100	125,922
Avnet, Inc.*	4,122	149,216
Cognex Corp.	1,000	42,150
Coherent, Inc.	408	23,150
Corning, Inc.	40,644	541,785
Daktronics, Inc.(a)	100	1,050
Dolby Laboratories, Inc., Class A(a)	1,500	50,340
FEI Co.	800	51,640
FLIR Systems, Inc.	4,400	114,444
Ingram Micro, Inc., Class A*	4,200	82,656
IPG Photonics Corp.(a)	700	46,487
Itron, Inc.(a)*	1,000	46,400
Jabil Circuit, Inc.	4,900	90,552
Littelfuse, Inc.	680	46,138
Molex, Inc.(a)	1,900	55,632
Molex, Inc., Class A	2,000	48,240
National Instruments Corp.(a)	2,775	90,881
OSI Systems, Inc.*	197	12,271
TE Connectivity Ltd.	11,761	493,139
Tech Data Corp.*	1,300	59,293
Trimble Navigation Ltd.*	7,028	210,559
Vishay Intertechnology, Inc.(a)*	4,830	65,736
		2,854,696
Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.(a)*	1,800	94,572
Baker Hughes, Inc.	11,956	554,878
Bristow Group, Inc.	900	59,346
C&J Energy Services, Inc.(a)*	400	9,160
Cameron International Corp.*	7,099	462,855
CARBO Ceramics, Inc.(a)	600	54,642
Core Laboratories NV	1,279	176,400
Diamond Offshore Drilling, Inc.	2,000	139,120
Dresser-Rand Group, Inc.*	1,900	117,154
Dril-Quip, Inc.*	900	78,453
Era Group, Inc.*	500	10,500
Exterran Holdings, Inc.(a)*	1,437	38,799
FMC Technologies, Inc.*	6,933	377,086
Halliburton Co.	25,240	1,019,948
Helix Energy Solutions Group, Inc.*	2,601	59,511
Helmerich & Payne, Inc.	3,200	194,240
Lufkin Industries, Inc.(a)	911	60,481
McDermott International, Inc.*	6,400	70,336
Nabors Industries Ltd.	8,100	131,382
National Oilwell Varco, Inc.	11,807	835,345
Noble Corp.	5,908	225,390
Oceaneering International, Inc.	3,200	212,512
Oil States International, Inc.*	1,400	114,198
Patterson-UTI Energy, Inc.(a)	4,300	102,512
Rowan Companies PLC, Class A*	3,600	127,296
RPC, Inc.(a)	1,900	28,823
Schlumberger Ltd.	37,072	2,776,322
SEACOR Holdings, Inc.	500	36,840
Superior Energy Services, Inc.*	3,984	103,465
Tidewater, Inc.(a)	1,400	70,700
Transocean Ltd.	10,378	539,241
Unit Corp.*	1,300	59,215
Weatherford International Ltd.*	21,400	259,796
		9,200,518

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.2%
Casey's General Stores, Inc.(a)	1,211	$70,601
Costco Wholesale Corp.	12,120	1,286,053
CVS Caremark Corp.	34,429	1,893,251
Fresh Market, Inc. (The)(a)*	1,100	47,047
Harris Teeter Supermarkets, Inc.(a)	1,400	59,794
Kroger Co. (The)	14,283	473,339
PriceSmart, Inc.(a)	500	38,915
Safeway, Inc.	7,235	190,642
Sysco Corp.(a)	16,526	581,219
United Natural Foods, Inc.*	1,100	54,120
Wal-Mart Stores, Inc.	51,525	3,855,616
Walgreen Co.	24,765	1,180,795
Weis Markets, Inc.(a)	600	24,420
Whole Foods Market, Inc.	4,800	416,400
		10,172,212
Food Products — 1.7%
Archer-Daniels-Midland Co.	18,677	629,975
B&G Foods, Inc.(a)	1,370	41,771
Bunge Ltd.(a)	3,900	287,937
Campbell Soup Co.(a)	5,400	244,944
ConAgra Foods, Inc.	12,027	430,687
Darling International, Inc.*	3,167	56,879
Dean Foods Co.*	5,184	93,986
Flowers Foods, Inc.(a)	3,105	102,279
Fresh Del Monte Produce, Inc.	1,100	29,678
General Mills, Inc.	18,220	898,428
Green Mountain Coffee Roasters, Inc.(a)*	3,700	210,012
Hain Celestial Group, Inc. (The)(a)*	1,000	61,080
Hershey Co. (The)(a)	4,400	385,132
Hillshire Brands Co.	3,596	126,399
Hormel Foods Corp.(a)	4,295	177,470
Ingredion, Inc.	2,100	151,872
J.M. Smucker Co. (The)	3,225	319,791
Kellogg Co.	7,000	451,010
Kraft Foods Group, Inc.	15,790	813,659
Lancaster Colony Corp.	400	30,800
McCormick & Co., Inc.(a)	3,500	257,425
Mead Johnson Nutrition Co.	5,500	425,975
Mondelez International, Inc., Class A	46,071	1,410,233
Pilgrim's Pride Corp.*	1,700	15,623
Post Holdings, Inc.*	720	30,910
Smithfield Foods, Inc.*	4,200	111,216
Snyders-Lance, Inc.	954	24,098
Tootsie Roll Industries, Inc.(a)	713	21,319
TreeHouse Foods, Inc.*	1,116	72,707
Tyson Foods, Inc., Class A	8,302	206,056
		8,119,351
Gas Utilities — 0.3%
AGL Resources, Inc.	3,357	140,826
Atmos Energy Corp.(a)	2,600	110,994
National Fuel Gas Co.(a)	2,000	122,700
New Jersey Resources Corp.(a)	1,150	51,577
Northwest Natural Gas Co.(a)	645	28,264
ONEOK, Inc.	5,700	271,719
Piedmont Natural Gas Co., Inc.	2,300	75,624
Questar Corp.(a)	5,200	126,516
South Jersey Industries, Inc.(a)	800	44,472
Southwest Gas Corp.	1,343	63,739
UGI Corp.(a)	3,010	115,554
WGL Holdings, Inc.(a)	1,400	61,740
		1,213,725
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	44,219	1,561,815
Alere, Inc.*	2,200	56,166
Align Technology, Inc.(a)*	1,900	63,669
Baxter International, Inc.	15,404	1,118,946
Becton Dickinson and Co.(a)	5,360	512,470
Boston Scientific Corp.*	40,495	316,266
CareFusion Corp.*	5,900	206,441
Cooper Companies, Inc. (The)	1,446	155,994
Covidien PLC	13,070	886,669
CR Bard, Inc.	2,192	220,910
Cyberonics, Inc.*	600	28,086
DENTSPLY International, Inc.(a)	3,734	158,396
Edwards Lifesciences Corp.*	3,200	262,912
Haemonetics Corp.(a)*	1,600	66,656
Hill-Rom Holdings, Inc.	1,606	56,563
Hologic, Inc.*	6,896	155,850
Idexx Laboratories, Inc.(a)*	1,600	147,824
Integra LifeSciences Holdings Corp.(a)*	418	16,306
Intuitive Surgical, Inc.*	1,100	540,309
Medtronic, Inc.	27,864	1,308,493
ResMed, Inc.(a)	4,200	194,712
Sirona Dental Systems, Inc.*	1,600	117,968
St. Jude Medical, Inc.	8,373	338,604
STERIS Corp.(a)	1,600	66,576
Stryker Corp.	8,500	554,540
Teleflex, Inc.(a)	1,064	89,919
Thoratec Corp.*	1,658	62,175
Varian Medical Systems, Inc.*	3,000	216,000
West Pharmaceutical Services, Inc.	800	51,952
Zimmer Holdings, Inc.	4,880	367,074
		9,900,261
Health Care Providers & Services — 2.0%
Aetna, Inc.	9,500	485,640
Air Methods Corp.(a)	1,200	57,888
AmerisourceBergen Corp.	6,736	346,567
Brookdale Senior Living, Inc.(a)*	2,500	69,700
Cardinal Health, Inc.	9,735	405,171
Centene Corp.*	1,500	66,060
Chemed Corp.(a)	700	55,986
CIGNA Corp.	8,000	498,960
Community Health Systems, Inc.	2,200	104,258
Coventry Health Care, Inc.	3,950	185,768
DaVita HealthCare Partners, Inc.*	2,700	320,193
Express Scripts Holding Co.*	22,181	1,278,735
HCA Holdings, Inc.	7,540	306,350
Health Management Associates, Inc., Class A*	6,472	83,295
Health Net, Inc.*	2,200	62,964
Healthsouth Corp.(a)*	2,658	70,091
Henry Schein, Inc.(a)*	2,586	239,334
Humana, Inc.	4,424	305,743
Laboratory Corp. of America Holdings(a)*	2,700	243,540
LifePoint Hospitals, Inc.(a)*	1,533	74,289
Magellan Health Services, Inc.*	900	42,813
McKesson Corp.	6,500	701,740
Mednax, Inc.(a)*	1,400	125,482
Molina Healthcare, Inc.*	700	21,609
MWI Veterinary Supply, Inc.*	339	44,836
Omnicare, Inc.(a)	3,300	134,376
Owens & Minor, Inc.(a)	1,650	53,724
Patterson Cos., Inc.	2,515	95,671
Quest Diagnostics, Inc.	4,415	249,227
Select Medical Holdings Corp.	900	8,100
Team Health Holdings, Inc.*	1,900	69,122

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Tenet Healthcare Corp.*	3,125	$148,688
UnitedHealth Group, Inc.	28,846	1,650,280
Universal Health Services, Inc., Class B	2,600	166,062
VCA Antech, Inc.(a)*	2,600	61,074
WellCare Health Plans, Inc.*	1,093	63,350
WellPoint, Inc.	8,592	569,048
		9,465,734
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	4,343	59,021
athenahealth, Inc.(a)*	1,111	107,812
Cerner Corp.*	4,100	388,475
		555,308
Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc.(a)*	1,100	57,167
Bob Evans Farms, Inc.	600	25,572
Brinker International, Inc.(a)	1,850	69,653
Buffalo Wild Wings, Inc.(a)*	600	52,518
Carnival Corp.	12,634	433,346
Cheesecake Factory, Inc. (The)(a)	1,750	67,568
Chipotle Mexican Grill, Inc.(a)*	800	260,696
Choice Hotels International, Inc.(a)	700	29,617
Cracker Barrel Old Country Store, Inc.(a)	500	40,425
Darden Restaurants, Inc.	3,300	170,544
DineEquity, Inc.(a)	400	27,516
Domino's Pizza, Inc.	1,490	76,646
Dunkin' Brands Group, Inc.(a)	2,843	104,850
Hyatt Hotels Corp., Class A(a)*	1,000	43,230
International Game Technology	7,300	120,450
International Speedway Corp., Class A	307	10,033
Interval Leisure Group, Inc.(a)	903	19,631
Jack in the Box, Inc.*	1,000	34,590
Las Vegas Sands Corp.	11,500	648,025
Life Time Fitness, Inc.(a)*	1,300	55,614
Marriott International, Inc., Class A	7,066	298,397
Marriott Vacations Worldwide Corp.*	751	32,225
McDonald's Corp.	28,184	2,809,663
MGM Resorts International(a)*	9,600	126,240
Panera Bread Co., Class A*	700	115,668
Papa John's International, Inc.*	500	30,910
Penn National Gaming, Inc.(a)*	1,600	87,088
Royal Caribbean Cruises Ltd.	4,000	132,880
Six Flags Entertainment Corp.(a)	1,126	81,612
Starbucks Corp.	20,900	1,190,464
Starwood Hotels & Resorts Worldwide, Inc.	5,700	363,261
Texas Roadhouse, Inc.(a)	1,354	27,337
Vail Resorts, Inc.(a)	1,000	62,320
Wendy's Co. (The)(a)	9,400	53,298
Wyndham Worldwide Corp.	4,021	259,274
Wynn Resorts Ltd.(a)	2,264	283,362
Yum! Brands, Inc.	12,200	877,668
		9,179,358
Household Durables — 0.5%
DR Horton, Inc.(a)	8,800	213,840
Garmin Ltd.	3,286	108,570
Harman International Industries, Inc.	1,900	84,797
Jarden Corp.*	3,982	170,650
Kid Brands, Inc.(a)*	100	155
Leggett & Platt, Inc.(a)	4,300	145,254
Lennar Corp., Class A(a)	4,500	186,660
M.D.C. Holdings, Inc.	1,229	45,043
Meritage Homes Corp.*	1,000	46,860
Mohawk Industries, Inc.*	1,843	208,480
Newell Rubbermaid, Inc.	8,200	214,020
NVR, Inc.*	100	108,011
PulteGroup, Inc.*	9,847	199,303
Ryland Group, Inc. (The)(a)	1,100	45,782
Standard Pacific Corp.(a)*	3,900	33,696
Tempur-Pedic International, Inc.(a)*	1,800	89,334
Toll Brothers, Inc.(a)*	4,500	154,080
Tupperware Brands Corp.	1,700	138,958
Whirlpool Corp.	2,067	244,857
		2,438,350
Household Products — 2.0%
Central Garden and Pet Co., Class A*	100	822
Church & Dwight Co., Inc.	4,100	264,983
Clorox Co. (The)	3,466	306,845
Colgate-Palmolive Co.	13,057	1,541,118
Energizer Holdings, Inc.	1,900	189,487
Kimberly-Clark Corp.	10,329	1,012,035
Procter & Gamble Co. (The)	76,238	5,874,900
Spectrum Brands Holdings, Inc.	817	46,234
		9,236,424
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	18,700	235,059
Calpine Corp.*	8,894	183,216
NRG Energy, Inc.	8,747	231,708
		649,983
Industrial Conglomerates — 2.0%
3M Co.	17,477	1,857,980
Carlisle Cos., Inc.	1,635	110,837
Danaher Corp.	16,451	1,022,430
General Electric Co.	281,728	6,513,551
		9,504,798
Insurance — 4.2%
ACE Ltd.	9,674	860,696
Aflac, Inc.	13,236	688,537
Alleghany Corp.*	127	50,282
Allied World Assurance Co., Holdings Ltd.	1,000	92,720
Allstate Corp. (The)	13,443	659,648
Alterra Capital Holdings Ltd.	2,083	65,615
American Financial Group, Inc.	1,900	90,022
American International Group, Inc.*	33,814	1,312,659
American National Insurance Co.	189	16,418
Amtrust Financial Services, Inc.(a)	700	24,255
Aon PLC	8,385	515,677
Arch Capital Group Ltd.(a)*	3,938	207,021
Arthur J Gallagher & Co.	3,500	144,585
Aspen Insurance Holdings Ltd.	2,100	81,018
Assurant, Inc.	2,400	108,024
Assured Guaranty Ltd.	4,400	90,684
Axis Capital Holdings Ltd.	3,400	141,508
Berkshire Hathaway, Inc., Class B*	50,285	5,239,697
Brown & Brown, Inc.	3,300	105,732
Chubb Corp. (The)	7,407	648,335
Cincinnati Financial Corp.(a)	4,614	217,735
CNA Financial Corp.	6,091	199,115
CNO Financial Group, Inc.	6,200	70,990
Endurance Specialty Holdings Ltd.	1,200	57,372
Enstar Group Ltd.(a)*	300	37,287
Erie Indemnity Co., Class A	830	62,690
Everest Re Group Ltd.	1,400	181,804
Fidelity National Financial, Inc., Class A	6,204	156,527
First American Financial Corp.	3,300	84,381
Genworth Financial, Inc., Class A*	12,500	125,000
Hanover Insurance Group, Inc. (The)(a)	1,100	54,648
Hartford Financial Services Group, Inc.	12,100	312,180

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
HCC Insurance Holdings, Inc.	2,761	$116,045
Kemper Corp.(a)	1,200	39,132
Lincoln National Corp.	8,333	271,739
Loews Corp.	8,959	394,823
Markel Corp.(a)*	211	106,238
Marsh & McLennan Cos., Inc.	15,400	584,738
MBIA, Inc.*	3,900	40,053
Mercury General Corp.	800	30,344
MetLife, Inc.	23,492	893,166
Montpelier Re Holdings Ltd.(a)	1,300	33,865
Old Republic International Corp.(a)	6,400	81,344
OneBeacon Insurance Group Ltd., Class A	200	2,704
PartnerRe Ltd.	1,567	145,903
Platinum Underwriters Holdings Ltd.	1,200	66,972
Primerica, Inc.	1,100	36,058
Principal Financial Group, Inc.	8,200	279,046
ProAssurance Corp.	1,800	85,194
Progressive Corp. (The)	16,400	414,428
Protective Life Corp.(a)	2,200	78,760
Prudential Financial, Inc.	13,134	774,775
Reinsurance Group of America, Inc.	2,081	124,173
RenaissanceRe Holdings Ltd.	1,400	128,786
RLI Corp.(a)	500	35,925
StanCorp Financial Group, Inc.(a)	1,400	59,864
Torchmark Corp.	2,700	161,460
Travelers Companies, Inc. (The)	10,528	886,352
Unum Group	8,151	230,266
Validus Holdings Ltd.	2,041	76,272
Willis Group Holdings PLC(a)	4,700	185,603
WR Berkley Corp.	3,405	151,080
XL Group PLC	8,756	265,307
		19,483,277
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	10,049	2,677,958
Expedia, Inc.	2,664	159,867
Groupon, Inc.*	7,600	46,512
HomeAway, Inc.*	900	29,250
HSN, Inc.	900	49,374
Liberty Media Corp. - Interactive, Class A*	14,737	315,077
Liberty Ventures, Series A*	781	59,028
NetFlix, Inc.*	1,500	284,115
Priceline.com, Inc.*	1,331	915,635
Shutterfly, Inc.*	1,000	44,170
TripAdvisor, Inc.(a)*	3,164	166,173
		4,747,159
Internet Software & Services — 2.2%
Akamai Technologies, Inc.(a)*	5,154	181,885
AOL, Inc.(a)*	3,127	120,358
CoStar Group, Inc.(a)*	765	83,737
Dealertrack Technologies, Inc.(a)*	900	26,442
eBay, Inc.*	32,708	1,773,428
Equinix, Inc.(a)*	1,371	296,561
Google, Inc., Class A*	7,589	6,025,894
IAC/InterActiveCorp	2,253	100,664
j2 Global, Inc.(a)	1,500	58,815
LinkedIn Corp., Class A*	2,600	457,756
Rackspace Hosting, Inc.(a)*	2,900	146,392
Valueclick, Inc.(a)*	1,464	43,261
VeriSign, Inc.(a)*	4,300	203,304
WebMD Health Corp.*	800	19,456
Yahoo!, Inc.*	33,102	778,890
		10,316,843
IT Services — 3.6%
Accenture PLC, Class A	17,943	1,363,130
Acxiom Corp.*	1,500	30,600
Alliance Data Systems Corp.(a)*	1,500	242,835
Amdocs Ltd.	4,430	160,588
Automatic Data Processing, Inc.	13,651	887,588
Booz Allen Hamilton Holding Corp.	23	309
Broadridge Financial Solutions, Inc.	3,675	91,287
Cardtronics, Inc.*	204	5,602
Cognizant Technology Solutions Corp., Class A*	8,442	646,742
Computer Sciences Corp.	4,600	226,458
Convergys Corp.(a)	3,200	54,496
CoreLogic, Inc.*	2,308	59,685
DST Systems, Inc.	1,100	78,397
Euronet Worldwide, Inc.*	1,100	28,974
Fidelity National Information Services, Inc.	6,698	265,375
Fiserv, Inc.*	3,750	329,362
FleetCor Technologies, Inc.*	1,630	124,972
Gartner, Inc., Class A*	2,400	130,584
Genpact Ltd.	5,390	98,044
Global Payments, Inc.(a)	2,380	118,191
Heartland Payment Systems, Inc.(a)	1,000	32,970
International Business Machines Corp.	29,394	6,269,740
Jack Henry & Associates, Inc.	2,400	110,904
Lender Processing Services, Inc.	2,639	67,189
Mastercard, Inc., Class A	2,900	1,569,277
MAXIMUS, Inc.	1,000	79,970
NeuStar, Inc., Class A*	1,900	88,407
Paychex, Inc.(a)	9,362	328,325
SAIC, Inc.(a)	7,300	98,915
Sapient Corp.(a)*	3,176	38,715
Syntel, Inc.	600	40,512
Teradata Corp.*	4,600	269,146
Total System Services, Inc.	4,582	113,542
VeriFone Systems, Inc.(a)*	2,900	59,972
Visa, Inc., Class A	14,063	2,388,460
Western Union Co. (The)	17,126	257,575
WEX, Inc.(a)*	1,100	86,350
		16,843,188
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,397	82,025
Hasbro, Inc.(a)	3,300	145,002
Mattel, Inc.	9,800	429,142
Polaris Industries, Inc.(a)	1,800	166,482
		822,651
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	9,800	411,306
Bio-Rad Laboratories, Inc., Class A*	600	75,600
Bruker Corp.(a)*	2,300	43,930
Charles River Laboratories International, Inc.*	1,088	48,166
Covance, Inc.*	1,900	141,208
Illumina, Inc.(a)*	3,620	195,480
Life Technologies Corp.*	4,823	311,710
Mettler-Toledo International, Inc.(a)*	900	191,898
Parexel International Corp.(a)*	1,600	63,216
PerkinElmer, Inc.	2,900	97,556
Techne Corp.	1,000	67,850
Thermo Fisher Scientific, Inc.	10,250	784,023
Waters Corp.*	2,500	234,775
		2,666,718
Machinery — 2.1%
Actuant Corp., Class A(a)	1,500	45,930

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
AGCO Corp.	2,600	$135,512
Barnes Group, Inc.	1,800	52,074
Briggs & Stratton Corp.(a)	1,200	29,760
Caterpillar, Inc.	18,350	1,595,899
Chart Industries, Inc.(a)*	800	64,008
CLARCOR, Inc.(a)	1,300	68,094
CNH Global NV	16	661
Colfax Corp.(a)*	1,300	60,502
Crane Co.	1,500	83,790
Cummins, Inc.	5,100	590,631
Deere & Co.	10,366	891,269
Donaldson Co., Inc.	4,200	151,998
Dover Corp.(a)	5,100	371,688
Flowserve Corp.	1,500	251,565
Gardner Denver, Inc.	1,500	112,665
Graco, Inc.	1,550	89,947
Harsco Corp.(a)	2,000	49,540
IDEX Corp.	2,100	112,182
Illinois Tool Works, Inc.	11,400	694,716
Ingersoll Rand PLC	8,311	457,188
ITT Corp.	2,544	72,326
Joy Global, Inc.	2,900	172,608
Kennametal, Inc.(a)	2,100	81,984
Lincoln Electric Holdings, Inc.	2,243	121,526
Lindsay Corp.(a)	400	35,272
Manitowoc Co., Inc. (The)	3,300	67,848
Middleby Corp.(a)*	500	76,075
Mueller Industries, Inc.	695	37,037
Navistar International Corp.*	700	24,199
Nordson Corp.	1,500	98,925
Oshkosh Corp.*	2,600	110,474
PACCAR, Inc.	9,309	470,663
Pall Corp.	3,200	218,784
Parker Hannifin Corp.	4,209	385,460
Pentair Ltd.	5,664	298,776
Sauer-Danfoss, Inc.	526	30,734
Snap-On, Inc.	1,600	132,320
SPX Corp.	1,400	110,544
Stanley Black & Decker, Inc.	4,322	349,952
Terex Corp.(a)*	2,600	89,492
Timken Co.	2,600	147,108
Toro Co. (The)	1,727	79,511
Trimas Corp.*	900	29,223
Trinity Industries, Inc.	2,400	108,792
Valmont Industries, Inc.	700	110,089
WABCO Holdings, Inc.*	1,899	134,050
Wabtec Corp.	1,400	142,954
Watts Water Technologies, Inc., Class A	900	43,191
Woodward, Inc.	1,500	59,640
Xylem, Inc.	5,089	140,253
		9,889,429
Marine — 0.0%
Kirby Corp.(a)*	1,600	122,880
Matson, Inc.(a)	1,200	29,520
		152,400
Media — 3.6%
AMC Networks, Inc., Class A*	1,725	108,985
Cablevision Systems Corp., Class A(a)	6,000	89,760
CBS Corp., Class A	1,300	60,229
CBS Corp., Class B	16,452	768,144
Charter Communications, Inc., Class A*	1,152	120,015
Cinemark Holdings, Inc.	2,400	70,656
Clear Channel Outdoor Holdings, Inc., Class A*	231	1,730
Comcast Corp., Class A	57,516	2,416,247
Comcast Corp., Class A Special	14,850	588,357
CTC Media, Inc.	1,697	20,008
DIRECTV*	15,643	885,550
Discovery Communications, Inc., Class A(a)*	4,020	316,535
Discovery Communications, Inc., Class C*	2,520	175,241
DISH Network Corp., Class A	6,000	227,400
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	45,504
Gannett Co., Inc.(a)	6,000	131,220
Interpublic Group of Cos., Inc. (The)	12,095	157,598
John Wiley & Sons, Inc., Class A(a)	1,300	50,648
Lamar Advertising Co., Class A*	1,800	87,498
Liberty Global, Inc., Series A(a)*	3,752	275,397
Liberty Global, Inc., Series C*	2,973	204,037
Liberty Media Corp.*	3,157	352,416
Lions Gate Entertainment Corp.(a)*	1,900	45,163
Live Nation Entertainment, Inc.*	4,494	55,591
Madison Square Garden Co. (The), Class A*	1,825	105,120
Meredith Corp.(a)	900	34,434
Morningstar, Inc.(a)	700	48,944
New York Times Co. (The), Class A(a)*	3,300	32,340
News Corp., Class A	43,644	1,332,015
News Corp., Class B	12,500	384,500
Omnicom Group, Inc.(a)	7,600	447,640
Pandora Media, Inc.(a)*	1,600	22,656
Regal Entertainment Group, Class A(a)	2,586	43,109
Scripps Networks Interactive, Inc., Class A(a)	2,435	156,668
Sinclair Broadcast Group, Inc., Class A	1,200	24,288
Sirius XM Radio, Inc.(a)	183,669	565,700
Starz - Liberty Capital*	3,257	72,142
Time Warner Cable, Inc.	8,658	831,687
Time Warner, Inc.	27,300	1,573,026
Viacom, Inc., Class A	294	18,540
Viacom, Inc., Class B	12,739	784,340
Virgin Media, Inc.	7,000	342,790
Walt Disney Co. (The)	46,792	2,657,786
Washington Post Co. (The), Class B(a)	100	44,700
		16,776,354
Metals & Mining — 0.7%
Alcoa, Inc.(a)	30,700	261,564
Allegheny Technologies, Inc.	2,400	76,104
Allied Nevada Gold Corp.(a)*	2,115	34,813
Carpenter Technology Corp.	1,300	64,077
Cliffs Natural Resources, Inc.(a)	4,187	79,595
Coeur d'Alene Mines Corp.*	2,464	46,471
Commercial Metals Co.	3,500	55,475
Compass Minerals International, Inc.(a)	1,000	78,900
Freeport-McMoRan Copper & Gold, Inc.	26,333	871,622
Hecla Mining Co.(a)	5,900	23,305
Newmont Mining Corp.	13,200	552,948
Nucor Corp.	8,994	415,073
Reliance Steel & Aluminum Co.	2,000	142,340
Royal Gold, Inc.(a)	1,700	120,751
Southern Copper Corp.(a)	4,904	184,243
Steel Dynamics, Inc.	5,800	92,046
Stillwater Mining Co.(a)*	2,565	33,165
United States Steel Corp.(a)	3,923	76,499
Walter Energy, Inc.(a)	1,775	50,588
Worthington Industries, Inc.(a)	1,900	58,862
		3,318,441

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 1.2%
Alliant Energy Corp.	3,200	$160,576
Ameren Corp.	7,000	245,140
Avista Corp.	1,400	38,360
Black Hills Corp.(a)	1,300	57,252
Centerpoint Energy, Inc.	11,350	271,946
CMS Energy Corp.	7,678	214,523
Consolidated Edison, Inc.	8,198	500,324
Dominion Resources, Inc.	16,293	947,927
DTE Energy Co.	4,900	334,866
Integrys Energy Group, Inc.(a)	2,277	132,430
MDU Resources Group, Inc.	5,425	135,571
NiSource, Inc.	8,400	246,456
NorthWestern Corp.	1,000	39,860
PG&E Corp.	12,358	550,302
Public Service Enterprise Group, Inc.	14,121	484,915
SCANA Corp.	3,400	173,944
Sempra Energy	6,500	519,610
TECO Energy, Inc.(a)	5,800	103,356
Vectren Corp.(a)	2,300	81,466
Wisconsin Energy Corp.	6,553	281,058
		5,519,882
Multiline Retail — 0.7%
Big Lots, Inc.(a)*	1,700	59,959
Dillard's, Inc., Class A	1,096	86,091
Dollar General Corp.*	6,600	333,828
Dollar Tree, Inc.*	6,616	320,413
Family Dollar Stores, Inc.	2,662	157,191
J.C. Penney Co., Inc.(a)	4,700	71,017
Kohl's Corp.(a)	6,410	295,693
Macy's, Inc.	10,700	447,688
Nordstrom, Inc.	4,600	254,058
Saks, Inc.(a)*	3,600	41,292
Sears Canada, Inc.	509	4,917
Sears Holdings Corp.(a)*	1,189	59,414
Target Corp.	16,700	1,143,115
		3,274,676
Office Electronics — 0.1%
Xerox Corp.	38,122	327,849
Zebra Technologies Corp., Class A*	1,575	74,230
		402,079
Oil, Gas & Consumable Fuels — 8.3%
Alon USA Energy, Inc.(a)	7	133
Alpha Natural Resources, Inc.(a)*	3,688	30,278
Anadarko Petroleum Corp.	13,900	1,215,555
Apache Corp.	10,875	839,115
Berry Petroleum Co., Class A	1,600	74,064
Bonanza Creek Energy, Inc.*	800	30,936
Cabot Oil & Gas Corp.	6,000	405,660
Cheniere Energy, Inc.*	5,300	148,400
Chesapeake Energy Corp.	18,800	383,708
Chevron Corp.	54,338	6,456,441
Cimarex Energy Co.	2,410	181,810
Cobalt International Energy, Inc.*	6,060	170,892
Concho Resources, Inc.*	2,800	272,804
ConocoPhillips	32,180	1,934,018
Consol Energy, Inc.	6,000	201,900
Continental Resources, Inc.(a)*	1,300	113,009
CVR Energy, Inc.(b)*	1,522	—
Delek US Holdings, Inc.	400	15,784
Denbury Resources, Inc.(a)*	11,108	207,164
Devon Energy Corp.	10,849	612,101
Energen Corp.	2,100	109,221
Energy XXI Bermuda Ltd.	1,891	51,473
EOG Resources, Inc.	7,600	973,332
EQT Corp.	4,277	289,767
EXCO Resources, Inc.(a)	3,600	25,668
Exxon Mobil Corp.	125,284	11,289,341
Gulfport Energy Corp.*	2,029	92,989
Halcon Resources Corp.*	2,533	19,732
Hess Corp.	8,700	623,007
HollyFrontier Corp.	5,894	303,246
Kinder Morgan, Inc.	25,550	988,274
Kodiak Oil & Gas Corp.*	7,300	66,357
Kosmos Energy Ltd.*	2,000	22,600
Marathon Oil Corp.	19,643	662,362
Marathon Petroleum Corp.	9,901	887,130
McMoRan Exploration Co.(a)*	2,587	42,297
Murphy Oil Corp.	5,221	332,734
Newfield Exploration Co.*	3,900	87,438
Noble Energy, Inc.	4,959	573,558
Oasis Petroleum, Inc.*	2,012	76,597
Occidental Petroleum Corp.	21,783	1,707,134
PDC Energy, Inc.*	796	39,458
Peabody Energy Corp.	7,900	167,085
Phillips 66	17,090	1,195,787
Pioneer Natural Resources Co.	3,702	459,974
Plains Exploration & Production Co.*	3,717	176,446
QEP Resources, Inc.	5,200	165,568
Range Resources Corp.(a)	4,700	380,888
Rosetta Resources, Inc.*	1,400	66,612
SandRidge Energy, Inc.(a)*	10,354	54,566
SemGroup Corp., Class A*	900	46,548
SM Energy Co.	1,900	112,518
Southwestern Energy Co.*	10,000	372,600
Spectra Energy Corp.	18,824	578,838
Targa Resources Corp.	900	61,164
Teekay Corp.(a)	1,000	35,960
Tesoro Corp.	3,900	228,345
Ultra Petroleum Corp.(a)*	4,500	90,450
Valero Energy Corp.	15,918	724,110
Western Refining, Inc.(a)	2,000	70,820
Whiting Petroleum Corp.*	3,200	162,688
Williams Companies, Inc. (The)	18,800	704,248
World Fuel Services Corp.(a)	2,000	79,440
WPX Energy, Inc.(a)*	5,633	90,241
		38,582,383
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	100	2,995
Domtar Corp.	1,000	77,620
International Paper Co.	11,845	551,740
KapStone Paper and Packaging Corp.	700	19,460
Louisiana-Pacific Corp.*	2,900	62,640
Schweitzer-Mauduit International, Inc.	733	28,389
		742,844
Personal Products — 0.2%
Avon Products, Inc.(a)	12,500	259,125
Estee Lauder Companies, Inc. (The), Class A	6,600	422,598
Herbalife Ltd.(a)	3,200	119,840
Nu Skin Enterprises, Inc., Class A(a)	1,488	65,770
Prestige Brands Holdings, Inc.*	1,100	28,259
		895,592
Pharmaceuticals — 5.1%
AbbVie, Inc.	43,619	1,778,783
Actavis, Inc.*	3,600	331,596
Allergan, Inc.	8,496	948,408
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Bristol-Myers Squibb Co.	44,500	$1,832,955
Eli Lilly & Co.	27,800	1,578,762
Endo Health Solutions, Inc.*	3,209	98,709
Forest Laboratories, Inc.*	7,847	298,500
Hospira, Inc.(a)*	4,720	154,958
Impax Laboratories, Inc.*	1,700	26,248
Jazz Pharmaceuticals PLC*	1,100	61,501
Johnson & Johnson	78,395	6,391,544
Medicines Co. (The)*	1,632	54,541
Merck & Co., Inc.	80,933	3,579,667
Mylan, Inc.*	11,825	342,215
Perrigo Co.	2,300	273,079
Pfizer, Inc.	200,831	5,795,983
Questcor Pharmaceuticals, Inc.(a)	1,600	52,064
Salix Pharmaceuticals Ltd.*	1,600	81,888
Viropharma, Inc.(a)*	1,800	45,288
Warner Chilcott PLC, Class A	6,087	82,479
		23,809,168
Professional Services — 0.3%
Acacia Research Corp.*	828	24,981
Advisory Board Co. (The)*	1,000	52,520
Corporate Executive Board Co. (The)	1,000	58,160
Dun & Bradstreet Corp.(a)	1,200	100,380
Equifax, Inc.	3,389	195,172
IHS, Inc., Class A*	1,300	136,136
Manpower, Inc.	2,400	136,128
Nielsen Holdings NV	3,500	125,370
On Assignment, Inc.(a)*	777	19,666
Robert Half International, Inc.(a)	3,700	138,861
Towers Watson & Co., Class A	1,500	103,980
Verisk Analytics, Inc., Class A*	3,957	243,870
		1,335,224
Real Estate Investment Trusts (REITs) — 0.0%
Geo Group, Inc. (The)	1,958	73,660
Ryman Hospitality Properties(a)	1,358	62,129
		135,789
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.*	1,200	42,900
Altisource Asset Management Corp.(a)*	40	5,400
Altisource Portfolio Solutions SA*	400	27,900
Altisource Residential Corp., Class B(a)*	133	2,660
CBRE Group, Inc.*	8,900	224,725
Forest City Enterprises, Inc., Class A(a)*	3,000	53,310
Howard Hughes Corp. (The)*	589	49,364
Jones Lang LaSalle, Inc.	1,100	109,351
St. Joe Co. (The)(a)*	2,400	51,000
		566,610
Road & Rail — 1.0%
AMERCO	300	52,062
Avis Budget Group, Inc.(a)*	2,328	64,788
Con-way, Inc.	1,500	52,815
CSX Corp.	28,709	707,103
Genesee & Wyoming, Inc., Class A*	1,300	121,043
Hertz Global Holdings, Inc.*	8,200	182,532
JB Hunt Transport Services, Inc.	2,500	186,200
Kansas City Southern(a)	3,100	343,790
Knight Transportation, Inc.(a)	1,196	19,256
Landstar System, Inc.	1,200	68,508
Norfolk Southern Corp.	8,804	678,612
Old Dominion Freight Line, Inc.*	2,137	81,633
Ryder System, Inc.	1,600	95,600
Swift Transportation Co.(a)*	2,254	31,962
Union Pacific Corp.	12,600	1,794,366
Werner Enterprises, Inc.(a)	1,200	28,968
		4,509,238
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(a)*	6,000	15,300
Altera Corp.	9,023	320,046
Analog Devices, Inc.	8,400	390,516
Applied Materials, Inc.	34,500	465,060
Atmel Corp.*	12,900	89,784
Avago Technologies Ltd.	6,800	244,256
Broadcom Corp., Class A	14,202	492,383
Cree, Inc.(a)*	2,900	158,659
Cymer, Inc.(a)*	700	67,270
Entegris, Inc.*	3,137	30,931
Fairchild Semiconductor International, Inc.*	3,875	54,793
First Solar, Inc.(a)*	1,600	43,136
Freescale Semiconductor Ltd.*	1,100	16,379
Hittite Microwave Corp.(a)*	800	48,448
Intel Corp.	134,522	2,939,306
International Rectifier Corp.(a)*	800	16,920
Kla-Tencor Corp.	4,900	258,426
Lam Research Corp.*	4,962	205,725
Linear Technology Corp.	6,500	249,405
LSI Corp.*	14,994	101,659
Marvell Technology Group Ltd.	12,700	134,366
Maxim Integrated Products, Inc.	8,300	270,995
MEMC Electronic Materials, Inc.(a)*	1,549	6,816
Microchip Technology, Inc.(a)	5,350	196,666
Micron Technology, Inc.*	27,301	272,464
Microsemi Corp.*	2,900	67,193
MKS Instruments, Inc.	1,300	35,360
Nvidia Corp.	16,500	211,530
ON Semiconductor Corp.*	11,830	97,952
PMC - Sierra, Inc.*	4,400	29,876
RF Micro Devices, Inc.*	6,700	35,644
Semtech Corp.*	1,800	63,702
Silicon Laboratories, Inc.*	1,400	57,904
Skyworks Solutions, Inc.(a)*	5,200	114,556
SunPower Corp.*	395	4,558
Teradyne, Inc.(a)*	4,800	77,856
Texas Instruments, Inc.	29,923	1,061,668
Xilinx, Inc.	7,367	281,198
		9,228,706
Software — 3.4%
ACI Worldwide, Inc.*	584	28,534
Activision Blizzard, Inc.	13,438	195,792
Adobe Systems, Inc.*	14,008	609,488
Advent Software, Inc.*	900	25,173
ANSYS, Inc.*	2,600	211,692
Aspen Technology, Inc.*	2,399	77,464
Autodesk, Inc.*	6,300	259,812
BMC Software, Inc.*	4,000	185,320
CA, Inc.	9,376	235,994
Cadence Design Systems, Inc.*	7,900	110,047
Citrix Systems, Inc.*	5,079	366,501
Commvault Systems, Inc.*	1,260	103,295
Compuware Corp.*	5,600	70,000
Concur Technologies, Inc.(a)*	1,400	96,124
Electronic Arts, Inc.*	9,400	166,380
Factset Research Systems, Inc.(a)	1,250	115,750
Fair Isaac Corp.	950	43,405
Fortinet, Inc.*	2,600	61,568
Guidewire Software, Inc.(a)*	1,100	42,284
Informatica Corp.*	3,000	103,410
Intuit, Inc.	7,847	515,155

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Manhattan Associates, Inc.(a)*	600	$44,574
Mentor Graphics Corp.	3,300	59,565
Micros Systems, Inc.(a)*	2,300	104,673
Microsoft Corp.	207,059	5,923,958
NetSuite, Inc.(a)*	788	63,087
Nuance Communications, Inc.(a)*	6,700	135,206
Oracle Corp.	104,058	3,365,236
Progress Software Corp.*	1,950	44,421
PTC, Inc.*	3,480	88,705
QLIK Technologies, Inc.(a)*	2,100	54,243
Red Hat, Inc.*	5,400	273,024
Rovi Corp.*	3,151	67,463
Salesforce.com, Inc.*	3,900	697,437
Solarwinds, Inc.*	1,750	103,425
Solera Holdings, Inc.	1,984	115,727
SS&C Technologies Holdings, Inc.(a)*	995	29,830
Symantec Corp.*	20,392	503,275
Synopsys, Inc.*	4,200	150,696
Take-Two Interactive Software, Inc.(a)*	2,200	35,530
TIBCO Software, Inc.*	4,600	93,012
Tyler Technologies, Inc.*	700	42,882
Ultimate Software Group, Inc.*	700	72,912
Verint Systems, Inc.*	1,376	50,293
VMware, Inc.*	2,247	177,243
Zynga, Inc., Class A*	15,300	51,408
		15,971,013
Specialty Retail — 2.4%
Aaron's, Inc.	2,250	64,530
Abercrombie & Fitch Co., Class A	2,500	115,500
Advance Auto Parts, Inc.	2,100	173,565
American Eagle Outfitters, Inc.	4,750	88,825
Ann, Inc.*	1,550	44,981
Ascena Retail Group, Inc.*	4,000	74,200
AutoNation, Inc.*	961	42,044
AutoZone, Inc.*	960	380,899
Bed Bath & Beyond, Inc.*	6,421	413,641
Best Buy Co., Inc.	8,309	184,044
Buckle, Inc. (The)(a)	900	41,985
Cabela's, Inc.(a)*	1,100	66,858
Carmax, Inc.*	6,346	264,628
Chico's FAS, Inc.	5,400	90,720
Children's Place Retail Stores, Inc. (The)(a)*	700	31,374
Conn's, Inc.*	800	28,720
Dick's Sporting Goods, Inc.(a)	2,800	132,440
DSW, Inc., Class A	845	53,911
Foot Locker, Inc.	4,100	140,384
GameStop Corp., Class A(a)	3,288	91,965
Gap, Inc. (The)	9,020	319,308
Genesco, Inc.*	700	42,063
GNC Holdings, Inc., Class A	2,614	102,678
Group 1 Automotive, Inc.(a)	500	30,035
Guess?, Inc.(a)	1,900	47,177
Hibbett Sports, Inc.(a)*	700	39,389
Home Depot, Inc. (The)	41,521	2,897,335
L Brands, Inc.	6,978	311,638
Lithia Motors, Inc., Class A	600	28,488
Lowe's Cos., Inc.	32,470	1,231,262
Men's Wearhouse, Inc. (The)	1,750	58,485
Monro Muffler Brake, Inc.(a)	836	33,198
O'Reilly Automotive, Inc.*	3,300	338,415
Office Depot, Inc.(a)*	1,500	5,895
Penske Auto Group, Inc.	1,318	43,968
PetSmart, Inc.	3,057	189,840
Pier 1 Imports, Inc.(a)	3,200	73,600
Rent-A-Center, Inc.(a)	1,700	62,798
Ross Stores, Inc.	6,400	387,968
Sally Beauty Holdings, Inc.*	4,602	135,207
Select Comfort Corp.(a)*	1,400	27,678
Signet Jewelers Ltd.(a)	2,400	160,800
Sonic Automotive, Inc., Class A	1,100	24,376
Staples, Inc.(a)	19,850	266,586
Tiffany & Co.(a)	3,406	236,853
TJX Cos., Inc.	20,483	957,580
Tractor Supply Co.	1,900	197,847
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	129,872
Urban Outfitters, Inc.*	3,400	131,716
Vitamin Shoppe, Inc.(a)*	600	29,310
Williams-Sonoma, Inc.(a)	2,400	123,648
		11,190,227
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.(a)*	1,400	80,178
Coach, Inc.	7,810	390,422
Columbia Sportswear Co.(a)	400	23,152
Fifth & Pacific Cos., Inc.*	1,027	19,390
Fossil, Inc.*	1,369	132,245
Hanesbrands, Inc.*	2,601	118,502
Iconix Brand Group, Inc.(a)*	1,972	51,016
Lululemon Athletica, Inc.(a)*	2,200	137,170
Michael Kors Holdings Ltd.*	2,800	159,012
NIKE, Inc., Class B	20,197	1,191,825
PVH Corp.	2,082	222,378
Ralph Lauren Corp.	1,600	270,896
Steven Madden Ltd.*	1,096	47,281
Under Armour, Inc., Class A(a)*	2,200	112,640
VF Corp.	2,500	419,375
Wolverine World Wide, Inc.(a)	1,600	70,992
		3,446,474
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	39,095
Hudson City Bancorp, Inc.	13,407	115,836
New York Community Bancorp, Inc.(a)	10,665	153,043
Northwest Bancshares, Inc.(a)	1,875	23,794
Ocwen Financial Corp.*	3,000	113,760
People's United Financial, Inc.(a)	9,310	125,126
TFS Financial Corp.(a)*	2,631	28,494
Washington Federal, Inc.	2,947	51,572
		650,720
Tobacco — 1.5%
Altria Group, Inc.	56,022	1,926,596
Lorillard, Inc.	10,800	435,780
Philip Morris International, Inc.	44,311	4,108,073
Reynolds American, Inc.	9,167	407,840
Vector Group Ltd.(a)	2,024	32,627
		6,910,916
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.(a)	964	43,380
Beacon Roofing Supply, Inc.(a)*	1,400	54,124
Fastenal Co.	7,980	409,773
GATX Corp.	1,100	57,167
MSC Industrial Direct Co., Class A	1,400	120,092
TAL International Group, Inc.(a)	67	3,036
Textainer Group Holdings Ltd.(a)	621	24,561
United Rentals, Inc.(a)*	1,657	91,085
Watsco, Inc.(a)	800	67,344
WESCO International, Inc.(a)*	1,100	79,871
WW Grainger, Inc.	1,700	382,466
		1,332,899

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	$203,056
Aqua America, Inc.(a)	4,034	126,829
		329,885
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	8,103	564,293
MetroPCS Communications, Inc.*	8,400	91,560
SBA Communications Corp., Class A(a)*	3,478	250,486
Sprint Nextel Corp.*	85,067	528,266
Telephone & Data Systems, Inc.	2,213	46,628
United States Cellular Corp.(a)*	100	3,600
		1,484,833
TOTAL COMMON STOCKS (Identified Cost $252,191,757)		445,554,582

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,130,077	18,488,051
TOTAL MUTUAL FUNDS (Identified Cost $12,627,163)		18,488,051

SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	5,227,183	5,227,183
		5,227,184
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,227,184)		5,227,184

COLLATERAL FOR SECURITIES ON LOAN — 8.0%
Short-Term — 8.0%
State Street Navigator Securities Lending Prime Portfolio	37,498,994	37,498,994
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $37,498,994)		37,498,994

Total Investments — 108.7% (Identified Cost $307,545,098)#		506,768,811
Liabilities, Less Cash and Other Assets — (8.7%)		(40,705,809)

Net Assets — 100.0%		$466,063,002

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2013, the market value of the securities on loan was $37,082,721.
(b)	Contingent value rights based on future performance.
#

At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $307,545,098. Net unrealized appreciation aggregated $199,223,713 of which $206,045,308 related to appreciated investment securities and $6,821,595, related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

March 31, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	18.4%
Information Technology	17.0%
Consumer Discretionary	12.3%
Health Care	11.8%
Industrials	10.7%
Energy	10.2%
Consumer Staples	9.6%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	2.6%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Engility Holdings, Inc.(a)*	1,877	$45,011
General Dynamics Corp.	3,261	229,933
L-3 Communications Holdings, Inc.(a)	11,264	911,483
Northrop Grumman Corp.	38,682	2,713,542
Triumph Group, Inc.	700	54,950
		3,954,919
Air Freight & Logistics — 0.0%
FedEx Corp.	557	54,697
Airlines — 0.4%
Southwest Airlines Co.	117,519	1,584,156
Auto Components — 0.1%
Autoliv, Inc.(a)	250	17,285
Johnson Controls, Inc.	5,190	182,014
Lear Corp.	229	12,565
TRW Automotive Holdings Corp.*	410	22,550
		234,414
Automobiles — 0.5%
General Motors Co.*	66,337	1,845,495
Beverages — 0.7%
Beam, Inc.	421	26,750
Constellation Brands, Inc., Class A*	29,029	1,382,942
Molson Coors Brewing Co., Class B	24,745	1,210,773
		2,620,465
Building Products — 0.4%
Fortune Brands Home & Security, Inc.*	24,799	928,226
Owens Corning*	18,618	734,108
		1,662,334
Capital Markets — 2.8%
American Capital Ltd.*	19,081	278,487
Bank of New York Mellon Corp. (The)	68,258	1,910,542
E*Trade Financial Corp.*	2,672	28,617
Goldman Sachs Group, Inc. (The)	24,309	3,577,069
Legg Mason, Inc.(a)	20,777	667,981
Morgan Stanley	187,455	4,120,261
		10,582,957
Chemicals — 0.4%
Ashland, Inc.	12,433	923,772
Cytec Industries, Inc.	2,388	176,903
Dow Chemical Co. (The)	2,391	76,129
Mosaic Co. (The)	4,493	267,828
		1,444,632
Commercial Banks — 1.6%
CIT Group, Inc.*	3,306	143,745
First Niagara Financial Group, Inc.(a)	900	7,974
KeyCorp	126,159	1,256,544
PNC Financial Services Group, Inc.	1,653	109,924
Regions Financial Corp.	185,973	1,523,119
SunTrust Banks, Inc.(a)	81,987	2,362,045
Zions Bancorporation(a)	24,798	619,702
		6,023,053
Commercial Services & Supplies — 0.7%
ADT Corp. (The)	21,705	1,062,243
Republic Services, Inc.	38,907	1,283,931
Tyco International Ltd.	5,370	171,840
		2,518,014
Communications Equipment — 0.1%
Brocade Communications Systems, Inc.*	547	3,156
Juniper Networks, Inc.*	16,033	297,252
		300,408
Computers & Peripherals — 0.7%
Hewlett-Packard Co.	50,124	1,194,956
SanDisk Corp.*	3,816	209,880
Western Digital Corp.	26,973	1,356,203
		2,761,039
Construction & Engineering — 0.3%
Aecom Technology Corp.*	322	10,562
Jacobs Engineering Group, Inc.*	999	56,184
KBR, Inc.	1,211	38,849
Quanta Services, Inc.*	16,582	473,913
URS Corp.	12,060	571,764
		1,151,272
Construction Materials — 0.3%
Vulcan Materials Co.	19,042	984,471
Consumer Finance — 0.5%
Capital One Financial Corp.	31,043	1,705,813
Containers & Packaging — 0.4%
MeadWestvaco Corp.	27,613	1,002,352
Rock-Tenn Co., Class A	2,690	249,605
Sealed Air Corp.	7,770	187,335
		1,439,292
Diversified Consumer Services — 0.0%
Service Corp. International	6,894	115,337
Diversified Financial Services — 9.8%
Bank of America Corp.	1,125,183	13,704,729
Citigroup, Inc.	306,947	13,579,335
CME Group, Inc.	50,465	3,098,046
JPMorgan Chase & Co.	115,791	5,495,441
NASDAQ OMX Group, Inc. (The)	26,025	840,608
NYSE Euronext	3,108	120,093
		36,838,252
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	419,977	15,408,956
CenturyLink, Inc.(a)	74,065	2,601,904
Frontier Communications Corp.(a)	41,385	164,712
		18,175,572
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.*	16,754	680,548
Avnet, Inc.*	21,600	781,920
Corning, Inc.	106,955	1,425,710
Ingram Micro, Inc., Class A*	23,253	457,619
		3,345,797
Energy Equipment & Services — 2.6%
Baker Hughes, Inc.	8,429	391,190
Helmerich & Payne, Inc.	16,667	1,011,687
Nabors Industries Ltd.	45,962	745,504
National Oilwell Varco, Inc.	50,996	3,607,967
Noble Corp.	16,914	645,269
Patterson-UTI Energy, Inc.(a)	23,910	570,014
Rowan Companies PLC, Class A*	19,250	680,680
Tidewater, Inc.(a)	1,514	76,457
Transocean Ltd.	30,076	1,562,749
Weatherford International Ltd.*	35,367	429,355
		9,720,872
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	174,763	9,610,218
Safeway, Inc.	38,038	1,002,301
		10,612,519
Food Products — 4.0%
Archer-Daniels-Midland Co.	99,142	3,344,060
Bunge Ltd.(a)	16,173	1,194,052
J.M. Smucker Co. (The)	17,926	1,777,542

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Kraft Foods Group, Inc.	3,188	$164,278
Mondelez International, Inc., Class A	218,139	6,677,235
Smithfield Foods, Inc.*	23,763	629,244
Tyson Foods, Inc., Class A	45,507	1,129,484
		14,915,895
Gas Utilities — 0.0%
UGI Corp.(a)	636	24,416
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	179,975	1,405,605
CareFusion Corp.*	29,859	1,044,766
Hologic, Inc.(a)*	39,197	885,852
Teleflex, Inc.(a)	2,717	229,614
		3,565,837
Health Care Providers & Services — 3.1%
Aetna, Inc.	52,665	2,692,235
CIGNA Corp.	11,717	730,789
Coventry Health Care, Inc.	22,712	1,068,145
Humana, Inc.	23,386	1,616,207
Omnicare, Inc.(a)	17,426	709,587
UnitedHealth Group, Inc.	22,077	1,263,025
Universal Health Services, Inc., Class B	537	34,298
WellPoint, Inc.	52,818	3,498,136
		11,612,422
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	90,764	3,113,205
Hyatt Hotels Corp., Class A(a)*	457	19,756
MGM Resorts International(a)*	77,590	1,020,308
Penn National Gaming, Inc.(a)*	7,057	384,113
Royal Caribbean Cruises Ltd.	34,910	1,159,710
Wyndham Worldwide Corp.	1,783	114,968
		5,812,060
Household Durables — 0.8%
Lennar Corp., Class A(a)	20,686	858,055
Mohawk Industries, Inc.*	11,468	1,297,260
Toll Brothers, Inc.(a)*	7,667	262,518
Whirlpool Corp.	5,467	647,621
		3,065,454
Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.	36,193	958,753
Industrial Conglomerates — 3.4%
General Electric Co.	546,619	12,637,831
Insurance — 9.3%
Allied World Assurance Co., Holdings Ltd.	5,578	517,192
Allstate Corp. (The)	28,365	1,391,871
Alterra Capital Holdings Ltd.(a)	1,399	44,069
American Financial Group, Inc.	14,278	676,492
American International Group, Inc.*	182,466	7,083,330
American National Insurance Co.(a)	2,114	183,643
Assurant, Inc.	13,249	596,337
Assured Guaranty Ltd.	902	18,590
Axis Capital Holdings Ltd.	19,277	802,309
CNA Financial Corp.	20,532	671,191
Everest Re Group Ltd.(a)	7,352	954,731
Genworth Financial, Inc., Class A*	74,443	744,430
Hartford Financial Services Group, Inc.	69,673	1,797,563
Lincoln National Corp.(a)	45,189	1,473,613
Loews Corp.	64,227	2,830,484
MetLife, Inc.	149,973	5,701,973
Old Republic International Corp.(a)	41,075	522,063
PartnerRe Ltd.	5,554	517,133
Principal Financial Group, Inc.(a)	15,417	524,641
Prudential Financial, Inc.	72,188	4,258,370
Reinsurance Group of America, Inc.	11,742	700,645
Unum Group	43,328	1,224,016
Validus Holdings Ltd.	1,161	43,387
XL Group PLC	44,242	1,340,533
		34,618,606
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	84,056	1,797,117
Liberty Ventures, Series A*	3,237	244,653
		2,041,770
Internet Software & Services — 0.9%
AOL, Inc.(a)*	400	15,396
IAC/InterActiveCorp	7,650	341,802
Yahoo!, Inc.*	129,638	3,050,382
		3,407,580
IT Services — 0.8%
Computer Sciences Corp.	24,561	1,209,138
Fidelity National Information Services, Inc.	44,793	1,774,699
SAIC, Inc.(a)	5,786	78,400
		3,062,237
Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A*	82	10,332
Life Technologies Corp.*	3,009	194,472
Thermo Fisher Scientific, Inc.	58,298	4,459,214
		4,664,018
Machinery — 0.7%
AGCO Corp.	8,547	445,470
Ingersoll Rand PLC	1,831	100,723
Pentair Ltd.	11,321	597,183
SPX Corp.	2,450	193,452
Stanley Black & Decker, Inc.	17,462	1,413,898
Terex Corp.(a)*	799	27,501
Trinity Industries, Inc.	302	13,690
		2,791,917
Media — 9.1%
CBS Corp., Class A	7,104	329,128
Comcast Corp., Class A	317,237	13,327,126
Comcast Corp., Class A Special	122,831	4,866,564
Gannett Co., Inc.(a)	7,556	165,250
Madison Square Garden Co. (The), Class A*	2,100	120,960
News Corp., Class A	21,263	648,947
News Corp., Class B	6,487	199,540
Time Warner Cable, Inc.(a)	57,900	5,561,874
Time Warner, Inc.	144,891	8,348,620
Washington Post Co. (The), Class B(a)	1,026	458,622
		34,026,631
Metals & Mining — 1.7%
Alcoa, Inc.(a)	169,185	1,441,456
Allegheny Technologies, Inc.(a)	134	4,249
Cliffs Natural Resources, Inc.(a)	4,534	86,191
Freeport-McMoRan Copper & Gold, Inc.	73,326	2,427,091
Newmont Mining Corp.	15,047	630,319
Nucor Corp.(a)	8,898	410,643
Reliance Steel & Aluminum Co.	12,193	867,776
Steel Dynamics, Inc.	28,316	449,375
United States Steel Corp.(a)	3,441	67,099
		6,384,199
Multiline Retail — 0.5%
Dillard's, Inc., Class A	3,240	254,502
J.C. Penney Co., Inc.(a)	34,744	524,982
Sears Canada, Inc.	5,740	55,448

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Sears Holdings Corp.(a)*	16,919	$845,443
		1,680,375
Office Electronics — 0.3%
Xerox Corp.	150,729	1,296,269
Oil, Gas & Consumable Fuels — 18.1%
Anadarko Petroleum Corp.	73,131	6,395,306
Apache Corp.	37,480	2,891,957
Chesapeake Energy Corp.(a)	105,066	2,144,397
Chevron Corp.	109,001	12,951,499
Cimarex Energy Co.	410	30,930
ConocoPhillips	164,323	9,875,812
Denbury Resources, Inc.(a)*	35,791	667,502
Devon Energy Corp.	37,517	2,116,709
EOG Resources, Inc.	3,984	510,231
Hess Corp.	47,336	3,389,731
HollyFrontier Corp.	7,268	373,939
Marathon Oil Corp.	111,878	3,772,526
Marathon Petroleum Corp.	57,539	5,155,494
Murphy Oil Corp.	20,465	1,304,235
Newfield Exploration Co.*	352	7,892
Noble Energy, Inc.	1,840	212,814
Occidental Petroleum Corp.	22,644	1,774,610
Peabody Energy Corp.	6,740	142,551
Phillips 66	85,280	5,967,042
Pioneer Natural Resources Co.(a)	13,210	1,641,343
Plains Exploration & Production Co.*	21,222	1,007,408
QEP Resources, Inc.(a)	13,345	424,905
Tesoro Corp.	13,360	782,228
Valero Energy Corp.	90,851	4,132,812
Whiting Petroleum Corp.*	3,094	157,299
		67,831,172
Paper & Forest Products — 1.0%
Domtar Corp.	5,454	423,339
International Paper Co.	69,379	3,231,674
		3,655,013
Pharmaceuticals — 2.9%
Endo Health Solutions, Inc.*	5,935	182,561
Forest Laboratories, Inc.*	10,332	393,029
Pfizer, Inc.	358,911	10,358,171
		10,933,761
Road & Rail — 4.7%
CSX Corp.	162,270	3,996,710
Hertz Global Holdings, Inc.*	30,253	673,432
Norfolk Southern Corp.	49,802	3,838,738
Union Pacific Corp.	63,289	9,012,986
		17,521,866
Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp.*	1,347	55,847
Micron Technology, Inc.*	111,069	1,108,468
		1,164,315
Software — 0.3%
Activision Blizzard, Inc.	85,074	1,239,528
Specialty Retail — 0.3%
Best Buy Co., Inc.	2,217	49,107
GameStop Corp., Class A(a)	18,743	524,242
Orchard Supply Hardware Stores Corp., Class A(a)*	353	1,398
Staples, Inc.(a)	29,722	399,166
		973,913
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	11,111
People's United Financial, Inc.(a)	4,355	58,531
		69,642
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(a)*	401	22,043
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc.*	48,793	531,844
Sprint Nextel Corp.*	464,664	2,885,563
Telephone & Data Systems, Inc.	11,928	251,323
United States Cellular Corp.(a)*	6,900	248,400
		3,917,130
TOTAL COMMON STOCKS
(Identified Cost $280,447,359)		373,570,433

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	661,057	661,057
		661,058
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $661,058)		661,058

COLLATERAL FOR SECURITIES ON LOAN — 7.2%
Short-Term — 7.2%
State Street Navigator Securities Lending Prime Portfolio	27,204,490	27,204,490
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $27,204,490)		27,204,490

Total Investments — 107.2%
(Identified Cost $308,312,907)#		401,435,981
Liabilities, Less Cash and Other Assets — (7.2%)		(27,070,826)

Net Assets — 100.0%		$374,365,155

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $26,625,407.
*	Non-income producing security.
#	At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $308,312,907 Net unrealized appreciation aggregated $93,123,074 of which $114,887,095 related to appreciated investment securities and $21,764,021 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

March 31, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	24.2%
Energy	20.7%
Consumer Discretionary	13.3%
Industrials	11.8%
Health Care	8.2%
Consumer Staples	7.5%
Telecommunication Services	5.9%
Information Technology	4.4%
Materials	3.7%
Utilities	0.3%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 2.2%
AAR Corp.	9,000	$165,510
Aerovironment, Inc.(a)*	7,512	136,193
Alliant Techsystems, Inc.	8,149	590,232
Allied Defense Group, Inc. (The)(a) (b)*	1,000	3,150
American Science & Engineering, Inc.	2,000	121,980
Astronics Corp.*	2,340	69,779
CPI Aerostructures, Inc.*	1,342	11,501
Cubic Corp.	6,700	286,224
Curtiss-Wright Corp.	10,953	380,069
DigitalGlobe, Inc.*	14,536	420,236
Ducommun, Inc.*	2,055	40,668
Esterline Technologies Corp.*	7,325	554,502
Exelis, Inc.	33,479	364,586
GenCorp, Inc.(a)*	11,383	151,394
HEICO Corp.(a)	4,568	198,297
HEICO Corp., Class A	6,462	221,711
Hexcel Corp.*	11,152	323,520
Huntington Ingalls Industries, Inc.	12,364	659,372
Innovative Solutions & Support, Inc.	4,950	24,403
Kratos Defense & Security Solutions, Inc.(a)*	905	4,552
LMI Aerospace, Inc.*	2,400	49,896
Moog, Inc., Class A*	9,505	435,614
National Presto Industries, Inc.(a)	1,000	80,500
Orbital Sciences Corp.*	13,200	220,308
SIFCO Industries, Inc.	1,187	21,853
Sparton Corp.*	1,324	17,742
Sypris Solutions, Inc.	4,000	16,720
Taser International, Inc.*	11,291	89,763
Teledyne Technologies, Inc.*	8,099	635,286
		6,295,561
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	81,562
Atlas Air Worldwide Holdings, Inc.*	5,768	235,104
Echo Global Logistics, Inc.(a)*	2,851	63,064
Forward Air Corp.	6,430	239,775
HUB Group, Inc., Class A*	9,300	357,678
Pacer International, Inc.*	6,954	34,978
Park-Ohio Holdings Corp.*	3,058	101,311
UTi Worldwide, Inc.	20,964	303,559
XPO Logistics, Inc.(a)*	2,237	37,671
		1,454,702
Airlines — 0.8%
Allegiant Travel Co.(a)	4,800	426,144
ATA Holdings Corp.(a) (b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	72,899
JetBlue Airways Corp.(a)*	58,025	400,372
Republic Airways Holdings, Inc.*	10,855	125,267
Skywest, Inc.(a)	14,100	226,305
Spirit Airlines, Inc.*	9,436	239,297
US Airways Group, Inc.(a)*	40,550	688,133
		2,178,417
Auto Components — 0.9%
Cooper Tire & Rubber Co.	15,600	400,296
Dana Holding Corp.	25,035	446,374
Dorman Products, Inc.(a)	8,481	315,578
Drew Industries, Inc.	4,800	174,288
Exide Technologies*	17,000	45,900
Federal Mogul Corp.*	15,600	94,068
Fuel Systems Solutions, Inc.(a)*	4,600	75,762
Gentherm, Inc.*	4,922	80,622
Modine Manufacturing Co.*	10,514	95,677
Motorcar Parts of America, Inc.(a)*	2,441	14,963
Shiloh Industries, Inc.	3,600	38,772
Spartan Motors, Inc.	6,900	36,639
Standard Motor Products, Inc.	8,436	233,846
Stoneridge, Inc.*	6,100	46,543
Strattec Security Corp.	700	19,901
Superior Industries International, Inc.	5,600	104,608
Tenneco, Inc.*	11,682	459,220
Tower International, Inc.*	1,049	14,686
		2,697,743
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	492,986
Winnebago Industries, Inc.*	6,500	134,160
		627,146
Beverages — 0.1%
Central European Distribution Corp.(a)*	867	290
Coca-Cola Bottling Co., Consolidated	1,262	76,124
Craft Brew Alliance, Inc.(a)*	3,511	26,122
MGP Ingredients, Inc.(a)	5,072	22,215
National Beverage Corp.	10,920	153,426
		278,177
Biotechnology — 1.2%
Acorda Therapeutics, Inc.*	9,310	298,199
Affymax, Inc.(a)*	8,319	11,563
Alkermes PLC*	8,365	198,334
Allos Therapeutics, Inc.*	20,200	202
Alnylam Pharmaceuticals, Inc.*	1,632	39,772
AMAG Pharmaceuticals, Inc.*	1,800	42,930
Arena Pharmaceuticals, Inc.(a)*	3,498	28,719
Arqule, Inc.*	5,584	14,463
Astex Pharmaceuticals, Inc.*	17,639	78,670
AVEO Pharmaceuticals, Inc.(a)*	6,191	45,504
Biota Pharmaceuticals, Inc.	1,516	6,155
Celldex Therapeutics, Inc.(a)*	6,027	69,793
Celsion Corp.(a)*	2,900	3,045
Cleveland Biolabs, Inc.(a)*	1,100	2,156
Codexis, Inc.(a)*	7,350	17,566
Dynavax Technologies Corp.(a)*	9,900	21,978
Emergent Biosolutions, Inc.*	8,443	118,033
Enzon Pharmaceuticals, Inc.(a)	13,152	49,978
Exelixis, Inc.(a)*	28,440	131,393
GTx, Inc.(a)*	8,162	33,872
iBio, Inc.*	2,200	1,188
Immunomedics, Inc.(a)*	11,226	27,055
Incyte Corp. Ltd.(a)*	15,534	363,651
Infinity Pharmaceuticals, Inc.*	3,052	147,930
Ironwood Pharmaceuticals, Inc.(a)*	3,011	55,071
Maxygen, Inc.	12,058	29,060
MediciNova, Inc.(a)*	4,071	10,910
Medivation, Inc.*	238	11,131
Molecular Insight Pharmaceuticals, Inc.(a) (b)*	3,500	—
Momenta Pharmaceuticals, Inc.(a)*	10,706	142,818
Myriad Genetics, Inc.*	17,560	446,024
Nanosphere, Inc.(a)*	4,259	9,370
Opko Health, Inc.(a)*	30,534	232,974
PDL BioPharma, Inc.(a)	34,451	251,837
Progenics Pharmaceuticals, Inc.(a)*	6,971	37,574
Repligen Corp.(a)*	9,894	68,368
Rigel Pharmaceuticals, Inc.*	10,499	71,288
Sangamo Biosciences, Inc.(a)*	5,574	53,287
Spectrum Pharmaceuticals, Inc.(a)	12,000	89,520
Synageva BioPharma Corp.(a)*	555	30,481
Targacept, Inc.(a)*	1,758	7,524
Theravance, Inc.(a)*	295	6,968
Trubion Pharmaceuticals, Inc.(c)*	2,700	—
Vical, Inc.*	609	2,424
Zalicus, Inc.(a)*	6,284	4,191
		3,312,969

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products — 0.8%
A.O. Smith Corp.	1,552	$114,181
AAON, Inc.	5,850	161,401
American Woodmark Corp.(a)*	3,200	108,896
Apogee Enterprises, Inc.	6,300	182,385
Builders FirstSource, Inc.(a)*	9,152	53,631
Gibraltar Industries, Inc.*	6,800	124,100
Griffon Corp.	13,918	165,903
Insteel Industries, Inc.	4,000	65,280
Lennox International, Inc.	5,465	346,973
NCI Building Systems, Inc.*	2,390	41,514
Nortek, Inc.*	139	9,919
Patrick Industries, Inc.(a)*	2,524	39,778
PGT, Inc.*	3,825	26,278
Quanex Building Products Corp.	9,125	146,912
Simpson Manufacturing Co., Inc.(a)	12,100	370,381
Trex Co., Inc.(a)*	580	28,524
Universal Forest Products, Inc.	4,200	167,202
		2,153,258
Capital Markets — 1.1%
Artio Global Investors, Inc.	1,461	3,974
Calamos Asset Management, Inc., Series A	4,127	48,575
Cohen & Steers, Inc.(a)	675	24,347
Cowen Group, Inc., Class A*	21,173	59,708
Duff & Phelps Corp., Class A	13,784	213,790
Evercore Partners, Inc., Class A	7,119	296,150
Federated Investors, Inc., Class B(a)	3,067	72,596
Firstcity Financial Corp.*	2,100	20,622
FXCM, Inc., Class A	3,290	45,007
GAMCO Investors, Inc., Class A	1,700	90,287
GFI Group, Inc.	25,121	83,904
Greenhill & Co., Inc.	4,701	250,939
Harris & Harris Group, Inc.(a)*	7,000	25,200
HFF, Inc., Class A	8,368	166,774
ICG Group, Inc.*	8,600	107,328
Intl. FCStone, Inc.(a)*	2,912	50,698
Investment Technology Group, Inc.*	9,700	107,088
Janus Capital Group, Inc.(a)	28,589	268,737
JMP Group, Inc.	3,620	25,014
Knight Capital Group, Inc., Class A*	23,916	88,968
MCG Capital Corp.(a)	7,612	36,385
Medallion Financial Corp.(a)	3,487	46,098
Oppenheimer Holdings, Inc., Class A	2,133	41,530
Piper Jaffray Cos.*	4,324	148,313
Pzena Investment Management, Inc., Class A	794	5,161
Safeguard Scientifics, Inc.(a)*	3,700	58,460
Stifel Financial Corp.(a)*	14,174	491,413
SWS Group, Inc.(a)*	5,901	35,701
Teton Advisors, Inc.(a)	25	452
Virtus Investment Partners, Inc.*	905	168,583
Westwood Holdings Group, Inc.	713	31,679
		3,113,481
Chemicals — 2.5%
A. Schulman, Inc.	6,827	215,460
American Pacific Corp.*	1,600	36,976
American Vanguard Corp.	6,233	190,356
Arabian American Development Co.(a)*	2,693	22,702
Axiall Corp.	2,396	148,935
Balchem Corp.	6,525	286,708
Calgon Carbon Corp.(a)*	14,175	256,567
Chase Corp.	1,800	34,776
Chemtura Corp.*	24,516	529,791
Core Molding Technologies, Inc.*	1,500	13,320
Ferro Corp.*	14,100	95,175
Flotek Industries, Inc.(a)*	10,137	165,740
FutureFuel Corp.	5,687	69,097
H.B. Fuller Co.	12,300	480,684
Hawkins, Inc.(a)	1,824	72,869
Innophos Holdings, Inc.	4,800	261,888
Innospec, Inc.	5,100	225,828
Intrepid Potash, Inc.(a)	10,268	192,628
KMG Chemicals, Inc.(a)	2,500	48,600
Koppers Holdings, Inc.	4,400	193,512
Kraton Performance Polymers, Inc.*	7,917	185,258
Kronos Worldwide, Inc.(a)	6,628	103,728
Landec Corp.*	10,074	145,771
LSB Industries, Inc.*	5,556	193,238
Minerals Technologies, Inc.	8,800	365,288
Northern Technologies International Corp.*	800	10,816
Olin Corp.	20,077	506,342
OM Group, Inc.(a)*	7,688	180,514
Omnova Solutions, Inc.*	11,640	89,279
Penford Corp.*	3,648	40,018
PolyOne Corp.	22,875	558,379
Quaker Chemical Corp.	2,987	176,293
Sensient Technologies Corp.	11,357	443,945
Stepan Co.	3,400	214,540
Tredegar Corp.	8,700	256,128
Valhi, Inc.	1,644	26,386
Zep, Inc.	4,300	64,543
Zoltek Cos., Inc.(a)*	8,660	103,487
		7,205,565
Commercial Banks — 7.7%
1st Source Corp.(a)	5,867	139,048
1st United Bancorp, Inc.	5,096	32,920
Access National Corp.	2,336	38,310
American National Bankshares, Inc.(a)	1,452	31,305
Ameris Bancorp*	4,922	70,631
AmeriServ Financial, Inc.*	4,400	13,772
Arrow Financial Corp.(a)	2,594	63,916
Associated Banc-Corp.	7,347	111,601
Bancfirst Corp.(a)	3,000	125,100
Bancorp, Inc.*	7,040	97,504
Bancorpsouth, Inc.	23,646	385,430
Bank of Hawaii Corp.(a)	10,216	519,075
Bank of the Ozarks, Inc.(a)	8,000	354,800
Banner Corp.	4,200	133,686
Bar Harbor Bankshares	452	16,521
BBCN Bancorp, Inc.	19,513	254,840
Boston Private Financial Holdings, Inc.	19,767	195,298
Bridge Bancorp, Inc.	400	8,604
Bryn Mawr Bank Corp.	2,508	58,386
Camden National Corp.(a)	2,000	66,160
Capital City Bank Group, Inc.(a)*	664	8,200
CapitalSource, Inc.	68,837	662,212
Cardinal Financial Corp.	6,692	121,661
Cathay General Bancorp	24,870	500,384
Center Bancorp, Inc.	3,180	39,527
Centerstate Banks, Inc.	4,385	37,623
Central Pacific Financial Corp.*	1,375	21,587
Century Bancorp, Inc., Class A	200	6,782
Chemical Financial Corp.	6,514	171,839
City Holding Co.(a)	6,502	258,715

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
CNB Financial Corp.	1,780	$30,349
CoBiz Financial, Inc.	8,151	65,860
Columbia Banking System, Inc.	9,041	198,721
Community Bank System, Inc.(a)	9,634	285,455
Community Trust Bancorp, Inc.(a)	4,498	153,067
CVB Financial Corp.	26,555	299,275
Enterprise Bancorp, Inc.(a)	300	5,085
Enterprise Financial Services Corp.	3,156	45,257
Fidelity Southern Corp.(a)*	1,022	11,753
Financial Institutions, Inc.	3,105	61,976
First BanCorp(a)*	3,627	22,596
First Bancorp(a)	3,400	45,866
First Bancorp, Inc.(a)	1,683	30,311
First Busey Corp., Class A	18,934	86,528
First California Financial Group, Inc.*	1,155	9,841
First Citizens BancShares, Inc., Class A	200	36,540
First Commonwealth Financial Corp.(a)	24,467	182,524
First Community Bancshares, Inc.	3,962	62,798
First Financial Bancorp	13,758	220,816
First Financial Bankshares, Inc.(a)	7,102	345,157
First Financial Corp.(a)	3,200	100,768
First Interstate Bancsystem, Inc.	2,918	54,888
First Merchants Corp.	6,125	94,754
First Midwest Bancorp, Inc.	18,728	248,708
FirstMerit Corp.(a)	27,260	450,608
FNB Corp.(a)	34,434	416,651
Fulton Financial Corp.	49,749	582,063
German American Bancorp, Inc.(a)	2,400	55,224
Glacier Bancorp, Inc.(a)	17,991	341,469
Great Southern Bancorp, Inc.	3,025	73,780
Guaranty Bancorp*	7,800	16,380
Hanmi Financial Corp.*	6,546	104,736
Heartland Financial USA, Inc.	5,400	136,458
Heritage Commerce Corp.*	3,712	24,982
Heritage Financial Corp/WA	1,956	28,362
Home Bancshares, Inc.	7,169	270,056
Horizon Bancorp	466	9,418
Hudson Valley Holding Corp.	3,597	53,631
Iberiabank Corp.	7,535	376,901
Independent Bank Corp.(a)	4,384	142,875
International Bancshares Corp.	15,347	319,218
Intervest Bancshares Corp., Class A*	2,000	11,760
Investors Bancorp, Inc.	34,155	641,431
Lakeland Bancorp, Inc.(a)	5,815	57,278
Lakeland Financial Corp.	3,189	85,114
Macatawa Bank Corp.(a)*	3,307	17,891
MainSource Financial Group, Inc.	4,530	63,601
MB Financial, Inc.	13,631	329,461
MBT Financial Corp.(a)*	4,700	18,330
Mercantile Bank Corp.	1,265	21,138
Merchants Bancshares, Inc.	1,081	32,576
Metro Bancorp, Inc.*	4,280	70,791
MetroCorp Bancshares, Inc.*	1,146	11,563
Midsouth Bancorp, Inc.(a)	2,100	34,146
National Penn Bancshares, Inc.	37,911	405,269
NBT Bancorp, Inc.(a)	7,860	174,099
New Century Bancorp, Inc.*	200	1,232
NewBridge Bancorp*	3,549	20,904
Northrim BanCorp, Inc.	664	14,920
Old National Bancorp	25,400	349,250
OmniAmerican Bancorp, Inc.*	3,585	90,629
Oriental Financial Group, Inc.	11,158	173,061
Pacific Continental Corp.	3,047	34,035
Pacific Mercantile Bancorp(a)*	2,500	14,625
Pacific Premier Bancorp, Inc.*	1,400	18,410
PacWest Bancorp	9,156	266,531
Park National Corp.(a)	3,450	240,775
Park Sterling Corp.*	6,835	38,549
Peapack Gladstone Financial Corp.(a)	1,312	19,562
Penns Woods Bancorp, Inc.	476	19,502
Peoples Bancorp, Inc.	2,300	51,497
Pinnacle Financial Partners, Inc.*	9,756	227,900
Popular, Inc.*	7,754	214,088
PrivateBancorp, Inc.	16,928	320,108
Prosperity Bancshares, Inc.(a)	8,827	418,312
Renasant Corp.(a)	6,155	137,749
Republic Bancorp, Inc., Class A(a)	7,344	166,268
S&T Bancorp, Inc.	10,071	186,716
S.Y. Bancorp, Inc.	2,891	65,047
Sandy Spring Bancorp, Inc.	6,300	126,630
SCBT Financial Corp.(a)	2,608	131,443
Sierra Bancorp	2,405	31,626
Simmons First National Corp., Class A(a)	3,100	78,492
Southern Community Financial Corp.(a)*	3,300	726
Southside Bancshares, Inc.(a)	3,484	73,199
Southwest Bancorp, Inc.*	3,700	46,472
StellarOne Corp.	4,223	68,201
Sterling Bancorp	6,040	61,366
Suffolk Bancorp*	2,200	31,328
Sun Bancorp, Inc.(a)*	2,965	10,111
Susquehanna Bancshares, Inc.	44,647	554,962
Synovus Financial Corp.	158,919	440,206
Taylor Capital Group, Inc.(a)*	4,417	70,628
TCF Financial Corp.(a)	34,953	522,897
Texas Capital Bancshares, Inc.*	9,200	372,140
Tompkins Financial Corp.	2,420	102,318
TowneBank(a)	5,769	86,362
Trico Bancshares	3,800	64,980
Trustmark Corp.(a)	13,700	342,637
UMB Financial Corp.(a)	8,900	436,723
Umpqua Holdings Corp.	22,906	303,734
Union First Market Bankshares Corp.	4,860	95,062
United Bankshares, Inc.(a)	10,300	274,083
United Community Banks, Inc/GA*	7,795	88,395
Univest Corp. of Pennsylvania	3,100	54,002
Valley National Bancorp(a)	9,094	93,123
Virginia Commerce Bancorp, Inc.*	5,786	81,293
Washington Banking Co.	2,374	33,094
Washington Trust Bancorp, Inc.	3,000	82,140
Webster Financial Corp.	18,456	447,743
WesBanco, Inc.	5,363	128,444
West Bancorporation, Inc.(a)	5,350	59,385
West Coast Bancorp/OR	3,519	85,441
Westamerica Bancorporation(a)	6,300	285,579
Western Alliance Bancorp*	17,297	239,390
Wilshire Bancorp, Inc.*	14,244	96,574
Wintrust Financial Corp.(a)	7,350	272,244
		22,084,433
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	12,860	286,006
ACCO Brands Corp.*	13,420	89,646
Acorn Energy, Inc.(a)	4,341	31,906
ARC Document Solutions, Inc.*	5,300	15,794
AT Cross Co., Class A*	1,436	19,774
Brink's Co. (The)	11,652	329,286
Casella Waste Systems, Inc., Class A*	4,381	19,145
Ceco Environmental Corp.	3,800	49,134
Command Security Corp.(a)*	4,300	7,955
Consolidated Graphics, Inc.*	2,500	97,750

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Courier Corp.	1,857	$26,759
Covanta Holding Corp.	4,872	98,171
Deluxe Corp.(a)	11,800	488,520
EnergySolutions, Inc.*	4,308	16,155
EnerNOC, Inc.*	5,200	90,324
Ennis, Inc.	5,800	87,406
G&K Services, Inc., Class A	4,300	195,693
Heritage-Crystal Clean, Inc.(a)*	712	10,751
Herman Miller, Inc.	13,310	368,288
HNI Corp.(a)	10,511	373,035
Innerworkings, Inc.(a)*	6,381	96,608
Interface, Inc.	20,182	387,898
Intersections, Inc.(a)	4,476	42,119
KAR Auction Services, Inc.	5,778	115,733
Kimball International, Inc., Class B	6,325	57,304
Knoll, Inc.	11,450	207,588
Mcgrath Rentcorp	5,300	164,830
Metalico, Inc.(a)*	8,295	13,438
Mine Safety Appliances Co.	9,200	456,504
Mobile Mini, Inc.(a)*	10,131	298,155
Multi-Color Corp.(a)	3,091	79,717
NL Industries, Inc.(a)	11,700	145,431
Quad/Graphics, Inc.(a)	2,322	55,589
R.R. Donnelley & Sons Co.(a)	36,054	434,451
Schawk, Inc.	5,600	61,544
Standard Parking Corp.*	4,000	82,800
Steelcase, Inc., Class A	19,823	291,993
Team, Inc.*	4,200	172,494
Tetra Tech, Inc.(a)*	13,589	414,329
TMS International Corp., Class A*	1,233	16,276
TRC Cos., Inc.*	7,000	45,150
UniFirst Corp.	3,000	271,500
United Stationers, Inc.	12,800	494,720
US Ecology, Inc.	3,766	99,987
Versar, Inc.*	2,000	8,640
Viad Corp.	4,500	124,470
Virco Manufacturing*	2,494	5,936
		7,346,702
Communications Equipment — 1.8%
Acme Packet, Inc.*	987	28,840
ADTRAN, Inc.(a)	11,712	230,141
Anaren, Inc.*	3,900	75,621
Arris Group, Inc.*	30,762	528,183
Aviat Networks, Inc.*	10,891	36,703
Aware, Inc.(a)	4,900	22,687
Bel Fuse, Inc., Class B	1,890	29,503
Black Box Corp.	3,700	80,697
CalAmp Corp.*	7,009	76,889
Calix, Inc.(a)*	10,028	81,728
Clearfield, Inc.*	1,600	9,600
Communications Systems, Inc.	1,418	13,967
Comtech Telecommunications Corp.	5,325	129,291
Digi International, Inc.*	7,600	67,868
Emcore Corp.(a)*	3,850	22,407
Emulex Corp.*	21,600	141,048
Extreme Networks*	21,300	71,781
Finisar Corp.(a)*	15,065	198,707
Globecomm Systems, Inc.*	8,871	106,541
Harmonic, Inc.*	27,125	157,054
Infinera Corp.(a)*	23,205	162,435
InterDigital, Inc.(a)	8,365	400,098
Ixia(a)*	14,258	308,543
KVH Industries, Inc.*	3,300	44,781
Loral Space & Communications, Inc.	4,385	271,344
Netgear, Inc.(a)*	8,761	293,581
Numerex Corp., Class A*	2,359	30,172
Oplink Communications, Inc.*	4,200	68,880
Optical Cable Corp.	374	1,560
PC-Tel, Inc.	4,100	29,110
Plantronics, Inc.	11,000	486,090
Polycom, Inc.*	7,809	86,524
Procera Networks, Inc.(a)*	173	2,057
Relm Wireless Corp.*	2,000	4,460
ShoreTel, Inc.*	11,233	40,776
Sonus Networks, Inc.(a)*	82,636	214,027
Symmetricom, Inc.*	21,384	97,083
Tellabs, Inc.	26,798	56,008
Telular Corp.	4,597	46,246
Tessco Technologies, Inc.(a)	1,000	21,640
Ubiquiti Networks, Inc.	1,491	20,456
UTStarcom Holdings Corp.*	2,968	8,310
Viasat, Inc.(a)*	8,400	406,896
Westell Technologies, Inc., Class A*	13,200	26,532
		5,236,865
Computers & Peripherals — 1.2%
3D Systems Corp.(a)*	11,058	356,510
Astro-Med, Inc.(a)	1,572	15,060
Avid Technology, Inc.*	3,606	22,610
Concurrent Computer Corp.(a)	1,362	10,773
Cray, Inc.*	9,648	223,930
Datalink Corp.*	3,145	37,992
Diebold, Inc.	14,312	433,940
Dot Hill Systems Corp.*	5,685	6,254
Electronics for Imaging, Inc.*	11,600	294,176
Fusion-io, Inc.(a)*	3,060	50,092
Imation Corp.*	5,188	19,818
Immersion Corp.(a)*	4,661	54,720
Intermec, Inc.*	10,766	105,830
Interphase Corp.*	1,200	3,084
Intevac, Inc.*	4,883	23,048
Lexmark International, Inc., Class A	7,576	200,006
QLogic Corp.*	25,117	291,357
Qualstar Corp.*	3,000	5,010
Rimage Corp.(a)	4,700	42,394
Silicon Graphics International Corp.(a)*	5,367	73,796
STEC, Inc.(a)*	10,200	45,084
Stratasys Ltd.(a)*	4,214	312,763
Super Micro Computer, Inc.(a)*	8,716	98,404
Synaptics, Inc.(a)*	13,601	553,425
Transact Technologies, Inc.	1,515	11,953
USA Technologies, Inc.(a)*	1,931	5,059
Video Display Corp.*	1,990	7,681
Xyratex Ltd.	4,652	46,055
		3,350,824
Construction & Engineering — 1.2%
Aegion Corp.(a)*	8,068	186,774
Ameresco, Inc., Class A*	4,779	35,365
Argan, Inc.	3,057	45,580
Chicago Bridge & Iron Co. NV	2,020	125,442
Comfort Systems USA, Inc.	8,930	125,824
Dycom Industries, Inc.*	8,000	157,520
EMCOR Group, Inc.	16,624	704,691
Engility Holdings, Inc.*	340	8,153
Furmanite Corp.*	10,379	69,436
Goldfield Corp. (The)*	4,433	16,358
Granite Construction, Inc.	9,694	308,657
Great Lakes Dredge & Dock Corp.	14,466	97,356
Integrated Electrical Services, Inc.*	—	—

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Layne Christensen Co.*	4,921	$105,211
MasTec, Inc.(a)*	20,202	588,888
Michael Baker Corp.	1,700	41,650
MYR Group, Inc.*	7,125	174,990
Northwest Pipe Co.*	2,100	58,758
Orion Marine Group, Inc.*	5,211	51,797
Pike Electric Corp.	7,651	108,874
Primoris Services Corp.	10,357	228,993
Sterling Construction Co., Inc.*	3,741	40,739
Tutor Perini Corp.*	9,649	186,226
		3,467,282
Construction Materials — 0.3%
Eagle Materials, Inc.	4,000	266,520
Headwaters, Inc.*	6,553	71,428
Texas Industries, Inc.(a)*	6,200	391,282
United States Lime & Minerals, Inc.*	1,679	89,306
		818,536
Consumer Finance — 1.3%
Asset Acceptance Capital Corp.(a)*	5,000	33,700
Asta Funding, Inc.	2,600	24,960
Atlanticus Holdings Corp.(a)*	5,476	20,097
Cash America International, Inc.(a)	6,882	361,099
Consumer Portfolio Services, Inc.*	10,500	122,955
Credit Acceptance Corp.*	4,082	498,575
DFC Global Corp.*	10,498	174,687
Encore Capital Group, Inc.(a)*	6,000	180,600
Ezcorp, Inc., Class A*	11,029	234,918
First Cash Financial Services, Inc.*	7,400	431,716
First Marblehead Corp. (The)(a)*	18,037	18,217
Green Dot Corp., Class A(a)*	6,285	105,022
Nelnet, Inc., Class A	9,000	304,200
Netspend Holdings, Inc.*	17,401	276,502
Portfolio Recovery Associates, Inc.*	3,600	456,912
QC Holdings, Inc.	5,600	17,976
World Acceptance Corp.(a)*	3,636	312,223
		3,574,359
Containers & Packaging — 0.4%
AEP Industries, Inc.(a)*	1,000	71,810
Boise, Inc.	25,804	223,463
Graphic Packaging Holding Co.*	79,328	594,167
Greif, Inc., Class A	164	8,794
Greif, Inc., Class B(a)	42	2,356
Myers Industries, Inc.	8,017	111,917
		1,012,507
Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,102	107,854
Pool Corp.	11,103	532,944
VOXX International Corp.*	3,800	40,698
Weyco Group, Inc.	690	16,912
		698,408
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	4,715	164,506
Ascent Capital Group, Inc., Class A*	2,620	195,033
Bridgepoint Education, Inc.(a)*	13,163	134,658
Capella Education Co.(a)*	3,000	93,420
Career Education Corp.*	13,047	30,921
Carriage Services, Inc.(a)	3,900	82,875
Coinstar, Inc.(a)*	7,100	414,782
Collectors Universe(a)	1,242	14,618
DeVry, Inc.(a)	2,787	88,487
Grand Canyon Education, Inc.(a)*	10,562	268,169
Hillenbrand, Inc.	15,646	395,531
ITT Educational Services, Inc.(a)*	6,143	84,651
K12, Inc.(a)*	7,906	190,614
Learning Tree International, Inc.(a)*	5,000	18,500
Lincoln Educational Services Corp.(a)	5,874	34,422
Mac-Gray Corp.	2,474	31,667
Matthews International Corp., Class A(a)	6,900	240,741
Regis Corp.(a)	13,486	245,310
Spectrum Group International, Inc.*	7,402	16,136
Steiner Leisure Ltd.*	3,146	152,141
Stewart Enterprises, Inc., Class A(a)	18,484	171,716
Strayer Education, Inc.(a)	2,100	101,598
Universal Technical Institute, Inc.	5,900	74,517
		3,245,013
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	11,372	169,556
MarketAxess Holdings, Inc.	8,912	332,418
Marlin Business Services Corp.	2,800	64,932
MicroFinancial, Inc.(a)	2,171	18,301
NewStar Financial, Inc.(a)*	13,144	173,895
PHH Corp.*	14,100	309,636
Pico Holdings, Inc.*	4,793	106,405
Primus Guaranty Ltd.(a)*	3,700	36,445
Resource America, Inc., Class A	3,800	37,848
		1,249,436
Diversified Telecommunication Services — 0.5%
8x8, Inc.*	1,527	10,460
Atlantic Tele-Network, Inc.	3,600	174,636
Cbeyond, Inc.*	5,770	42,871
Cincinnati Bell, Inc.(a)*	51,900	169,194
Consolidated Communications Holdings, Inc.	8,840	155,142
General Communication, Inc., Class A*	16,861	154,615
Hawaiian Telcom Holdco, Inc.(a)*	187	4,314
HickoryTech Corp.	4,037	40,976
IDT Corp., Class B(a)	4,900	59,094
Iridium Communications, Inc.(a)*	13,394	80,632
Lumos Networks Corp.(a)	4,685	63,154
Neutral Tandem, Inc.	6,825	22,318
Orbcomm, Inc.(a)*	7,997	41,664
Premiere Global Services, Inc.*	13,860	152,321
Primus Telecommunications Group, Inc.(a)	1,134	12,531
Vonage Holdings Corp.*	36,084	104,283
		1,288,205
Electric Utilities — 1.3%
Allete, Inc.	7,400	362,748
Cleco Corp.	6,921	325,495
El Paso Electric Co.	11,500	386,975
Empire District Electric Co. (The)	7,700	172,480
IDACORP, Inc.	10,600	511,662
MGE Energy, Inc.(a)	4,500	249,480
Otter Tail Corp.(a)	7,214	224,644
PNM Resources, Inc.	17,350	404,081
Portland General Electric Co.	14,100	427,653
UIL Holdings Corp.(a)	5,166	204,522
Unitil Corp.	2,200	61,886
UNS Energy Corp.(a)	8,000	391,520
		3,723,146
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	1,600	11,040
American Superconductor Corp.*	4,411	11,733
AZZ, Inc.	5,400	260,280
Belden, Inc.	10,530	543,874
Brady Corp., Class A	11,473	384,690
Coleman Cable, Inc.	2,781	41,715

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Encore Wire Corp.	5,200	$182,104
EnerSys, Inc.*	11,800	537,844
Espey Manufacturing & Electronics Corp.	150	3,900
Franklin Electric Co., Inc.	10,600	355,842
Generac Holdings, Inc.(a)	15,486	547,275
General Cable Corp.*	11,499	421,208
Global Power Equipment Group, Inc.	3,290	57,970
II-VI, Inc.*	23,822	405,927
LSI Industries, Inc.	4,900	34,202
Magnetek, Inc.*	979	13,677
Ocean Power Technologies, Inc.*	1,700	2,584
Orion Energy Systems, Inc.(a)*	3,100	7,688
Polypore International, Inc.(a)*	9,346	375,522
Powell Industries, Inc.*	2,600	136,682
PowerSecure International, Inc.*	5,500	69,905
Preformed Line Products Co.	850	59,475
SL Industries, Inc.	986	17,876
Thermon Group Holdings, Inc.*	2,377	52,793
Ultralife Corp.*	3,600	15,768
Vicor Corp.*	11,546	57,384
		4,608,958
Electronic Equipment, Instruments & Components — 2.9%
ADDvantage Technologies Group, Inc.(a)*	2,400	5,592
Aeroflex Holding Corp.*	5,704	44,834
Agilysys, Inc.(a)*	5,376	53,438
Anixter International, Inc.	7,271	508,388
Badger Meter, Inc.(a)	3,000	160,560
Benchmark Electronics, Inc.*	14,710	265,074
Checkpoint Systems, Inc.*	8,513	111,180
Cognex Corp.	9,915	417,917
Coherent, Inc.	6,900	391,506
CTS Corp.	6,500	67,860
Daktronics, Inc.	9,792	102,816
DTS, Inc.*	4,196	69,780
Echelon Corp.(a)*	6,379	15,565
Electro Rent Corp.	6,482	120,176
Electro Scientific Industries, Inc.	7,067	78,090
eMagin Corp.	3,154	10,818
Fabrinet*	5,628	82,225
FARO Technologies, Inc.*	3,250	141,018
FEI Co.	9,800	632,590
Frequency Electronics, Inc.	1,400	13,076
GSI Group, Inc.*	8,322	70,987
I.D. Systems, Inc.(a)*	2,750	15,675
IEC Electronics Corp.(a)*	800	4,600
Insight Enterprises, Inc.*	10,250	211,355
Intellicheck Mobilisa, Inc.(a)*	3,500	1,365
IntriCon Corp.*	1,000	4,830
Iteris, Inc.*	7,798	14,192
Itron, Inc.(a)*	7,476	346,886
Kemet Corp.*	8,936	55,850
KEY Tronic Corp.(a)*	1,700	19,482
Littelfuse, Inc.	5,865	397,940
LoJack Corp.(a)*	6,666	20,798
Maxwell Technologies, Inc.*	2,167	11,680
Measurement Specialties, Inc.*	3,300	131,241
Mercury Computer Systems, Inc.(a)*	6,770	49,895
Mesa Laboratories, Inc.	740	39,213
Methode Electronics, Inc.	12,397	159,673
MOCON, Inc.(a)	600	8,496
MTS Systems Corp.	3,800	220,970
Multi-Fineline Electronix, Inc.*	6,500	100,295
NAPCO Security Technologies, Inc.*	4,850	19,400
NetList, Inc.(a)*	3,200	2,496
Newport Corp.*	13,303	225,087
OSI Systems, Inc.*	4,180	260,372
PAR Technology Corp.*	3,000	14,130
Park Electrochemical Corp.	4,194	106,276
PC Connection, Inc.	6,200	101,370
PCM, Inc.*	2,200	18,260
Perceptron, Inc.	1,100	7,942
Plexus Corp.*	8,900	216,359
Power-One, Inc.(a)*	29,175	121,076
Radisys Corp.*	8,500	41,820
RealD, Inc.(a)*	7,304	94,952
Research Frontiers, Inc.(a)*	2,600	9,568
RF Industries Ltd.(a)	1,100	7,524
Richardson Electronics Ltd.	2,700	32,022
Rofin-Sinar Technologies, Inc.*	7,200	195,048
Rogers Corp.*	3,900	185,718
Sanmina Corp.*	17,544	199,300
Scansource, Inc.*	6,012	169,659
SYNNEX Corp.(a)*	8,279	306,323
Tech Data Corp.*	3,948	180,068
TTM Technologies, Inc.*	16,816	127,802
Viasystems Group, Inc.(a)*	2,056	26,810
Vishay Intertechnology, Inc.(a)*	28,915	393,533
Vishay Precision Group, Inc.(a)*	2,771	40,706
Wayside Technology Group, Inc.	315	3,745
Zygo Corp.*	3,600	53,316
		8,338,608
Energy Equipment & Services — 2.4%
Basic Energy Services, Inc.(a)*	9,300	127,131
Bolt Technology Corp.	2,382	41,590
Bristow Group, Inc.	8,471	558,578
C&J Energy Services, Inc.(a)*	9,060	207,474
CARBO Ceramics, Inc.(a)	4,505	410,270
Dawson Geophysical Co.*	1,100	33,000
ENGlobal Corp.*	6,100	3,599
Era Group, Inc.*	5,219	109,599
Exterran Holdings, Inc.(a)*	15,753	425,331
Geospace Technologies Corp.*	2,000	215,840
Global Geophysical Services, Inc.(a)*	13,166	32,257
Gulf Island Fabrication, Inc.	3,600	75,816
Gulfmark Offshore, Inc., Class A(a)	5,929	230,994
Heckmann Corp.(a)*	53,087	227,743
Helix Energy Solutions Group, Inc.*	26,225	600,028
Hercules Offshore, Inc.*	39,668	294,337
Hornbeck Offshore Services, Inc.*	7,434	345,384
ION Geophysical Corp.(a)*	58,175	396,172
Key Energy Services, Inc.*	29,959	242,069
Lufkin Industries, Inc.(a)	8,411	558,406
Matrix Service Co.*	6,538	97,416
Mitcham Industries, Inc.*	2,601	44,009
Natural Gas Services Group, Inc.*	2,500	48,150
Newpark Resources, Inc.(a)*	20,700	192,096
Parker Drilling Co.*	28,039	120,007
PHI, Inc.(a)*	2,300	78,683
Pioneer Energy Services Corp.*	16,226	133,864
RigNet, Inc.*	948	23,643
SEACOR Holdings, Inc.	5,219	384,536
Steel Excel, Inc.*	2,972	80,660
Tesco Corp.*	7,980	106,852
Tetra Technologies, Inc.*	16,850	172,881
TGC Industries, Inc.	6,500	64,350
Unit Corp.*	528	24,050
Willbros Group, Inc.*	9,856	96,786
		6,803,601

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	4,100	$219,432
Arden Group, Inc., Class A(a)	344	34,775
Casey's General Stores, Inc.(a)	12,174	709,744
Harris Teeter Supermarkets, Inc.(a)	10,900	465,539
Ingles Markets, Inc., Class A(a)	2,600	55,848
Nash Finch Co.	2,253	44,114
Pantry, Inc. (The)*	5,100	63,597
PriceSmart, Inc.(a)	7,300	568,159
Spartan Stores, Inc.	6,657	116,830
Susser Holdings Corp.(a)*	4,500	229,995
United Natural Foods, Inc.*	5,562	273,650
Village Super Market, Inc., Class A	2,076	69,941
Weis Markets, Inc.	6,390	260,073
		3,111,697
Food Products — 2.1%
Alico, Inc.(a)	1,300	60,125
B&G Foods, Inc.	12,409	378,350
Boulder Brands, Inc.(a)*	17,615	158,183
Bridgford Foods Corp.(a)	101	847
Cal-Maine Foods, Inc.	5,100	217,056
Calavo Growers, Inc.(a)	5,041	145,080
Chiquita Brands International, Inc.(a)*	11,577	89,838
Coffee Holding Co., Inc.(a)	600	4,062
Darling International, Inc.*	29,400	528,024
Diamond Foods, Inc.(a)*	4,637	78,180
Dole Food Co., Inc.(a)*	22,168	241,631
Farmer Bros. Co.(a)*	3,200	47,040
Fresh Del Monte Produce, Inc.	14,020	378,260
Hain Celestial Group, Inc. (The)(a)*	8,094	494,382
Inventure Foods, Inc.*	1,023	7,959
J&J Snack Foods Corp.	4,500	346,005
John B. Sanfilippo & Son, Inc.	2,650	52,947
Lancaster Colony Corp.	7,594	584,738
Lifeway Foods, Inc.(a)	3,800	52,820
Omega Protein Corp.*	4,197	45,118
Overhill Farms, Inc.*	1,600	6,320
Pilgrim's Pride Corp.*	38,028	349,477
Post Holdings, Inc.*	7,839	336,528
Rocky Mountain Chocolate Factory, Inc.	1,260	15,492
Sanderson Farms, Inc.	5,434	296,805
Scheid Vineyards, Inc., Class A*	20	340
Seneca Foods Corp., Class A*	1,249	41,242
Snyders-Lance, Inc.	16,940	427,904
Tootsie Roll Industries, Inc.(a)	7,081	211,800
TreeHouse Foods, Inc.*	7,400	482,110
		6,078,663
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,043	100,209
Delta Natural Gas Co., Inc.(a)	400	8,744
Gas Natural, Inc.	300	3,060
Laclede Group, Inc. (The)(a)	4,500	192,150
New Jersey Resources Corp.(a)	9,451	423,878
Northwest Natural Gas Co.	6,800	297,976
RGC Resources, Inc.(a)	400	7,420
South Jersey Industries, Inc.	6,400	355,776
Southwest Gas Corp.	9,900	469,854
		1,859,067
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.(a)	2,731	129,231
Accuray, Inc.(a)*	17,223	79,915
Alere, Inc.*	1,273	32,500
Align Technology, Inc.(a)*	16,175	542,024
Alphatec Holdings, Inc.(a)*	14,824	31,279
Analogic Corp.	3,000	237,060
Angiodynamics, Inc.*	6,163	70,443
Anika Therapeutics, Inc.*	4,100	59,532
Arthrocare Corp.*	6,568	228,304
Atrion Corp.	494	94,843
Biolase, Inc.(a)*	5,861	23,327
Bovie Medical Corp.*	4,900	16,170
Cantel Medical Corp.	5,925	178,105
CAS Medical Systems, Inc.*	1,129	2,145
Conceptus, Inc.(a)*	12,100	292,215
Conmed Corp.	7,150	243,529
CryoLife, Inc.	6,300	37,863
Cutera, Inc.*	3,899	50,687
Cyberonics, Inc.*	6,200	290,222
Cynosure, Inc., Class A*	2,983	78,065
Digirad Corp.*	2,100	5,292
Exactech, Inc.*	2,535	52,449
Greatbatch, Inc.(a)*	7,881	235,405
Haemonetics Corp.*	12,839	534,873
Hill-Rom Holdings, Inc.	12,409	437,045
ICU Medical, Inc.*	2,950	173,903
Integra LifeSciences Holdings Corp.*	6,543	255,242
Invacare Corp.	9,357	122,109
Iridex Corp.*	671	3,040
LeMaitre Vascular, Inc.	6,218	37,930
Masimo Corp.	14,180	278,212
Meridian Bioscience, Inc.(a)	2,091	47,717
Merit Medical Systems, Inc.*	15,874	194,615
Misonix, Inc.(a)*	2,200	12,584
Natus Medical, Inc.*	8,702	116,955
Neogen Corp.(a)*	2,951	146,281
NuVasive, Inc.*	9,713	206,984
Orthofix International NV*	3,696	132,576
Palomar Medical Technologies, Inc.*	3,882	52,368
PhotoMedex, Inc.(a)*	2,582	41,544
Quidel Corp.*	8,803	209,071
Rochester Medical Corp.*	1,500	21,930
RTI Biologics, Inc.*	11,039	43,494
Solta Medical, Inc.(a)*	14,556	32,023
Spectranetics Corp.*	7,200	133,416
Staar Surgical Co.*	5,280	29,726
STERIS Corp.	14,088	586,202
SurModics, Inc.*	3,700	100,825
Symmetry Medical, Inc.*	11,100	127,095
Theragenics Corp.*	7,500	12,225
Thoratec Corp.*	15,718	589,425
Tornier NV*	1,066	20,094
TranS1, Inc.(a)*	6,472	14,497
Uroplasty, Inc.*	2,952	7,498
Utah Medical Products, Inc.(a)	831	40,528
Vascular Solutions, Inc.*	6,500	105,430
West Pharmaceutical Services, Inc.	7,400	480,556
Wright Medical Group, Inc.*	8,500	202,385
		8,561,003
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*	1,075	31,594
Air Methods Corp.(a)	10,044	484,523
Almost Family, Inc.	1,325	27,070
Amedisys, Inc.*	6,496	72,236
AMN Healthcare Services, Inc.*	9,798	155,102
Amsurg Corp.*	7,750	260,710
Assisted Living Concepts, Inc., Class A(a)	4,248	50,509
Bio-Reference Labs, Inc.(a)*	6,683	173,624
BioScrip, Inc.*	13,810	175,525

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Capital Senior Living Corp.*	9,398	$248,389
Centene Corp.*	12,874	566,971
Chemed Corp.(a)	5,500	439,890
Chindex International, Inc.*	2,640	36,274
Corvel Corp.*	2,550	126,200
Cross Country Healthcare, Inc.*	6,900	36,639
Emeritus Corp.*	9,685	269,146
Ensign Group, Inc. (The)	5,064	169,138
ExamWorks Group, Inc.(a)*	6,663	115,403
Five Star Quality Care, Inc.*	12,800	85,632
Gentiva Health Services, Inc.*	7,000	75,740
Hanger, Inc.*	8,636	272,293
Health Management Associates, Inc., Class A*	50,175	645,752
Health Net, Inc.*	16,291	466,248
Healthsouth Corp.*	19,091	503,430
Healthways, Inc.*	7,408	90,748
IPC The Hospitalist Co., Inc.(a)*	3,465	154,123
Kindred Healthcare, Inc.(a)*	12,127	127,697
Landauer, Inc.	1,800	101,484
LCA-Vision, Inc.(a)*	5,917	19,881
LHC Group, Inc.*	3,800	81,662
LifePoint Hospitals, Inc.*	12,378	599,838
Magellan Health Services, Inc.*	11,300	537,541
Medcath Corp.(b)*	3,122	4,277
Molina Healthcare, Inc.*	11,450	353,462
MWI Veterinary Supply, Inc.*	2,292	303,140
National Healthcare Corp.(a)	3,000	137,160
National Research Corp.	1,475	85,609
Owens & Minor, Inc.(a)	15,580	507,285
PDI, Inc.(a)*	3,600	21,240
PharMerica Corp.*	5,650	79,100
Providence Service Corp. (The)*	4,498	83,168
Psychemedics Corp.	400	4,772
RadNet, Inc.*	8,150	22,820
Select Medical Holdings Corp.	32,321	290,889
Skilled Healthcare Group, Inc., Class A(a)*	3,695	24,276
Team Health Holdings, Inc.*	15,317	557,232
Tenet Healthcare Corp.*	14,754	701,995
Triple-S Management Corp., Class B*	4,035	70,290
U.S. Physical Therapy, Inc.	2,650	71,153
Universal American Corp.	16,273	135,554
Vanguard Health Systems, Inc.*	3,969	59,019
VCA Antech, Inc.(a)*	17,829	418,803
WellCare Health Plans, Inc.*	593	34,370
		11,166,626
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*	1,785	24,258
Arrhythmia Research Technology, Inc.(a)*	200	508
Computer Programs & Systems, Inc.(a)	1,836	99,346
HealthStream, Inc.*	6,062	139,062
MedAssets, Inc.*	13,939	268,326
Medidata Solutions, Inc.*	4,602	266,824
Merge Healthcare, Inc.(a)*	9,013	26,048
Omnicell, Inc.*	9,363	176,773
Quality Systems, Inc.(a)	10,831	197,991
Simulations Plus, Inc.	800	3,304
		1,202,440
Hotels, Restaurants & Leisure — 4.2%
AFC Enterprises, Inc.*	6,349	230,659
Ambassadors Group, Inc.(a)	3,300	14,223
Ameristar Casinos, Inc.	9,200	241,316
Bally Technologies, Inc.(a)*	10,699	556,027
Biglari Holdings, Inc.(a)*	332	123,899
BJ's Restaurants, Inc.(a)*	5,454	181,509
Bluegreen Corp.(a)*	7,100	69,864
Bob Evans Farms, Inc.	7,000	298,340
Boyd Gaming Corp.(a)*	16,663	137,803
Bravo Brio Restaurant Group, Inc.*	2,802	44,356
Brinker International, Inc.(a)	16,410	617,837
Buffalo Wild Wings, Inc.(a)*	4,633	405,527
Carrols Restaurant Group, Inc.*	8,600	44,634
CEC Entertainment, Inc.	5,150	168,663
Cheesecake Factory, Inc. (The)(a)	13,476	520,308
Choice Hotels International, Inc.(a)	8,072	341,526
Churchill Downs, Inc.	3,820	267,553
Cracker Barrel Old Country Store, Inc.	5,000	404,250
DineEquity, Inc.	3,900	268,281
Domino's Pizza, Inc.	16,189	832,762
Dover Downs Gaming & Entertainment, Inc.	3,400	7,072
Dover Motorsports, Inc.	4,000	8,000
Einstein Noah Restaurant Group, Inc.	3,600	53,388
Entertainment Gaming Asia, Inc.*	2,182	4,189
Famous Dave's Of America, Inc.(a)*	2,145	23,295
Fiesta Restaurant Group, Inc.*	8,600	228,502
Frisch's Restaurants, Inc.	695	12,468
Full House Resorts, Inc.*	4,300	12,040
Gaming Partners International Corp.(a)	1,300	11,193
International Speedway Corp., Class A	6,832	223,270
Interval Leisure Group, Inc.	15,989	347,601
Isle of Capri Casinos, Inc.*	3,087	19,417
Jack in the Box, Inc.*	14,400	498,096
Kona Grill, Inc.*	1,540	14,060
Krispy Kreme Doughnuts, Inc.*	15,525	224,181
Life Time Fitness, Inc.(a)*	10,707	458,045
Luby's, Inc.*	7,260	54,305
Marcus Corp.	4,500	56,205
Marriott Vacations Worldwide Corp.*	4,211	180,694
Monarch Casino & Resort, Inc.*	3,600	35,028
MTR Gaming Group, Inc.*	6,300	20,790
Multimedia Games Holding Co., Inc.*	6,030	125,846
Nathan's Famous, Inc.(a)*	1,385	58,516
Orient-Express Hotels Ltd., Class A*	24,567	242,231
Papa John's International, Inc.*	6,315	390,393
Pinnacle Entertainment, Inc.*	13,499	197,355
Red Lion Hotels Corp.(a)*	4,500	31,995
Red Robin Gourmet Burgers, Inc.*	3,300	150,480
Rick's Cabaret International, Inc.*	2,209	19,528
Ruby Tuesday, Inc.(a)*	14,262	105,111
Ruth's Hospitality Group, Inc.*	8,054	76,835
Scientific Games Corp., Class A*	19,954	174,598
SHFL Entertainment, Inc.*	13,762	228,036
Sonic Corp.*	15,175	195,454
Speedway Motorsports, Inc.(a)	10,200	183,498
Texas Roadhouse, Inc.(a)	15,300	308,907
Town Sports International Holdings, Inc.	8,000	75,680
Vail Resorts, Inc.(a)	8,330	519,126
Wendy's Co. (The)(a)	56,640	321,149
WMS Industries, Inc.*	10,892	274,587
		11,940,501
Household Durables — 1.4%
American Greetings Corp., Class A(a)	9,420	151,662
Bassett Furniture Industries, Inc.	2,600	41,496
Beazer Homes USA, Inc.(a)*	3,304	52,335
Blyth, Inc.(a)	4,000	69,440
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	52,327
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
CSS Industries, Inc.	2,100	$54,537
Dixie Group, Inc. (The)*	2,300	12,880
Emerson Radio Corp.*	1,300	2,145
Ethan Allen Interiors, Inc.(a)	7,100	233,732
Flexsteel Industries, Inc.	319	7,892
Helen of Troy Ltd.*	7,111	272,778
Hooker Furniture Corp.(a)	2,500	39,850
iRobot Corp.(a)*	5,127	131,559
KB Home(a)	18,500	402,745
La-Z-Boy, Inc.	12,186	229,950
Libbey, Inc.*	4,508	87,140
Lifetime Brands, Inc.	3,200	36,512
M.D.C. Holdings, Inc.(a)	11,867	434,926
M/I Homes, Inc.*	6,041	147,702
Meritage Homes Corp.*	8,928	418,366
NACCO Industries, Inc., Class A	1,000	53,360
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)	11,100	461,982
Skullcandy, Inc.(a)*	758	4,002
Standard Pacific Corp.(a)*	15,395	133,013
Stanley Furniture Co., Inc.(a)*	927	4,116
Tempur-Pedic International, Inc.(a)*	9,967	494,662
Universal Electronics, Inc.*	2,800	65,100
Zagg, Inc.(a)*	4,249	30,933
		4,127,142
Household Products — 0.4%
Central Garden and Pet Co.*	5,300	45,686
Central Garden and Pet Co., Class A*	8,850	72,747
Orchids Paper Products Co.	1,315	30,679
Spectrum Brands Holdings, Inc.	13,807	781,338
WD-40 Co.	5,000	273,850
		1,204,300
Independent Power Producers & Energy Traders — 0.1%
Atlantic Power Corp.(a)	24,268	119,641
Dynegy, Inc.*	1,022	24,518
Genie Energy Ltd.(a)	4,900	45,374
Ormat Technologies, Inc.(a)	8,635	178,313
Synthesis Energy Systems, Inc.(a)*	5,474	5,693
		373,539
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	7,200	241,992
Insurance — 4.5%
American Equity Investment Life Holding Co.(a)	15,659	233,163
American National Insurance Co.	63	5,473
American Safety Insurance Holdings Ltd.*	1,683	42,008
Amerisafe, Inc.	3,900	138,606
Amtrust Financial Services, Inc.(a)	16,605	575,363
Argo Group International Holdings Ltd.	6,959	287,963
Aspen Insurance Holdings Ltd.	17,232	664,811
Baldwin & Lyons, Inc., Class B	1,818	43,250
Citizens, Inc., Class A*	11,958	100,328
CNO Financial Group, Inc.	60,833	696,538
Crawford & Co., Class A(a)	10,528	55,798
Crawford & Co., Class B	3,991	30,292
Donegal Group, Inc., Class A	4,648	70,975
Eastern Insurance Holdings, Inc.	1,700	31,892
eHealth, Inc.*	4,659	83,303
EMC Insurance Group, Inc.(a)	3,800	100,054
Employers Holdings, Inc.	8,742	205,000
Endurance Specialty Holdings Ltd.	10,080	481,925
Enstar Group Ltd.*	2,824	350,995
FBL Financial Group, Inc., Class A(a)	6,600	256,476
First Acceptance Corp.*	15,539	20,978
First American Financial Corp.	23,254	594,605
Global Indemnity PLC*	3,524	81,757
Greenlight Capital Re Ltd., Class A(a)*	7,603	185,893
Hallmark Financial Services(a)*	5,700	51,300
Hanover Insurance Group, Inc. (The)(a)	7,376	366,440
Hilltop Holdings, Inc.*	14,115	190,411
Homeowners Choice, Inc.(a)	2,348	63,983
Horace Mann Educators Corp.	9,218	192,195
Independence Holding Co.(a)	3,520	35,834
Infinity Property & Casualty Corp.	4,300	241,660
Investors Title Co.(a)	292	20,168
Kemper Corp.	13,679	446,072
Maiden Holdings Ltd.	16,273	172,331
MBIA, Inc.*	46,492	477,473
Meadowbrook Insurance Group, Inc.	13,262	93,497
Mercury General Corp.	9,898	375,431
Montpelier Re Holdings Ltd.	15,417	401,613
National Financial Partners Corp.(a)*	9,600	215,328
National Interstate Corp.(a)	4,200	125,916
Navigators Group, Inc. (The)*	3,600	211,500
OneBeacon Insurance Group Ltd., Class A	4,825	65,234
Phoenix Companies, Inc. (The)(a)*	304	9,354
Platinum Underwriters Holdings Ltd.	7,812	435,988
Primerica, Inc.	15,395	504,648
Protective Life Corp.	12,115	433,717
RLI Corp.	5,800	416,730
Safety Insurance Group, Inc.	3,900	191,685
Selective Insurance Group, Inc.	13,800	331,338
StanCorp Financial Group, Inc.	8,398	359,098
State Auto Financial Corp.	9,900	172,458
Stewart Information Services Corp.(a)	3,258	82,981
Symetra Financial Corp.	25,025	335,585
Tower Group International Ltd.	9,685	178,686
Unico American Corp.(a)	1,700	23,885
United Fire Group, Inc.	6,100	155,367
Universal Insurance Holdings, Inc.(a)	8,650	41,952
		12,757,304
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	9,768	48,547
Blue Nile, Inc.*	932	32,107
Gaiam, Inc., Class A(a)*	2,400	10,080
Hollywood Media Corp.(a)*	10,017	12,521
HomeAway, Inc.*	965	31,363
HSN, Inc.	9,051	496,538
NutriSystem, Inc.(a)	6,496	55,086
Orbitz Worldwide, Inc.(a)*	20,694	118,163
Overstock.com, Inc.(a)*	2,600	32,032
PetMed Express, Inc.(a)	8,500	114,027
Shutterfly, Inc.(a)*	9,113	402,521
US Auto Parts Network, Inc.*	6,100	7,320
Valuevision Media, Inc., Class A(a)*	7,971	27,580
Vitacost.com, Inc.(a)*	1,333	9,638
		1,397,523
Internet Software & Services — 1.7%
Active Network, Inc. (The)(a)*	793	3,323
AOL, Inc.*	2,087	80,329
Bankrate, Inc.*	838	10,006
Blucora, Inc.(a)*	9,900	153,252
comScore, Inc.*	2,169	36,396
Constant Contact, Inc.*	3,730	48,415
CoStar Group, Inc.*	5,232	572,695
Dealertrack Technologies, Inc.*	8,700	255,606
Demand Media, Inc.(a)*	7,316	63,137

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
Dice Holdings, Inc.(a)*	21,227	$215,029
Digital River, Inc.*	8,400	118,776
Earthlink, Inc.	26,700	144,714
Envestnet, Inc.*	4,901	85,816
Internap Network Services Corp.*	18,988	177,538
Ipass, Inc.(a)*	14,400	28,512
j2 Global, Inc.(a)	9,900	388,179
Keynote Systems, Inc.	3,480	48,581
KIT Digital, Inc.*	9,981	2,894
Limelight Networks, Inc.(a)*	23,946	49,329
Market Leader, Inc.*	7,323	65,614
Monster Worldwide, Inc.(a)*	4,294	21,771
Move, Inc.*	9,601	114,732
NIC, Inc.	15,366	294,412
Onvia, Inc.(a)*	181	693
Perficient, Inc.*	7,000	81,620
QuinStreet, Inc.*	9,301	55,527
RealNetworks, Inc.*	7,600	58,596
Reis, Inc.*	2,638	40,994
Responsys, Inc.*	1,377	12,186
Soundbite Communications, Inc.(a)	700	2,156
Spark Networks, Inc.(a)*	6,600	46,464
Stamps.com, Inc.*	3,476	86,796
support.com, Inc.*	11,250	47,025
TechTarget, Inc.(a)*	10,402	50,866
United Online, Inc.	31,957	192,701
Valueclick, Inc.*	17,934	529,950
VistaPrint NV(a)*	7,215	278,932
Web.com Group, Inc.(a)*	8,914	152,251
WebMD Health Corp.*	3,774	91,784
XO Group, Inc.*	6,500	65,000
Zix Corp.(a)*	11,294	40,432
		4,813,029
IT Services — 2.8%
Acxiom Corp.*	19,589	399,616
Booz Allen Hamilton Holding Corp.	6,370	85,613
CACI International, Inc., Class A*	6,700	387,729
Cardtronics, Inc.*	10,264	281,849
Cass Information Systems, Inc.(a)	1,793	75,378
Ciber, Inc.*	15,799	74,255
Computer Task Group, Inc.	4,027	86,138
Convergys Corp.(a)	29,137	496,203
CoreLogic, Inc.*	16,824	435,069
CSG Systems International, Inc.*	10,600	224,614
Dynamics Research Corp.(a)*	2,200	13,112
Edgewater Technology, Inc.*	2,300	8,993
Euronet Worldwide, Inc.*	12,228	322,085
ExlService Holdings, Inc.*	7,800	256,464
Forrester Research, Inc.	8,761	277,286
Global Cash Access Holdings, Inc.*	21,692	152,929
Hackett Group, Inc. (The)	8,900	40,673
Heartland Payment Systems, Inc.(a)	9,197	303,225
Higher One Holdings, Inc.(a)*	2,831	25,168
iGate Corp.*	16,379	308,089
Innodata, Inc.(a)*	5,684	19,610
Lender Processing Services, Inc.	14,786	376,452
Lionbridge Technologies, Inc.*	9,912	38,359
Mantech International Corp., Class A(a)	5,280	141,874
Mattersight Corp.(a)*	2,167	9,296
MAXIMUS, Inc.	8,800	703,736
ModusLink Global Solutions, Inc.*	3,550	11,715
MoneyGram International, Inc.*	1,663	30,100
NeuStar, Inc., Class A*	5,396	251,076
Official Payments Holdings, Inc.*	3,900	22,113
PRGX Global, Inc.*	3,839	26,681
Sapient Corp.*	33,671	410,449
SYKES Enterprises, Inc.*	11,326	180,763
Syntel, Inc.	9,300	627,936
TeleTech Holdings, Inc.*	13,200	279,972
Unisys Corp.*	9,034	205,523
Virtusa Corp.*	7,876	187,134
WEX, Inc.*	2,397	188,164
		7,965,441
Leisure Equipment & Products — 0.6%
Arctic Cat, Inc.*	3,625	158,412
Black Diamond, Inc.(a)*	1,900	17,309
Brunswick Corp.	19,545	668,830
Callaway Golf Co.(a)	17,359	114,917
Escalade, Inc.	1,950	12,032
Jakks Pacific, Inc.(a)	5,129	53,803
Johnson Outdoors, Inc., Class A*	1,000	23,840
Leapfrog Enterprises, Inc.(a)*	12,889	110,330
Marine Products Corp.	10,020	73,747
Nautilus, Inc.*	6,079	44,377
Smith & Wesson Holding Corp.(a)*	12,562	113,058
Steinway Musical Instruments, Inc.*	2,573	61,803
Sturm Ruger & Co., Inc.(a)	6,513	330,404
		1,782,862
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	1,505	7,104
Albany Molecular Research, Inc.*	6,479	68,094
Cambrex Corp.*	7,028	89,888
Charles River Laboratories International, Inc.*	12,156	538,146
Enzo Biochem, Inc.(a)*	3,616	9,112
Furiex Pharmaceuticals, Inc.*	1,597	59,856
Harvard Bioscience, Inc.*	10,123	57,195
Luminex Corp.*	856	14,141
Parexel International Corp.*	14,526	573,922
pSivida Corp.(a)*	1,891	4,312
Strategic Diagnostics, Inc.*	7,150	7,007
		1,428,777
Machinery — 4.2%
Accuride Corp.(a)*	1,836	9,896
Actuant Corp., Class A	18,251	558,846
Adept Technology, Inc.(a)*	1,000	2,920
Alamo Group, Inc.	2,600	99,450
Albany International Corp., Class A	7,000	202,300
Altra Holdings, Inc.	9,567	260,414
American Railcar Industries, Inc.	5,900	275,766
Ampco-Pittsburgh Corp.	2,200	41,602
Astec Industries, Inc.	5,264	183,871
Barnes Group, Inc.	13,700	396,341
Blount International, Inc.*	11,988	160,399
Briggs & Stratton Corp.(a)	11,900	295,120
Chart Industries, Inc.(a)*	6,034	482,780
CIRCOR International, Inc.	3,584	152,320
Columbus McKinnon Corp.*	4,066	78,270
Commercial Vehicle Group, Inc.*	7,185	56,043
Douglas Dynamics, Inc.	6,195	85,615
Dynamic Materials Corp.	2,800	48,720
Eastern Co. (The)	500	8,770
Energy Recovery, Inc.(a)*	8,000	29,600
EnPro Industries, Inc.(a)*	6,974	356,860
ESCO Technologies, Inc.	5,822	237,887
Federal Signal Corp.*	14,869	121,034
Flow International Corp.*	11,379	44,492

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
FreightCar America, Inc.(a)	2,400	$52,368
Gorman-Rupp Co. (The)	4,364	131,138
Graham Corp.	1,900	47,006
Greenbrier Cos., Inc.(a)*	6,166	140,030
Hardinge, Inc.	2,400	32,712
Harsco Corp.	16,338	404,692
Hurco Cos., Inc.*	1,000	27,230
Hyster-Yale Materials Handling, Inc.	2,000	114,180
ITT Corp.	13,848	393,699
John Bean Technologies Corp.	6,469	134,232
Kadant, Inc.(a)*	3,400	85,000
Kaydon Corp.	7,475	191,210
Key Technology, Inc.*	1,100	13,904
LB Foster Co., Class A	1,776	78,659
Lindsay Corp.(a)	2,399	211,544
Lydall, Inc.*	3,767	57,823
Manitex International, Inc.(a)*	1,300	16,133
Manitowoc Co., Inc. (The)	32,949	677,431
Meritor, Inc.*	12,672	59,939
Met-Pro Corp.	4,417	45,628
Mfri, Inc.*	1,900	13,699
Middleby Corp.*	4,140	629,901
Miller Industries, Inc.	2,958	47,476
Mueller Industries, Inc.	8,775	467,620
Mueller Water Products, Inc., Class A	38,191	226,473
NN, Inc.*	4,300	40,678
Omega Flex, Inc.	488	8,389
PMFG, Inc.(a)*	2,118	13,068
RBC Bearings, Inc.*	4,700	237,632
Sauer-Danfoss, Inc.	10,900	636,887
Standex International Corp.	2,700	149,094
Sun Hydraulics Corp.	5,700	185,307
Supreme Industries, Inc., Class A(a)*	1,197	5,554
Tecumseh Products Co., Class A(a)*	1,346	11,737
Tennant Co.	3,939	191,278
Titan International, Inc.(a)	9,333	196,740
Toro Co. (The)	10,509	483,834
Trimas Corp.*	10,000	324,700
Trinity Industries, Inc.	11,028	499,899
Twin Disc, Inc.(a)	2,200	55,176
Wabash National Corp.*	12,350	125,476
Watts Water Technologies, Inc., Class A	7,500	359,925
		12,014,417
Marine — 0.1%
Baltic Trading Ltd.(a)	2,723	11,137
Genco Shipping & Trading Ltd.(a)*	4,738	13,646
International Shipholding Corp.	710	12,922
Matson, Inc.	10,600	260,760
		298,465
Media — 2.2%
AH Belo Corp., Class A(a)	494	2,885
Arbitron, Inc.	6,200	290,594
Ballantyne Strong, Inc.(a)*	3,464	14,653
Beasley Broadcasting Group, Inc., Class A	1,657	9,776
Belo Corp., Class A	24,544	241,268
Carmike Cinemas, Inc.*	3,862	69,980
Central European Media Enterprises Ltd., Class A(a)*	5,904	24,915
Crown Media Holdings, Inc., Class A*	11,600	23,780
CTC Media, Inc.	30,098	354,855
Cumulus Media, Inc., Class A(a)*	1,510	5,089
Digital Generation, Inc.(a)*	5,600	36,008
DreamWorks Animation SKG, Inc., Class A(a)*	17,520	332,179
Entercom Communications Corp., Class A(a)*	2,000	14,880
EW Scripps Co. (The), Class A*	9,673	116,366
Fisher Communications, Inc.	1,100	43,164
Gray Television, Inc.*	6,308	29,585
Harris Interactive, Inc.*	14,810	24,881
Harte-Hanks, Inc.	20,583	160,342
Here Media, Inc.*	499	1
Here Media, Inc., Special Shares*	499	5
Journal Communications, Inc., Class A*	16,694	112,184
Lin TV Corp., Class A*	6,092	66,951
Lions Gate Entertainment Corp.(a)*	22,251	528,906
Live Nation Entertainment, Inc.*	44,152	546,160
Madison Square Garden Co. (The), Class A*	3,875	223,200
Martha Stewart Living Omnimedia, Class A*	1,221	3,223
McClatchy Co. (The), Class A(a)*	13,196	38,268
Meredith Corp.	9,000	344,340
National CineMedia, Inc.	13,586	214,387
Navarre Corp.*	5,272	11,967
New York Times Co. (The), Class A(a)*	36,949	362,100
Nexstar Broadcasting Group, Inc., Class A	3,124	56,232
Outdoor Channel Holdings, Inc.	9,100	81,172
Pandora Media, Inc.(a)*	13,431	190,183
Radio One, Inc.(a)*	6,700	11,323
Regal Entertainment Group, Class A(a)	26,218	437,054
Rentrak Corp.*	1,900	41,762
Saga Communications, Inc., Class A(a)	1,116	51,626
Scholastic Corp.(a)	8,100	215,865
Sinclair Broadcast Group, Inc., Class A	11,700	236,808
Starz - Liberty Capital*	19,782	438,171
Valassis Communications, Inc.(a)	10,800	322,596
World Wrestling Entertainment, Inc., Class A(a)	4,963	43,774
		6,373,458
Metals & Mining — 1.5%
A.M. Castle & Co.(a)*	5,100	89,250
AMCOL International Corp.(a)	7,925	239,256
Century Aluminum Co.(a)*	20,830	161,224
Coeur d'Alene Mines Corp.*	16,202	305,570
Commercial Metals Co.	29,035	460,205
Contango ORE, Inc.(a)*	350	3,308
Friedman Industries, Inc.	700	6,979
General Moly, Inc.(a)*	18,758	41,455
Globe Specialty Metals, Inc.(a)	16,312	227,063
Haynes International, Inc.	2,200	121,660
Hecla Mining Co.(a)	59,121	233,528
Horsehead Holding Corp.*	8,674	94,373
Kaiser Aluminum Corp.(a)	4,533	293,058
Materion Corp.	4,600	131,100
McEwen Mining, Inc.(a)*	38,236	109,355
Metals USA Holdings Corp.	7,762	160,285
Mines Management, Inc.(a)*	8,088	7,708
Noranda Aluminum Holding Corp.	12,992	58,334
Olympic Steel, Inc.(a)	2,400	57,360
Revett Minerals, Inc.*	2,266	5,167
RTI International Metals, Inc.(a)*	6,900	218,661
Schnitzer Steel Industries, Inc., Class A(a)	5,061	134,926
Stillwater Mining Co.(a)*	22,822	295,088
SunCoke Energy, Inc.*	11,893	194,213
Universal Stainless & Alloy*	1,400	50,890
US Silica Holdings, Inc.	3,952	93,188
Worthington Industries, Inc.(a)	17,700	548,346
		4,341,550

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 0.4%
Avista Corp.	12,400	$339,760
Black Hills Corp.	7,800	343,512
CH Energy Group, Inc.	3,800	248,482
NorthWestern Corp.	8,500	338,810
		1,270,564
Multiline Retail — 0.3%
ALCO Stores, Inc.(a)*	200	1,498
Big Lots, Inc.*	7,140	251,828
Bon-Ton Stores, Inc. (The)(a)	2,700	35,100
Fred's, Inc., Class A	8,987	122,942
Gordmans Stores, Inc.(a)*	2,170	25,411
Saks, Inc.(a)*	39,776	456,231
Tuesday Morning Corp.*	9,403	72,967
		965,977
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	9,827	463,147
Oil, Gas & Consumable Fuels — 2.9%
Abraxas Petroleum Corp.(a)*	19,200	44,352
Adams Resources & Energy, Inc.	900	45,900
Alon USA Energy, Inc.	13,738	261,709
Alpha Natural Resources, Inc.(a)*	43,525	357,340
Approach Resources, Inc.(a)*	7,841	192,967
Barnwell Industries, Inc.(a)*	2,159	6,801
Berry Petroleum Co., Class A	1,429	66,148
Bill Barrett Corp.(a)*	10,895	220,842
Black Ridge Oil and Gas, Inc.(a)*	2,059	1,441
Bonanza Creek Energy, Inc.*	2,641	102,127
BPZ Resources, Inc.*	28,065	63,707
Callon Petroleum Co.*	9,264	34,277
Carrizo Oil & Gas, Inc.(a)*	9,054	233,322
Cheniere Energy, Inc.*	2,000	56,000
Clayton Williams Energy, Inc.*	2,100	91,833
Clean Energy Fuels Corp.(a)*	21,441	278,733
Cloud Peak Energy, Inc.*	15,189	285,249
Comstock Resources, Inc.(a)*	11,774	191,327
Contango Oil & Gas Co.	3,500	140,315
Crimson Exploration, Inc.(a)*	8,391	23,998
Crosstex Energy, Inc.	15,460	297,760
CVR Energy, Inc.(c)*	21,682	—
Delek US Holdings, Inc.	12,078	476,598
DHT Holdings, Inc.(a)	697	3,332
Double Eagle Petroleum Co.(a)*	1,550	8,308
Emerald Oil, Inc.*	294	2,070
Endeavour International Corp.(a)*	8,674	25,588
EPL Oil & Gas, Inc.*	9,173	245,928
Evolution Petroleum Corp.*	1,923	19,518
EXCO Resources, Inc.(a)	3,694	26,338
FieldPoint Petroleum Corp.*	1,200	4,800
Forest Oil Corp.(a)*	7,303	38,414
FX Energy, Inc.(a)*	2,450	8,232
Gevo, Inc.(a)*	1,075	2,408
Green Plains Renewable Energy, Inc.(a)*	7,838	89,667
Gulfport Energy Corp.*	5,582	255,823
Halcon Resources Corp.*	11,379	88,642
Harvest Natural Resources, Inc.(a)*	7,400	25,974
HKN, Inc.(a)*	104	9,412
Houston American Energy Corp.*	6,452	1,416
James River Coal Co.(a)*	6,793	11,888
Magnum Hunter Resources Corp.(a)*	31,450	126,114
McMoRan Exploration Co.*	13,592	222,229
Miller Energy Resources, Inc.(a)*	148	549
Nordic American Tankers Ltd.(a)	4,131	47,713
Northern Oil and Gas, Inc.(a)*	13,284	191,024
Overseas Shipholding Group, Inc.(a)*	2,209	7,290
Panhandle Oil and Gas, Inc., Class A(a)	1,289	36,930
PDC Energy, Inc.*	6,818	337,968
Penn Virginia Corp.(a)	7,864	31,771
Petroquest Energy, Inc.*	12,273	54,492
Quicksilver Resources, Inc.(a)*	2,476	5,571
Rentech, Inc.	42,748	100,458
Rex American Resources Corp.*	1,575	34,839
Rex Energy Corp.*	10,555	173,946
Royale Energy, Inc.*	1,600	3,328
SemGroup Corp., Class A*	8,201	424,156
Ship Finance International Ltd.	17,254	304,361
Stone Energy Corp.*	10,392	226,026
Swift Energy Co.(a)*	9,200	136,252
Synergy Resources Corp.*	7,340	50,352
Targa Resources Corp.	7,980	542,321
Teekay Corp.(a)	6,917	248,735
Triangle Petroleum Corp.(a)*	7,356	48,550
Vaalco Energy, Inc.*	14,464	109,782
W&T Offshore, Inc.(a)	15,533	220,569
Warren Resources, Inc.*	7,351	23,597
Western Refining, Inc.(a)	9,643	341,459
Zion Oil & Gas, Inc.(a)*	3,151	3,876
		8,394,762
Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	10,000	299,500
Clearwater Paper Corp.*	5,312	279,889
Deltic Timber Corp.	2,800	192,416
KapStone Paper and Packaging Corp.	11,229	312,166
Louisiana-Pacific Corp.*	34,384	742,695
Mercer International, Inc.(a)*	9,357	64,657
Neenah Paper, Inc.	3,300	101,508
P. H. Glatfelter Co.	10,600	247,828
Resolute Forest Products(a)*	4,522	73,166
Schweitzer-Mauduit International, Inc.	6,200	240,126
Wausau Paper Corp.	11,200	120,736
		2,674,687
Personal Products — 0.6%
CCA Industries, Inc.(a)	556	2,224
Elizabeth Arden, Inc.(a)*	10,900	438,725
Inter Parfums, Inc.	6,746	164,805
Medifast, Inc.(a)*	3,300	75,636
Natural Alternatives International, Inc.*	1,000	4,850
Natures Sunshine Products, Inc.	2,700	41,148
Nutraceutical International Corp.	2,300	39,905
Prestige Brands Holdings, Inc.*	12,500	321,125
Revlon, Inc., Class A*	13,381	299,199
United-Guardian, Inc.(a)	600	11,640
USANA Health Sciences, Inc.(a)*	3,400	164,322
		1,563,579
Pharmaceuticals — 0.9%
Akorn, Inc.(a)*	4,529	62,636
Corcept Therapeutics, Inc.(a)*	4,500	9,000
Cumberland Pharmaceuticals, Inc.(a)*	5,912	29,442
Depomed, Inc.(a)*	7,736	45,410
Endocyte, Inc.*	894	11,130
Hi-Tech Pharmacal Co., Inc.(a)	2,678	88,669
Impax Laboratories, Inc.*	17,100	264,024
Lannett Co., Inc.*	4,650	47,012
Medicines Co. (The)*	21,641	723,242

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Obagi Medical Products, Inc.*	4,700	$92,825
Pain Therapeutics, Inc.*	5,500	18,865
Pozen, Inc.*	10,087	53,158
Questcor Pharmaceuticals, Inc.	4,103	133,512
Santarus, Inc.(a)*	11,847	205,309
Sciclone Pharmaceuticals, Inc.(a)*	18,255	83,973
Sucampo Pharmaceuticals, Inc., Class A*	3,198	20,915
Transcept Pharmaceuticals, Inc.*	2,528	12,109
Viropharma, Inc.(a)*	25,800	649,128
XenoPort, Inc.*	3,929	28,092
		2,578,451
Professional Services — 1.6%
Acacia Research Corp.*	9,740	293,856
Advisory Board Co. (The)*	7,369	387,020
Barrett Business Services, Inc.	2,100	110,586
CBIZ, Inc.(a)*	15,700	100,166
CDI Corp.	4,800	82,560
Corporate Executive Board Co. (The)	8,393	488,137
CRA International, Inc.(a)*	2,200	49,214
Dolan Media Co. (The)*	6,400	15,296
Exponent, Inc.	2,610	140,783
Franklin Covey Co.*	4,000	58,120
FTI Consulting, Inc.*	9,847	370,838
GP Strategies Corp.*	3,999	95,416
Heidrick & Struggles International, Inc.	3,700	55,315
Hill International, Inc.*	9,200	27,508
Hudson Global, Inc.*	2,471	9,736
Huron Consulting Group, Inc.*	5,651	227,848
ICF International, Inc.*	4,955	134,776
Insperity, Inc.	5,700	161,709
Kelly Services, Inc., Class A	8,211	153,382
Kforce, Inc.	10,079	164,993
Korn/Ferry International*	11,693	208,837
Mastech Holdings, Inc.(a)	849	7,327
Mistras Group, Inc.*	5,383	130,322
National Technical Systems, Inc.*	1,400	12,964
Navigant Consulting, Inc.*	13,900	182,646
Odyssey Marine Exploration, Inc.(a)*	10,650	34,719
On Assignment, Inc.*	12,485	315,995
Pendrell Corp.*	11,761	19,523
RCM Technologies, Inc.(a)	2,995	18,150
Resources Connection, Inc.	11,115	141,161
RPX Corp.*	1,493	21,066
SmartPros Ltd.(a)	1,000	1,500
TrueBlue, Inc.*	11,123	235,140
Volt Information Sciences, Inc.(a)*	4,949	41,324
VSE Corp.(a)	850	21,242
		4,519,175
Real Estate Investment Trusts (REITs) — 0.4%
Geo Group, Inc. (The)	17,051	641,458
Ryman Hospitality Properties(a)	11,341	518,851
		1,160,309
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.*	9,817	350,958
Altisource Asset Management Corp.(a)*	596	80,460
Altisource Portfolio Solutions SA*	5,967	416,198
Altisource Residential Corp., Class B(a)*	1,989	39,780
AV Homes, Inc.*	2,349	31,312
Consolidated-Tomoka Land Co.(a)	1,100	43,175
Forestar Group, Inc.*	8,034	175,623
Kennedy-Wilson Holdings, Inc.	8,662	134,348
St. Joe Co. (The)(a)*	6,491	137,934
Tejon Ranch Co.*	8,031	239,163
Thomas Properties Group, Inc.(a)	13,872	71,163
		1,720,114
Road & Rail — 1.4%
AMERCO	4,600	798,284
Arkansas Best Corp.(a)	5,700	66,576
Avis Budget Group, Inc.*	26,153	727,838
Celadon Group, Inc.	5,010	104,509
Con-way, Inc.	13,191	464,455
Covenant Transportation Group, Inc., Class A*	1,500	8,985
Heartland Express, Inc.(a)	23,624	315,144
Knight Transportation, Inc.	20,700	333,270
Marten Transport Ltd.	4,614	92,880
P.A.M. Transportation Services, Inc.(a)	3,196	33,846
Quality Distribution, Inc.(a)*	6,100	51,301
Roadrunner Transportation Systems, Inc.*	6,056	139,288
Saia, Inc.*	3,200	115,744
Swift Transportation Co.(a)*	21,134	299,680
Universal Truckload Services, Inc.*	3,300	76,989
USA Truck, Inc.(a)*	1,900	9,329
Werner Enterprises, Inc.(a)	17,675	426,674
		4,064,792
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.*	9,400	172,020
Alpha & Omega Semiconductor Ltd.*	3,174	28,185
Amkor Technology, Inc.(a)*	43,398	173,592
Amtech Systems, Inc.*	2,200	7,942
Anadigics, Inc.*	14,200	28,400
Applied Micro Circuits Corp.(a)*	14,675	108,889
ATMI, Inc.*	7,200	161,496
Axcelis Technologies, Inc.*	20,139	25,174
AXT, Inc.*	12,200	35,868
Brooks Automation, Inc.	16,574	168,723
Cabot Microelectronics Corp.*	5,200	180,700
Cascade Microtech, Inc.(a)*	3,500	25,060
Ceva, Inc.*	4,258	66,425
Cirrus Logic, Inc.(a)*	4,612	104,923
Cohu, Inc.	5,200	48,672
Cyberoptics Corp.(a)*	1,700	9,554
Cymer, Inc.(a)*	8,635	829,823
Cypress Semiconductor Corp.(a)*	10,726	118,308
Diodes, Inc.*	9,250	194,065
DSP Group, Inc.*	2,800	22,596
Entegris, Inc.*	33,988	335,122
Entropic Communications, Inc.*	16,684	67,904
Exar Corp.*	11,669	122,525
Fairchild Semiconductor International, Inc.*	31,722	448,549
First Solar, Inc.(a)*	8,469	228,324
FormFactor, Inc.*	1,840	8,648
GigOptix, Inc.(a)*	1,578	1,657
GSI Technology, Inc.*	6,498	42,822
GT Advanced Technologies, Inc.(a)*	33,248	109,386
Hittite Microwave Corp.*	4,394	266,101
Inphi Corp.*	2,744	28,675
Integrated Device Technology, Inc.*	35,232	263,183
Integrated Silicon Solution, Inc.*	5,884	53,956
International Rectifier Corp.(a)*	14,106	298,342
Intersil Corp., Class A	31,221	271,935
IXYS Corp.	7,000	67,130
Kopin Corp.*	16,230	60,051
Kulicke & Soffa Industries, Inc.*	18,199	210,380
Lattice Semiconductor Corp.*	32,718	178,313
LTX-Credence Corp.*	10,591	63,970
Magnachip Semiconductor Corp.*	6,413	111,009

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
MaxLinear, Inc., Class A(a)*	276	$1,711
MEMC Electronic Materials, Inc.*	48,404	212,978
MEMSIC, Inc.*	1,209	3,288
Micrel, Inc.	15,500	162,905
Microsemi Corp.*	21,875	506,844
Mindspeed Technologies, Inc.(a)*	6,749	22,474
MKS Instruments, Inc.	12,552	341,414
Monolithic Power Systems, Inc.	8,400	204,708
MoSys, Inc.(a)*	5,637	26,550
Nanometrics, Inc.*	5,800	83,694
Omnivision Technologies, Inc.(a)*	12,416	171,092
PDF Solutions, Inc.*	8,956	143,475
Pericom Semiconductor Corp.*	5,500	37,455
Photronics, Inc.*	12,617	84,282
Pixelworks, Inc.*	1,533	3,403
PLX Technology, Inc.*	6,900	31,464
PMC - Sierra, Inc.*	56,112	381,000
Power Integrations, Inc.(a)	6,258	271,660
Rambus, Inc.*	9,380	52,622
RF Micro Devices, Inc.*	58,119	309,193
Rubicon Technology, Inc.(a)*	4,400	29,040
Rudolph Technologies, Inc.*	7,386	87,007
Semtech Corp.*	14,810	524,126
Sigma Designs, Inc.*	7,899	38,468
Silicon Image, Inc.*	16,700	81,162
Silicon Laboratories, Inc.*	9,015	372,860
Spansion, Inc., Class A*	15,456	198,919
SunPower Corp.*	3,530	40,736
Supertex, Inc.	2,900	64,409
Tessera Technologies, Inc.	11,500	215,625
TriQuint Semiconductor, Inc.(a)*	32,800	165,640
Ultra Clean Holdings*	4,750	30,875
Ultratech, Inc.*	5,300	209,509
Veeco Instruments, Inc.(a)*	8,400	321,972
Volterra Semiconductor Corp.*	5,300	75,260
		11,256,217
Software — 2.8%
Accelrys, Inc.*	13,277	129,584
ACI Worldwide, Inc.*	6,131	299,561
Actuate Corp.*	14,300	85,800
Advent Software, Inc.*	9,458	264,540
American Software, Inc., Class A	5,100	42,432
AsiaInfo-Linkage, Inc.(a)*	15,273	181,291
Aspen Technology, Inc.*	4,065	131,259
AVG Technologies NV(a)*	890	12,389
Blackbaud, Inc.	5,600	165,928
Bottomline Technologies, Inc.*	8,749	249,434
Bsquare Corp.*	2,300	7,038
Compuware Corp.*	53,853	673,163
Comverse, Inc.*	1,400	39,256
Digimarc Corp.	1,256	27,594
Ebix, Inc.(a)	9,036	146,564
Ellie Mae, Inc.*	976	23,473
EPIQ Systems, Inc.	8,450	118,554
ePlus, Inc.	1,200	55,452
Fair Isaac Corp.	10,900	498,021
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	5,792
Guidance Software, Inc.*	1,433	15,548
Guidewire Software, Inc.*	892	34,288
Interactive Intelligence Group*	3,800	168,530
Manhattan Associates, Inc.*	5,462	405,772
Mentor Graphics Corp.	35,836	646,840
Monotype Imaging Holdings, Inc.	7,120	169,100
NetScout Systems, Inc.*	10,385	255,159
Pervasive Software, Inc.*	5,000	45,850
Progress Software Corp.*	14,794	337,007
PROS Holdings, Inc.*	701	19,046
QAD, Inc., Class A(a)	4,909	63,032
QAD, Inc., Class B(a)	1,219	14,116
QLIK Technologies, Inc.*	1,280	33,062
Rosetta Stone, Inc.(a)*	4,230	65,057
Rovi Corp.*	8,894	190,421
Seachange International, Inc.*	7,100	84,419
SS&C Technologies Holdings, Inc.*	15,749	472,155
Synchronoss Technologies, Inc.*	3,602	111,770
Take-Two Interactive Software, Inc.*	22,064	356,334
TeleCommunication Systems, Inc., Class A*	10,596	23,629
TeleNav, Inc.*	8,331	53,735
Tyler Technologies, Inc.*	8,205	502,638
Ultimate Software Group, Inc.*	3,459	360,289
Verint Systems, Inc.*	10,186	372,298
Websense, Inc.*	8,084	121,260
		8,078,480
Specialty Retail — 4.5%
Aaron's, Inc.	19,040	546,067
Aeropostale, Inc.(a)*	20,169	274,298
America's Car-Mart, Inc.*	2,516	117,598
Ann, Inc.*	12,800	371,456
Asbury Automotive Group, Inc.*	9,700	355,893
Barnes & Noble, Inc.(a)*	14,343	235,942
Bebe Stores, Inc.(a)	22,995	95,889
Big 5 Sporting Goods Corp.(a)	4,086	63,783
Body Central Corp.*	2,461	23,133
Books-A-Million, Inc.(a)*	3,928	11,156
Boyds Collection Ltd.(a) (b)*	10,600	—
Brown Shoe Co., Inc.	9,937	158,992
Buckle, Inc. (The)(a)	11,975	558,634
Cabela's, Inc.(a)*	10,926	664,082
Cache, Inc.(a)*	3,300	13,926
Cato Corp. (The), Class A	7,100	171,394
Chico's FAS, Inc.	7,212	121,162
Children's Place Retail Stores, Inc. (The)*	6,000	268,920
Citi Trends, Inc.*	3,000	30,690
Coldwater Creek, Inc.(a)*	840	2,654
Conn's, Inc.(a)*	7,199	258,444
Destination Maternity Corp.	2,800	65,520
Destination XL Group, Inc.*	8,925	45,428
Express, Inc.*	21,004	374,081
Finish Line Inc. (The), Class A(a)	12,124	237,509
Genesco, Inc.*	5,569	334,641
Group 1 Automotive, Inc.(a)	4,900	294,343
Guess?, Inc.(a)	8,005	198,764
Haverty Furniture Cos., Inc.	4,500	92,520
hhgregg, Inc.(a)*	9,379	103,638
Hibbett Sports, Inc.(a)*	6,450	362,942
Hot Topic, Inc.(a)	9,875	137,065
Jos. A. Bank Clothiers, Inc.(a)*	6,612	263,819
Kirkland's, Inc.*	5,977	68,497
Lithia Motors, Inc., Class A	4,855	230,515
Lumber Liquidators Holdings, Inc.(a)*	4,973	349,204
MarineMax, Inc.*	5,699	77,449
Men's Wearhouse, Inc. (The)	12,801	427,810
Monro Muffler Brake, Inc.(a)	7,750	307,753
New York & Co., Inc.*	22,433	91,751
Office Depot, Inc.(a)*	71,041	279,191
OfficeMax, Inc.	11,316	131,379
Pacific Sunwear of California, Inc.(a)*	4,122	8,615

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Penske Auto Group, Inc.(a)	20,300	$677,208
PEP Boys-Manny Moe & Jack (The)*	11,700	137,943
Perfumania Holdings, Inc.(a)*	1,156	6,659
Pier 1 Imports, Inc.(a)	32,366	744,418
RadioShack Corp.(a)	20,906	70,244
Rent-A-Center, Inc.(a)	13,202	487,682
Rue21, Inc.(a)*	5,056	148,596
Select Comfort Corp.*	13,569	268,259
Shoe Carnival, Inc.	3,360	68,678
Sonic Automotive, Inc., Class A	10,127	224,414
Sport Chalet, Inc.*	800	1,040
Stage Stores, Inc.	8,600	222,568
Stein Mart, Inc.	11,157	93,496
Systemax, Inc.	7,400	73,260
Tandy Leather Factory, Inc.(a)*	2,200	15,620
Tile Shop Holdings, Inc.*	2,330	48,953
Trans World Entertainment(a)	5,400	20,898
Vitamin Shoppe, Inc.*	5,222	255,095
West Marine, Inc.*	4,005	45,777
Wet Seal, Inc. (The)*	20,875	63,043
Winmark Corp.(a)	1,162	73,194
Zale Corp.(a)*	6,123	24,063
Zumiez, Inc.(a)*	6,000	137,400
		12,735,055
Textiles, Apparel & Luxury Goods — 1.5%
Cherokee, Inc.	1,700	23,290
Columbia Sportswear Co.(a)	8,700	503,556
CROCS, Inc.*	22,600	334,932
Culp, Inc.	2,400	38,184
Deckers Outdoor Corp.*	2,909	162,002
Delta Apparel, Inc.(a)*	1,153	18,990
Fifth & Pacific Cos., Inc.*	11,714	221,160
G-III Apparel Group Ltd.*	4,639	186,070
Iconix Brand Group, Inc.(a)*	16,998	439,738
Jones Group, Inc. (The)(a)	19,161	243,728
Lakeland Industries, Inc.(a)*	440	1,571
Maidenform Brands, Inc.*	5,100	89,403
Movado Group, Inc.	4,000	134,080
Oxford Industries, Inc.(a)	4,374	232,260
Perry Ellis International, Inc.	3,333	60,627
Quiksilver, Inc.(a)*	32,012	194,313
R.G. Barry Corp.	1,900	25,441
Rocky Brands, Inc.*	1,000	13,610
Skechers U.S.A., Inc., Class A*	8,898	188,193
Steven Madden Ltd.*	10,371	447,405
Superior Uniform Group, Inc.(a)	1,100	13,145
True Religion Apparel, Inc.	5,400	140,994
Unifi, Inc.*	4,533	86,580
Vera Bradley, Inc.(a)*	5,440	128,547
Wolverine World Wide, Inc.(a)	11,000	488,070
		4,415,889
Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.	21,700	213,962
Bank Mutual Corp.	8,663	47,906
BankFinancial Corp.	4,900	39,641
Beneficial Mutual Bancorp, Inc.*	17,310	178,293
Berkshire Hills Bancorp, Inc.	4,639	118,480
BofI Holding, Inc.(a)*	3,191	114,493
Brookline Bancorp, Inc.	19,118	174,739
Cape Bancorp, Inc.	236	2,162
Capitol Federal Financial, Inc.	41,921	505,986
CFS Bancorp, Inc.	1,800	14,238
Charter Financial Corp.	2,028	25,938
Citizens Community Bancorp, Inc.*	400	2,792
Clifton Savings Bancorp, Inc.	4,173	51,996
Dime Community Bancshares, Inc.	10,050	144,318
Doral Financial Corp.*	6,300	4,440
ESB Financial Corp.	696	9,528
ESSA Bancorp, Inc.	1,900	20,596
Federal Agricultural Mortgage Corp., Class C	1,400	43,106
First Defiance Financial Corp.	1,100	25,652
First Federal Bancshares of Arkansas, Inc.*	1,754	17,540
First Federal of Northern Michigan Bancorp, Inc.(a)*	300	1,342
First Financial Holdings, Inc.	2,800	58,688
First Financial Northwest, Inc.*	2,239	17,487
First Pactrust Bancorp, Inc.(a)	1,673	19,072
Flagstar Bancorp, Inc.*	5,202	72,464
Flushing Financial Corp.	7,140	120,952
Fox Chase Bancorp, Inc.	3,230	54,555
Hampden Bancorp, Inc.	300	4,623
HF Financial Corp.	110	1,508
Hingham Institution for Savings(a)	213	14,846
Home Bancorp, Inc.*	994	18,498
Home Federal Bancorp, Inc.	4,062	51,994
HopFed Bancorp, Inc.	415	4,457
Kearny Financial Corp.(a)	17,221	175,654
Meridian Interstate Bancorp, Inc.*	3,210	60,187
MGIC Investment Corp.*	44,075	218,171
New Hampshire Thrift Bancshares, Inc.(a)	200	2,620
Northeast Community Bancorp, Inc.	2,200	11,990
Northfield Bancorp, Inc.	11,444	130,004
Northwest Bancshares, Inc.	27,000	342,630
OceanFirst Financial Corp.	3,912	56,411
Ocwen Financial Corp.*	13,072	495,690
Oritani Financial Corp.	12,152	188,234
Provident Financial Holdings, Inc.	2,380	40,484
Provident Financial Services, Inc.	14,515	221,644
Provident New York Bancorp	10,000	90,700
Pulaski Financial Corp.	2,040	21,563
Radian Group, Inc.(a)	27,036	289,556
Rockville Financial, Inc.	7,084	91,809
Roma Financial Corp.(a)	4,854	77,955
SI Financial Group, Inc.	2,065	24,966
Simplicity Bancorp, Inc.	2,068	31,082
Territorial Bancorp, Inc.	2,302	54,742
Timberland Bancorp, Inc.	2,600	21,320
Tree.com, Inc.	900	16,641
Trustco Bank Corp. NY(a)	17,234	96,166
United Financial Bancorp, Inc.	4,912	74,662
ViewPoint Financial Group, Inc.	8,008	161,041
Walker & Dunlop, Inc.*	2,989	53,712
Washington Federal, Inc.	23,270	407,225
Waterstone Financial, Inc.(a)*	6,900	57,063
Westfield Financial, Inc.	5,000	38,900
WSFS Financial Corp.	1,002	48,737
		5,797,851
Tobacco — 0.2%
Alliance One International, Inc.(a)*	20,000	77,800
Universal Corp.(a)	5,600	313,824
Vector Group Ltd.	3,494	56,323
		447,947
Trading Companies & Distributors — 1.3%
Aceto Corp.	7,018	77,689
Aircastle Ltd.	15,000	205,200
Applied Industrial Technologies, Inc.	9,834	442,530
Beacon Roofing Supply, Inc.(a)*	11,700	452,322

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
BlueLinx Holdings, Inc.*	19,332	$55,096
CAI International, Inc.*	4,585	132,140
DXP Enterprises, Inc.*	2,600	194,220
GATX Corp.	10,233	531,809
H&E Equipment Services, Inc.	8,700	177,480
Houston Wire & Cable Co.	5,746	74,411
Kaman Corp., Class A	5,778	204,946
Lawson Products, Inc.	1,575	27,689
Rush Enterprises, Inc., Class A*	6,000	144,720
SeaCube Container Leasing Ltd.	2,665	61,188
TAL International Group, Inc.(a)	7,400	335,294
Textainer Group Holdings Ltd.(a)	10,100	399,455
Titan Machinery, Inc.(a)*	3,710	102,952
Watsco, Inc.(a)	1,468	123,576
Willis Lease Finance Corp.*	900	13,608
		3,756,325
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.(a)*	2,781	40,936
Water Utilities — 0.2%
American States Water Co.	3,550	204,373
Artesian Resources Corp., Class A	1,300	29,211
California Water Service Group	8,600	171,140
Connecticut Water Service, Inc.(a)	1,900	55,537
Consolidated Water Co., Ltd.(a)	2,195	21,731
Middlesex Water Co.(a)	2,337	45,618
SJW Corp.(a)	4,400	116,600
York Water Co.(a)	1,271	23,895
		668,105
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*	532	2,937
Leap Wireless International, Inc.(a)*	17,252	101,614
Shenandoah Telecommunications Co.	4,552	69,327
USA Mobility, Inc.	4,000	53,080
		226,958
TOTAL COMMON STOCKS
(Identified Cost $222,413,462)		286,003,018

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b)*	335	—
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79	—
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $85,661)		—

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	81	81
		82
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $82)		82

COLLATERAL FOR SECURITIES ON LOAN — 27.1%
State Street Navigator Securities Lending Prime Portfolio	77,635,395	77,635,395
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $77,635,395)

Total Investments — 127.0%
(Identified Cost $300,134,600)#		363,638,495
Liabilities, Less Cash and Other Assets — (27.0%)		(77,302,934)

Net Assets — 100.0%		$286,335,561

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2013, the market value of the securities on loan was $76,000,285.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $300,134,600. Net unrealized appreciation aggregated $63,503,895 of which $88,503,083 related to appreciated investment securities and $24,999,188 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

March 31, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Industrials	18.4%
Financials	18.0%
Consumer Discretionary	17.8%
Information Technology	17.3%
Health Care	9.9%
Materials	5.6%
Energy	5.3%
Consumer Staples	4.4%
Utilities	2.8%
Telecommunication Services	0.5%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.9%
Australia — 5.8%
Alumina Ltd.*	256,850	$296,836
Asciano Ltd.	137,297	799,073
Bank of Queensland Ltd.	90,675	911,021
Beach Energy Ltd.	1,825	2,679
Bendigo and Adelaide Bank Ltd.(a)	81,165	867,866
BlueScope Steel Ltd.(a)*	40,702	212,308
Boral Ltd.	149,993	766,771
Caltex Australia Ltd.	54,126	1,203,143
Downer EDI Ltd.	14,976	77,338
Echo Entertainment Group Ltd.	139,940	507,031
Fairfax Media Ltd.(a)	358,477	235,134
GrainCorp Ltd.	28,186	342,760
Harvey Norman Holdings Ltd.(a)	42,022	119,441
Incitec Pivot Ltd.	278,323	895,408
Lend Lease Group	55,513	589,533
Macquarie Group Ltd.	56,310	2,178,000
Newcrest Mining Ltd.	20,014	417,794
Origin Energy Ltd.	221,281	3,059,537
OZ Minerals Ltd.(a)	32,061	177,917
Primary Health Care Ltd.	48,970	252,886
Qantas Airways Ltd.*	197,873	367,738
QBE Insurance Group Ltd.	2,965	41,705
Santos Ltd.	148,428	1,920,881
Seven Group Holdings Ltd.	5,495	56,639
Sims Metal Management Ltd.	38,790	405,074
Suncorp Group Ltd.	231,878	2,853,583
TABCORP Holdings Ltd.	120,355	404,744
Tatts Group Ltd.	193,713	639,339
Toll Holdings Ltd.	95,693	590,811
Treasury Wine Estates Ltd.	11,533	68,323
Wesfarmers Ltd.	207,637	8,690,490
		29,951,803
Austria — 0.2%
Erste Group Bank AG*	28,689	799,121
Raiffeisen Bank International AG	8,878	301,748
		1,100,869
Belgium — 1.4%
Ageas	40,071	1,355,266
Belgacom SA	918	22,823
Delhaize Group SA	18,053	984,776
KBC Groep NV	32,761	1,128,398
S.A. D'ieteren SA	2,077	94,915
Solvay SA	13,524	1,831,522
UCB SA	31,369	2,002,477
		7,420,177
Canada — 11.2%
Aimia, Inc.	22,400	339,578
Astral Media, Inc., Class A	9,729	469,666
AuRico Gold, Inc.(a)*	5,525	34,808
Barrick Gold Corp.	95,697	2,813,492
Cameco Corp.(a)	9,592	199,044
Canadian Natural Resources Ltd.(a)	121,797	3,905,034
Canadian Natural Resources Ltd.(a)	63,524	2,041,026
Canadian Tire Corp. Ltd., Class A	18,300	1,320,641
Crescent Point Energy Corp.(a)	8,984	339,161
Empire Co., Ltd., Class A	7,800	507,919
Enerplus Corp.(a)	32,342	472,467
Ensign Energy Services, Inc.	16,271	277,417
Fairfax Financial Holdings Ltd.	3,000	1,171,413
Genworth MI Canada, Inc.(a)	3,100	76,230
George Weston Ltd.	7,700	572,507
Goldcorp, Inc.	55,056	1,851,533
Goldcorp, Inc.	63,211	2,126,842
HudBay Minerals, Inc.	800	7,694
Husky Energy, Inc.(a)	62,150	1,784,017
IAMGOLD Corp.	19,359	139,687
Industrial Alliance Insurance & Financial Services, Inc.	18,285	672,469
Inmet Mining Corp.	9,029	601,282
Kinross Gold Corp.	203,700	1,612,195
Loblaw Cos., Ltd.	14,700	618,475
Lundin Mining Corp.*	58,141	254,118
Magna International, Inc.	50,224	2,952,084
Manulife Financial Corp.	324,499	4,778,762
Pan American Silver Corp.	6,906	113,531
Pan American Silver Corp.(a)	8,150	133,497
Pengrowth Energy Corp.(a)	40,758	207,832
Penn West Petroleum Ltd.(a)	59,651	641,225
PetroBakken Energy Ltd.(a)	7,732	67,208
Precision Drilling Corp.(a)	40,259	372,134
Progressive Waste Solutions Ltd.(a)	7,491	158,617
Quebecor, Inc., Class B	3,525	149,384
Research In Motion Ltd.(a)*	35,700	530,308
Sun Life Financial, Inc.	125,037	3,411,946
Suncor Energy, Inc.	259,369	7,772,006
Suncor Energy, Inc.	16,633	499,156
Talisman Energy, Inc.	166,377	2,034,161
Teck Resources Ltd., Class B	104,620	2,945,447
Thomson Reuters Corp.(a)	106,534	3,456,574
TransAlta Corp.(a)	32,569	476,103
Uranium One, Inc.*	43,004	118,532
Yamana Gold, Inc.	154,108	2,374,160
		57,401,382
Denmark — 1.7%
A P Moller - Maersk A/S, Class A	58	433,574
A P Moller - Maersk A/S, Class B	273	2,130,906
Carlsberg A/S, Class B	21,154	2,058,518
Danske Bank A/S*	157,972	2,824,614
FLSmidth & Co. A/S(a)	4,386	265,510
H Lundbeck A/S	6,315	116,281
Jyske Bank A/S*	9,528	324,349
Rockwool International A/S, B Shares	570	69,530
TDC A/S	52,152	400,707
		8,623,989
Finland — 0.6%
Kesko Oyj, B Shares	6,878	214,860
Neste Oil Oyj(a)	18,872	266,102
Stora Enso Oyj, R Shares	133,259	860,069
UPM-Kymmene Oyj	153,593	1,713,869
		3,054,900
France — 9.6%
Arkema SA	768	69,867
AXA SA	250,038	4,298,058
BNP Paribas SA	95,199	4,886,118
Bollore SA	1,451	557,990
Bouygues SA	21,751	589,973
Cap Gemini SA	21,722	988,475
Casino Guichard Perrachon SA	9,523	1,000,735
Cie de Saint-Gobain	77,815	2,884,690
Cie Generale de Geophysique-Veritas*	10,208	229,906
Cie Generale de Geophysique-Veritas, ADR	9,901	222,772
Cie Generale des Etablissements Michelin	25,588	2,140,200
Ciments Francais SA	2,122	121,044
CNP Assurances	23,137	317,491
Credit Agricole SA*	186,204	1,533,795
EDF SA(a)	32,593	625,019
Eiffage SA	241	10,198
France Telecom SA	358,763	3,628,458

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
GDF Suez	280,884	$5,407,972
Lafarge SA	38,431	2,553,291
Lagardere SCA	29,198	1,075,104
Natixis	161,411	612,852
Peugeot SA(a)*	25,314	183,335
Renault SA	35,128	2,200,785
Rexel SA	14,433	314,979
SCOR SE	13,363	383,698
Societe Generale SA*	137,779	4,526,569
STMicroelectronics NV	228,137	1,754,625
Vallourec SA	3,013	144,833
Vivendi SA	298,408	6,164,222
		49,427,054
Germany — 7.7%
Allianz SE	15,596	2,118,125
Bayerische Motoren Werke AG	33,555	2,895,172
Celesio AG	6,399	120,167
Commerzbank AG(a)*	486,695	714,332
Daimler AG	153,469	8,349,965
Deutsche Bank AG	77,883	3,036,463
Deutsche Bank AG(a)	72,307	2,828,650
Deutsche Lufthansa AG	50,963	995,256
Deutsche Post AG	3,917	90,253
Deutsche Telekom AG	321,442	3,397,687
E.On AG	301,790	5,268,894
Fraport AG Frankfurt Airport Services Worldwide(a)	1,171	65,633
HeidelbergCement AG	18,376	1,320,510
Hochtief AG*	607	39,480
Metro AG	4,645	132,064
Muenchener Rueckversicherungs AG	26,671	4,988,065
RWE AG	52,911	1,971,983
Salzgitter AG	4,020	161,367
ThyssenKrupp AG*	7,009	142,539
Volkswagen AG	4,362	820,543
Wacker Chemie AG(a)	1,434	102,625
		39,559,773
Greece — 0.1%
Hellenic Petroleum SA	26,868	257,961
National Bank of Greece SA*	11,245	9,557
		267,518
Hong Kong — 1.9%
Cathay Pacific Airways Ltd.	103,000	176,210
Cheung Kong Holdings Ltd.	24,000	354,317
Foxconn International Holdings Ltd.*	240,000	89,661
Henderson Land Development Co., Ltd.	192,057	1,312,536
Hongkong & Shanghai Hotels Ltd. (The)	68,495	117,356
Hopewell Holdings Ltd.	81,000	328,694
Hutchison Whampoa Ltd.	272,000	2,836,491
Kerry Properties Ltd.	32,000	142,427
New World Development Co., Ltd.	766,862	1,300,076
Noble Group Ltd.	145,000	142,036
Orient Overseas International Ltd.	35,000	236,713
Tsim Sha Tsui Properties	59,621	146,546
Wharf Holdings Ltd.	169,000	1,509,832
Wheelock & Co., Ltd.	233,000	1,248,662
		9,941,557
Ireland — 0.1%
Bank of Ireland*	876,376	173,001
CRH PLC, ADR(a)	12,757	281,802
		454,803
Israel — 0.4%
Bank Hapoalim B.M.*	113,462	514,056
Bank Leumi Le-Israel*	172,350	607,439
Elbit Systems Ltd.	72	3,040
Israel Chemicals Ltd.	32,322	417,637
Israel Discount Bank Ltd., Series A*	138,247	236,402
NICE Systems Ltd.*	4,358	160,505
Strauss Group Ltd.	1	14
		1,939,093
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA(a)*	1,272,909	301,861
Banco Popolare Scarl*	36,181	45,613
Fiat SpA*	123,198	655,374
Finmeccanica SpA*	61,153	293,959
Parmalat SpA	20,207	51,546
Telecom Italia SpA	1,864,713	1,317,046
UniCredit SpA*	827,731	3,533,222
Unione di Banche Italiane SCPA	127,537	469,851
		6,668,472
Japan — 19.5%
77 Bank Ltd. (The)	60,000	323,153
Aeon Co., Ltd.(a)	106,700	1,378,310
Alfresa Holdings Corp.(a)	3,400	184,565
Amada Co., Ltd.	51,000	336,442
Asahi Glass Co., Ltd.	155,000	1,071,918
Asahi Kasei Corp.(a)	172,000	1,156,594
Asatsu-DK, Inc.	1,100	30,662
Bank of Kyoto Ltd. (The)(a)	45,000	439,316
Bank of Yokohama Ltd. (The)(a)	173,000	999,756
Canon Marketing Japan, Inc.	8,000	118,383
Chiba Bank Ltd. (The)	107,000	768,386
Chugoku Bank Ltd. (The)(a)	24,000	387,019
Citizen Holdings Co., Ltd.(a)	64,400	327,695
Coca-Cola West Co., Ltd.	7,200	125,284
COMSYS Holdings Corp.(a)	9,000	108,992
Cosmo Oil Co., Ltd.(a)*	111,000	233,473
Dai Nippon Printing Co., Ltd.(a)	119,000	1,131,407
Daicel Corp.	45,000	350,401
Daido Steel Co., Ltd.(a)	25,000	132,522
Daishi Bank Ltd. (The)	40,000	164,445
Denki Kagaku Kogyo KK	34,000	122,080
Fuji Media Holdings, Inc.	84	145,451
FUJIFILM Holdings Corp.(a)	113,700	2,239,335
Fujikura Ltd.(a)	65,000	205,078
Fujitsu Ltd.(a)	253,000	1,050,863
Fukuoka Financial Group, Inc.	153,000	763,903
Fukuyama Transporting Co., Ltd.	1,000	5,715
Furukawa Electric Co., Ltd.(a)	52,000	114,346
Glory Ltd.	7,800	186,600
Gunma Bank Ltd. (The)(a)	55,000	327,190
H2O Retailing Corp.(a)	9,000	96,277
Hachijuni Bank Ltd. (The)	68,000	405,248
Hakuhodo DY Holdings, Inc.(a)	1,420	108,912
Higo Bank Ltd. (The)	29,000	187,305
Hiroshima Bank Ltd. (The)(a)	21,000	101,280
Hitachi Capital Corp.	3,800	83,076
Hitachi Chemical Co., Ltd.(a)	5,600	85,307
Hitachi High-Technologies Corp.	5,800	120,886
Hitachi Transport System Ltd.(a)	1,000	15,796
Hokkoku Bank Ltd. (The)(a)	38,000	160,259
Hokuhoku Financial Group, Inc.	172,000	348,988
House Foods Corp.(a)	8,700	151,015
Hyakujushi Bank Ltd. (The)	35,000	146,492
Ibiden Co., Ltd.(a)	11,300	175,979
Idemitsu Kosan Co., Ltd.(a)	7,300	633,569

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Inpex Corp.	341	$1,825,718
Isetan Mitsukoshi Holdings Ltd.	57,300	824,789
ITOCHU Corp.	12,400	151,353
Iyo Bank Ltd. (The)(a)	45,000	416,370
J Front Retailing Co., Ltd.	94,000	730,950
JFE Holdings, Inc.(a)	74,000	1,418,920
Joyo Bank Ltd. (The)(a)	91,000	505,582
JTEKT Corp.	23,200	218,112
Juroku Bank Ltd. (The)	33,000	138,471
JX Holdings, Inc.	446,500	2,499,660
K's Holdings Corp.(a)	3,900	124,704
Kagoshima Bank Ltd. (The)(a)	22,000	155,415
Kajima Corp.(a)	41,000	111,064
Kamigumi Co., Ltd.(a)	32,000	293,366
Kaneka Corp.	55,000	316,673
Kawasaki Kisen Kaisha Ltd.(a)*	108,000	229,458
Keiyo Bank (The)	24,000	137,420
Kewpie Corp.	1,500	21,384
Kinden Corp.	34,000	222,489
Kobe Steel Ltd.(a)*	194,000	226,696
Konica Minolta, Inc.(a)	70,000	509,375
Kurita Water Industries Ltd.(a)	3,100	68,596
Kyocera Corp.	17,700	1,615,159
Kyowa Hakko Kirin Co., Ltd.	37,000	418,208
Lintec Corp.	2,100	39,932
LIXIL Group Corp.(a)	11,900	236,647
Marui Group Co., Ltd.(a)	55,700	575,727
Medipal Holdings Corp.	19,700	275,614
MEIJI Holdings Co., Ltd.(a)	8,500	388,724
Mitsubishi Chemical Holdings Corp.(a)	206,500	978,371
Mitsubishi Corp.(a)	221,900	4,148,765
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	408,350
Mitsubishi Heavy Industries Ltd.	81,000	466,373
Mitsubishi Materials Corp.	181,000	509,534
Mitsubishi Tanabe Pharma Corp.(a)	30,900	472,683
Mitsubishi UFJ Financial Group, Inc.(a)	1,137,000	6,812,216
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,031,340	6,188,040
Mitsui & Co., Ltd.(a)	181,600	2,542,612
Mitsui & Co., Ltd., ADR(a)	2,885	804,915
Mitsui Chemicals, Inc.(a)	126,000	273,055
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	79,460
Mitsui Mining & Smelting Co., Ltd.	39,000	89,903
Mitsui OSK Lines Ltd.(a)*	172,000	564,593
Nagase & Co., Ltd.(a)	24,000	296,255
Nanto Bank Ltd. (The)	1,000	4,780
NEC Corp.(a)	376,000	998,566
Nippo Corp.	8,000	98,497
Nippon Electric Glass Co., Ltd.(a)	54,000	267,892
Nippon Express Co., Ltd.(a)	132,000	631,009
Nippon Meat Packers, Inc.(a)	25,067	403,959
Nippon Paper Group, Inc.(a)*	14,200	216,617
Nippon Sheet Glass Co., Ltd.*	16,000	17,677
Nippon Shokubai Co., Ltd.(a)	18,000	158,135
Nippon Steel Sumitomo Metal Corp.(a)	787,275	1,990,455
Nippon Television Holdings, Inc.	10,300	152,309
Nippon Yusen KK(a)	228,000	583,715
Nishi-Nippon City Bank Ltd. (The)	89,000	274,181
Nisshin Seifun Group, Inc.(a)	30,000	395,177
Nisshin Steel Holdings Co., Ltd.	15,999	125,939
Nisshinbo Holdings, Inc.	23,000	159,547
NOK Corp.(a)	8,800	126,482
Nomura Holdings, Inc.	156,700	965,486
North Pacific Bank Ltd.(a)	32,000	107,760
NTN Corp.(a)	32,000	85,324
NTT DOCOMO, Inc.(a)	149	220,964
Obayashi Corp.(a)	99,000	472,205
Oji Holdings Corp.(a)	88,000	329,059
Onward Holdings Co., Ltd.	28,000	251,044
Panasonic Corp., ADR(a)*	91,761	672,608
Rengo Co., Ltd.(a)	18,000	91,783
Ricoh Co., Ltd.(a)	127,000	1,373,411
Rohm Co., Ltd.(a)	14,400	497,923
San-In Godo Bank Ltd. (The)	22,000	189,069
Sankyo Co., Ltd.(a)	5,300	247,729
SBI Holdings, Inc.(a)	32,700	288,320
Seiko Epson Corp.(a)	28,000	270,675
Seino Holdings Co., Ltd.	23,000	198,885
Sekisui House Ltd.	94,000	1,273,171
Shiga Bank Ltd. (The)(a)	30,000	206,193
Shimadzu Corp.(a)	12,000	85,027
Shimizu Corp.(a)	90,000	294,471
Shinsei Bank Ltd.(a)	193,000	440,803
Shizuoka Bank Ltd. (The)	72,000	809,986
Showa Denko KK(a)	165,000	247,145
Showa Shell Sekiyu KK	29,700	209,810
SKY Perfect JSAT Holdings, Inc.	167	78,856
Sohgo Security Services Co., Ltd.	7,900	115,477
Sojitz Corp.(a)	149,700	233,770
Sony Corp., ADR(a)	212,565	3,698,631
Sumitomo Bakelite Co., Ltd.	36,000	150,677
Sumitomo Chemical Co., Ltd.(a)	160,000	499,708
Sumitomo Corp.(a)	218,000	2,739,619
Sumitomo Electric Industries Ltd.	144,800	1,767,411
Sumitomo Forestry Co., Ltd.	28,200	312,152
Sumitomo Heavy Industries Ltd.(a)	59,000	232,528
Sumitomo Metal Mining Co., Ltd.	39,000	550,189
Sumitomo Mitsui Financial Group, Inc.	119,600	4,878,780
Sumitomo Mitsui Trust Holdings, Inc.(a)	293,000	1,385,085
Suzuken Co., Ltd.	11,400	412,355
Taisei Corp.(a)	181,000	501,843
Takashimaya Co., Ltd.	45,000	444,574
TDK Corp.(a)	18,600	649,078
Teijin Ltd.(a)	100,000	230,520
TOKAI RIKA Co., Ltd.	5,900	109,495
Tokyo Broadcasting System Holdings, Inc.	6,900	106,284
Toppan Printing Co., Ltd.(a)	160,000	1,148,988
Tosoh Corp.(a)	49,000	139,502
Toyo Seikan Group Holdings Ltd.	42,200	580,090
Toyobo Co., Ltd.(a)	39,000	66,288
Toyota Motor Corp., ADR(a)	28,652	2,940,841
Toyota Tsusho Corp.(a)	24,200	616,472
Ube Industries Ltd.(a)	19,000	37,340
UNY Group Holdings Co., Ltd.	39,000	302,852
Ushio, Inc.(a)	7,000	71,312
Wacoal Holdings Corp.(a)	14,000	151,400
Yamada Denki Co., Ltd.(a)	9,950	454,507
Yamaguchi Financial Group, Inc.	51,000	507,643
Yamaha Corp.	32,700	316,805
Yamato Kogyo Co., Ltd.(a)	2,000	54,539
Yamazaki Baking Co., Ltd.(a)	9,000	118,553
		100,119,326
Netherlands — 2.8%
Aegon NV	232,384	1,397,363
Akzo Nobel NV	46,751	2,967,625
ArcelorMittal	149,597	1,927,198
ArcelorMittal-NY Registered(a)	29,788	388,138
ING Groep NV*	387,132	2,747,711

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
Koninklijke DSM NV	31,703	$1,845,395
Koninklijke Philips Electronics NV	106,995	3,166,145
TNT Express NV	624	4,574
		14,444,149
New Zealand — 0.1%
Contact Energy Ltd.	113,218	539,958
Norway — 0.9%
Aker ASA, Series A	481	18,035
Cermaq ASA	66	1,048
DnB ASA	105,010	1,539,889
Norsk Hydro ASA	262,901	1,136,091
Orkla ASA	85,495	683,579
Statoil ASA	8,118	196,253
Stolt-Nielsen Ltd.	167	3,331
Storebrand ASA*	70,912	275,234
Subsea 7 SA(a)	24,977	583,720
Veripos, Inc.*	2,343	8,825
		4,446,005
Portugal — 0.1%
Banco Espirito Santo SA*	414,564	424,596
Singapore — 1.1%
CapitaLand Ltd.	742,000	2,111,710
Golden Agri-Resources Ltd.(a)	1,296,000	606,023
Indofood Agri Resources Ltd.(a)	31,000	30,866
Keppel Land Ltd.(a)	134,000	425,654
Neptune Orient Lines Ltd.(a)*	150,749	144,022
Olam International Ltd.(a)	36,000	49,921
Overseas Union Enterprise Ltd.	64,000	158,407
Singapore Airlines Ltd.(a)	165,340	1,448,983
United Industrial Corp. Ltd.	151,000	371,307
Venture Corp. Ltd.	10,000	69,819
Wilmar International Ltd.(a)	82,000	228,081
		5,644,793
Spain — 1.4%
Acciona SA	8,329	454,073
Banco de Sabadell SA(a)*	320,979	589,192
Banco Espanol de Credito SA(a)*	13,917	57,800
Banco Popular Espanol SA*	1,196,156	886,244
Banco Santander SA	476,007	3,198,511
Bankinter SA	6,575	31,791
CaixaBank(a)	136,821	463,014
EDP Renovaveis SA*	18,086	87,402
Iberdrola SA	147,461	686,721
International Consolidated Airlines Group SA*	183,620	706,431
Repsol SA	11,655	236,798
		7,397,977
Sweden — 3.3%
Boliden AB	38,387	617,934
Holmen AB, B Shares	18,717	556,637
Meda AB, A Shares	17,381	206,042
Nordea Bank AB	353,398	4,002,236
SSAB AB, A Shares(a)	40,570	309,168
SSAB AB, B Shares	279,497	2,807,172
SSAB Svenskt Stal AB, Series B	17,977	118,016
Svenska Cellulosa AB, Series A	922	23,713
Svenska Cellulosa AB, Series B	98,734	2,545,413
Swedbank AB, A Shares	65,207	1,482,944
Telefonaktiebolaget LM Ericsson	320,913	3,998,762
Telefonaktiebolaget LM Ericsson, A Shares	698	8,510
		16,676,547
Switzerland — 7.0%
Adecco SA*	32,604	1,785,956
Alpiq Holding AG*	161	19,504
Aryzta AG*	8,626	509,309
Baloise Holding AG	9,842	921,683
Clariant AG*	18,038	250,818
Credit Suisse Group AG*	203,206	5,332,204
Givaudan SA*	1,357	1,666,767
Holcim Ltd.*	63,904	5,092,529
Lonza Group AG*	5,819	377,595
Novartis AG	796	56,558
Sulzer AG	1,644	280,898
Swiss Life Holding AG*	5,342	791,762
Swiss Re AG	89,565	7,283,702
UBS AG*	420,183	6,440,180
UBS AG*	8,941	137,602
Zurich Insurance Group AG*	17,402	4,843,156
		35,790,223
United Kingdom — 20.7%
Anglo American PLC	67,895	1,745,519
Aviva PLC	469,650	2,113,712
Barclays PLC	1,498,087	6,627,354
Barclays PLC, ADR	142,541	2,531,528
BP PLC, ADR	463,725	19,638,754
Carnival PLC(a)	29,821	1,044,630
Carnival PLC, ADR	13,345	467,183
Eurasian Natural Resources Corp. PLC	6,258	23,401
Evraz PLC(a)	1,926	6,497
HSBC Holdings PLC	180,214	1,923,628
HSBC Holdings PLC, ADR	190,084	10,139,081
Investec PLC	75,983	529,926
J Sainsbury PLC	287,118	1,651,249
Kazakhmys PLC(a)	42,677	254,454
Kingfisher PLC	691,184	3,022,531
Lloyds Banking Group PLC*	5,928,406	4,385,954
Lloyds Banking Group PLC, ADR*	68,065	204,195
Mondi PLC	36,769	499,466
Old Mutual PLC	628,224	1,934,883
Pearson PLC, ADR	29,859	537,163
Resolution Ltd.	212,339	879,190
Rexam PLC	50,410	404,041
Royal Bank of Scotland Group PLC*	230,284	963,988
Royal Bank of Scotland Group PLC, ADR*	34,440	290,329
Royal Dutch Shell PLC, A Shares	4,808	155,534
Royal Dutch Shell PLC, ADR(a)	227,594	15,207,831
RSA Insurance Group PLC	40,593	71,794
Vedanta Resources PLC(a)	2,183	33,336
Vodafone Group PLC	13,561	385,268
Vodafone Group PLC, ADR	7,062,161	20,023,297
WM Morrison Supermarkets PLC	429,973	1,804,476
WPP PLC	20,079	320,040
Xstrata PLC	407,470	6,612,310
		106,432,542
TOTAL COMMON STOCKS
(Identified Cost $471,697,240)		507,727,506

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,731	199,612
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		199,612

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
United States (Continued)
SSgA Money Market Fund	825,127	$825,127
		825,128
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $825,128)		825,128

COLLATERAL FOR SECURITIES ON LOAN — 15.3%
Short-Term — 15.3%
State Street Navigator Securities Lending Prime Portfolio	78,699,081	78,699,081
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $78,699,081)		78,699,081

Total Investments — 114.4%
(Identified Cost $551,390,658)#		587,451,327
Liabilities, Less Cash and Other Assets — (14.4%)		(74,090,846)

Net Assets — 100.0%		$513,360,481

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2013, the market value of the securities on loan was $76,204,288.
#

At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $551,390,658. Net unrealized appreciation aggregated $36,060,669 of which $85,610,829 related to appreciated investment securities and $49,550,160 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings March 31, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.8%
Oil, Gas & Consumable Fuels	13.2%
Insurance	9.1%
Metals & Mining	6.8%
Capital Markets	4.2%
Wireless Telecommunication Services	4.0%
Automobiles	3.6%
Food & Staples Retailing	3.5%
Chemicals	3.0%
Diversified Telecommunication Services	2.9%

SA International Value Fund

March 31, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
United Kingdom	20.9%
Japan	19.7%
Canada	11.3%
France	9.7%
Germany	7.8%
Switzerland	7.0%
Australia	5.9%
Sweden	3.3%
Netherlands	2.8%
Other	11.6%
100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio 13,763,320	13,763,320	$232,875,377
TOTAL MUTUAL FUNDS
(Identified Cost $144,161,541)		232,875,377

Total Investments — 99.9%
(Identified Cost $144,161,541)#		232,875,377
Cash and Other Assets, Less Liabilities — 0.1%		141,917

Net Assets — 100.0%		$233,017,294
†	See Note 1.
#	At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $144,161,541. Net unrealized appreciation aggregated $88,713,836, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.8%
Brazil — 6.8%
Banco do Brasil SA	2,100	$28,527
Banco Santander Brasil SA	19,400	140,262
Banco Santander Brasil SA, ADR	121,640	883,106
BM&FBOVESPA SA	168,604	1,138,072
Fibria Celulose SA, ADR*	36,899	445,371
Gerdau SA	11,300	77,896
Gerdau SA, ADR	109,250	842,317
Hypermarcas SA*	15,400	121,097
JBS SA*	148,229	498,804
Magnesita Refratarios SA	7,500	26,723
Marfrig Alimentos SA*	26,090	108,969
OSX Brasil SA*	4,200	8,688
PDG Realty SA Empreendimentos e Participacoes	195,584	301,010
Petroleo Brasileiro SA	24,892	207,562
Petroleo Brasileiro SA, ADR	94,583	1,567,240
Usinas Siderurgicas de Minas Gerais SA*	25,400	140,402
Vale SA, ADR	9,400	162,526
		6,698,572
Chile — 2.2%
Cia General de Electricidad SA	18,040	113,635
Cia Sud Americana de Vapores SA*	109,025	11,041
Empresas CMPC SA	133,020	484,684
Empresas COPEC SA	28,567	414,964
Enersis SA, ADR	43,766	842,058
Gasco SA	200	2,057
Inversiones Aguas Metropolitanas SA	36,299	76,601
Latam Airlines Group SA, ADR	3,855	83,808
Ripley Corp. SA	64,807	74,222
Salfacorp SA	13,974	30,680
Sociedad Matriz SAAM SA*	120,422	13,792
Vina Concha y Toro SA	16,228	32,387
		2,179,929
China — 14.1%
Agile Property Holdings Ltd.	129,859	154,575
Agricultural Bank of China Ltd., H Shares	604,000	289,451
Aluminum Corp. of China Ltd., H Shares*	160,000	62,042
Angang Steel Co., Ltd., H Shares*	78,000	42,705
Bank of China Ltd., H Shares	4,779,902	2,216,752
Bank of Communications Co., Ltd., H Shares	581,400	436,656
BBMG Corp., H Shares	59,000	47,960
Beijing Capital International Airport Co., Ltd., H Shares	132,000	95,226
Beijing Enterprises Holdings Ltd.	36,500	281,183
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,836
China Agri-Industries Holdings Ltd.	167,700	86,415
China Citic Bank Corp. Ltd., H Shares	554,000	332,576
China Coal Energy Co., Ltd., H Shares	378,000	338,433
China Communication Services Corp. Ltd., H Shares	163,600	105,799
China Communications Construction Co., Ltd., H Shares	407,000	379,078
China Construction Bank Corp., H Shares	1,505,810	1,229,858
China COSCO Holdings Co., Ltd., H Shares*	252,000	119,141
China Everbright Ltd.	72,000	114,457
China Lumena New Materials Corp.	224,000	47,902
China Merchants Holdings International Co., Ltd.	74,892	246,020
China Minsheng Banking Corp. Ltd., H Shares	222,000	283,701
China National Materials Co., Ltd., H Shares	121,000	32,266
China Petroleum & Chemical Corp., ADR	13,574	1,587,072
China Petroleum & Chemical Corp., H Shares	30,000	35,323
China Railway Construction Corp. Ltd., H Shares	145,000	137,667
China Resources Land Ltd.	16,000	44,728
China Rongsheng Heavy Industries Group Holdings Ltd.	80,500	13,170
China Shipping Container Lines Co., Ltd., H Shares*	303,200	82,025
China Shipping Development Co., Ltd., H Shares	87,543	42,291
China Southern Airlines Co., Ltd., H Shares	110,000	62,918
China Travel International Inv HK	208,000	40,461
China Unicom Hong Kong Ltd.	54,000	72,069
China Unicom Hong Kong Ltd., ADR	38,409	517,753
China Yurun Food Group Ltd.*	96,000	66,040
China Zhongwang Holdings Ltd.*	154,000	51,978
Chongqing Rural Commercial Bank Co., Ltd., H Shares	115,000	61,629
Citic Pacific Ltd.	72,000	93,681
Citic Resources Holdings Ltd.*	228,000	30,547
COSCO Pacific Ltd.	117,436	170,045
Country Garden Holdings Co., Ltd.*	150,022	74,213
Dalian Port PDA Co., Ltd., H Shares	86,000	19,942
Dongfeng Motor Group Co., Ltd., H Shares	16,000	22,467
Evergrande Real Estate Group Ltd.	171,000	68,730
Fosun International Ltd.	163,500	109,947
Franshion Properties China Ltd.	238,000	77,263
GCL-Poly Energy Holdings Ltd.	567,000	115,408
Glorious Property Holdings Ltd.*	228,000	36,127
GOME Electrical Appliances Holding Ltd.*	744,000	81,468
Greentown China Holdings Ltd.*	34,500	64,622
Guangshen Railway Co., Ltd., ADR	3,500	84,560
Guangzhou Automobile Group Co., Ltd., H Shares	156,870	133,579
Guangzhou R&F Properties Co., Ltd.	66,800	111,870
Harbin Electric Co., Ltd., H Shares	54,000	43,895
Hopson Development Holdings Ltd.*	58,000	83,833
Huaneng Renewables Corp. Ltd., H Shares*	70,000	18,576
Industrial & Commercial Bank of China Ltd., H Shares	662,000	463,930
Kaisa Group Holdings Ltd.*	13,000	3,668
Kingboard Chemical Holdings Ltd.	40,000	114,138
Kingboard Laminates Holdings Ltd.	50,000	21,964
KWG Property Holding Ltd.	72,000	45,171
Lee & Man Paper Manufacturing Ltd.	46,000	35,911
Lonking Holdings Ltd.	111,000	25,310
Maanshan Iron & Steel, H Shares*	72,000	18,736
Maoye International Holdings Ltd.	82,000	19,543
Metallurgical Corp. of China Ltd., H Shares*	187,000	36,135
Minth Group Ltd.	36,000	52,962
New World China Land Ltd.	148,800	63,258
Nine Dragons Paper Holdings Ltd.	102,000	95,528
Poly Property Group Co., Ltd.*	150,000	95,458
Renhe Commercial Holdings Co., Ltd.*	550,000	32,947
Semiconductor Manufacturing International Corp.*	1,420,000	85,062
Semiconductor Manufacturing International Corp., ADR*	2,052	5,992
Shanghai Industrial Holdings Ltd.	55,000	172,173
Shenzhen International Holdings	627,500	74,370
Shenzhen Investment Ltd.	112,280	44,984

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shimao Property Holdings Ltd.	130,500	$251,164
Shougang Fushan Resources Group Ltd.	188,000	83,555
Shui On Land Ltd.	230,281	99,083
Sino-Ocean Land Holdings Ltd.	232,354	140,983
Sinofert Holdings Ltd.	156,000	39,188
Sinotrans Ltd., H Shares	106,000	22,122
Sinotrans Shipping Ltd.	74,573	19,886
Sinotruk Hong Kong Ltd.	60,000	32,386
Skyworth Digital Holdings Ltd.	184,849	125,018
Soho China Ltd.	195,500	162,695
TCC International Holdings Ltd.	64,000	17,149
Tian An China Investment	10,000	6,544
Travelsky Technology Ltd., H Shares	118,500	78,007
Yuexiu Property Co., Ltd.	515,800	148,842
		13,940,791
Columbia — 0.3%
Cementos Argos SA	8,822	42,044
Grupo de Inversiones Suramericana SA	6,262	133,781
Grupo Nutresa SA	6,326	90,099
		265,924
Czech Republic — 0.2%
Telefonica Czech Republic AS	4,507	67,914
Unipetrol, AS*	14,712	125,039
		192,953
Hungary — 0.4%
EGIS Pharmaceuticals PLC	1,851	140,316
OTP Bank PLC	13,564	244,775
		385,091
India — 7.0%
Adani Enterprises Ltd.	19,184	71,600
Aditya Birla Nuvo Ltd.	2,706	48,544
Allahabad Bank Ltd.	1,836	4,290
Amtek Auto Ltd.	7,584	8,924
Arvind Ltd.	11,397	16,189
Ashok Leyland Ltd.	66,000	26,776
Bajaj Holdings and Investment Ltd.	2,686	45,022
Bank of Baroda	4,881	60,745
Bank of India	7,035	39,336
Bharat Electronics Ltd.	162	3,428
Bhushan Steel Ltd.*	499	2,254
Bhushan Steel Ltd.	7,490	63,062
Cairn India Ltd.	42,532	214,303
Canara Bank	5,493	38,658
Central Bank Of India	22,808	27,907
Corporation Bank	250	1,766
DLF Ltd.	43,285	188,590
EID Parry India Ltd.	7,288	20,114
Essar Oil Ltd.*	15,426	21,997
Essar Ports Ltd.	2,998	4,854
Federal Bank Ltd.	9,627	85,191
Fortis Healthcare Ltd.*	5,998	11,102
GAIL India Ltd.	36,711	213,444
Gitanjali Gems Ltd.	6,654	72,110
Great Eastern Shipping Co., Ltd. (The)	5,045	21,359
Gujarat State Petronet Ltd.	2,141	2,627
Hexa Tradex Ltd.*	2,323	1,152
Hindalco Industries Ltd.	100,344	169,025
Housing Development & Infrastructure Ltd.*	19,968	17,084
ICICI Bank Ltd., ADR	32,610	1,398,969
IDBI Bank Ltd.	16,131	23,922
IDFC Ltd.	28,677	75,795
IFCI Ltd.	14,171	6,792
Indiabulls Financial Services Ltd.(a)	1,875	9,377
Indian Bank	12,173	40,091
Indian Hotels Co., Ltd.	18,696	18,352
Indian Overseas Bank	26,718	31,929
ING Vysya Bank Ltd.	2,645	27,229
Jaiprakash Associates Ltd.	88,361	107,057
Jammu & Kashmir Bank Ltd.	2,469	54,057
Jaypee Infratech Ltd.	42,410	30,705
Jindal Saw Ltd.	11,615	17,738
JSW Energy Ltd.	54,292	54,642
JSW Steel Ltd.	10,487	127,349
Mphasis Ltd.	2,597	18,592
National Aluminium Co., Ltd.	72,404	44,295
Oriental Bank of Commerce	7,526	34,646
Piramal Enterprises Ltd.	5,669	63,485
PTC India Ltd.	3,148	3,446
Reliance Capital Ltd.	8,971	51,614
Reliance Communications Ltd.	45,829	46,588
Reliance Industries Ltd.	93,822	1,343,027
Reliance Industries Ltd., GDR(b)	16,067	457,588
Reliance Power Ltd.*	70,155	79,836
Sesa Goa Ltd.	25,874	74,171
Shree Renuka Sugars Ltd.*	48,908	20,067
Sintex Industries Ltd.	22,565	19,140
State Bank of India Ltd.	8,634	330,427
State Bank of India Ltd., GDR	1,400	116,690
Steel Authority of India Ltd.	92,011	105,131
Sterlite Industries India Ltd., ADR	26,322	183,728
Suzlon Energy Ltd.*	23,982	5,957
Syndicate Bank	19,381	39,333
Tata Chemicals Ltd.	6,115	36,229
Tata Communications Ltd.	3,909	16,629
Tata Communications Ltd., ADR	1,300	10,686
Tata Global Beverages Ltd.	6,772	15,893
Tata Steel Ltd.	27,257	156,621
Union Bank of India	6,100	24,580
Unitech Ltd.*	140,124	61,103
United Phosphorus Ltd.	13,671	29,807
Videocon Industries Ltd.	6,099	22,791
		6,937,557
Indonesia — 3.5%
Adaro Energy Tbk PT	1,292,500	174,240
Aneka Tambang Tbk PT	534,000	75,285
Bakrie and Brothers Tbk PT*	584,500	3,007
Bank Danamon Indonesia Tbk PT	298,273	197,979
Bank Mandiri Tbk PT	237,500	244,404
Bank Negara Indonesia Persero Tbk PT	1,109,366	576,516
Bank Pan Indonesia Tbk PT*	1,140,000	95,024
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	18,983
Bank Tabungan Negara Tbk PT	401,090	70,168
Bhakti Investama Tbk PT	1,922,500	98,920
Borneo Lumbung Energi & Metal Tbk PT*	290,500	14,050
Bumi Resources Minerals Tbk PT*	291,500	9,899
Bumi Resources Tbk PT	318,500	22,615
Bumi Serpong Damai Tbk PT	170,000	30,615
Ciputra Development Tbk PT	1,081,500	120,198
Gajah Tunggal Tbk PT	257,000	66,118
Garuda Indonesia Persero Tbk PT*	350,500	23,445
Global Mediacom Tbk PT	654,500	156,595
Holcim Indonesia Tbk PT	213,000	78,909
Indah Kiat Pulp and Paper Corp., Tbk PT*	194,500	17,614
Indika Energy Tbk PT	223,500	28,060
Indofood Sukses Makmur Tbk PT	536,500	411,312

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Indomobil Sukses Internasional Tbk PT	76,000	$43,015
Japfa Comfeed Indonesia Tbk PT	74,000	71,963
Krakatau Steel Persero Tbk PT	60,000	4,075
Lippo Karawaci Tbk PT	2,178,375	307,113
Matahari Putra Prima Tbk PT	130,500	24,442
Medco Energi Internasional Tbk PT	276,000	46,012
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	231,500	45,978
Ramayana Lestari Sentosa Tbk PT	146,500	20,956
Salim Ivomas Pratama Tbk PT	176,000	19,017
Sentul City Tbk PT*	1,701,500	54,280
Sinar Mas Multiartha Tbk PT	7,500	3,512
Timah Tbk PT	284,500	41,866
United Tractors Tbk PT	66,000	123,612
Vale Indonesia Tbk PT	415,000	101,428
XL Axiata Tbk PT	54,500	29,444
		3,470,669
Korea — 14.7%
BS Financial Group, Inc.	8,140	110,475
CJ Corp.	994	129,543
CJ E&M Corp.*	535	16,974
CJ Korea Express Co., Ltd.*	282	25,599
Daelim Industrial Co., Ltd.	2,458	201,262
Daewoo Engineering & Construction Co., Ltd.*	4,660	37,444
Daewoo Securities Co., Ltd.*	13,697	139,728
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,750	116,978
Daishin Securities Co., Ltd.*	3,000	26,182
DGB Financial Group, Inc.	9,150	138,163
Dongkuk Steel Mill Co., Ltd.	3,800	41,668
Doosan Corp.	538	61,895
Doosan Engine Co., Ltd.*	1,470	11,957
Doosan Heavy Industries & Construction Co., Ltd.	4,130	166,670
E-Mart Co., Ltd.	305	60,172
GS Engineering & Construction Corp.	2,841	137,632
GS Holdings Corp.	4,493	261,277
Hana Financial Group, Inc.	16,650	586,626
Hanjin Heavy Industries & Construction Co., Ltd.*	3,511	28,085
Hanjin Shipping Co., Ltd.*	5,641	53,236
Hansol Paper Co., Ltd.	2,970	32,033
Hanwha Chem Corp.	8,670	153,124
Hanwha Corp.	2,710	81,962
Hanwha Life Insurance Co., Ltd.*	14,250	86,453
Hyosung Corp.	1,982	97,800
Hyundai Development Co.	4,300	95,461
Hyundai Heavy Industries Co., Ltd.	3,441	661,850
Hyundai Motor Co.	461	92,606
Hyundai Securities Co.*	8,977	63,741
Hyundai Steel Co.	5,135	374,764
Industrial Bank of Korea	12,480	143,016
KB Financial Group, Inc.	1,370	45,560
KB Financial Group, Inc., ADR*	27,494	908,402
KCC Corp.	487	129,782
Kolon Industries, Inc.	1,185	57,301
Korea Exchange Bank	20,440	135,581
Korea Investment Holdings Co., Ltd.*	3,470	138,320
LG Corp.	7,969	462,698
LG Display Co., Ltd.*	4,160	120,769
LG Display Co., Ltd., ADR*	33,010	481,616
LG Electronics, Inc.	9,812	717,865
LG Hausys Ltd.	526	39,996
LG Innotek Co., Ltd.*	281	19,675
LG International Corp.	1,930	73,030
LG Uplus Corp.*	20,310	146,401
LIG Insurance Co., Ltd.*	1,250	26,627
Lotte Chilsung Beverage Co., Ltd.	40	53,748
Lotte Confectionery Co., Ltd.	54	85,519
Lotte Shopping Co., Ltd.	1,058	374,189
Mirae Asset Securities Co., Ltd.*	1,950	72,122
Neo Holdings Co., Ltd.(a)*	538	—
Nong Shim Co., Ltd.	200	55,186
Poongsan Corp.	2,070	50,606
POSCO	336	98,752
POSCO, ADR	23,660	1,743,979
Samsung C&T Corp.	10,948	674,041
Samsung Life Insurance Co., Ltd.*	473	44,214
Samsung SDI Co., Ltd.	3,143	396,900
Samyang Holdings Corp.	204	12,706
Seah Besteel Corp.	1,570	46,425
Shinhan Financial Group Co., Ltd.	8,700	311,608
Shinhan Financial Group Co., Ltd., ADR*	24,410	876,319
Shinsegae Co., Ltd.	511	101,732
SK Chemicals Co., Ltd.	925	46,641
SK Gas Co., Ltd.	319	23,941
SK Holdings Co., Ltd.	2,446	370,439
SK Innovation Co., Ltd.	5,072	740,787
SK Networks Co., Ltd.	10,310	70,241
STX Corp.	3,240	20,181
STX Offshore & Shipbuilding Co., Ltd.*	4,700	27,881
STX Pan Ocean Co., Ltd.*	12,030	49,197
Taekwang Industrial Co., Ltd.	36	33,554
Tongyang Life Insurance*	920	8,889
Woori Finance Holdings Co., Ltd.	16,870	189,533
Woori Finance Holdings Co., Ltd., ADR*	3,675	124,840
Woori Investment & Securities Co., Ltd.*	10,440	107,440
Young Poong Corp.	19	20,407
		14,570,016
Malaysia — 3.8%
Affin Holdings Berhad	96,900	106,711
AirAsia BHD	118,200	109,172
Alliance Financial Group Berhad	97,000	137,833
AMMB Holdings Berhad	201,687	425,975
Batu Kawan Berhad	18,800	109,406
Berjaya Corp. Berhad	244,700	40,698
Berjaya Land Berhad	215,200	56,293
Boustead Holdings Berhad	45,584	76,256
DRB-Hicom Berhad	90,000	74,988
Eastern & Oriental Bhd	46,300	23,924
Gamuda Berhad	50,000	66,688
Genting Malaysia Bhd	174,700	207,056
HAP Seng Consolidated Berhad	63,800	35,645
Hap Seng Plantations Holdings Berhad	19,600	17,280
Hong Leong Financial Group Berhad	26,900	129,787
IGB Corp. Berhad	99,283	72,783
IJM Corp. Berhad	138,180	245,881
IJM Land Bhd	60,000	49,992
IJM Plantations Bhd	26,300	25,565
Jaya Tiasa Holdings BHD	5,700	3,313
Kulim Malaysia Berhad	49,400	58,071
Mah Sing Group Bhd	74,666	55,942
Malaysia Airports Holdings Bhd	32,800	61,331
Malaysian Airline System Bhd*	90,000	21,654
Malaysian Bulk Carriers Bhd	60,500	30,870
Malaysian Resources Corp. Bhd	105,000	49,168
Media Prima Bhd	30,700	24,191

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
MISC Berhad*	85,520	$148,310
MMC Corp. Berhad	109,900	90,504
Multi-Purpose Holdings BHD	32,100	37,216
Oriental Holdings Berhad	23,560	73,043
OSK Holdings Berhad	83,537	39,658
Pos Malaysia Berhad	7,300	9,996
PPB Group Berhad	55,300	225,379
RHB Capital Berhad	50,249	140,045
Shell Refining Co., Federation of Malaya Berhad	8,600	23,663
Sunway Bhd*	46,200	44,014
Supermax Corp. Bhd	45,100	27,673
TA Enterprise Berhad	92,600	15,401
TA Global Berhad	55,560	4,396
TAN Chong Motor Holdings BHD	9,600	15,966
Time dotCom Bhd*	57,980	73,587
UEM Land Holdings Bhd*	74,300	64,546
UOA Development Bhd	24,200	16,334
Wah Seong Corp. Bhd	3,531	1,882
WCT Bhd	91,290	71,051
YTL Corp. Berhad	545,009	288,653
		3,727,790
Mexico — 8.2%
Alfa SAB de CV, Class A	314,000	766,223
America Movil SAB de CV, Series L, ADR	17,591	368,707
Arca Continental SAB de CV	39,701	297,321
Cemex SAB de CV*	279,274	339,159
Cemex SAB de CV, ADR*	71,886	877,728
Controladora Comercial Mexicana SAB de CV	36,957	135,842
Empresas ICA SAB de CV, ADR*	1,800	23,868
Fomento Economico Mexicano SAB de CV, ADR	20,700	2,349,450
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	304,772
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	259,673
Grupo Carso SAB de CV- Ser A	47,917	266,907
Grupo Comercial Chedraui SA de CV	19,630	66,416
Grupo Financiero Banorte SAB de CV	112,200	899,402
Grupo Financiero Inbursa SA	74,100	215,075
Grupo Televisa SAB, ADR	5,529	147,127
Industrias CH SAB de CV- Ser B*	22,900	199,865
Inmuebles Carso SAB de CV*	47,917	47,640
Minera Frisco SAB de CV*	24,436	105,844
OHL Mexico SAB de CV*	13,200	36,496
Organizacion Soriana SAB de CV, Class B	94,800	370,329
TV Azteca SAB de CV	46,061	32,780
		8,110,624
Philippines — 1.1%
Alliance Global Group, Inc.	293,900	152,315
Filinvest Development Corp.	53,300	7,575
First Philippine Holdings Corp.	25,270	65,017
JG Summit Holdings, Inc.	54,700	56,965
Megaworld Corp.	2,020,000	192,546
Metropolitan Bank & Trust	80,019	229,410
Robinsons Land Corp.	165,600	103,475
San Miguel Corp.	86,300	244,245
SM Development Corp.	46,750	9,703
		1,061,251
Poland — 1.5%
Asseco Poland SA	6,993	90,177
Bank Zachodni WBK SA	645	49,905
Enea SA	9,208	41,983
Grupa Lotos SA*	10,150	127,459
Netia SA*	10,000	12,957
Orbis SA	677	7,481
PGE SA	80,727	414,913
Polski Koncern Naftowy Orlen SA*	36,737	579,761
Tauron Polska Energia SA	88,456	116,239
Zaklady Azotowe w Tarnowie-Moscicach SA*	1,600	28,345
		1,469,220
Russia — 4.8%
Federal Hydrogenerating Co., ADR	78,909	153,478
Gazprom OAO, ADR	524,455	4,484,090
Lukoil OAO, ADR	232	14,941
Magnitogorsk Iron & Steel Works, GDR	11,936	40,916
Magnitogorsk Iron & Steel Works, GDR	8,609	29,512
		4,722,937
South Africa — 6.9%
ABSA Group Ltd.	23,190	390,901
Aeci Ltd.	6,832	75,815
African Bank Investments Ltd.	34,917	115,019
African Rainbow Minerals Ltd.	9,374	192,999
ArcelorMittal South Africa Ltd.*	4,488	13,881
Aveng Ltd.	32,243	113,154
Barloworld Ltd.	23,324	243,099
Caxton and CTP Publishers and Printers Ltd.	18,814	35,806
DataTec Ltd.	9,936	54,568
Gold Fields Ltd.	3,156	24,128
Gold Fields Ltd., ADR	60,627	469,859
Grindrod Ltd.	15,332	33,347
Harmony Gold Mining Co., Ltd., ADR	34,777	222,921
Illovo Sugar Ltd.	3,926	13,577
Impala Platinum Holdings Ltd.	30,167	444,863
Imperial Holdings Ltd.	3,641	83,243
Investec Ltd.	25,999	181,690
JD Group Ltd.	12,010	45,465
Liberty Holdings Ltd.	8,197	106,972
Mediclinic International Ltd.	838	5,851
Mmi Holdings Ltd.	86,681	218,981
Mondi Ltd.	9,297	125,877
Murray & Roberts Holdings Ltd.*	5,775	14,753
Nedbank Group Ltd.	20,163	417,785
Northam Platinum Ltd.*	15,969	68,945
Royal Bafokeng Platinum Ltd.*	2,402	14,106
Sanlam Ltd.	158,930	815,451
Sappi Ltd., ADR*	44,800	137,536
Sasol Ltd., ADR	12,700	563,118
Sibanye Gold Ltd.*	3,156	4,596
Sibanye Gold Ltd., ADR*	15,156	85,631
Standard Bank Group Ltd.	77,450	997,173
Steinhoff International Holdings Ltd.*	141,970	386,140
Telkom SA SOC Ltd.*	21,021	34,291
Tongaat Hulett Ltd.	4,504	70,264
		6,821,805
Taiwan — 13.2%
Ability Enterprise Co., Ltd.	42,000	38,345
Acer, Inc.*	296,000	256,380
Alpha Networks, Inc.	28,000	18,213
Altek Corp.	34,151	20,615
Ambassador Hotel (The)	5,000	4,841
AmTRAN Technology Co., Ltd.	70,360	57,060
Ardentec Corp.	30,000	19,915

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Asia Cement Corp.	140,898	$170,571
Asia Optical Co., Inc.*	16,000	16,239
Asia Polymer Corp.	25,000	19,814
AU Optronics Corp.*	183,000	79,559
AU Optronics Corp., ADR*	69,954	300,802
BES Engineering Corp.	111,000	33,706
Capital Securities Corp.	156,661	55,534
Cathay Real Estate Development Co., Ltd.	100,000	55,347
Chang Hwa Commercial Bank	459,522	268,928
Cheng Loong Corp.	89,000	38,990
Cheng Uei Precision Industry Co., Ltd.	18,543	34,974
Chia Hsin Cement Corp.	22,000	9,601
Chin-Poon Industrial Co., Ltd.	21,000	24,650
China Airlines Ltd.*	180,111	69,870
China Development Financial Holding Corp.*	1,138,468	323,998
China Manmade Fibers Corp.*	89,000	34,526
China Motor Corp.	71,195	65,832
China Petrochemical Development Corp.	194,525	105,711
China Synthetic Rubber Corp.	56,203	60,333
Chinatrust Financial Holding Co., Ltd.	711,635	423,613
Chung Hung Steel Corp.*	48,000	13,741
CMC Magnetics Corp.*	213,000	37,397
Compal Electronics, Inc.	434,000	305,516
Compeq Manufacturing Co., Ltd.	100,000	36,619
Continental Holdings Corp.	40,000	15,383
Coretronic Corp.	79,000	58,783
CSBC Corp.	67,240	42,050
D-Link Corp.	72,000	41,896
E Ink Holdings, Inc.	88,000	67,687
E.Sun Financial Holding Co., Ltd.	338,782	204,498
Elitegroup Computer Systems Co., Ltd.	39,610	15,101
Entie Commercial Bank	7,000	3,944
Epistar Corp.	91,000	161,899
Eternal Chemical Co., Ltd.	31,000	25,607
Evergreen International Storage & Transport Corp.	54,000	36,930
Evergreen Marine Corp. Taiwan Ltd.*	163,599	97,112
Everlight Electronics Co., Ltd.	30,000	48,056
Far Eastern International Bank	72,900	29,499
Farglory Land Development Co., Ltd.	41,000	75,138
First Financial Holding Co., Ltd.	571,418	356,390
Formosa Epitaxy, Inc.*	19,000	14,646
Formosa Taffeta Co., Ltd.	67,000	61,169
Formosan Rubber Group, Inc.	23,000	17,152
Fubon Financial Holding Co., Ltd.	569,211	813,770
Getac Technology Corp.	45,000	23,100
Gigabyte Technology Co., Ltd.	52,000	47,126
Gintech Energy Corp.*	21,049	18,408
Gloria Material Technology Corp.	26,000	19,955
Goldsun Development & Construction Co., Ltd.	76,953	30,753
Grand Pacific Petrochemical	99,000	50,158
Green Energy Technology, Inc.*	40,149	32,962
HannStar Display Corp.*	134,000	20,703
Hey Song Corp.	15,000	19,614
Ho Tung Chemical Corp.*	34,000	15,634
Hua Nan Financial Holdings Co., Ltd.	335,456	192,955
Hung Sheng Construction Co., Ltd.	79,000	57,065
Innolux Corp.*	730,302	449,379
Inotera Memories, Inc.*	311,000	87,676
Inventec Co., Ltd.	293,282	110,339
Jih Sun Financial Holdings Co., Ltd.	81,071	24,780
Kindom Construction Co., Ltd.	68,000	61,286
King Yuan Electronics Co., Ltd.	110,100	74,376
King's Town Bank*	46,000	42,381
Kinpo Electronics	122,000	28,559
Lealea Enterprise Co., Ltd.	55,620	19,437
Lien Hwa Industrial Corp.	62,829	40,762
Lite-On Technology Corp.	184,698	299,569
Macronix International	356,044	101,922
Masterlink Securities Corp.	113,000	35,522
Mega Financial Holding Co., Ltd.	788,898	637,134
Micro-Star International Co., Ltd.	76,374	36,013
Mitac International	138,439	50,926
Motech Industries, Inc.*	11,000	11,220
Nan Ya Printed Circuit Board Corp.	16,200	17,526
Neo Solar Power Corp.*	60,000	44,745
Nien Hsing Textile Co., Ltd.	14,962	10,658
Pan-International Industrial*	17,039	14,188
Pegatron Corp.*	190,249	291,394
POU Chen Corp.	190,133	202,834
Powertech Technology, Inc.	62,000	103,878
President Securities Corp.*	58,653	35,012
Qisda Corp.*	224,400	55,758
Radium Life Tech Co., Ltd.	37,047	33,699
Rich Development Co., Ltd.	30,000	16,152
Ritek Corp.*	270,399	34,724
Sanyang Industry Co., Ltd.*	55,573	46,741
Shihlin Electric & Engineering Corp.	17,000	20,125
Shin Kong Financial Holding Co., Ltd.*	602,849	188,702
Shinkong Synthetic Fibers Corp.	97,151	30,442
Silicon Integrated Systems Corp.*	27,456	9,320
Sincere Navigation Corp.	27,000	24,289
Sino-American Silicon Products, Inc.	57,000	73,770
SinoPac Financial Holdings Co., Ltd.	521,008	247,415
TA Chen Stainless Pipe	72,000	33,950
Ta Chong Bank Co., Ltd.*	140,904	51,126
Taichung Commercial Bank	145,377	51,291
Tainan Spinning Co., Ltd.	58,833	29,414
Taishin Financial Holding Co., Ltd.	441,331	183,750
Taiwan Business Bank*	221,188	69,605
Taiwan Cement Corp.	286,772	352,921
Taiwan Cooperative Financial Holding	402,104	229,274
Taiwan Fertilizer Co., Ltd.	67,000	159,756
Taiwan Glass Industrial Corp.	85,164	77,894
Taiwan Surface Mounting Technology Co., Ltd.	1,000	1,649
Taiwan TEA Corp.	22,000	12,691
Tatung Co., Ltd.*	229,784	58,018
Teco Electric and Machinery Co., Ltd.	247,000	196,179
Ton Yi Industrial Corp.	61,950	38,016
Tong Yang Industry Co., Ltd.	38,948	35,363
Tung Ho Steel Enterprise Corp.	60,000	57,186
U-Ming Marine Transport Corp.	12,000	18,520
Unimicron Technology Corp.	130,000	133,467
Union Bank Of Taiwan*	71,760	26,998
United Microelectronics Corp.	1,292,513	479,789
Universal Cement Corp.	15,000	8,954
UPC Technology Corp.	43,046	22,745
Wah Lee Industrial Corp.	7,000	9,949
Walsin Lihwa Corp.*	410,000	117,231
Walsin Technology Corp.*	3,163	745
Wan Hai Lines Ltd.*	76,650	40,501
Winbond Electronics Corp.*	311,000	60,427
Wintek Corp.*	146,099	76,219
Wistron Corp.	181,400	198,371
WT Microelectronics Co., Ltd.	21,000	24,510
Yageo Corp.*	227,000	72,877
Yang Ming Marine Transport Corp.*	117,365	53,575

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
YFY, Inc.	150,385	$74,935
Yieh Phui Enterprise Co., Ltd.	136,213	39,494
Young Fast Optoelectronics Co., Ltd.	5,000	9,648
Yuanta Financial Holding Co., Ltd.	910,503	459,781
Yulon Motor Co., Ltd.	91,272	162,383
		13,058,238
Thailand — 3.9%
Bangchak Petroleum PCL	74,000	90,968
Bangkok Bank PCL, ADR	99,000	750,487
Bangkok Expressway PCL	63,900	86,735
Bangkok Insurance PCL	1,500	14,649
Bangkokland PCL	505,400	33,998
Bank of Ayudhya PCL	126,400	151,067
Banpu PCL	7,650	98,482
Delta Electronics Thai PCL	56,500	70,902
Esso Thailand PCL	97,600	31,328
IRPC PCL	901,900	120,110
Kiatnakin Bank PCL	33,300	75,617
Krung Thai Bank PCL	448,375	379,706
MBK PCL	400	2,424
Precious Shipping PCL	58,400	35,497
PTT Global Chemical PCL	185,028	439,114
PTT PCL	63,300	700,331
Sri Trang Agro-Industry PCL	67,800	37,274
Thai Airways International PCL	96,000	87,690
Thai Oil PCL	71,700	156,695
Thaicom PCL*	14,500	17,453
Thanachart Capital PCL	81,200	124,081
TMB Bank PCL	989,400	86,490
Total Access Communication PCL	45,100	145,919
TPI Polene PCL	113,900	60,674
Vinythai PCL	42,500	26,268
		3,823,959
Turkey — 2.2%
Akenerji Elektrik Uretim AS*	24,779	24,241
Aksigorta AS	14,835	19,350
Asya Katilim Bankasi AS*	9,747	12,875
Cimsa Cimento Sanayi VE Tica AS	4,854	29,913
Dogan Sirketler Grubu Holding AS*	69,540	41,125
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	6,870	9,759
Eregli Demir ve Celik Fabrikalari TAS	122,129	158,627
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	36,171	32,387
KOC Holding AS	74,071	429,860
Petkim Petrokimya Holding AS	30,112	51,926
Sekerbank TAS*	45,363	53,905
Tekfen Holding AS	23,735	101,798
Trakya Cam Sanayi AS*	19,329	30,233
Turk Hava Yollari*	54,103	221,280
Turk Sise ve Cam Fabrikalari AS	58,981	100,078
Turkiye Is Bankasi	153,274	582,836
Turkiye Sinai Kalkinma Bankasi AS	39,318	54,110
Turkiye Vakiflar Bankasi TAO	67,813	217,386
		2,171,689
TOTAL COMMON STOCKS
(Identified Cost $89,754,895)		93,609,015

PREFERRED STOCKS — 4.2%
Brazil — 4.1%
Braskem SA, PF A	9,600	64,847
Braskem SA, ADR	10,100	136,754
Gerdau SA	8,800	67,761
Klabin SA, PF	8,670	59,852
Petroleo Brasileiro SA	66,359	602,592
Petroleo Brasileiro SA, ADR	124,200	2,254,230
Suzano Papel e Celulose SA*	47,700	182,940
Usinas Siderurgicas de Minas Gerais SA, PFA*	96,030	514,188
Vale SA, PF ADR	9,100	150,423
		4,033,587
Columbia — 0.1%
Grupo de Inversiones Suramericana SA	2,556	54,886
TOTAL PREFERRED STOCKS
(Identified Cost $5,570,030)		4,088,473

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
Mah Sing Group Bhd, expires 3/18/18*	11,200	1,700
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		1,700

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	326,561	326,561
		326,562
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $326,562)		326,562

Total Investments — 99.3%
(Identified Cost $95,651,487)#		98,025,750
Cash and Other Assets, Less Liabilities — 0.7%		736,422

Net Assets — 100.0%		$98,762,172

†	See Note 1.
*	Non-income producing security.
(a)	Bankrupt security/delisted.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2013 amounted to $457,588 or 0.46% of the net assets of the Fund.
#	At March 31, 2013 the aggregate cost of investment securities for U.S federal income tax purposes was $95,651,487. Net unrealized appreciation aggregated $2,374,263, of which $15,664,194 related to appreciated investment securities and $13,289,931 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings March 31, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.6%
Oil, Gas & Consumable Fuels	17.6%
Metals & Mining	8.3%
Industrial Conglomerates	4.1%
Real Estate Management & Development	3.6%
Diversified Financial Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Beverages	2.8%
Chemicals	2.3%
Construction Materials	2.1%

SA Emerging Markets Value Fund

March 31, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	14.9%
China	14.2%
Taiwan	13.3%
Brazil	10.9%
Mexico	8.3%
India	7.1%
South Africa	7.0%
Russia	4.8%
Thailand	3.9%
Other	15.6%
100.0%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	10,527	$292,335
Agree Realty Corp.	2,850	85,785
Alexander's, Inc.	676	222,870
Alexandria Real Estate Equities, Inc.	13,923	988,255
American Assets Trust, Inc.	1,249	39,980
American Campus Communities, Inc.	20,577	932,961
American Tower Corp. REIT	19,107	1,469,710
Apartment Investment & Management Co.	30,955	949,080
Ashford Hospitality Trust, Inc.	13,496	166,811
Associated Estates Realty Corp.	10,443	194,658
AvalonBay Communities, Inc.	23,448	2,970,158
BioMed Realty Trust, Inc.	33,605	725,868
Boston Properties, Inc.	32,351	3,269,392
Brandywine Realty Trust	31,194	463,231
BRE Properties, Inc.	16,715	813,686
Camden Property Trust	17,335	1,190,568
Campus Crest Communities, Inc.	7,248	100,747
CapLease, Inc.	10,803	68,815
CBL & Associates Properties, Inc.	33,322	786,399
Cedar Realty Trust, Inc.	13,325	81,416
Chesapeake Lodging Trust	3,620	83,043
Colonial Properties Trust	17,917	405,103
CommonWealth REIT	18,134	406,927
Corporate Office Properties Trust	17,032	454,414
Cousins Properties, Inc.	21,035	224,864
CubeSmart	26,675	421,465
DCT Industrial Trust, Inc.	58,587	433,544
DDR Corp.	52,264	910,439
DiamondRock Hospitality Co.	42,300	393,813
Digital Realty Trust, Inc.	25,551	1,709,617
Douglas Emmett, Inc.	28,958	721,923
Duke Realty Corp.	65,075	1,104,973
DuPont Fabros Technology, Inc.	14,655	355,677
EastGroup Properties, Inc.	6,337	368,813
Education Realty Trust, Inc.	21,406	225,405
EPR Properties	10,260	534,033
Equity Lifestyle Properties, Inc.	8,984	689,971
Equity One, Inc.	12,703	304,491
Equity Residential	68,149	3,752,284
Essex Property Trust, Inc.	7,541	1,135,524
Excel Trust, Inc.	5,342	72,918
Extra Space Storage, Inc.	22,345	877,488
Federal Realty Investment Trust	14,080	1,521,203
FelCor Lodging Trust, Inc.*	24,513	145,852
First Industrial Realty Trust, Inc.	18,900	323,757
First Potomac Realty Trust	11,300	167,579
Franklin Street Properties Corp.	16,295	238,233
General Growth Properties, Inc.	93,044	1,849,715
Getty Realty Corp.	5,900	119,239
Gladstone Commercial Corp.	756	14,719
Glimcher Realty Trust	30,845	357,802
Government Properties Income Trust	9,088	233,834
HCP, Inc.	94,929	4,733,160
Health Care REIT, Inc.	52,666	3,576,548
Healthcare Realty Trust, Inc.	17,845	506,620
Hersha Hospitality Trust	34,973	204,242
Highwoods Properties, Inc.	16,861	667,190
Home Properties, Inc.	11,037	699,967
Hospitality Properties Trust	26,924	738,795
Host Hotels & Resorts, Inc.	155,371	2,717,439
Hudson Pacific Properties, Inc.	4,673	101,638
Inland Real Estate Corp.	20,029	202,093
Investors Real Estate Trust	10,491	103,546
Kilroy Realty Corp.	16,092	843,221
Kimco Realty Corp.	88,730	1,987,552
Kite Realty Group Trust	14,212	95,789
LaSalle Hotel Properties	19,456	493,793
Lexington Realty Trust	34,404	405,967
Liberty Property Trust	25,879	1,028,690
LTC Properties, Inc.	5,388	219,453
Macerich Co. (The)	29,737	1,914,468
Mack-Cali Realty Corp.	19,000	543,590
Medical Properties Trust, Inc.	28,850	462,754
MHI Hospitality Corp.	100	418
Mid-America Apartment Communities, Inc.	8,780	606,347
Mission West Properties, Inc.	4,004	—
Monmouth Real Estate Investment Corp.,
Class A	6,321	70,479
MPG Office Trust, Inc.*	10,100	27,775
National Health Investors, Inc.	3,049	199,557
National Retail Properties, Inc.	22,682	820,408
Omega Healthcare Investors, Inc.	23,922	726,272
One Liberty Properties, Inc.	1,927	41,854
Parkway Properties, Inc.	6,900	127,995
Pebblebrook Hotel Trust	1,996	51,477
Pennsylvania Real Estate Investment Trust	11,406	221,162
Piedmont Office Realty Trust, Inc., Class A	36,906	722,989
Post Properties, Inc.	11,518	542,498
Prologis, Inc.	98,860	3,952,423
PS Business Parks, Inc.	4,582	361,611
Public Storage	31,408	4,784,067
Ramco-Gershenson Properties Trust	10,167	170,806
Realty Income Corp.	29,667	1,345,398
Regency Centers Corp.	19,504	1,031,957
Retail Opportunity Investments Corp.	10,554	147,862
RLJ Lodging Trust	7,085	161,255
Rouse Properties, Inc. REIT	3,972	71,893
Ryman Hospitality Properties	9,039	413,534
Sabra Healthcare REIT, Inc.	7,674	222,623
Saul Centers, Inc.	3,133	137,037
Senior Housing Properties Trust	36,448	977,900
Simon Property Group, Inc.	65,429	10,374,422
SL Green Realty Corp.	19,852	1,709,456
Sovran Self Storage, Inc.	6,700	432,083
Strategic Hotels & Resorts, Inc.*	35,891	299,690
Summit Hotel Properties, Inc.	970	10,156
Sun Communities, Inc.	5,536	273,091
Sunstone Hotel Investors, Inc.*	32,086	394,979
Supertel Hospitality, Inc.*	2,197	2,439
Tanger Factory Outlet Centers	20,389	737,674
Taubman Centers, Inc.	13,240	1,028,218
UDR, Inc.	53,150	1,285,698
UMH Properties, Inc.	1,915	19,667
Universal Health Realty Income Trust	2,400	138,504
Urstadt Biddle Properties, Inc.	1,000	19,080
Urstadt Biddle Properties, Inc., Class A	4,600	100,096
Ventas, Inc.	62,113	4,546,672
Vornado Realty Trust	36,008	3,011,709
Washington Real Estate Investment Trust	14,650	407,856
Weingarten Realty Investors	25,000	788,750
Whitestone REIT, Class B	605	9,160
Winthrop Realty Trust	6,334	79,682
		102,224,581
TOTAL COMMON STOCKS
(Identified Cost $71,630,318)		102,224,581

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	315,052	315,052
		315,053
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $315,053)		315,053

Total Investments — 99.6%
(Identified Cost $71,945,371)#		102,539,634
Cash and Other Assets, Less Liabilities — 0.4%		408,083

Net Assets — 100.0%		$102,947,717

†	See Note 1.
*	Non-income producing security.
#	At March 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $71,945,371. Net unrealized appreciation aggregated $30,594,263 of which $31,484,463 related to appreciated investment securities and $890,200 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

March 31, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Specialized REITs	30.3%
Retail REITs	27.1%
Residential REITs	16.4%
Office REITs	14.0%
Diversified REITs	6.9%
Industrial REITs	5.0%
Short-Term	0.3%
100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2013 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Fixed income investments are generally valued at the last available mean price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (“the Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of March 31, 2013 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant Other		Significant
	for Identical		Observable		Unobservable	Balance as of
	Investments		Inputs		Inputs	March 31, 2013
Description	(Level 1 )		(Level 2)		(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-		$372,944,535	†	$-	$372,944,535
Short-Term Investments	31,507,264		-		-	31,507,264
Total Investments	$31,507,264		$372,944,535		$-	$404,451,799

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-		$572,920,896		$-	$572,920,896
Short-Term Investments	5,461,604		-		-	5,461,604
Collateral for Securities on Loan Short-Term	79,562,510		-		-	79,562,510
Forward Foreign Currency Contracts	-		1,897,522		-	1,897,522
Total Investments	$85,024,114		$574,818,418		$-	$659,842,532
Liabilities:
Forward Foreign Currency Contracts	$-		$(699,516)		$-	$(699,516)

SA U.S. Core Market Fund
Common Stocks	$445,554,582	†	$-		$-	$445,554,582
Mutual Funds	18,488,051		-		-	18,488,051
Short-Term Investments	5,227,184		-		-	5,227,184
Collateral for Securities on Loan Short-Term	37,498,994		-		-	37,498,994
Total Investments	$506,768,811		$-		$-	$506,768,811

SA U.S. Value Fund
Common Stocks	$373,570,433		$-		$-	$373,570,433
Short-Term Investments	661,058		-		-	661,058
Collateral for Securities on Loan Short-Term	27,204,490		-		-	27,204,490
Total Investments	$401,435,981		$-		$-	$401,435,981

SA U.S. Small Company Fund
Common Stocks	$285,999,863	†	$3,155		$-	$286,003,018
Rights & Warrants	-	†	-		-	-
Short-Term Investments	82		-		-	82
Collateral for Securities on Loan Short-Term	77,635,395		-		-	77,635,395
Total Investments	$363,635,340		$3,155		$-	$363,638,495

SA International Value Fund
Common Stocks	$507,727,506		$-		$-	$507,727,506
Preferred Stocks	199,612		-		-	199,612
Short-Term Investments	825,128		-		-	825,128
Collateral for Securities on Loan Short-Term	78,699,081		-		-	78,699,081
Total Investments	$587,451,327		$-		$-	$587,451,327

SA International Small Company Fund
Mutual Funds	$232,875,377		$-		$-	$232,875,377
Total Investments	$232,875,377		$-		$-	$232,875,377

SA Emerging Markets Value Fund
Common Stocks	$93,600,179	†	$8,836		$-	$93,609,015
Preferred Stocks	4,088,473		-		-	4,088,473
Rights & Warrants	1,700		-		-	1,700
Short-Term Investments	326,562		-		-	326,562
Total Investments	$98,016,914		$8,836		$-	$98,025,750

SA Real Estate Securities Fund
Common Stocks	$102,224,581	†	$-		$-	$102,224,581
Short-Term Investments	315,053		-		-	315,053
Total Investments	$102,539,634		$-		$-	$102,539,634

       †       Includes one or more securities which are valued at zero.

     Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. There were no significant transfers into or out of Levels 1, 2, or 3 during the period ended March 31, 2013.

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Trust management is evaluating the implications of ASU 2011-11 and any impact it may have on the financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SDR	Special Drawing Rights

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$2,384,216,913
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,659,710,172
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,598,126,142
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	882,600,459
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	679,278,625
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $6,455,832,805)	7,203,932,311
TOTAL INVESTMENTS — (100.0%) (Cost $6,455,832,805)^^	$7,203,932,311

Summary of the Portfolio's investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,203,932,311	—	—	$7,203,932,311
TOTAL	7,203,932,311	—	—	7,203,932,311

Organization

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2013, the Fund consists of seventy-five operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

     At March 31, 2013, the total cost of securities for federal income tax purposes was $6,502,608,696.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (78.3%)
JAPAN — (78.3%)
#	1st Holdings, Inc.	75,100	$497,149
	77 Bank, Ltd. (The)	70,000	378,186
#*	A&A Material Corp.	235,000	251,150
#	A&D Co., Ltd.	86,500	480,615
#	Accordia Golf Co., Ltd.	5,759	5,599,106
	Achilles Corp.	866,000	1,311,872
	Adeka Corp.	482,800	4,172,100
	Advan Co., Ltd.	96,200	1,071,794
#	Advanex, Inc.	73,000	68,619
	Aeon Delight Co., Ltd.	95,600	2,116,827
#	Aeon Fantasy Co., Ltd.	57,832	858,744
#	Aeon Hokkaido Corp.	356,000	1,803,272
	Agro-Kanesho Co., Ltd.	14,000	82,349
	Ahjikan Co., Ltd.	2,400	19,846
	Ahresty Corp.	109,900	576,863
	Ai Holdings Corp.	255,500	2,358,753
#	Aica Kogyo Co., Ltd.	269,700	4,955,752
	Aichi Bank, Ltd. (The)	54,200	3,227,608
	Aichi Corp.	166,100	785,637
	Aichi Steel Corp.	575,000	2,328,289
#	Aichi Tokei Denki Co., Ltd.	142,000	401,186
	Aida Engineering, Ltd.	302,300	2,459,203
*	Aigan Co., Ltd.	96,200	334,552
#	Ain Pharmaciez, Inc.	62,900	3,398,882
#	Aiphone Co., Ltd.	78,100	1,333,085
	Airport Facilities Co., Ltd.	136,670	952,053
	Aisan Industry Co., Ltd.	170,000	1,640,587
	Aizawa Securities Co., Ltd.	95,500	579,761
#	Akebono Brake Industry Co., Ltd.	236,800	1,069,755
	Akita Bank, Ltd. (The)	1,068,400	3,019,672
	Alconix Corp.	25,100	519,255
	Alinco, Inc.	43,600	420,807
	Allied Telesis Holdings K.K.	470,700	400,680
	Alpen Co., Ltd.	94,200	1,772,784
	Alpha Corp.	30,400	340,207
	Alpha Systems, Inc.	34,360	493,525
	Alpine Electronics, Inc.	246,000	2,367,321
#	Alps Electric Co., Ltd.	985,400	6,500,549
	Alps Logistics Co., Ltd.	50,700	509,152
#	Altech Corp.	42,850	446,333
	Amano Corp.	318,300	3,046,218
#	Amiyaki Tei Co., Ltd.	235	507,678
	Amuse, Inc.	34,099	727,677
*	Ando Corp.	450,000	557,093
	Anest Iwata Corp.	167,000	706,292
#*	Anrakutei Co., Ltd.	29,000	119,290
	AOC Holdings, Inc.	219,400	851,079
	AOI Electronic Co., Ltd.	35,200	583,703
	AOI Pro, Inc.	39,000	268,598
	AOKI Holdings, Inc.	97,100	2,503,558
#	Aomori Bank, Ltd. (The)	1,084,000	3,373,522

	Aoyama Trading Co., Ltd.	315,900	$8,072,368
	Arakawa Chemical Industries, Ltd.	75,400	670,706
	Arata Corp.	81,000	352,194
	Araya Industrial Co., Ltd.	276,000	392,035
	Arcland Sakamoto Co., Ltd.	71,900	1,268,316
	Arcs Co., Ltd.	175,000	3,925,779
	Argo Graphics, Inc.	20,900	307,212
	Ariake Japan Co., Ltd.	102,000	2,093,046
*	Arisawa Manufacturing Co., Ltd.	183,800	604,409
#	Arnest One Corp.	236,700	4,697,293
#*	Arrk Corp.	372,700	700,423
	Artnature, Inc.	24,900	416,797
	As One Corp.	75,268	1,725,582
	Asahi Broadcasting Corp.	28,200	256,132
#	Asahi Co., Ltd.	78,200	1,081,609
#	Asahi Diamond Industrial Co., Ltd.	283,400	2,764,629
	Asahi Holdings, Inc.	133,350	2,872,351
	Asahi Kogyosha Co., Ltd.	124,000	417,072
	Asahi Net, Inc.	74,000	390,294
	Asahi Organic Chemicals Industry Co., Ltd.	385,000	858,069
	Asahi Printing Co., Ltd.	800	23,228
#*	Asanuma Corp.	796,000	594,660
#	Asatsu-DK, Inc.	151,600	4,244,008
	Asax Co., Ltd.	17	32,566
#*	Ashimori Industry Co., Ltd.	319,000	490,345
	Asia Air Survey Co., Ltd.	27,000	90,061
	ASKA Pharmaceutical Co., Ltd.	129,000	985,661
#	ASKUL Corp.	94,200	1,375,780
	Asunaro Aoki Construction Co., Ltd.	154,000	819,482
#	Atom Corp.	59,700	358,901
#	Atsugi Co., Ltd.	858,000	1,023,734
#	Autobacs Seven Co., Ltd.	378,000	5,930,203
#	Avex Group Holdings, Inc.	188,800	5,106,504
#	Awa Bank, Ltd. (The)	836,000	5,238,318
#	Axell Corp.	36,900	806,683
	Bando Chemical Industries, Ltd.	452,000	1,441,911
	Bank of Iwate, Ltd. (The)	92,700	3,809,578
	Bank of Kochi, Ltd. (The)	127,000	161,162
	Bank of Nagoya, Ltd. (The)	905,297	4,164,598
	Bank of Okinawa, Ltd. (The)	106,200	4,543,467
	Bank of Saga, Ltd. (The)	760,000	1,976,365
#	Bank of the Ryukyus, Ltd.	225,280	3,321,784
	Belc Co., Ltd.	21,200	326,607
	Belluna Co., Ltd.	72,700	709,195
#	Benefit One, Inc.	472	616,756
	Best Bridal, Inc.	335	488,090
#*	Best Denki Co., Ltd.	396,500	823,053
#	Bic Camera, Inc.	4,940	2,322,534
#	Bit-isle, Inc.	76,000	1,057,733
	BML, Inc.	56,200	1,516,864
#	Bookoff Corp.	47,500	353,703
#	BP Castrol K.K.	66,500	289,072
	Bunka Shutter Co., Ltd.	248,000	1,280,958

	C Uyemura & Co., Ltd.	13,600	$507,303
	CAC Corp.	69,700	629,689
#	Calsonic Kansei Corp.	881,000	3,905,666
#	Can Do Co., Ltd.	781	1,300,749
	Canon Electronics, Inc.	127,100	2,531,434
*	Carchs Holdings Co., Ltd.	639,500	244,901
	Cawachi, Ltd.	87,000	1,858,876
	Central Glass Co., Ltd.	1,042,000	3,629,297
	Central Security Patrols Co., Ltd.	43,700	393,620
#	Central Sports Co., Ltd.	20,400	343,241
*	Chiba Kogyo Bank, Ltd. (The)	225,000	2,216,857
	Chino Corp.	156,000	368,947
	Chiyoda Co., Ltd.	133,600	3,476,374
	Chiyoda Integre Co., Ltd.	35,000	397,663
	Chofu Seisakusho Co., Ltd.	88,800	2,026,334
#	Chori Co., Ltd.	69,200	802,996
	Chubu Shiryo Co., Ltd.	101,100	620,747
	Chudenko Corp.	130,500	1,314,268
	Chuetsu Pulp & Paper Co., Ltd.	568,000	896,256
#*	Chugai Mining Co., Ltd.	967,500	339,992
#	Chugai Ro Co., Ltd.	384,000	1,020,352
	Chugoku Marine Paints, Ltd.	333,000	1,778,324
	Chukyo Bank, Ltd. (The)	676,000	1,494,687
	Chuo Denki Kogyo Co., Ltd.	100,100	383,111
#	Chuo Gyorui Co., Ltd.	93,000	215,138
	Chuo Spring Co., Ltd.	202,000	698,869
	CKD Corp.	298,500	1,933,577
#*	Clarion Co., Ltd.	668,000	872,505
	Cleanup Corp.	131,900	903,318
#	CMIC Holdings Co., Ltd.	63,300	1,262,935
#*	CMK Corp.	263,200	843,464
#*	Co-Op Chemical Co., Ltd.	159,000	217,183
#	Coca-Cola Central Japan Co., Ltd.	147,800	1,948,592
	Cocokara fine, Inc.	79,360	2,901,876
	Computer Engineering & Consulting, Ltd.	67,300	467,552
#	Core Corp.	40,100	322,038
	Corona Corp.	79,200	919,825
#	Cosel Co., Ltd.	116,700	1,342,613
#*	Cosmos Initia Co., Ltd.	61,100	424,936
	Create Medic Co., Ltd.	28,000	255,938
	CREATE SD HOLDINGS Co., Ltd.	27,400	1,085,594
	Cresco, Ltd.	23,200	173,161
#	Cross Plus, Inc.	22,000	200,379
	CTI Engineering Co., Ltd.	56,700	405,662
	Cybernet Systems Co., Ltd.	120	39,661
	Cybozu, Inc.	1,157	313,731
	DA Consortium, Inc.	16,200	67,027
#	Dai Nippon Toryo Co., Ltd.	683,000	1,375,327
	Dai-Dan Co., Ltd.	156,000	836,153
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	187,000	510,211
	Dai-ichi Seiko Co., Ltd.	53,200	764,507
	Daibiru Corp.	311,100	3,677,380
	Daido Kogyo Co., Ltd.	145,000	242,359

#	Daido Metal Co., Ltd.	172,000	$1,406,347
#	Daidoh, Ltd.	124,400	903,484
#*	Daiei, Inc. (The)	685,650	2,500,990
	Daifuku Co., Ltd.	499,000	4,078,305
	Daihatsu Diesel Manufacturing Co., Ltd.	68,000	359,190
#	Daihen Corp.	586,000	1,731,344
*	Daiho Corp.	763,000	855,170
#*	Daiichi Chuo K.K.	337,000	429,314
	Daiichi Commodities Co., Ltd.	13,700	91,687
	Daiichi Jitsugyo Co., Ltd.	234,000	1,246,823
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	14,300	206,607
	Daiichikosho Co., Ltd.	62,000	1,684,326
#	Daiken Corp.	401,000	1,113,336
	Daiki Aluminium Industry Co., Ltd.	127,000	288,602
#	Daiki Ataka Engineering Co., Ltd.	63,000	252,101
	Daiko Clearing Services Corp.	19,900	143,919
#	Daikoku Denki Co., Ltd.	41,500	1,129,135
#	Daikokutenbussan Co., Ltd.	32,600	827,052
#	Daikyo, Inc.	1,923,000	6,769,964
	Daimaruenawin Co., Ltd.	400	3,023
#	Dainichi Co., Ltd.	54,900	482,099
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	364,000	1,728,226
#	Daio Paper Corp.	464,500	3,001,479
	Daisan Bank, Ltd. (The)	698,000	1,362,948
#	Daiseki Co., Ltd.	200,163	3,402,314
#	Daiseki Eco. Solution Co., Ltd.	97	147,810
	Daishi Bank, Ltd. (The)	1,810,000	7,474,651
#	Daishinku Corp.	174,000	525,119
	Daiso Co., Ltd.	404,000	1,256,781
#	Daisyo Corp.	54,300	698,465
	Daito Bank, Ltd. (The)	898,000	899,588
	Daito Electron Co., Ltd.	5,900	24,072
	Daito Pharmaceutical Co., Ltd.	42,000	600,397
	Daiwa Industries, Ltd.	178,000	1,049,509
	Daiwa Odakyu Construction Co.	27,500	60,315
#	Daiwabo Holdings Co., Ltd.	1,138,000	2,100,473
#*	Danto Holdings Corp.	165,000	260,230
	DC Co., Ltd.	113,900	383,568
#	DCM Holdings Co., Ltd.	483,700	4,044,515
#	Denki Kogyo Co., Ltd.	319,000	1,508,539
	Denyo Co., Ltd.	85,100	1,113,703
	Descente, Ltd.	234,000	1,569,875
#	Digital Garage, Inc.	803	2,671,404
	Dijet Industrial Co., Ltd.	80,000	134,661
#	DKK Toa Corp.	35,500	209,300
	DMW Corp.	4,800	85,653
#	Doshisha Co., Ltd.	120,400	1,810,658
#	Doutor Nichires Holdings Co., Ltd.	172,386	2,530,237
#	Dr Ci:Labo Co., Ltd.	632	1,933,760
#*	Dream Incubator, Inc.	231	403,113
	DTS Corp.	112,000	1,842,253
	Dunlop Sports Co., Ltd.	77,500	872,354
	Duskin Co., Ltd.	255,500	5,166,333

	Dydo Drinco, Inc.	49,800	$2,380,751
	Dynapac Co., Ltd.	25,000	67,736
	Dynic Corp.	174,000	357,685
#	Eagle Industry Co., Ltd.	140,000	1,363,825
#	Earth Chemical Co., Ltd.	37,000	1,284,128
	Ebara Jitsugyo Co., Ltd.	21,600	306,980
#	Echo Trading Co., Ltd.	11,000	96,341
#	EDION Corp.	509,900	2,407,843
	Ehime Bank, Ltd. (The)	741,000	1,949,273
#	Eidai Co., Ltd.	56,000	240,165
	Eighteenth Bank, Ltd. (The)	1,093,000	3,019,063
	Eiken Chemical Co., Ltd.	91,000	1,293,729
	Eizo Corp.	99,300	1,756,982
	Elecom Co., Ltd.	25,700	369,162
#	Elematec Corp.	35,571	506,442
#	EM Systems Co., Ltd.	10,800	193,193
	Emori & Co., Ltd.	18,500	232,491
	en-japan, Inc.	475	608,153
#	Enplas Corp.	45,000	2,077,124
*	Enshu, Ltd.	263,000	536,324
#	Ensuiko Sugar Refining Co., Ltd.	102,000	270,584
#	EPS Corp.	1,606	2,383,288
	ESPEC Corp.	119,500	904,503
	Excel Co., Ltd.	31,500	322,974
#	Exedy Corp.	178,600	4,186,631
#	Ezaki Glico Co., Ltd.	65,000	674,409
#	F&A Aqua Holdings, Inc.	93,920	1,337,789
#	F-Tech, Inc.	27,600	443,758
#	F@N Communications, Inc.	15,500	659,372
	Faith, Inc.	2,710	317,632
	FALCO SD HOLDINGS Co., Ltd.	37,400	480,612
#	Fancl Corp.	224,600	2,475,841
#	FCC Co., Ltd.	178,900	4,343,937
#*	FDK Corp.	20,000	16,222
#	Ferrotec Corp.	172,700	652,140
	FIDEA Holdings Co., Ltd.	472,300	1,226,565
#	Fields Corp.	74,300	1,288,426
	Financial Products Group Co., Ltd.	2,400	73,911
*	Fine Sinter Co., Ltd.	49,000	156,254
#*	First Baking Co., Ltd.	183,000	249,787
	First Juken Co., Ltd.	23,600	386,642
#	Foster Electric Co., Ltd.	120,400	1,657,948
#	FP Corp.	66,900	4,477,057
#	France Bed Holdings Co., Ltd.	672,000	1,532,358
#	Fuji Co. Ltd/Ehime	97,300	1,871,393
#	Fuji Corp., Ltd.	124,500	782,330
	Fuji Electronics Co., Ltd.	55,100	700,274
#*	Fuji Kiko Co., Ltd.	148,000	537,570
*	Fuji Kosan Co., Ltd.	33,100	205,579
#	Fuji Kyuko Co., Ltd.	271,000	2,167,310
	Fuji Oil Co. Ltd/Osaka	330,700	5,101,684
	Fuji Oozx, Inc.	6,000	23,638
	Fuji Pharma Co., Ltd.	26,900	539,789

	Fuji Seal International, Inc.	119,200	$3,024,749
#	Fuji Soft, Inc.	115,200	2,788,374
#	Fujibo Holdings, Inc.	610,000	1,826,030
	Fujicco Co., Ltd.	117,600	1,407,986
	Fujikura Kasei Co., Ltd.	138,000	577,936
	Fujikura Rubber, Ltd.	72,900	215,795
#	Fujikura, Ltd.	1,979,000	6,288,930
#	Fujimi, Inc.	96,600	1,430,119
	Fujimori Kogyo Co., Ltd.	68,300	1,689,569
*	Fujisash Co., Ltd.	296,200	345,181
#	Fujita Kanko, Inc.	246,100	1,158,609
	Fujitec Co., Ltd.	372,000	3,728,525
	Fujitsu Frontech, Ltd.	77,500	462,268
	Fujitsu General, Ltd.	320,000	2,719,592
#	Fujiya Co., Ltd.	276,000	593,558
	FuKoKu Co., Ltd.	27,600	265,170
#	Fukuda Corp.	530,000	2,136,808
	Fukui Bank, Ltd. (The)	1,124,000	2,539,064
#	Fukushima Bank, Ltd. (The)	1,307,000	1,158,001
	Fukushima Industries Corp.	32,900	860,646
#	Fukuyama Transporting Co., Ltd.	657,400	3,770,549
#	Fumakilla, Ltd.	54,000	172,322
#	Funai Consulting, Inc.	107,800	783,678
#*	Funai Electric Co., Ltd.	84,200	1,040,445
	Furukawa Battery Co., Ltd.	77,000	460,314
#	Furukawa Co., Ltd.	1,732,000	1,980,406
#	Furukawa Electric Co., Ltd.	2,294,000	5,084,111
#	Furukawa-Sky Aluminum Corp.	465,000	1,423,735
	Furuno Electric Co., Ltd.	55,100	350,601
#	Furusato Industries, Ltd.	50,600	515,220
	Furuya Metal Co., Ltd.	7,800	212,574
	Fuso Chemical Co., Ltd.	1,900	47,694
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,919,610
	Futaba Corp.	154,300	1,652,145
#*	Futaba Industrial Co., Ltd.	310,800	1,439,005
	Future Architect, Inc.	1,148	532,909
#	Fuyo General Lease Co., Ltd.	84,500	3,226,662
	G-7 Holdings, Inc.	29,200	183,171
	G-Tekt Corp.	43,100	1,161,727
	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	940,703
	Gecoss Corp.	112,400	903,924
#	Genki Sushi Co., Ltd.	19,400	243,403
#	Geo Holdings Corp.	1,749	2,224,526
	GLOBERIDE, Inc.	530,000	716,893
	Glory, Ltd.	246,600	5,908,708
	GMO internet, Inc.	405,300	3,858,247
	GMO Payment Gateway, Inc.	15,100	351,394
	Godo Steel, Ltd.	899,000	1,624,646
	Goldcrest Co., Ltd.	102,890	2,566,601
#	Goldwin, Inc.	180,000	1,091,069
#	Gourmet Kineya Co., Ltd.	87,000	618,297
#	GSI Creos Corp.	277,000	413,266

#	Gulliver International Co., Ltd.	31,440	$1,844,457
	Gun-Ei Chemical Industry Co., Ltd.	347,000	817,243
#	Gunze, Ltd.	1,031,000	2,680,221
#	Gurunavi, Inc.	72,500	922,594
	H-One Co., Ltd.	63,300	705,610
#	Hagihara Industries, Inc.	9,700	185,773
	Hagoromo Foods Corp.	39,000	448,709
	HAJIME CONSTRUCTION Co., Ltd.	48,000	2,805,476
	Hakuto Co., Ltd.	83,200	812,316
	Hakuyosha Co., Ltd.	65,000	147,737
	Hamakyorex Co., Ltd.	35,600	1,449,579
#	Hanwa Co., Ltd.	1,077,000	3,845,618
#	Happinet Corp.	74,600	622,339
	Harashin Narus Holdings Co., Ltd.	65,600	1,215,956
#	Hard Off Corp. Co., Ltd.	47,600	330,696
	Harima Chemicals Group, Inc.	73,300	365,846
	Harmonic Drive Systems, Inc.	700	11,991
	Haruyama Trading Co., Ltd.	47,900	297,398
*	Haseko Corp.	7,553,500	7,017,483
#	Hazama Ando Corp.	505,200	1,171,090
	Heiwa Real Estate Co., Ltd.	252,000	5,015,362
	Heiwado Co., Ltd.	168,700	2,611,185
	HI-LEX Corp.	33,100	670,492
	Hibiya Engineering, Ltd.	128,200	1,325,639
#	Hiday Hidaka Corp.	47,220	1,052,243
#	Higashi Nihon House Co., Ltd.	206,000	1,730,177
	Higashi-Nippon Bank, Ltd. (The)	799,000	2,145,390
	Higo Bank, Ltd. (The)	961,000	6,234,505
#	Himaraya Co., Ltd.	35,900	362,258
#	Hioki EE Corp.	38,200	578,492
#	Hiramatsu, Inc.	110,700	752,313
	HIS Co., Ltd.	101,800	4,409,907
	Hisaka Works, Ltd.	115,000	1,094,598
#*	Hitachi Cable, Ltd.	877,000	1,401,823
	Hitachi Koki Co., Ltd.	283,700	2,343,539
#	Hitachi Kokusai Electric, Inc.	232,500	2,058,163
	Hitachi Medical Corp.	85,000	1,360,326
	Hitachi Metals Techno, Ltd.	56,500	391,908
#	Hitachi Zosen Corp.	4,293,000	7,192,762
	Hochiki Corp.	97,000	476,491
#	Hodogaya Chemical Co., Ltd.	265,000	597,380
	Hogy Medical Co., Ltd.	66,000	3,567,507
	Hohsui Corp.	107,000	150,485
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	407,011
#	Hokkaido Gas Co., Ltd.	260,000	697,000
	Hokkan Holdings, Ltd.	283,000	892,512
	Hokko Chemical Industry Co., Ltd.	90,000	288,454
	Hokkoku Bank, Ltd. (The)	1,482,000	6,266,959
	Hokuetsu Bank, Ltd. (The)	1,111,000	2,737,728
	Hokuetsu Industries Co., Ltd.	85,000	212,840
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,134,920
	Hokuriku Electric Industry Co., Ltd.	382,000	481,403
	Hokuriku Electrical Construction Co., Ltd.	58,000	241,666

	Hokuriku Gas Co., Ltd.	99,000	$250,754
#	Hokuto Corp.	117,900	2,236,790
#	Honeys Co., Ltd.	92,940	1,211,802
	Honshu Chemical Industry Co., Ltd.	14,000	83,404
#*	Hoosiers Corp.	1,535	1,700,417
	Horiba, Ltd.	210,350	6,655,574
	Hosiden Corp.	342,500	2,014,472
	Hosokawa Micron Corp.	149,000	1,295,485
#	Howa Machinery, Ltd.	689,000	861,373
	Hyakugo Bank, Ltd. (The)	1,327,609	6,697,398
	Hyakujushi Bank, Ltd. (The)	1,312,000	5,521,501
	I Metal Technology Co., Ltd.	142,000	255,925
	I-Net Corp.	47,800	365,246
	IBJ Leasing Co., Ltd.	69,100	2,141,412
#	Ichibanya Co., Ltd.	33,700	1,498,440
	Ichiken Co., Ltd.	87,000	165,915
#*	Ichikoh Industries, Ltd.	285,000	429,792
	Ichinen Holdings Co., Ltd.	98,500	672,260
#	Ichiyoshi Securities Co., Ltd.	150,300	1,664,227
	Icom, Inc.	49,700	1,263,275
#	Idec Corp.	145,700	1,306,644
	Ihara Chemical Industry Co., Ltd.	211,000	1,287,977
	Iida Home Max	36,800	670,387
#	Iino Kaiun Kaisha, Ltd.	401,100	3,027,209
#*	Ikegami Tsushinki Co., Ltd.	174,000	143,085
#	Ikyu Corp.	890	972,964
#	Imasen Electric Industrial	73,500	889,041
	Imperial Hotel, Ltd.	11,250	427,122
	Impress Holdings, Inc.	600	831
	Inaba Denki Sangyo Co., Ltd.	98,100	2,968,572
	Inaba Seisakusho Co., Ltd.	58,800	779,869
	Inabata & Co., Ltd.	317,300	2,365,997
	Inageya Co., Ltd.	172,800	1,848,668
	Ines Corp.	202,300	1,542,574
	Infocom Corp.	360	617,838
	Information Services International-Dentsu, Ltd.	76,700	801,608
	Innotech Corp.	90,100	397,784
	Intage, Inc.	33,100	835,537
#	Internet Initiative Japan, Inc.	120,000	4,056,838
#*	Inui Steamship Co., Ltd.	124,200	571,565
	Inui Warehouse Co., Ltd.	4,700	41,445
	Iriso Electronics Co., Ltd.	40,400	827,094
	Ise Chemical Corp.	83,000	631,399
#	Iseki & Co., Ltd.	946,000	3,365,410
*	Ishihara Sangyo Kaisha, Ltd.	1,854,500	1,606,279
	Ishii Iron Works Co., Ltd.	15,000	52,710
#*	Ishikawa Seisakusho, Ltd.	95,000	106,374
	Ishizuka Glass Co., Ltd.	109,000	187,352
	IT Holdings Corp.	441,301	5,770,990
#	ITC Networks Corp.	99,100	849,203
*	Itfor, Inc.	59,100	243,722
	Itochu Enex Co., Ltd.	302,200	1,719,948
	Itochu-Shokuhin Co., Ltd.	27,400	1,116,096

#	Itoham Foods, Inc.	790,800	$3,938,927
	Itoki Corp.	204,200	1,413,615
#	Iwai Cosmo Holdings, Inc.	104,400	1,059,981
	Iwaki & Co., Ltd.	100,000	228,019
#*	Iwasaki Electric Co., Ltd.	367,000	787,753
#	Iwatani Corp.	993,000	4,758,648
#	Iwatsu Electric Co., Ltd.	537,000	568,104
#	Iwatsuka Confectionery Co., Ltd.	300	14,586
	Izuhakone Railway Co., Ltd.	300	17,209
	Izumiya Co., Ltd.	447,000	2,356,094
#*	Izutsuya Co., Ltd.	528,000	608,304
	J-Oil Mills, Inc.	508,000	1,620,922
#	Jalux, Inc.	40,800	400,660
	Jamco Corp.	80,000	709,425
#*	Janome Sewing Machine Co., Ltd.	384,000	323,954
#	Japan Airport Terminal Co., Ltd.	222,300	3,010,033
	Japan Aviation Electronics Industry, Ltd.	349,600	2,673,988
	Japan Carlit Co., Ltd.	63,400	355,729
	Japan Cash Machine Co., Ltd.	72,715	803,128
*	Japan Communications, Inc.	2,056	107,863
	Japan Digital Laboratory Co., Ltd.	116,100	1,455,194
#	Japan Foundation Engineering Co., Ltd.	162,500	548,645
	Japan Medical Dynamic Marketing, Inc.	44,900	121,539
	Japan Oil Transportation Co., Ltd.	84,000	209,901
	Japan Pulp & Paper Co., Ltd.	469,000	1,498,448
	Japan Pure Chemical Co., Ltd.	54	130,542
#*	Japan Radio Co., Ltd.	293,000	877,146
	Japan Transcity Corp.	238,000	955,947
#	Japan Vilene Co., Ltd.	154,000	810,925
	Japan Wool Textile Co., Ltd. (The)	325,000	2,518,652
#	Jastec Co., Ltd.	61,400	435,795
	JBCC Holdings, Inc.	80,300	766,458
#	JCU Corp.	10,600	567,128
#*	Jeol, Ltd.	8,000	35,798
	JFE Systems, Inc.	51	44,335
	Jidosha Buhin Kogyo Co., Ltd.	79,000	423,448
	JIEC Co., Ltd.	64	69,789
#	Jimoto Holdings, Inc.	132,800	339,685
	JK Holdings Co., Ltd.	92,540	585,591
#	JMS Co., Ltd.	147,000	559,773
#	Joshin Denki Co., Ltd.	209,000	1,987,614
#	Jowa Holdings Co., Ltd.	22,800	587,932
#	JP-Holdings, Inc.	53,900	1,139,548
#	JSP Corp.	103,900	1,545,769
#	Juroku Bank, Ltd. (The)	1,697,000	7,146,711
#*	Justsystems Corp.	134,700	889,643
#	JVC Kenwood Corp.	874,630	2,363,850
#	K's Holdings Corp.	400	12,829
	Kabuki-Za Co., Ltd.	39,000	1,988,973
#	Kadokawa Group Holdings, Inc.	105,400	2,820,376
	Kaga Electronics Co., Ltd.	116,400	992,293
#	Kagoshima Bank, Ltd. (The)	811,000	5,745,081
	Kaken Pharmaceutical Co., Ltd.	364,000	6,621,338

	Kakiyasu Honten Co., Ltd.	11,600	$150,879
#	Kameda Seika Co., Ltd.	69,100	1,871,203
	Kamei Corp.	153,000	1,709,855
	Kanaden Corp.	116,000	738,792
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,121,772
	Kanamoto Co., Ltd.	135,000	2,930,302
	Kandenko Co., Ltd.	540,000	2,492,002
*	Kanematsu Corp.	2,190,625	2,948,696
	Kanematsu Electronics, Ltd.	83,100	1,035,492
*	Kanematsu-NNK Corp.	125,000	245,723
#	Kansai Urban Banking Corp.	602,000	807,739
#*	Kanto Denka Kogyo Co., Ltd.	177,000	458,052
	Kanto Natural Gas Development, Ltd.	155,000	1,115,621
#	Kappa Create Holdings Co., Ltd.	20,800	420,341
	Kasai Kogyo Co., Ltd.	132,000	619,831
#	Kasumi Co., Ltd.	232,500	1,449,295
	Katakura Chikkarin Co., Ltd.	43,000	125,003
	Katakura Industries Co., Ltd.	132,100	1,624,216
	Kato Sangyo Co., Ltd.	110,700	2,316,248
#	Kato Works Co., Ltd.	287,000	979,346
#	KAWADA TECHNOLOGIES, Inc.	75,600	1,795,615
#	Kawai Musical Instruments Manufacturing Co., Ltd.	446,000	823,224
#	Kawakin Holdings Co., Ltd.	11,000	39,716
	Kawasaki Kasei Chemicals, Ltd.	97,000	118,952
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	324,241
#*	Kawasaki Kisen Kaisha, Ltd.	4,057,000	8,687,466
	Kawasumi Laboratories, Inc.	46,300	316,205
	Keihanshin Building Co., Ltd.	64,000	477,036
#	Keihin Co., Ltd. (The)	245,000	527,243
#	Keihin Corp.	252,000	3,490,220
	Keiyo Bank, Ltd. (The)	834,000	4,789,282
#	Keiyo Co., Ltd.	177,400	903,317
#*	Kenedix, Inc.	5,169	2,657,182
#	Kenko Mayonnaise Co., Ltd.	31,100	302,874
#	Kentucky Fried Chicken Japan, Ltd.	77,000	1,733,408
#	KEY Coffee, Inc.	86,700	1,420,618
*	KI Holdings Co., Ltd.	54,000	88,700
#	Kimoto Co., Ltd.	100,700	848,631
	Kimura Chemical Plants Co., Ltd.	96,400	365,431
	King Jim Co., Ltd.	20,000	148,839
	Kinki Sharyo Co., Ltd.	185,000	601,704
	Kintetsu World Express, Inc.	81,700	3,039,902
#	Kinugawa Rubber Industrial Co., Ltd.	268,000	1,368,246
	Kirindo Co., Ltd.	28,300	209,429
	Kisoji Co., Ltd.	52,200	1,059,369
	Kissei Pharmaceutical Co., Ltd.	106,300	2,254,492
	Kita-Nippon Bank, Ltd. (The)	50,006	1,323,941
	Kitagawa Iron Works Co., Ltd.	475,000	826,500
	Kitano Construction Corp.	242,000	553,079
	Kitazawa Sangyo Co., Ltd.	54,500	112,038
	Kito Corp.	35,500	388,352
	Kitz Corp.	493,400	2,573,803
	Kiyo Holdings, Inc.	3,652,900	5,876,165

*	KLab, Inc.	39,700	$205,470
#*	KNT-CT Holdings Co., Ltd.	63,000	93,392
	Koa Corp.	177,500	1,695,659
	Koatsu Gas Kogyo Co., Ltd.	163,493	924,720
	Kobayashi Yoko Co., Ltd.	141,100	426,901
	Kogi Corp.	30,000	58,945
#	Kohnan Shoji Co., Ltd.	179,300	2,310,250
	Kohsoku Corp.	61,900	576,668
	Koike Sanso Kogyo Co., Ltd.	149,000	365,000
#	Kojima Co., Ltd.	145,700	538,728
	Kokusai Co., Ltd.	19,500	137,493
#	Kokuyo Co., Ltd.	434,425	3,341,644
#	KOMAIHALTEC, Inc.	191,000	487,107
	Komatsu Seiren Co., Ltd.	146,000	662,227
	Komatsu Wall Industry Co., Ltd.	48,300	1,011,088
#	Komeri Co., Ltd.	146,000	4,357,144
	Komori Corp.	407,800	4,308,566
#	Konaka Co., Ltd.	122,960	1,404,688
	Kondotec, Inc.	112,300	725,765
	Konishi Co., Ltd.	85,900	1,531,229
#*	Kosaido Co., Ltd.	328,100	1,379,640
#	Kose Corp.	174,700	4,066,417
	Koshidaka Holdings Co., Ltd.	18,600	597,971
	Kotobuki Spirits Co., Ltd.	3,200	43,113
#	Kourakuen Corp.	19,300	253,971
	Krosaki Harima Corp.	260,000	619,802
	KRS Corp.	37,200	379,631
	KU Holdings Co., Ltd.	68,200	535,538
*	Kumagai Gumi Co., Ltd.	835,800	891,164
#	Kumiai Chemical Industry Co., Ltd.	263,000	1,585,634
#	Kura Corp.	63,100	1,165,251
	Kurabo Industries, Ltd.	1,244,000	2,332,389
	Kuraudia Co., Ltd.	5,700	84,290
#	Kureha Corp.	720,500	2,564,918
#	Kurimoto, Ltd.	702,000	2,309,835
#	Kuroda Electric Co., Ltd.	171,100	2,046,355
#	Kusuri No Aoki Co., Ltd.	25,100	1,963,331
	KYB Co., Ltd.	892,000	4,456,321
	Kyoden Co., Ltd.	156,900	220,826
	Kyodo Printing Co., Ltd.	540,000	1,640,531
#	Kyodo Shiryo Co., Ltd.	408,000	512,104
#	Kyoei Sangyo Co., Ltd.	97,000	174,455
	Kyoei Steel, Ltd.	92,700	1,662,779
#*	Kyoei Tanker Co., Ltd.	111,000	302,950
#*	Kyokuto Boeki Kaisha, Ltd.	58,000	170,402
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,213,782
#	Kyokuto Securities Co., Ltd.	133,000	2,199,098
#	Kyokuyo Co., Ltd.	208,000	477,477
	KYORIN Holdings, Inc.	214,000	5,194,942
#	Kyoritsu Maintenance Co., Ltd.	55,660	1,633,492
	Kyoritsu Printing Co., Ltd.	5,400	13,925
	Kyosan Electric Manufacturing Co., Ltd.	278,000	967,745
	Kyoto Kimono Yuzen Co., Ltd.	59,700	665,918

	Kyowa Electronics Instruments Co., Ltd.	56,000	$176,955
#	Kyowa Exeo Corp.	482,300	5,187,145
	Kyowa Leather Cloth Co., Ltd.	71,700	241,577
	Kyudenko Corp.	216,000	974,741
	LAC Co., Ltd.	39,200	285,250
	Land Business Co., Ltd.	12,500	111,003
	Lasertec Corp.	49,200	944,575
	LEC, Inc.	42,800	582,947
#	Life Corp.	183,400	2,670,630
	Lintec Corp.	238,400	4,556,326
#	Lion Corp.	57,000	317,915
*	Lonseal Corp.	116,000	175,758
	Look, Inc.	219,000	905,947
	Macnica, Inc.	56,400	1,150,107
#	Macromill, Inc.	105,800	1,328,552
#	Maeda Corp.	845,000	3,424,911
	Maeda Road Construction Co., Ltd.	356,000	4,872,034
	Maezawa Industries, Inc.	35,700	91,019
	Maezawa Kasei Industries Co., Ltd.	50,700	533,813
#	Maezawa Kyuso Industries Co., Ltd.	52,800	700,834
#	Makino Milling Machine Co., Ltd.	557,000	3,483,637
	Mamiya-Op Co., Ltd.	285,000	637,747
	Mandom Corp.	101,000	3,591,557
	Mani, Inc.	12,100	427,769
#	Marche Corp.	23,000	196,175
#	Mars Engineering Corp.	48,400	1,031,030
	Marubeni Construction Material Lease Co., Ltd.	75,000	157,283
	Marubun Corp.	98,500	462,120
	Marudai Food Co., Ltd.	501,000	1,706,007
#*	Maruei Department Store Co., Ltd.	167,000	202,950
#	Maruetsu, Inc. (The)	375,000	1,397,099
	Marufuji Sheet Piling Co., Ltd.	7,000	17,269
#	Maruha Nichiro Holdings, Inc.	2,266,069	4,333,647
	Maruka Machinery Co., Ltd.	28,100	398,157
#	Marusan Securities Co., Ltd.	384,300	2,938,980
#	Maruwa Co., Ltd.	53,100	1,484,616
	Maruwn Corp.	42,200	109,276
#	Maruyama Manufacturing Co., Inc.	237,000	694,677
#*	Maruzen CHI Holdings Co., Ltd.	29,800	77,526
#	Maruzen Co., Ltd.	46,000	413,466
	Maruzen Showa Unyu Co., Ltd.	309,000	1,140,361
#	Marvelous AQL, Inc.	1,634	1,052,678
#	Matsuda Sangyo Co., Ltd.	82,582	1,265,514
	Matsui Construction Co., Ltd.	128,600	481,235
#	Matsumotokiyoshi Holdings Co., Ltd.	169,800	4,867,362
#*	Matsuya Co., Ltd.	79,000	1,326,814
#	Matsuya Foods Co., Ltd.	47,300	830,212
	Max Co., Ltd.	192,000	2,379,595
	Maxvalu Nishinihon Co., Ltd.	2,400	32,178
#	Maxvalu Tokai Co., Ltd.	57,500	797,326
#	MEC Co., Ltd.	80,400	455,216
#	Medical System Network Co., Ltd.	78,200	407,818
#	Megane TOP Co., Ltd.	141,300	1,965,673

	Megmilk Snow Brand Co., Ltd.	245,000	$3,887,756
#	Meidensha Corp.	984,050	2,972,881
#	Meiji Shipping Co., Ltd.	114,200	602,706
#	Meiko Electronics Co., Ltd.	70,200	486,667
	Meiko Network Japan Co., Ltd.	60,700	841,822
#	Meisei Electric Co., Ltd.	307,000	304,005
#	Meisei Industrial Co., Ltd.	218,000	921,811
	Meitec Corp.	156,900	3,973,719
	Meito Sangyo Co., Ltd.	57,300	607,932
	Meito Transportation Co., Ltd.	22,000	152,082
#	Meiwa Corp.	166,400	741,059
#	Meiwa Estate Co., Ltd.	53,700	339,559
#	Melco Holdings, Inc.	73,600	1,291,130
	Mesco, Inc.	30,000	186,623
#	Message Co., Ltd.	784	2,107,263
	Michinoku Bank, Ltd. (The)	775,000	1,940,123
*	Micronics Japan Co., Ltd.	8,000	28,838
	Mie Bank, Ltd. (The)	365,000	883,232
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,754,650
	Mikuni Corp.	108,000	255,681
	Milbon Co., Ltd.	50,514	1,780,152
	Mimasu Semiconductor Industry Co., Ltd.	92,181	894,191
	Minato Bank, Ltd. (The)	1,076,000	1,983,374
#	Minebea Co., Ltd.	1,957,000	6,738,481
	Ministop Co., Ltd.	86,700	1,406,635
	Miraial Co., Ltd.	27,300	487,888
	Mirait Holdings Corp.	346,385	3,547,938
	Miroku Jyoho Service Co., Ltd.	105,000	411,863
#	Misawa Homes Co., Ltd.	128,200	2,012,531
	Mitani Corp.	57,700	1,046,118
#	Mito Securities Co., Ltd.	272,000	1,612,381
	Mitsuba Corp.	192,690	2,084,067
#*	Mitsubishi Kakoki Kaisha, Ltd.	356,000	772,139
#	Mitsubishi Nichiyu Forklift Co., Ltd.	143,000	608,779
	Mitsubishi Paper Mills, Ltd.	1,471,000	1,459,509
	Mitsubishi Pencil Co., Ltd.	104,500	1,916,849
#	Mitsubishi Research Institute, Inc.	15,200	333,268
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,820,701
	Mitsubishi Steel Manufacturing Co., Ltd.	727,000	1,557,174
	Mitsuboshi Belting Co., Ltd.	291,000	1,547,619
#	Mitsui Engineering & Shipbuilding Co., Ltd.	4,072,000	7,411,980
	Mitsui High-Tec, Inc.	139,600	1,056,884
	Mitsui Home Co., Ltd.	170,000	902,092
	Mitsui Knowledge Industry Co., Ltd.	3,643	625,212
#	Mitsui Matsushima Co., Ltd.	737,000	1,449,907
	Mitsui Mining & Smelting Co., Ltd.	3,155,000	7,332,093
	Mitsui Sugar Co., Ltd.	516,850	1,632,908
#	Mitsui-Soko Co., Ltd.	413,000	2,559,270
*	Mitsumi Electric Co., Ltd.	522,000	2,904,289
	Mitsumura Printing Co., Ltd.	93,000	270,344
	Mitsuuroko Holdings Co., Ltd.	182,700	996,643
#	Miura Co., Ltd.	151,700	3,921,700
#	Miyachi Corp.	50,600	464,214

#*	Miyaji Engineering Group, Inc.	779,175	$1,331,586
	Miyazaki Bank, Ltd. (The)	863,000	2,558,321
#	Miyoshi Oil & Fat Co., Ltd.	356,000	607,408
#	Mizuno Corp.	497,000	2,254,680
#	Mochida Pharmaceutical Co., Ltd.	295,000	3,808,439
#	Modec, Inc.	14,000	421,755
#	Monex Group, Inc.	2,048	830,172
*	Money Partners Group Co., Ltd.	92	24,446
	Monogatari Corp. (The)	17,600	580,578
#	Mori Seiki Co., Ltd.	541,700	6,631,952
#	Morinaga & Co., Ltd.	952,000	2,096,333
	Morinaga Milk Industry Co., Ltd.	1,059,000	3,267,538
	Morishita Jintan Co., Ltd.	45,800	221,597
	Morita Holdings Corp.	239,000	2,150,682
	Morozoff, Ltd.	134,000	443,421
	Mory Industries, Inc.	156,000	482,276
#	MOS Food Services, Inc.	111,400	2,365,790
#	Moshi Moshi Hotline, Inc.	236,300	3,371,691
	Mr Max Corp.	119,000	431,074
#	MTI, Ltd.	11,000	119,949
	Murakami Corp.	9,000	128,384
#	Musashi Seimitsu Industry Co., Ltd.	116,100	2,645,212
	Musashino Bank, Ltd. (The)	177,100	7,006,611
#	Mutoh Holdings Co., Ltd.	160,000	420,236
#	NAC Co., Ltd.	50,800	825,765
	Nachi-Fujikoshi Corp.	913,000	3,942,613
	Nafco Co., Ltd.	27,200	493,033
	Nagaileben Co., Ltd.	58,000	884,439
	Nagano Bank, Ltd. (The)	490,000	960,129
	Nagano Keiki Co., Ltd.	5,500	40,552
	Nagase & Co., Ltd.	23,400	290,176
	Nagatanien Co., Ltd.	123,000	1,165,721
#	Nagawa Co., Ltd.	8,000	143,218
#*	Naigai Co., Ltd.	2,499,000	1,810,199
	Nakabayashi Co., Ltd.	217,000	469,671
#	Nakamuraya Co., Ltd.	183,000	846,452
	Nakanishi, Inc.	3,600	452,288
	Nakano Corp.	5,500	14,263
*	Nakayama Steel Works, Ltd.	639,000	504,925
	Nakayamafuku Co., Ltd.	5,800	42,669
	Nakayo Telecommunications, Inc.	460,000	1,442,039
	Namura Shipbuilding Co., Ltd.	122,700	711,564
	Nanto Bank, Ltd. (The)	713,000	3,419,630
	Narasaki Sangyo Co., Ltd.	56,000	116,842
#	Natori Co., Ltd.	17,100	173,412
	NDS Co., Ltd.	222,000	704,430
	NEC Capital Solutions, Ltd.	45,100	1,109,346
	NEC Fielding, Ltd.	95,000	1,215,892
	NEC Mobiling, Ltd.	46,800	3,106,519
	NEC Networks & System Integration Corp.	133,300	2,613,490
#	NET One Systems Co., Ltd.	472,900	4,168,548
	Neturen Co., Ltd.	152,800	1,131,708
#*	New Japan Chemical Co., Ltd.	172,700	484,262

	New Real Property K.K.	43,900	$—
#	Next Co., Ltd.	42,400	430,141
	Nice Holdings, Inc.	460,000	1,255,691
	Nichia Steel Works, Ltd.	175,900	526,266
#	Nichias Corp.	538,000	3,240,165
	Nichiban Co., Ltd.	122,000	464,579
#	Nichicon Corp.	297,700	2,556,897
	Nichiden Corp.	24,000	609,612
	Nichiha Corp.	124,880	1,865,327
#	Nichii Gakkan Co.	254,400	2,212,804
	Nichimo Co., Ltd.	170,000	372,813
	Nichirei Corp.	1,248,000	7,484,155
	Nichireki Co., Ltd.	133,000	900,999
#	Nidec Copal Corp.	91,800	630,469
	Nidec Copal Electronics Corp.	69,000	332,982
	Nidec-Tosok Corp.	109,300	726,619
#	Nifco, Inc.	260,300	5,951,310
#	NIFTY Corp.	413	675,856
#	Nihon Chouzai Co., Ltd.	19,110	470,459
#	Nihon Dempa Kogyo Co., Ltd.	101,000	1,041,154
	Nihon Kagaku Sangyo Co., Ltd.	78,000	510,745
	Nihon Kohden Corp.	180,400	6,373,298
#	Nihon M&A Center, Inc.	51,900	2,289,817
#	Nihon Nohyaku Co., Ltd.	252,000	1,712,360
#	Nihon Parkerizing Co., Ltd.	263,000	4,602,815
#	Nihon Plast Co., Ltd.	1,600	9,140
	Nihon Tokushu Toryo Co., Ltd.	56,000	232,160
	Nihon Trim Co., Ltd.	15,250	501,716
	Nihon Unisys, Ltd.	186,675	1,537,950
	Nihon Yamamura Glass Co., Ltd.	491,000	957,684
	Niitaka Co., Ltd.	7,260	81,007
	Nikkato Corp.	700	3,224
#	Nikkiso Co., Ltd.	350,000	4,178,022
	Nikko Co., Ltd.	142,000	533,898
	Nippo Corp.	311,000	3,839,434
	Nippon Beet Sugar Manufacturing Co., Ltd.	604,000	1,190,461
#	Nippon Carbon Co., Ltd.	645,000	1,515,551
#	Nippon Ceramic Co., Ltd.	88,600	1,554,992
*	Nippon Chemi-Con Corp.	781,000	2,109,793
*	Nippon Chemical Industrial Co., Ltd.	472,000	594,499
	Nippon Chemiphar Co., Ltd.	151,000	1,006,388
	Nippon Chutetsukan K.K.	113,000	306,547
#	Nippon Chuzo K.K.	111,000	152,848
#	Nippon Coke & Engineering Co., Ltd.	1,388,000	1,855,305
#*	Nippon Columbia Co., Ltd.	788,000	335,503
#	Nippon Concrete Industries Co., Ltd.	180,000	591,474
*	Nippon Conveyor Co., Ltd.	194,000	169,511
	Nippon Denko Co., Ltd.	490,000	1,626,152
	Nippon Densetsu Kogyo Co., Ltd.	193,000	2,040,432
	Nippon Felt Co., Ltd.	67,200	305,999
#	Nippon Filcon Co., Ltd.	70,900	286,747
#	Nippon Fine Chemical Co., Ltd.	85,600	583,571
	Nippon Flour Mills Co., Ltd.	633,000	2,884,049

#	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	$620,798
#	Nippon Gas Co., Ltd.	151,600	1,847,634
	Nippon Hume Corp.	112,000	706,379
	Nippon Jogesuido Sekkei Co., Ltd.	29,500	381,555
#	Nippon Kanzai Co., Ltd.	43,000	684,044
#	Nippon Kasei Chemical Co., Ltd.	147,000	217,061
#*	Nippon Kinzoku Co., Ltd.	264,000	349,906
	Nippon Kodoshi Corp.	2,300	19,136
	Nippon Koei Co., Ltd.	364,000	1,483,807
	Nippon Konpo Unyu Soko Co., Ltd.	307,600	4,891,273
#*	Nippon Koshuha Steel Co., Ltd.	458,000	450,204
	Nippon Light Metal Holdings Co., Ltd.	2,648,500	3,030,294
#*	Nippon Paper Group, Inc.	148,100	2,306,503
	Nippon Parking Development Co., Ltd.	7,887	664,839
	Nippon Pillar Packing Co., Ltd.	112,000	929,440
#	Nippon Piston Ring Co., Ltd.	455,000	866,006
	Nippon Road Co., Ltd. (The)	389,000	1,700,670
	Nippon Seiki Co., Ltd.	231,400	3,161,858
	Nippon Seiro Co., Ltd.	64,000	168,967
#	Nippon Seisen Co., Ltd.	103,000	401,656
#	Nippon Sharyo, Ltd.	377,000	1,704,504
#*	Nippon Sheet Glass Co., Ltd.	5,258,000	5,856,885
#	Nippon Shinyaku Co., Ltd.	265,000	3,773,833
#	Nippon Signal Co., Ltd.	286,200	2,248,061
	Nippon Soda Co., Ltd.	761,000	3,594,716
	Nippon Steel Trading Co., Ltd.	294,000	944,780
#	Nippon Suisan Kaisha, Ltd.	1,282,800	2,487,625
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	278,000	2,368,580
	Nippon Systemware Co., Ltd.	27,900	118,846
#	Nippon Thompson Co., Ltd.	375,000	1,914,120
	Nippon Tungsten Co., Ltd.	80,000	128,905
#	Nippon Valqua Industries, Ltd.	449,000	1,164,215
*	Nippon Yakin Kogyo Co., Ltd.	754,500	1,000,464
#	Nipro Corp.	728,700	6,533,322
	Nishikawa Rubber Co., Ltd.	9,300	158,600
	Nishimatsu Construction Co., Ltd.	1,855,000	3,152,501
	Nishimatsuya Chain Co., Ltd.	290,300	2,356,481
	Nishio Rent All Co., Ltd.	84,700	1,545,860
#	Nissan Shatai Co., Ltd.	68,023	833,792
#	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	825,474
	Nissei ASB Machine Co., Ltd.	13,200	156,281
#	Nissei Corp.	37,900	332,879
	Nissei Plastic Industrial Co., Ltd.	318,600	2,507,718
#	Nissen Holdings Co., Ltd.	195,691	771,197
#*	Nissha Printing Co., Ltd.	37,400	689,344
	Nisshin Fudosan Co.	105,500	818,738
#	Nisshin Oillio Group, Ltd. (The)	616,000	2,263,458
*	Nisshin Steel Holdings Co., Ltd.	318,892	2,528,511
	Nisshinbo Holdings, Inc.	778,000	5,426,387
	Nissin Corp.	366,000	1,050,529
#	Nissin Electric Co., Ltd.	262,000	1,245,267
#	Nissin Kogyo Co., Ltd.	200,500	3,349,082
	Nissin Sugar Co., Ltd.	18,300	448,596

	Nissui Pharmaceutical Co., Ltd.	70,500	$790,504
	Nitchitsu Co., Ltd.	58,000	114,297
	Nitta Corp.	111,800	2,130,288
	Nittan Valve Co., Ltd.	82,800	301,144
	Nittetsu Mining Co., Ltd.	375,000	1,919,456
#*	Nitto Boseki Co., Ltd.	727,000	2,782,514
	Nitto FC Co., Ltd.	72,000	470,298
	Nitto Fuji Flour Milling Co., Ltd.	64,000	217,344
	Nitto Kogyo Corp.	149,000	2,214,998
#	Nitto Kohki Co., Ltd.	68,300	1,313,526
	Nitto Seiko Co., Ltd.	130,000	446,223
#	Nittoc Construction Co., Ltd.	143,500	538,194
#	Nittoku Engineering Co., Ltd.	79,500	838,986
	Noda Corp.	166,900	851,911
#	Noevir Holdings Co., Ltd.	62,100	1,060,982
	NOF Corp.	808,000	3,997,505
	Nohmi Bosai, Ltd.	131,000	1,038,229
	Nomura Co., Ltd.	214,000	1,183,028
#	Noritake Co. Ltd/Nagoya Japan	588,000	1,454,593
	Noritsu Koki Co., Ltd.	101,700	474,193
	Noritz Corp.	163,000	3,246,011
	North Pacific Bank, Ltd.	770,300	2,605,446
	NS Solutions Corp.	95,500	1,842,479
#*	NS United Kaiun Kaisha, Ltd.	568,000	996,254
	NSD Co., Ltd.	199,400	2,261,985
#	NTN Corp.	2,638,000	7,081,877
#	Nuflare Technology, Inc.	151	905,626
	Obara Group, Inc.	58,700	1,126,133
#	Obayashi Road Corp.	175,000	701,127
	OBIC Business Consultants, Ltd.	24,400	1,368,560
	Odelic Co., Ltd.	11,300	413,132
	Oenon Holdings, Inc.	316,000	828,098
	Ogaki Kyoritsu Bank, Ltd. (The)	1,749,000	6,504,981
#	Ohara, Inc.	47,600	327,687
	Ohashi Technica, Inc.	1,700	16,142
#	Ohsho Food Service Corp.	40,400	1,250,297
#	OIE Sangyo Co., Ltd.	20,900	183,916
#	Oiles Corp.	136,742	2,600,555
	Oita Bank, Ltd. (The)	932,900	3,574,197
	Okabe Co., Ltd.	217,600	2,029,438
	Okamoto Industries, Inc.	403,000	1,377,349
*	Okamoto Machine Tool Works, Ltd.	166,000	223,264
	Okamura Corp.	349,900	2,519,835
#	Okasan Securities Group, Inc.	832,000	8,073,367
#	Okaya Electric Industries Co., Ltd.	73,000	269,716
*	OKI Electric Cable Co., Ltd.	90,000	133,411
	Okinawa Cellular Telephone Co.	18,300	437,404
	Okinawa Electric Power Co., Inc. (The)	84,671	2,915,911
	OKK Corp.	393,000	642,166
#	OKUMA Corp.	761,000	5,655,839
	Okumura Corp.	927,400	3,737,431
	Okura Industrial Co., Ltd.	305,000	1,472,818
	Okuwa Co., Ltd.	120,000	1,362,424

	Olympic Corp.	64,900	$481,165
	ONO Sokki Co., Ltd.	114,000	545,067
	Onoken Co., Ltd.	72,000	674,811
#	Onward Holdings Co., Ltd.	750,000	6,743,805
	OPT, Inc.	34,600	334,556
	Optex Co., Ltd.	56,100	731,902
	Organo Corp.	219,000	1,225,464
#	Origin Electric Co., Ltd.	163,000	648,847
	Osaka Organic Chemical Industry, Ltd.	66,000	301,732
	Osaka Steel Co., Ltd.	77,700	1,338,606
#	Osaka Titanium Technologies Co., Ltd.	95,900	1,954,027
#	Osaki Electric Co., Ltd.	173,000	908,652
#	OSG Corp.	393,900	5,441,468
	Otsuka Kagu, Ltd.	39,900	405,464
	OUG Holdings, Inc.	12,000	20,441
	Oyo Corp.	105,600	1,784,078
	Pacific Industrial Co., Ltd.	199,200	1,196,735
#	Pacific Metals Co., Ltd.	798,000	4,126,304
	Pack Corp. (The)	72,600	1,440,735
	Pal Co., Ltd.	61,100	1,711,232
	Paltac Corp.	188,134	2,421,056
	PanaHome Corp.	447,200	3,199,291
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	502,421
	Panasonic Information Systems	15,500	367,206
#	Parco Co., Ltd.	90,700	957,221
	Paris Miki Holdings, Inc.	163,300	887,038
#*	Pasco Corp.	107,000	406,473
	Pasona Group, Inc.	980	497,241
	PCA Corp.	17,500	205,305
#	Penta-Ocean Construction Co., Ltd.	1,598,500	4,114,868
#*	PIA Corp.	7,600	132,897
	Pigeon Corp.	95,800	6,718,122
	Pilot Corp.	795	2,111,223
	Piolax, Inc.	55,600	1,517,424
#*	Pioneer Corp.	1,611,000	2,948,175
	Plenus Co., Ltd.	112,700	1,822,046
#	Point, Inc.	91,220	4,505,816
#	Poplar Co., Ltd.	25,760	155,935
#	Press Kogyo Co., Ltd.	555,000	2,883,702
#	Pressance Corp.	33,800	1,174,788
	Prestige International, Inc.	23,500	249,370
#	Prima Meat Packers, Ltd.	874,000	2,121,168
	Pronexus, Inc.	133,200	984,148
#	Proto Corp.	57,200	868,664
	PS Mitsubishi Construction Co., Ltd.	5,300	25,229
	Qol Co., Ltd.	200	1,954
	Raito Kogyo Co., Ltd.	282,100	1,361,916
#*	Rasa Industries, Ltd.	430,000	606,197
#	Relo Holdings, Inc.	27,800	1,210,924
#	Renaissance, Inc.	27,700	219,813
#*	Renesas Electronics Corp.	47,200	124,952
#	Rengo Co., Ltd.	1,197,000	6,127,549
#*	Renown, Inc.	326,600	474,570

	Resort Solution Co., Ltd.	180,000	$449,710
#	Resorttrust, Inc.	190,308	5,406,793
	Rheon Automatic Machinery Co., Ltd.	64,000	143,851
	Rhythm Watch Co., Ltd.	658,000	1,158,191
#	Ricoh Leasing Co., Ltd.	97,500	2,716,362
	Right On Co., Ltd.	78,225	594,986
	Riken Corp.	498,000	2,096,866
	Riken Keiki Co., Ltd.	81,400	573,121
	Riken Technos Corp.	197,000	541,658
#	Riken Vitamin Co., Ltd.	79,200	1,952,740
#	Ringer Hut Co., Ltd.	43,400	547,844
	Rion Co., Ltd.	5,000	45,695
	Riso Kagaku Corp.	89,500	1,797,018
#	Riso Kyoiku Co., Ltd.	10,591	1,050,381
	Rock Field Co., Ltd.	54,300	1,150,190
	Rohto Pharmaceutical Co., Ltd.	432,000	6,006,992
#	Rokko Butter Co., Ltd.	16,900	116,794
	Roland Corp.	92,800	798,587
#	Roland DG Corp.	58,600	850,817
#	Round One Corp.	404,700	2,993,351
#	Royal Holdings Co., Ltd.	143,900	2,097,010
#	Ryobi, Ltd.	710,200	1,767,204
	Ryoden Trading Co., Ltd.	171,000	1,117,314
	Ryohin Keikaku Co., Ltd.	57,300	4,514,107
	Ryosan Co., Ltd.	184,300	3,579,167
	Ryoyo Electro Corp.	113,200	1,033,520
	S Foods, Inc.	77,762	748,312
*	S Science Co., Ltd.	2,340,000	99,432
#*	Sagami Chain Co., Ltd.	46,000	378,264
	Saibu Gas Co., Ltd.	1,403,000	3,289,335
#	Saizeriya Co., Ltd.	166,500	2,307,203
	Sakai Chemical Industry Co., Ltd.	512,000	1,630,827
#	Sakai Heavy Industries, Ltd.	224,000	701,234
	Sakai Moving Service Co., Ltd.	7,400	175,438
#	Sakai Ovex Co., Ltd.	307,000	491,587
	Sakata INX Corp.	225,000	1,457,073
	Sakata Seed Corp.	167,800	2,214,581
#	Sala Corp.	128,500	702,398
	San Holdings, Inc.	14,000	212,326
#	San-A Co., Ltd.	44,600	2,036,330
	San-Ai Oil Co., Ltd.	296,000	1,492,446
	San-In Godo Bank, Ltd. (The)	902,000	7,784,987
#	Sanden Corp.	182,000	754,201
#	Sanei Architecture Planning Co., Ltd.	33,800	378,236
	Sangetsu Co., Ltd.	142,925	3,828,334
#	Sanken Electric Co., Ltd.	610,000	2,461,052
	Sanki Engineering Co., Ltd.	340,000	1,831,967
#	Sanko Marketing Foods Co., Ltd.	276	303,566
#	Sanko Metal Industrial Co., Ltd.	136,000	329,473
	Sankyo Seiko Co., Ltd.	175,000	622,029
*	Sankyo Tateyama, Inc.	171,000	3,547,065
	Sankyu, Inc.	1,475,000	6,692,609
	Sanoh Industrial Co., Ltd.	138,700	960,929

	Sanritsu Corp.	9,900	$65,145
	Sanshin Electronics Co., Ltd.	150,300	1,012,713
	Sanwa Holdings Corp.	1,215,000	6,314,546
	Sanyo Chemical Industries, Ltd.	305,000	1,675,903
#	Sanyo Denki Co., Ltd.	223,000	1,619,269
	Sanyo Electric Railway Co., Ltd.	53,000	206,166
	Sanyo Engineering & Construction, Inc.	48,000	163,073
	Sanyo Housing Nagoya Co., Ltd.	48,200	716,388
	Sanyo Industries, Ltd.	92,000	181,341
	Sanyo Shokai, Ltd.	678,000	2,150,786
#	Sanyo Special Steel Co., Ltd.	581,300	2,076,352
	Sapporo Holdings, Ltd.	1,751,000	7,455,012
#*	Sasebo Heavy Industries Co., Ltd.	681,000	851,222
#*	Sata Construction Co., Ltd.	384,000	315,507
#	Sato Holdings Corp.	115,100	2,082,962
	Sato Shoji Corp.	65,300	412,499
	Satori Electric Co., Ltd.	79,080	430,013
*	Sawada Holdings Co., Ltd.	34,800	346,171
#	Sawai Pharmaceutical Co., Ltd.	14,000	1,663,035
#	Saxa Holdings, Inc.	307,000	587,550
	Scroll Corp.	144,500	445,763
	Secom Joshinetsu Co., Ltd.	33,900	864,645
	Seibu Electric Industry Co., Ltd.	67,000	305,510
	Seika Corp.	314,000	840,197
#	Seikagaku Corp.	179,800	1,949,923
#*	Seikitokyu Kogyo Co., Ltd.	610,000	540,175
#	Seiko Holdings Corp.	18,407	87,544
	Seino Holdings Co., Ltd.	763,000	6,625,378
	Seiren Co., Ltd.	284,900	1,837,978
	Sekisui Jushi Corp.	165,000	2,161,566
	Sekisui Plastics Co., Ltd.	228,000	606,733
#	Senko Co., Ltd.	487,000	2,542,041
	Senshu Electric Co., Ltd.	37,300	532,214
#	Senshu Ikeda Holdings, Inc.	561,100	3,194,317
#	Senshukai Co., Ltd.	176,400	1,443,040
#	Septeni Holdings Co., Ltd.	474	560,371
#	Seria Co., Ltd.	95,700	2,391,463
*	Seven Seas Holdings Co., Ltd.	187,200	49,823
	Shibaura Electronics Co., Ltd.	15,500	204,698
#*	Shibaura Mechatronics Corp.	191,000	404,329
#	Shibusawa Warehouse Co., Ltd. (The)	250,000	1,540,859
	Shibuya Kogyo Co., Ltd.	80,200	750,696
#	Shidax Corp.	76,600	411,141
	Shiga Bank, Ltd. (The)	206,000	1,420,867
#	Shikibo, Ltd.	794,000	1,015,684
	Shikoku Bank, Ltd. (The)	948,000	3,016,219
#	Shikoku Chemicals Corp.	216,000	1,408,339
#	Shima Seiki Manufacturing, Ltd.	149,800	3,388,420
	Shimachu Co., Ltd.	258,400	6,222,769
	SHIMANE BANK, Ltd. (The)	13,900	199,276
	Shimizu Bank, Ltd. (The)	44,400	1,333,670
	Shimojima Co., Ltd.	23,800	256,061
	Shin Nippon Air Technologies Co., Ltd.	88,780	537,491

	Shin-Etsu Polymer Co., Ltd.	238,200	$931,834
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	738,009
	Shinagawa Refractories Co., Ltd.	224,000	492,547
#	Shindengen Electric Manufacturing Co., Ltd.	410,000	1,659,194
	Shinkawa, Ltd.	68,300	346,930
#	Shinko Electric Industries Co., Ltd.	391,800	3,270,448
	Shinko Plantech Co., Ltd.	221,300	1,790,509
	Shinko Shoji Co., Ltd.	125,200	1,201,647
	Shinko Wire Co., Ltd.	184,000	284,187
	Shinmaywa Industries, Ltd.	466,000	3,698,727
	Shinnihon Corp.	194,800	523,258
	Shinsho Corp.	244,000	485,123
	Shinwa Co., Ltd.	7,300	83,930
#	Ship Healthcare Holdings, Inc.	184,300	6,521,311
	Shiroki Corp.	285,000	701,126
	Shizuki Electric Co., Inc.	103,000	374,531
	Shizuoka Gas Co., Ltd.	301,000	2,070,491
#	SHO-BOND Holdings Co., Ltd.	92,900	3,386,065
	Shobunsha Publications, Inc.	299,300	1,858,352
#	Shochiku Co., Ltd.	274,400	2,814,891
#	Shoei Foods Corp.	44,000	365,995
	Shofu, Inc.	17,400	175,594
	Shoko Co., Ltd.	390,000	595,252
#	Showa Aircraft Industry Co., Ltd.	103,000	1,139,936
	Showa Corp.	320,400	3,443,502
#	Showa Sangyo Co., Ltd.	524,000	1,807,204
#	Siix Corp.	87,200	1,356,699
	Simplex Holdings, Inc.	1,925	690,237
	Sinanen Co., Ltd.	255,000	1,096,026
#	Sinfonia Technology Co., Ltd.	574,000	1,010,799
	Sinko Industries, Ltd.	45,500	436,311
	Sintokogio, Ltd.	253,700	2,287,182
	SKY Perfect JSAT Holdings, Inc.	8,199	3,882,326
#	SMK Corp.	337,000	955,073
	SNT Corp.	110,200	490,189
	Soda Nikka Co., Ltd.	67,000	294,381
	Sodick Co., Ltd.	256,500	1,592,384
#	Soft99 Corp.	70,600	475,471
	Softbank Technology Corp.	500	5,519
	Software Service, Inc.	6,400	260,228
#	Sogo Medical Co., Ltd.	27,700	979,670
#	Sohgo Security Services Co., Ltd.	338,100	4,961,187
	Somar Corp.	42,000	92,808
	Soshin Electric Co., Ltd.	4,600	16,321
#	Sotetsu Holdings, Inc.	597,000	2,230,031
	Sotoh Co., Ltd.	49,700	479,894
	Space Co., Ltd.	73,420	662,556
	SPK Corp.	17,200	323,317
#	Square Enix Holdings Co., Ltd.	175,900	1,888,513
	SRA Holdings, Inc.	50,100	577,140
	ST Corp.	78,900	851,674
#	St Marc Holdings Co., Ltd.	45,300	2,166,378
#	Star Micronics Co., Ltd.	212,500	2,106,539

#	Starbucks Coffee Japan, Ltd.	794	$691,868
#	Start Today Co., Ltd.	279,900	3,559,429
	Starts Corp., Inc.	28,500	288,296
#	Starzen Co., Ltd.	310,000	883,563
#	Stella Chemifa Corp.	51,800	993,630
	Step Co., Ltd.	30,000	240,612
#	Studio Alice Co., Ltd.	53,000	772,092
	Subaru Enterprise Co., Ltd.	59,000	217,794
	Sugimoto & Co., Ltd.	34,100	297,027
	Sumida Corp.	67,049	371,727
	Sumikin Bussan Corp.	527,000	1,802,060
	Suminoe Textile Co., Ltd.	328,000	815,332
	Sumitomo Bakelite Co., Ltd.	1,088,000	4,582,703
#	Sumitomo Densetsu Co., Ltd.	98,100	1,349,402
#	Sumitomo Forestry Co., Ltd.	436,666	4,848,734
	Sumitomo Light Metal Industries, Ltd.	2,296,000	2,352,681
#*	Sumitomo Mitsui Construction Co., Ltd.	1,744,000	1,436,871
	Sumitomo Osaka Cement Co., Ltd.	2,202,000	6,454,731
#	Sumitomo Pipe & Tube Co., Ltd.	108,100	869,161
	Sumitomo Precision Products Co., Ltd.	180,000	804,531
#	Sumitomo Real Estate Sales Co., Ltd.	51,570	3,099,052
#	Sumitomo Seika Chemicals Co., Ltd.	253,000	1,006,616
#	Sumitomo Warehouse Co., Ltd. (The)	745,000	5,161,569
	Sun-Wa Technos Corp.	12,600	110,551
	Suncall Corp.	17,000	86,104
*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,719,259
#*	SxL Corp.	590,000	1,028,217
	Systena Corp.	111,100	1,030,031
	T Hasegawa Co., Ltd.	122,100	1,812,454
	T RAD Co., Ltd.	365,000	990,100
	T&K Toka Co., Ltd.	20,500	441,740
	Tachi-S Co., Ltd.	129,440	2,303,446
	Tachibana Eletech Co., Ltd.	62,600	649,468
	Tachikawa Corp.	50,800	267,555
	Tact Home Co., Ltd.	533	845,898
	Tadano, Ltd.	578,579	6,569,915
	Taihei Dengyo Kaisha, Ltd.	193,000	1,241,287
	Taihei Kogyo Co., Ltd.	274,000	993,086
#	Taiheiyo Kouhatsu, Inc.	333,000	426,273
#	Taiho Kogyo Co., Ltd.	98,300	1,285,804
	Taikisha, Ltd.	160,400	3,604,037
	Taiko Bank, Ltd. (The)	168,000	460,383
	Taiko Pharmaceutical Co., Ltd.	39,300	371,339
#	Taisei Lamick Co., Ltd.	25,100	646,420
	Taiyo Holdings Co., Ltd.	82,400	2,389,604
#	Taiyo Yuden Co., Ltd.	617,100	7,867,360
	Takada Kiko Co., Ltd.	194,000	426,127
#	Takagi Securities Co., Ltd.	237,000	857,779
	Takamatsu Construction Group Co., Ltd.	90,500	1,378,584
	Takano Co., Ltd.	51,100	242,791
#	Takaoka Toko Holdings Co., Ltd.	44,820	706,914
#	Takara Holdings, Inc.	834,500	7,089,956
#	Takara Leben Co., Ltd.	168,200	2,658,135

	Takara Printing Co., Ltd.	38,055	$307,443
	Takara Standard Co., Ltd.	503,000	3,951,624
	Takasago International Corp.	406,000	2,258,312
	Takasago Thermal Engineering Co., Ltd.	312,900	2,599,326
#	Takashima & Co., Ltd.	188,000	570,602
	Take And Give Needs Co., Ltd.	5,017	726,217
	Takeei Corp.	27,100	928,650
#	Takeuchi Manufacturing Co., Ltd.	66,400	1,209,283
	Takigami Steel Construction Co., Ltd. (The)	50,000	157,559
#	Takihyo Co., Ltd.	74,000	341,061
	Takiron Co., Ltd.	304,000	1,147,660
	Takisawa Machine Tool Co., Ltd.	349,000	614,328
#	Takuma Co., Ltd.	371,000	2,262,865
	Tamron Co., Ltd.	83,700	1,802,367
	Tamura Corp.	410,000	861,778
*	Tanaka Chemical Corp.	1,100	4,342
#	Tanseisha Co., Ltd.	106,000	414,982
#	Tatsuta Electric Wire and Cable Co., Ltd.	237,000	1,427,122
	Tayca Corp.	153,000	478,049
#	Tbk Co., Ltd.	116,000	650,572
	TECHNO ASSOCIE Co., Ltd.	58,400	449,330
	Techno Medica Co., Ltd.	47	274,370
#	Techno Ryowa, Ltd.	71,390	316,291
#	Tecmo Koei Holdings Co., Ltd.	150,730	1,484,770
#	Teikoku Electric Manufacturing Co., Ltd.	34,600	694,921
	Teikoku Sen-I Co., Ltd.	116,000	1,086,096
	Teikoku Tsushin Kogyo Co., Ltd.	208,000	434,970
#*	Tekken Corp.	763,000	953,934
#	Temp Holdings Co., Ltd.	48,600	834,482
#*	Ten Allied Co., Ltd.	50,000	155,810
	Tenma Corp.	87,000	1,041,640
	Teraoka Seisakusho Co., Ltd.	53,600	219,277
	Thine Electronics, Inc.	3,300	20,694
	Tigers Polymer Corp.	59,000	255,090
#	Titan Kogyo K.K.	82,000	204,343
	TKC Corp.	108,500	2,012,602
	Toa Corp.	94,000	746,631
*	Toa Corp.	1,039,000	1,474,562
	Toa Oil Co., Ltd.	383,000	464,465
#	TOA ROAD Corp.	235,000	877,435
	Toabo Corp.	515,000	373,240
	Toagosei Co., Ltd.	1,106,000	4,846,803
#*	Tobishima Corp.	467,700	523,764
#	Tobu Store Co., Ltd.	205,000	580,639
#	TOC Co., Ltd.	435,250	3,413,515
	Tocalo Co., Ltd.	81,400	1,195,949
	Tochigi Bank, Ltd. (The)	742,000	3,007,952
#	Toda Corp.	1,127,000	2,690,760
#	Toda Kogyo Corp.	220,000	758,186
#	Toei Animation Co., Ltd.	22,000	535,763
	Toei Co., Ltd.	410,000	2,958,135
	Toenec Corp.	212,000	1,031,643
	Toho Bank, Ltd. (The)	1,211,200	3,928,039

See accompanying Notes to Financial Statements.

	Toho Co., Ltd.	181,000	$631,131
#	Toho Holdings Co., Ltd.	217,800	5,014,231
#	Toho Titanium Co., Ltd.	9,100	74,829
#	Toho Zinc Co., Ltd.	723,000	2,941,371
	Tohoku Bank, Ltd. (The)	525,000	917,634
	Tohokushinsha Film Corp.	9,400	77,004
#	Tohto Suisan Co., Ltd.	138,000	209,010
	Tokai Carbon Co., Ltd.	1,127,000	3,893,669
#	Tokai Corp/Gifu	36,900	1,134,607
	TOKAI Holdings Corp.	472,900	1,661,741
	Tokai Lease Co., Ltd.	141,000	300,151
	Tokai Rika Co., Ltd.	295,500	5,525,065
#	Tokai Rubber Industries, Ltd.	218,800	2,519,620
	Tokai Tokyo Financial Holdings, Inc.	1,152,000	8,533,150
	Token Corp.	43,050	2,909,102
	Tokushu Tokai Paper Co., Ltd.	547,580	1,285,821
#	Tokuyama Corp.	1,803,000	5,080,132
#	Tokyo Derica Co., Ltd.	46,700	616,551
#	Tokyo Dome Corp.	984,200	5,621,258
#	Tokyo Electron Device, Ltd.	342	554,461
	Tokyo Energy & Systems, Inc.	143,000	731,861
	Tokyo Keiki, Inc.	307,000	599,910
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,855,709
#	Tokyo Rakutenchi Co., Ltd.	218,000	1,044,827
#*	Tokyo Rope Manufacturing Co., Ltd.	752,000	925,188
	Tokyo Sangyo Co., Ltd.	80,000	260,062
#	Tokyo Seimitsu Co., Ltd.	212,400	4,455,387
	Tokyo Soir Co., Ltd.	34,000	103,528
#	Tokyo Steel Manufacturing Co., Ltd.	626,400	2,657,240
	Tokyo Tekko Co., Ltd.	225,000	876,554
#*	Tokyo Theatres Co., Inc.	429,000	918,526
#	Tokyo Tomin Bank, Ltd. (The)	202,700	2,476,363
#	Tokyotokeiba Co., Ltd.	95,000	402,668
	Tokyu Community Corp.	32,900	1,463,988
#*	Tokyu Construction Co., Ltd.	455,840	1,049,017
#	Tokyu Livable, Inc.	115,400	2,443,792
	Tokyu Recreation Co., Ltd.	77,000	414,967
	Toli Corp.	245,000	571,565
	Tomato Bank, Ltd.	464,000	869,803
	Tomen Devices Corp.	2,400	47,731
	Tomen Electronics Corp.	59,900	730,807
#	Tomoe Corp.	147,500	548,514
#	Tomoe Engineering Co., Ltd.	36,200	754,356
	Tomoegawa Co., Ltd.	125,000	245,211
	Tomoku Co., Ltd.	309,000	1,014,786
#	TOMONY Holdings, Inc.	813,550	3,535,903
#	Tomy Co., Ltd.	340,693	1,728,536
	Tonami Holdings Co., Ltd.	331,000	767,979
	Toppan Forms Co., Ltd.	273,200	2,654,746
	Topre Corp.	206,100	2,127,782
	Topy Industries, Ltd.	1,023,000	2,385,673
#	Toridoll.corp	94,500	968,711
	Torigoe Co., Ltd. (The)	86,600	592,130

	Torii Pharmaceutical Co., Ltd.	65,200	$1,627,116
#	Torishima Pump Manufacturing Co., Ltd.	108,200	879,062
	Tose Co., Ltd.	22,100	137,435
	Tosei Corp.	1,431	1,616,069
	Toshiba Machine Co., Ltd.	637,000	3,146,368
#	Toshiba Plant Systems & Services Corp.	228,450	2,807,499
	Toshiba TEC Corp.	631,000	3,745,181
#	Tosho Co., Ltd.	500	6,437
	Tosho Printing Co., Ltd.	243,000	517,500
#	Tosoh Corp.	2,648,000	7,585,659
#	Totetsu Kogyo Co., Ltd.	140,300	2,308,355
	Tottori Bank, Ltd. (The)	332,000	710,948
	Touei Housing Corp.	83,640	1,419,367
	Toukei Computer Co., Ltd.	26,810	380,891
	Towa Bank, Ltd. (The)	1,602,000	1,963,727
#	Towa Corp.	112,000	656,539
#	Towa Pharmaceutical Co., Ltd.	49,800	2,633,389
#	Toyo Construction Co., Ltd.	333,800	1,029,711
#	Toyo Corp.	152,500	2,228,862
#	Toyo Electric Manufacturing Co., Ltd.	207,000	724,159
#	Toyo Engineering Corp.	610,400	2,670,515
	Toyo Ink SC Holdings Co., Ltd.	1,054,000	5,026,735
#	Toyo Kanetsu K.K.	242,000	915,443
	Toyo Kohan Co., Ltd.	264,000	844,316
	Toyo Machinery & Metal Co., Ltd.	42,400	104,413
#	Toyo Securities Co., Ltd.	380,000	1,677,770
	Toyo Sugar Refining Co., Ltd.	157,000	175,821
#	Toyo Tanso Co., Ltd.	68,900	1,694,838
	Toyo Tire & Rubber Co., Ltd.	1,067,000	4,793,715
#	Toyo Wharf & Warehouse Co., Ltd.	315,000	691,429
#	Toyobo Co., Ltd.	4,525,000	7,713,140
#	TPR Co., Ltd.	117,900	1,830,319
	Trancom Co., Ltd.	28,900	827,857
*	Transcosmos, Inc.	137,700	2,051,416
	Trinity Industrial Corp.	19,000	74,703
	Trusco Nakayama Corp.	105,300	2,098,955
	TS Tech Co., Ltd.	243,300	6,929,906
	TSI Holdings Co., Ltd.	481,295	2,792,375
	Tsubakimoto Chain Co.	772,700	3,980,144
	Tsubakimoto Kogyo Co., Ltd.	113,000	316,428
#*	Tsudakoma Corp.	263,000	498,290
#	Tsugami Corp.	368,000	2,127,012
	Tsukamoto Corp. Co., Ltd.	190,000	357,259
	Tsukishima Kikai Co., Ltd.	127,000	1,187,886
	Tsukuba Bank, Ltd. (The)	377,600	2,061,933
#	Tsukui Corp.	170,000	2,422,350
	Tsurumi Manufacturing Co., Ltd.	94,000	814,605
	Tsutsumi Jewelry Co., Ltd.	49,300	1,369,355
	TTK Co., Ltd.	62,000	286,215
#	TV Asahi Corp.	11,900	228,196
	Tv Tokyo Holdings Corp.	34,800	407,915
	TYK Corp.	138,000	291,201
	U-Shin, Ltd.	147,200	1,016,369

	Ube Material Industries, Ltd.	226,000	$556,295
	Uchida Yoko Co., Ltd.	331,000	981,147
#	Ueki Corp.	392,000	851,722
	UKC Holdings Corp.	58,900	1,352,331
#*	Ulvac, Inc.	232,200	1,933,448
#	Umenohana Co., Ltd.	4,400	89,283
#*	Uniden Corp.	377,000	920,334
	Union Tool Co.	63,000	1,294,609
#	Unipres Corp.	193,400	4,347,773
#	United Arrows, Ltd.	100,000	3,422,630
*	Unitika, Ltd.	3,189,000	1,771,575
	Universal Entertainment Corp.	22,500	447,546
	Uoriki Co., Ltd.	1,500	17,984
#*	Usen Corp.	659,680	1,090,673
	Ushio, Inc.	48,100	492,407
	UT Holdings Co., Ltd.	698	483,914
	Utoc Corp.	92,900	319,273
	Valor Co., Ltd.	181,000	3,464,188
	Village Vanguard Co., Ltd.	207	352,373
	Vital KSK Holdings, Inc.	179,500	1,736,736
#	VT Holdings Co., Ltd.	145,600	1,578,242
#	Wacom Co., Ltd.	473	1,833,957
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,325,780
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	302,755
#	Wakita & Co., Ltd.	122,000	1,299,322
	Warabeya Nichiyo Co., Ltd.	80,760	1,306,299
	Watabe Wedding Corp.	42,300	339,605
#	WATAMI Co., Ltd.	116,400	2,168,508
#	Weathernews, Inc.	37,900	947,548
#	Welcia Holdings Co., Ltd.	42,000	2,156,781
	Wellnet Corp.	26,100	276,826
	Wood One Co., Ltd.	169,000	578,752
	Wowow, Inc.	200	550,845
#	Xebio Co., Ltd.	139,800	2,974,105
	Y.A.C. Co., Ltd.	37,700	215,541
	Yachiyo Bank, Ltd. (The)	61,500	2,109,202
	Yachiyo Industry Co., Ltd.	300	2,285
	Yahagi Construction Co., Ltd.	147,200	632,618
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	409,972
	YAMABIKO Corp.	34,482	818,475
	Yamagata Bank, Ltd. (The)	754,500	3,637,704
*	Yamaichi Electronics Co., Ltd.	75,700	129,444
	Yamanashi Chuo Bank, Ltd. (The)	870,000	3,981,569
#	Yamatane Corp.	535,000	1,138,938
	Yamato Corp.	82,000	315,837
	Yamato International, Inc.	20,400	93,287
	Yamaura Corp.	30,000	92,949
#	Yamaya Corp.	22,800	373,481
	Yamazen Corp.	305,500	2,020,811
	Yaoko Co., Ltd.	41,100	1,792,266
	Yashima Denki Co., Ltd.	2,700	11,358
	Yasuda Warehouse Co., Ltd. (The)	95,800	1,162,935
#	Yellow Hat, Ltd.	93,500	1,474,476

	Yodogawa Steel Works, Ltd.	786,500	$2,963,845
	Yokogawa Bridge Holdings Corp.	165,400	1,401,485
#	Yokohama Reito Co., Ltd.	234,100	2,248,799
	Yokowo Co., Ltd.	81,500	441,321
	Yomeishu Seizo Co., Ltd.	100,000	889,362
	Yomiuri Land Co., Ltd.	11,000	73,751
	Yondenko Corp.	132,800	467,678
	Yonex Co., Ltd.	40,000	220,400
	Yorozu Corp.	89,000	1,582,333
#	Yoshinoya Holdings Co., Ltd.	432	508,661
	Yuasa Funashoku Co., Ltd.	112,000	258,544
	Yuasa Trading Co., Ltd.	989,000	2,100,905
#	Yuken Kogyo Co., Ltd.	171,000	402,985
#	Yuki Gosei Kogyo Co., Ltd.	64,000	203,031
#*	Yukiguni Maitake Co., Ltd.	47,356	139,296
	Yurtec Corp.	256,000	803,039
#	Yusen Logistics Co., Ltd.	102,400	1,129,231
#	Yushin Precision Equipment Co., Ltd.	46,834	908,830
	Yushiro Chemical Industry Co., Ltd.	59,400	597,508
#	Yutaka Foods Corp.	6,000	105,268
	Zappallas, Inc.	522	585,183
	Zenrin Co., Ltd.	148,700	2,074,012
#	Zensho Holdings Co., Ltd.	313,600	4,231,617
#	ZERIA Pharmaceutical Co., Ltd.	108,000	1,711,438
#	Zojirushi Corp.	79,000	277,487
	Zuken, Inc.	94,600	705,631

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (21.7%)
§@ DFA Short Term Investment Fund	50,216,076	581,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 04/01/13
(Collateralized by $345,298 FNMA, rates ranging from 2.500% to 3.500%, maturities ranging from 01/01/28 to 08/01/42, valued at $346,914) to be
repurchased at $340,119	$340	340,112
TOTAL SECURITIES LENDING COLLATERAL		581,340,112

TOTAL INVESTMENTS — (100.0%) (Cost $2,584,096,741)		$2,681,160,542

Summary of the Series' investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	—	$2,099,820,430	—	$2,099,820,430
Securities Lending Collateral	—	581,340,112	—	581,340,112
TOTAL	—	2,681,160,542	—	2,681,160,542

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (97.3%)
CONSUMER DISCRETIONARY — (25.2%)
	4imprint Group P.L.C.	97,044	$671,089
	888 Holdings P.L.C.	561,512	1,436,411
	Aga Rangemaster Group P.L.C.	453,866	582,211
*	Barratt Developments P.L.C.	4,717,626	19,709,893
	Bellway P.L.C.	509,599	10,066,221
	Berkeley Group Holdings P.L.C.	597,347	18,550,989
	Betfair Group P.L.C.	56,808	609,218
	Bloomsbury Publishing P.L.C.	274,284	479,440
	Bovis Homes Group P.L.C.	875,787	9,887,306
	Bwin.Party Digital Entertainment P.L.C.	2,380,983	5,204,653
	Centaur Media P.L.C.	556,967	384,797
	Chime Communications P.L.C.	264,483	1,051,645
	Cineworld Group P.L.C.	341,026	1,446,439
	Creston P.L.C.	22,394	29,111
	Daily Mail & General Trust P.L.C.	1,312,593	14,173,905
	Darty P.L.C.	1,938,627	1,270,466
	Debenhams P.L.C.	6,155,520	7,751,311
	Dignity P.L.C.	221,197	4,777,136
#*	Dixons Retail P.L.C.	16,850,562	8,664,124
	Domino's Pizza Group P.L.C.	467,183	4,282,939
	Dunelm Group P.L.C.	189,693	2,416,820
*	Enterprise Inns P.L.C.	2,658,219	4,297,407
	Euromoney Institutional Investor P.L.C.	295,537	4,344,565
	Fiberweb P.L.C.	599,054	760,171
*	Findel P.L.C.	4,998,346	498,397
	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner	134,168	1,676,206
*	Future P.L.C.	1,301,863	394,520
	Games Workshop Group P.L.C.	101,889	988,411
	GKN P.L.C.	970,461	3,910,806
	Greene King P.L.C.	1,421,372	15,181,446
	Halfords Group P.L.C.	931,437	4,577,156
	Headlam Group P.L.C.	337,290	1,784,330
	Henry Boot P.L.C.	430,692	1,138,545
	HMV Group P.L.C.	229,315	3,833
#	Home Retail Group P.L.C.	3,564,881	8,438,551
#	Hornby P.L.C.	154,220	189,537
	Howden Joinery Group P.L.C.	2,574,989	9,366,304
	Huntsworth P.L.C.	874,545	697,347
	Inchcape P.L.C.	2,090,755	16,008,980
	Informa P.L.C.	2,624,520	21,047,615
	ITV P.L.C.	7,691,118	15,164,731
	JD Sports Fashion P.L.C.	120,013	1,266,564
	JD Wetherspoon P.L.C.	467,348	3,821,415
	John Menzies P.L.C.	244,534	2,659,650
*	Johnston Press P.L.C.	854,054	195,340
	Ladbrokes P.L.C.	3,967,821	13,625,626
	Laura Ashley Holdings P.L.C.	1,500,394	662,021
	Lookers P.L.C.	1,120,606	1,686,234
	Low & Bonar P.L.C.	882,774	1,026,103
	Marston's P.L.C.	2,885,813	6,214,864

	Mecom Group P.L.C.	328,085	$429,947
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,079,744
*	Mitchells & Butlers P.L.C.	987,029	4,897,007
	MJ Gleeson Group P.L.C.	195,875	612,388
*	Mothercare P.L.C.	432,301	2,072,052
*	MWB Group Holdings P.L.C. UNIT	335,122	—
	N Brown Group P.L.C.	874,754	5,442,655
#*	Ocado Group P.L.C.	857,258	2,066,392
*	Pendragon P.L.C.	3,113,897	1,076,822
	Persimmon P.L.C.	1,455,388	23,707,451
	Photo-Me International P.L.C.	50,110	57,313
*	Punch Taverns P.L.C.	2,601,672	415,776
	Rank Group P.L.C.	18,500	46,408
*	Redrow P.L.C.	1,499,277	4,301,431
	Restaurant Group P.L.C. (The)	807,023	5,745,365
	Rightmove P.L.C.	320,037	8,686,760
	Smiths News P.L.C.	859,222	2,414,380
	Spirit Pub Co. P.L.C.	2,717,954	2,433,795
*	Sportech P.L.C.	372,028	563,947
*	Sports Direct International P.L.C.	734,434	4,757,871
*	SuperGroup P.L.C.	186,347	1,722,972
	Taylor Wimpey P.L.C.	15,614,170	21,643,319
	Ted Baker P.L.C.	145,093	2,862,111
*	Thomas Cook Group P.L.C.	4,080,884	6,987,976
	Topps Tiles P.L.C.	810,881	782,226
*	Torotrak P.L.C.	45,292	20,301
*	Trinity Mirror P.L.C.	1,688,565	2,415,427
	TUI Travel P.L.C.	1,536,840	7,624,191
	UBM P.L.C.	1,040,165	11,159,399
	UTV Media P.L.C.	230,855	544,242
	Vitec Group P.L.C. (The)	160,973	1,602,486
#	WH Smith P.L.C.	620,413	7,040,735
	William Hill P.L.C.	3,286,836	18,496,717
	Wilmington Group P.L.C.	346,234	851,929
	Young & Co's Brewery P.L.C.	26,250	239,879
TOTAL CONSUMER DISCRETIONARY			417,874,213

CONSUMER STAPLES — (3.6%)
	A.G. Barr P.L.C.	424,100	3,515,091
	Anglo-Eastern Plantations	108,153	1,187,729
	Booker Group P.L.C.	6,258,770	11,577,497
#	Britvic P.L.C.	961,388	6,503,185
	Cranswick P.L.C.	236,918	3,550,943
	Dairy Crest Group P.L.C.	708,964	4,637,349
	Devro P.L.C.	802,339	4,279,731
*	European Home Retail P.L.C.	109,256	—
	Greencore Group P.L.C.	1,998,274	3,227,714
	Greggs P.L.C.	483,318	3,509,761
	Hilton Food Group P.L.C.	18,693	97,834
	McBride P.L.C.	855,515	1,548,087
*	Premier Foods P.L.C.	1,017,126	1,244,520
#	PZ Cussons P.L.C.	1,287,639	7,908,536
	REA Holdings P.L.C.	50,639	373,639

	Tate & Lyle P.L.C.	496,314	$6,412,953
*	Thorntons P.L.C.	179,394	180,150
TOTAL CONSUMER STAPLES			59,754,719

ENERGY — (4.8%)
*	Afren P.L.C.	5,276,338	11,404,288
	Anglo Pacific Group P.L.C.	438,805	1,587,855
*	Cairn Energy P.L.C.	2,016,354	8,392,505
*	Coalfield Resources P.L.C.	1,156,778	82,834
*	EnQuest P.L.C.	2,882,065	6,294,625
*	Essar Energy P.L.C.	889,698	1,866,735
*	Exillon Energy P.L.C.	242,225	561,933
	Fortune Oil P.L.C.	6,170,225	745,621
*	Hardy Oil & Gas P.L.C.	74,781	136,407
*	Heritage Oil P.L.C.	653,846	1,777,334
	Hunting P.L.C.	558,697	7,575,988
	James Fisher & Sons P.L.C.	183,069	2,882,546
*	JKX Oil & Gas P.L.C.	456,676	523,467
	John Wood Group P.L.C.	1,017,921	13,449,409
	Lamprell P.L.C.	962,686	1,907,699
*	Premier Oil P.L.C.	1,963,661	11,624,463
*	Salamander Energy P.L.C.	996,491	3,153,357
*	Soco International P.L.C.	975,623	5,579,213
TOTAL ENERGY			79,546,279

FINANCIALS — (14.5%)
	Aberdeen Asset Management P.L.C.	2,359,458	15,419,079
	Admiral Group P.L.C.	41,232	836,605
	Amlin P.L.C.	2,309,928	14,878,844
	Ashmore Group P.L.C.	1,357,149	7,235,275
	Beazley P.L.C.	2,380,481	7,567,358
	Brewin Dolphin Holdings P.L.C.	1,172,514	3,684,037
	Capital & Counties Properties P.L.C.	472,683	1,958,807
*	Capital & Regional P.L.C.	1,493,345	746,426
	Catlin Group, Ltd.	1,706,158	13,540,820
	Charles Stanley Group P.L.C.	126,349	716,315
	Charles Taylor P.L.C.	139,215	385,468
	Chesnara P.L.C.	417,928	1,497,948
	Close Brothers Group P.L.C.	673,996	10,788,302
	Daejan Holdings P.L.C.	32,083	1,781,632
	Development Securities P.L.C.	527,660	1,206,988
	F&C Asset Management P.L.C.	2,192,955	3,486,655
	Hansard Global P.L.C.	16,468	25,225
	Hargreaves Lansdown P.L.C.	712,624	9,422,356
	Helical Bar P.L.C.	660,484	2,373,828
#	Henderson Group P.L.C.	4,566,329	11,090,808
	Hiscox, Ltd.	1,765,877	14,795,711
	ICAP P.L.C.	2,169,287	9,599,746
	IG Group Holdings P.L.C.	1,560,491	12,691,299
	Industrial & Commercial Holdings P.L.C.	5,000	114
	Intermediate Capital Group P.L.C.	572,350	3,692,504
	International Personal Finance P.L.C.	690,825	4,686,420

#*	IP Group P.L.C.	961,998	$2,156,406
	Jardine Lloyd Thompson Group P.L.C.	523,328	6,775,184
	Jupiter Fund Management P.L.C.	843,856	4,206,752
	Lancashire Holdings, Ltd.	719,332	8,888,214
*	Liontrust Asset Management P.L.C.	129,935	326,652
	London Stock Exchange Group P.L.C.	556,831	11,073,773
	LSL Property Services P.L.C.	151,839	778,495
	Man Group P.L.C.	7,438,881	10,115,670
	Novae Group P.L.C.	237,601	1,643,793
	Phoenix Group Holdings	297,252	3,031,325
	Provident Financial P.L.C.	253,544	6,038,319
	Puma Brandenburg, Ltd. Class A	1,193,004	—
	Puma Brandenburg, Ltd. Class B	1,193,004	—
*	Quintain Estates & Development P.L.C.	2,002,091	2,041,601
	Rathbone Brothers P.L.C.	165,692	3,674,977
	Raven Russia, Ltd.	470,970	515,063
	S&U P.L.C.	21,140	317,943
	Safestore Holdings P.L.C.	725,671	1,306,325
	Savills P.L.C.	594,353	4,834,561
	Shore Capital Group, Ltd.	367,646	124,279
	St James's Place P.L.C.	846,493	6,545,701
	ST Modwen Properties P.L.C.	854,862	3,347,049
	Tullett Prebon P.L.C.	1,012,284	4,000,129
	Unite Group P.L.C.	816,155	3,987,453
	Waterloo Investment Holdings, Ltd.	5,979	5,451
TOTAL FINANCIALS			239,843,685

HEALTH CARE — (2.3%)
#	Alizyme P.L.C.	660,805	—
	Assura Group, Ltd.	78,139	42,227
	Bioquell P.L.C.	90,893	203,446
*	BTG P.L.C.	1,273,722	6,915,579
	Consort Medical P.L.C.	119,338	1,410,432
	Dechra Pharmaceuticals P.L.C.	369,062	4,204,896
	Genus P.L.C.	267,221	6,412,453
	Hikma Pharmaceuticals P.L.C.	605,750	9,532,070
*	Optos P.L.C.	89,392	204,987
*	Oxford Biomedica P.L.C.	2,821,652	66,784
*	Renovo Group P.L.C.	87,461	24,582
*	Southern Cross Healthcare Group P.L.C.	191,826	—
	Synergy Health P.L.C.	249,219	3,857,667
	United Drug P.L.C.	849,219	3,500,514
*	Vectura Group P.L.C.	1,580,285	2,184,574
*	Vernalis P.L.C.	19,974	6,904
TOTAL HEALTH CARE			38,567,115

INDUSTRIALS — (26.5%)
#	Air Partner P.L.C.	37,086	211,331
	Alumasc Group	124,366	170,211
	Ashtead Group P.L.C.	2,503,056	22,394,740
	Avon Rubber P.L.C.	47,214	290,301
	Babcock International Group P.L.C.	1,000,884	16,574,089

	Balfour Beatty P.L.C.	3,201,702	$11,453,608
	BBA Aviation P.L.C.	2,792,163	10,943,076
	Berendsen P.L.C.	778,019	9,280,360
	Bodycote P.L.C.	1,253,236	10,234,090
	Braemar Shipping Services P.L.C.	82,902	497,534
	Brammer P.L.C.	287,601	1,628,498
	Bunzl P.L.C.	76	1,500
	Camellia P.L.C.	2,481	403,952
	Cape P.L.C.	432,603	2,060,720
	Carillion P.L.C.	1,953,618	8,095,255
	Carr's Milling Industries P.L.C.	35,330	547,783
	Castings P.L.C.	162,757	861,679
	Chemring Group P.L.C.	783,476	3,093,333
	Clarkson P.L.C.	61,562	1,451,454
	Cobham P.L.C.	4,738,324	17,548,019
	Communisis P.L.C.	671,997	519,441
#	Costain Group P.L.C.	160,103	667,111
	De La Rue P.L.C.	436,203	6,470,019
	easyJet P.L.C.	692,439	11,393,113
*	Eleco P.L.C.	80,000	9,115
	Fenner P.L.C.	800,324	4,742,930
	Firstgroup P.L.C.	2,048,999	6,272,574
	Galliford Try P.L.C.	280,149	3,913,650
	Go-Ahead Group P.L.C.	196,663	4,402,923
	Hampson Industries P.L.C.	110,209	—
	Harvey Nash Group P.L.C.	18,803	19,147
	Hays P.L.C.	5,863,884	8,630,036
	Hogg Robinson Group P.L.C.	245,071	213,474
	Homeserve P.L.C.	1,255,219	3,823,275
	Hyder Consulting P.L.C.	173,379	1,273,057
	IMI P.L.C.	650,774	12,846,674
	Interserve P.L.C.	628,958	4,778,040
	Intertek Group P.L.C.	180,257	9,314,316
	Invensys P.L.C.	3,349,956	17,941,329
	ITE Group P.L.C.	1,089,614	4,524,087
	Keller Group P.L.C.	293,001	3,636,220
	Kier Group P.L.C.	180,721	3,224,578
	Latchways P.L.C.	36,248	590,807
	Lavendon Group P.L.C.	579,904	1,581,125
	Management Consulting Group P.L.C.	1,376,848	651,994
	Mears Group P.L.C.	333,716	1,733,959
	Meggitt P.L.C.	2,213,833	16,564,376
	Melrose Industries P.L.C.	4,640,545	18,794,266
	Michael Page International P.L.C.	1,310,832	8,447,001
	Mitie Group P.L.C.	1,526,552	6,523,552
	Morgan Crucible Co. P.L.C.	1,318,331	5,676,003
	Morgan Sindall Group P.L.C.	170,811	1,442,475
	National Express Group P.L.C.	1,774,948	5,535,074
	Northgate P.L.C.	595,466	2,831,668
	PayPoint P.L.C.	149,077	2,010,321
	QinetiQ Group P.L.C.	3,080,895	9,724,991
	Regus P.L.C.	3,349,550	8,088,485
*	Renold P.L.C.	104,904	38,432

	Rentokil Initial P.L.C.	5,593,010	$8,526,078
	Ricardo P.L.C.	221,349	1,411,533
	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,311,008
	Rotork P.L.C.	335,528	14,828,208
	RPS Group P.L.C.	940,795	3,823,760
	Senior P.L.C.	1,889,567	6,862,152
	Serco Group P.L.C.	193,370	1,848,488
#	Severfield-Rowen P.L.C.	371,550	214,326
	Shanks Group P.L.C.	1,979,777	2,366,829
	SIG P.L.C.	2,638,341	6,356,540
	Speedy Hire P.L.C.	1,789,862	1,322,960
	Spirax-Sarco Engineering P.L.C.	320,648	13,118,863
	St Ives P.L.C.	668,424	1,373,300
	Stagecoach Group P.L.C.	1,908,976	9,025,819
	Sthree P.L.C.	358,578	1,898,256
	Stobart Group, Ltd.	169	207
	T Clarke P.L.C.	147,457	124,145
	Tarsus Group P.L.C.	210,967	728,577
	Travis Perkins P.L.C.	944,677	20,918,143
	Tribal Group P.L.C.	145,624	325,887
	Trifast P.L.C.	362,403	312,819
	UK Mail Group P.L.C.	197,261	1,135,365
	Ultra Electronics Holdings P.L.C.	292,645	7,658,603
	Vesuvius P.L.C.	1,322,288	7,127,930
#	Volex P.L.C.	229,354	359,502
	Vp P.L.C.	167,297	850,695
*	Wincanton P.L.C.	460,204	306,020
	WS Atkins P.L.C.	501,683	6,963,567
#	XP Power, Ltd.	73,546	1,404,634
TOTAL INDUSTRIALS			439,095,385

INFORMATION TECHNOLOGY — (8.6%)
	Acal P.L.C.	104,729	369,922
	Anite P.L.C.	1,253,216	2,398,100
	Aveva Group P.L.C.	235,399	8,117,103
	Computacenter P.L.C.	461,633	3,795,855
	CSR P.L.C.	898,262	6,593,119
	Dialight P.L.C.	107,946	2,125,756
	Diploma P.L.C.	516,866	4,411,718
	Domino Printing Sciences P.L.C.	488,941	4,686,457
	E2V Technologies P.L.C.	420,206	770,155
	Electrocomponents P.L.C.	1,934,293	7,380,200
	Fidessa Group P.L.C.	141,061	4,176,905
*	Filtronic P.L.C.	4,262	4,228
	Halma P.L.C.	1,567,406	12,361,171
*	Imagination Technologies Group P.L.C.	653,416	4,933,047
*	Innovation Group P.L.C.	3,937,038	1,526,855
*	Kofax P.L.C.	321,601	1,520,937
	Laird P.L.C.	1,260,795	4,173,946
	Micro Focus International P.L.C.	602,453	6,289,463
	Moneysupermarket.com Group P.L.C.	583,122	1,757,314
	NCC Group P.L.C.	102,923	220,948

	Oxford Instruments P.L.C.	204,860	$5,165,280
	Pace P.L.C.	1,380,043	5,101,888
	Phoenix IT Group, Ltd.	204,614	450,264
	Premier Farnell P.L.C.	1,550,341	5,258,789
*	PV Crystalox Solar P.L.C.	384,786	60,101
	Renishaw P.L.C.	188,423	5,266,759
	RM P.L.C.	363,499	436,581
	SDL P.L.C.	347,207	2,097,533
	Sepura P.L.C.	63,898	98,175
	Spectris P.L.C.	521,339	19,464,191
	Spirent Communications P.L.C.	2,633,737	5,910,552
	Telecity Group P.L.C.	656,941	9,037,899
	TT electronics P.L.C.	655,707	1,758,729
	Vislink P.L.C.	274,226	129,182
*	Wolfson Microelectronics P.L.C.	504,759	1,358,881
	Xaar P.L.C.	252,455	1,638,983
*	Xchanging P.L.C.	1,132,966	2,287,886
TOTAL INFORMATION TECHNOLOGY			143,134,872

MATERIALS — (7.4%)
	African Barrick Gold P.L.C.	361,989	1,064,783
*	Alent P.L.C.	1,218,370	6,684,990
	AZ Electronic Materials SA	566,146	3,275,976
	British Polythene Industries P.L.C.	119,701	964,001
	Carclo P.L.C.	207,997	1,259,889
*	Centamin P.L.C.	3,531,782	2,665,629
	Croda International P.L.C.	442,742	18,493,070
	DS Smith P.L.C.	4,492,720	14,981,210
	Elementis P.L.C.	1,983,074	7,874,003
	Ferrexpo P.L.C.	955,423	2,525,056
	Filtrona P.L.C.	802,884	8,902,154
*	Gem Diamonds, Ltd.	431,630	899,912
	Hill & Smith Holdings P.L.C.	427,877	2,899,485
#	Hochschild Mining P.L.C.	657,160	2,736,304
*	International Ferro Metals, Ltd.	423,652	64,709
	Kazakhmys P.L.C.	165,953	993,033
#*	Lonmin P.L.C.	1,749,063	7,767,624
	Marshalls P.L.C.	740,285	1,407,650
	Mondi P.L.C.	1,136,556	15,477,839
#	New World Resources P.L.C. Class A	133,089	446,512
*	Petra Diamonds, Ltd.	483,927	936,516
	Petropavlovsk P.L.C.	673,092	2,287,934
	RPC Group P.L.C.	716,247	4,325,573
	Synthomer P.L.C.	1,032,573	3,377,738
#*	Talvivaara Mining Co. P.L.C.	426,856	134,779
	Vedanta Resources P.L.C.	46,173	708,447
	Victrex P.L.C.	340,523	8,615,445
	Zotefoams P.L.C.	96,852	326,072
TOTAL MATERIALS			122,096,333

TELECOMMUNICATION SERVICES — (2.3%)
	Cable & Wireless Communications P.L.C.	8,828,570	5,631,999

* Colt Group SA	1,314,750	$2,520,228
Inmarsat P.L.C.	1,737,798	18,604,079
Kcom Group P.L.C.	2,643,350	3,264,685
TalkTalk Telecom Group P.L.C.	1,891,534	7,829,023
TOTAL TELECOMMUNICATION SERVICES		37,850,014

UTILITIES — (2.1%)
Dee Valley Group P.L.C.	12,109	262,285
Drax Group P.L.C.	1,832,492	17,072,570
Pennon Group P.L.C.	1,587,350	15,038,643
Telecom Plus P.L.C.	212,393	3,229,647
TOTAL UTILITIES		35,603,145

TOTAL COMMON STOCKS		1,613,365,760

RIGHTS/WARRANTS — (0.1%)

FINLAND — (0.0%)
* Talvivaara Mining Co. P.L.C. 4/24/13	426,856	278,892

UNITED KINGDOM — (0.1%)
* Severfield-Rowen P.L.C. 8/21/13	866,950	204,179
* William Hill P.L.C. 8/2/13	730,408	1,376,175
TOTAL UNITED KINGDOM		1,580,354

TOTAL RIGHTS/WARRANTS		1,859,246

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
§@	DFA Short Term Investment Fund	3,630,078	42,000,000
	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 04/01/13
	(Collateralized by $378,928 FNMA, rates ranging from 2.500% to 3.500%,
	maturities ranging from 01/01/28 to 08/01/42, valued at $380,702) to be
	repurchased at $373,245	$373	373,237
	TOTAL SECURITIES LENDING COLLATERAL		42,373,237

	TOTAL INVESTMENTS — (100.0%) (Cost $1,240,078,344)		$1,657,598,243

Summary of the Series' investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$417,874,213	—	$417,874,213
Consumer Staples	—	59,754,719	—	59,754,719
Energy	—	79,546,279	—	79,546,279
Financials	$5,451	239,838,234	—	239,843,685
Health Care	—	38,567,115	—	38,567,115
Industrials	—	439,095,385	—	439,095,385
Information Technology	—	143,134,872	—	143,134,872
Materials	—	122,096,333	—	122,096,333
Telecommunication Services	—	37,850,014	—	37,850,014
Utilities	—	35,603,145	—	35,603,145
Rights/Warrants
Finland	—	278,892	—	278,892
United Kingdom	—	1,580,354	—	1,580,354
Securities Lending Collateral	—	42,373,237	—	42,373,237
TOTAL	5,451	1,657,592,792	—	1,657,598,243

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.6%)
AUSTRALIA — (44.4%)
*	AAT Corp., Ltd.	9,992	$—
#*	ABM Resources NL	4,344,904	195,112
	Acrux, Ltd.	39,700	161,174
	Adelaide Brighton, Ltd.	1,442,564	5,336,485
#	Aditya Birla Minerals, Ltd.	884,599	403,442
*	AED Oil, Ltd.	363,401	—
	Ainsworth Game Technology, Ltd.	361,760	1,354,648
#*	AJ Lucas Group, Ltd.	317,969	406,876
*	Alchemia, Ltd.	724,903	249,269
#*	Alcyone Resources, Ltd.	4,280,423	62,445
#*	Alkane Resources, Ltd.	1,255,636	762,321
*	Alliance Resources, Ltd.	444,483	72,278
	Altium, Ltd.	13,316	17,912
*	Altona Mining, Ltd.	1,108,169	254,979
	Amalgamated Holdings, Ltd.	462,896	3,931,920
#	Amcom Telecommunications, Ltd.	786,081	1,475,816
#*	Ampella Mining, Ltd.	108,829	28,426
	Ansell, Ltd.	317,142	5,320,452
#*	Antares Energy, Ltd.	988,877	518,360
	AP Eagers, Ltd.	228,712	1,125,312
#	APN News & Media, Ltd.	2,336,480	893,429
#*	Aquarius Platinum, Ltd.	1,580,726	1,197,908
#*	Aquila Resources, Ltd.	358,414	741,606
#*	Arafura Resources, Ltd.	1,093,749	159,850
	ARB Corp., Ltd.	347,600	4,572,388
	Aristocrat Leisure, Ltd.	2,580,305	9,874,441
	Arrium, Ltd.	6,037,433	5,521,935
#	ASG Group, Ltd.	580,428	253,739
*	Aspire Mining, Ltd.	83,813	6,598
*	Atlantic, Ltd.	188,482	33,382
	Atlas Iron, Ltd.	3,449,580	4,025,428
#*	Aurora Oil & Gas, Ltd.	1,165,110	4,022,487
#	Ausdrill, Ltd.	1,508,324	4,581,110
#	Ausenco, Ltd.	404,879	1,634,745
#*	Austal, Ltd.	1,105,762	768,155
#	Austbrokers Holdings, Ltd.	127,638	1,302,072
#	Austin Engineering, Ltd.	191,758	1,164,960
*	Austpac Resources NL	2,524,951	76,158
*	Australian Agricultural Co., Ltd.	1,065,090	1,429,744
	Australian Infrastructure Fund	3,606,473	11,497,712
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,125,053
	Australian Vintage, Ltd.	2,437,348	1,138,855
	Automotive Holdings Group, Ltd.	688,375	2,990,389
*	Avanco Resources, Ltd.	2,010,636	134,633
*	Avita Medical, Ltd.	58,058	6,973
#	AVJennings, Ltd.	5,185,036	2,175,373
*	AWE, Ltd.	2,398,797	3,252,728
#*	Azimuth Resources, Ltd.	334,414	120,347
*	Azumah Resources, Ltd.	181,891	14,236
#*	Bandanna Energy, Ltd.	622,869	111,104
*	Bannerman Resources, Ltd.	228,843	19,359

#*	Bathurst Resources, Ltd.	1,569,050	$509,991
#	BC Iron, Ltd.	319,431	1,083,563
	Beach Energy, Ltd.	5,953,760	8,797,900
*	Beadell Resources, Ltd.	916,901	871,644
#*	Berkeley Resources, Ltd.	434,006	176,686
	Beyond International, Ltd.	61,256	77,396
*	Billabong International, Ltd.	1,600,753	1,217,913
*	Bionomics, Ltd.	345,313	136,717
*	Bisalloy Steel Group, Ltd.	93,800	118,689
#	Blackmores, Ltd.	79,054	2,502,972
#*	Blackthorn Resources, Ltd.	179,930	187,699
*	BlueScope Steel, Ltd.	2,479,552	13,018,725
#	Boart Longyear, Ltd.	2,638,658	3,546,964
#*	Boom Logistics, Ltd.	812,985	211,964
*	Boulder Steel, Ltd.	407,760	10,565
	Bradken, Ltd.	1,022,589	6,963,508
	Breville Group, Ltd.	598,466	3,676,896
	Brickworks, Ltd.	132,797	1,803,529
	BSA, Ltd.	666,656	128,892
	BT Investment Management, Ltd.	193,869	638,118
*	Buccaneer Energy, Ltd.	4,354,425	191,849
*	Buru Energy, Ltd.	2,559	6,634
#	Cabcharge Australia, Ltd.	579,180	2,767,991
	Calliden Group, Ltd.	389,687	80,966
#*	Cape Lambert Resources, Ltd.	373,413	72,283
*	Capral, Ltd.	58,499	13,181
#	Cardno, Ltd.	545,334	3,919,901
#*	Carnarvon Petroleum, Ltd.	4,944,854	247,522
*	Carnegie Wave Energy, Ltd.	263,165	9,311
#	carsales.com, Ltd.	1,220,399	11,981,667
	Cash Converters International, Ltd.	1,399,051	2,136,718
	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	172,286	945,120
*	Centaurus Metals, Ltd.	143,557	33,584
#*	Central Petroleum, Ltd.	1,759,865	249,744
	Centrebet International, Ltd. Claim Units	81,336	—
#*	Ceramic Fuel Cells, Ltd.	3,869,086	260,003
#*	Cerro Resources NL	1,961,035	296,282
#	Chalice Gold Mines, Ltd.	320,684	63,700
#	Challenger, Ltd.	198,545	799,350
	Chandler Macleod Group, Ltd.	338,118	207,951
	ChemGenex Pharmaceuticals, Ltd.	115,291	—
*	Chesser Resources, Ltd.	148,340	37,758
#*	Citigold Corp., Ltd.	3,765,806	216,121
	Clarius Group, Ltd.	617,707	209,095
*	Clinuvel Pharmaceuticals, Ltd.	111,809	279,940
#	Clough, Ltd.	1,527,345	2,099,922
	Clover Corp., Ltd.	269,348	174,056
*	CO2 Group, Ltd.	535,193	52,527
#*	Coal of Africa, Ltd.	668,800	139,702
#*	Coalspur Mines, Ltd.	1,239,823	670,689
*	Cobar Consolidated Resources, Ltd.	75,663	21,281
#*	Cockatoo Coal, Ltd.	3,318,970	232,551

	Codan, Ltd.	264,412	$1,057,081
#*	Coffey International, Ltd.	1,048,636	459,500
	Collection House, Ltd.	1,945,599	3,141,302
	Collins Foods, Ltd.	31,862	57,864
*	Comet Ridge, Ltd.	15,204	4,046
*	Continental Coal, Ltd.	573,816	28,154
*	Cooper Energy, Ltd.	336,842	188,590
	Coventry Group, Ltd.	144,778	454,169
	Credit Corp. Group, Ltd.	110,382	1,027,930
*	Crusader Resources, Ltd.	148,361	53,882
#	CSG, Ltd.	706,106	541,989
	CSR, Ltd.	2,700,745	5,811,128
	CTI Logistics, Ltd.	7,200	14,786
#*	Cudeco, Ltd.	399,317	1,424,695
*	Cue Energy Resources, Ltd.	1,378,665	194,669
	Data#3, Ltd.	378,295	489,901
#	David Jones, Ltd.	3,152,271	9,838,932
#	Decmil Group, Ltd.	728,820	1,793,497
*	Deep Yellow, Ltd.	1,039,981	54,313
	Devine, Ltd.	497,498	471,085
#*	Discovery Metals, Ltd.	1,368,337	899,710
#	Domino's Pizza Enterprises, Ltd.	14,892	179,467
#	Downer EDI, Ltd.	1,992,888	10,359,017
*	Dragon Mining, Ltd.	171,966	88,297
*	Drillsearch Energy, Ltd.	1,152,575	1,499,569
	DUET Group	1,223,015	2,925,349
	DuluxGroup, Ltd.	2,216,962	10,302,130
#	DWS, Ltd.	321,429	504,908
*	EHG Corp., Ltd.	482	—
#*	Elders, Ltd.	1,419,921	178,827
*	Elemental Minerals, Ltd.	388,188	117,870
#	Emeco Holdings, Ltd.	2,256,200	1,476,094
*	Empire Oil & Gas NL	510,093	7,448
#*	Energy Resources of Australia, Ltd.	690,678	965,012
*	Energy World Corp., Ltd.	4,052,461	1,568,133
*	Enero Group, Ltd.	—	—
*	Entek Energy, Ltd.	760,766	42,876
	Envestra, Ltd.	5,566,443	6,118,859
#*	Equatorial Resources, Ltd.	176,571	202,430
	ERM Power, Ltd.	1,885	5,311
	Ethane Pipeline Income Fund	78,873	155,168
#	Euroz, Ltd.	90,019	110,261
#*	Evolution Mining, Ltd.	1,783,827	2,731,695
#	Fairfax Media, Ltd.	7,895,659	5,194,791
#	Fantastic Holdings, Ltd.	352,483	1,157,534
#*	FAR, Ltd.	8,301,676	373,943
	Finbar Group, Ltd.	58,051	86,795
*	Finders Resources, Ltd.	7,442	1,484
	FKP Property Group	843,156	1,392,888
#	Fleetwood Corp., Ltd.	346,012	3,358,277
	FlexiGroup, Ltd.	597,372	2,510,347
#*	Flinders Mines, Ltd.	6,909,293	432,897
*	Focus Minerals, Ltd.	19,167,915	438,229

#	Forge Group, Ltd.	252,731	$1,585,688
	Funtastic, Ltd.	14,936	3,445
#	G8 Education, Ltd.	256,076	558,373
#*	Galaxy Resources, Ltd.	760,450	232,013
	Gazal Corp., Ltd.	86,952	256,937
#*	Geodynamics, Ltd.	1,015,653	78,894
#*	Gindalbie Metals, Ltd.	2,927,610	646,270
	Global Construction Services, Ltd.	4,832	3,666
*	Gold Road Resources, Ltd.	141,504	13,318
*	Golden Rim Resources, Ltd.	246,738	10,273
#*	Goodman Fielder, Ltd.	9,040,600	6,711,135
#	GrainCorp, Ltd. Class A	828,668	10,102,968
#	Grange Resources, Ltd.	1,274,431	288,489
#	Great Southern, Ltd.	9,302,784	—
	Greencross, Ltd.	7,711	37,000
#*	Greenland Minerals & Energy, Ltd.	796,390	249,658
#*	Gryphon Minerals, Ltd.	1,931,531	705,229
#	GUD Holdings, Ltd.	483,068	3,619,132
*	Gujarat NRE Coking Coal, Ltd.	119,865	25,071
#*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	1,295,732	3,411,597
	Hansen Technologies, Ltd.	5,702	5,170
*	Hastie Group, Ltd.	81,042	—
*	Havilah Resources NL	181,606	88,210
	HFA Holdings, Ltd.	235,865	217,721
	HGL, Ltd.	85,727	40,511
#*	Highlands Pacific, Ltd.	2,651,500	331,149
*	Hillgrove Resources, Ltd.	1,190,412	122,129
#	Hills Holdings, Ltd.	1,025,966	1,194,825
#*	Horizon Oil, Ltd.	4,847,875	2,101,335
*	Hutchison Telecommunications Australia, Ltd.	1,415,513	45,656
*	Icon Energy, Ltd.	1,135,301	232,034
*	IDM International, Ltd.	23,969	973
#	iiNET, Ltd.	709,568	3,851,415
#	Imdex, Ltd.	1,155,517	1,482,477
#	IMF Australia, Ltd.	314,016	563,509
*	IMX Resources, Ltd.	123,459	14,218
#	Independence Group NL	1,078,055	4,487,937
#*	Indophil Resources NL	3,118,946	1,043,102
#*	Infigen Energy, Ltd.	1,958,577	551,266
	Infomedia, Ltd.	1,458,074	714,828
#	Integrated Research, Ltd.	301,488	333,605
#*	Intrepid Mines, Ltd.	1,794,707	469,044
#	Invocare, Ltd.	633,106	7,253,628
	IOOF Holdings, Ltd.	1,074,600	9,324,439
#	Iress, Ltd.	603,773	4,907,901
*	Iron Ore Holdings, Ltd.	336,216	337,078
#*	Ivanhoe Australia, Ltd.	516,032	142,856
#	JB Hi-Fi, Ltd.	582,072	8,975,459
	Jumbo Interactive, Ltd.	41,051	107,818
*	Jupiter Mines, Ltd.	465,443	43,921
#	K&S Corp., Ltd.	235,077	566,762
#*	Kagara, Ltd.	1,945,393	243,054

*	Kangaroo Resources, Ltd.	2,874,627	$104,830
#*	Karoon Gas Australia, Ltd.	667,086	3,603,992
*	Kasbah Resources, Ltd.	380,980	67,759
#	Kingsgate Consolidated, Ltd.	796,949	3,242,995
#	Kingsrose Mining, Ltd.	709,616	478,835
	Lednium, Ltd.	195,019	16,244
#*	Linc Energy, Ltd.	1,617,844	3,823,820
*	Liquefied Natural Gas, Ltd.	595,144	187,630
	LogiCamms, Ltd.	18,063	29,192
	Lonestar Resources, Ltd.	819,137	162,091
	Lycopodium, Ltd.	62,881	394,152
#	M2 Telecommunications Group, Ltd.	629,009	3,226,534
	MACA, Ltd.	68,335	208,326
#	Macmahon Holdings, Ltd.	6,319,933	1,530,778
*	Macquarie Atlas Roads Group	1,037,520	1,688,193
	Macquarie Telecom Group, Ltd.	35,019	297,238
	Mastermyne Group, Ltd.	8,431	12,173
#	Matrix Composites & Engineering, Ltd.	167,126	188,671
#*	Maverick Drilling & Exploration, Ltd.	114,368	75,953
	MaxiTRANS Industries, Ltd.	942,578	1,325,340
*	Mayne Pharma Group, Ltd.	873,975	438,429
	McMillan Shakespeare, Ltd.	167,545	2,568,849
	McPherson's, Ltd.	362,718	851,975
	Medusa Mining, Ltd.	834,363	3,749,847
	Melbourne IT, Ltd.	442,110	968,446
#*	MEO Australia, Ltd.	681,039	52,192
#	Mermaid Marine Australia, Ltd.	1,133,062	4,449,620
#*	Mesoblast, Ltd.	241,763	1,551,045
*	Metals X, Ltd.	513,853	80,644
*	Metgasco, Ltd.	667,052	46,775
#*	Metminco, Ltd.	1,879,249	78,578
*	MetroCoal, Ltd.	68,725	7,024
*	MHM Metals, Ltd.	195,855	34,851
	Miclyn Express Offshore, Ltd.	662,257	1,440,062
#	Mincor Resources NL	1,004,969	766,398
*	Minemakers, Ltd.	113,803	16,059
#*	Mineral Deposits, Ltd.	316,166	1,250,323
#	Mineral Resources, Ltd.	535,822	5,948,379
#*	Mirabela Nickel, Ltd.	2,820,238	828,184
#*	Molopo Energy, Ltd.	1,186,993	366,213
#	Monadelphous Group, Ltd.	211,892	5,027,506
*	Morning Star Gold NL	332,749	38,109
	Mortgage Choice, Ltd.	631,109	1,357,069
#	Mount Gibson Iron, Ltd.	3,315,839	1,807,952
#	Myer Holdings, Ltd.	3,564,925	10,985,146
#	MyState, Ltd.	95,312	447,137
*	Nanosonics, Ltd.	165,208	82,726
	National Energy Holdings, Ltd.	1,996	—
#	Navitas, Ltd.	1,189,617	6,616,815
#*	Neon Energy, Ltd.	1,968,232	452,873
#*	Newsat, Ltd.	454,496	187,485
*	Nexus Energy, Ltd.	5,265,799	878,558
	NIB Holdings, Ltd.	1,484,432	3,510,915

#*	Nido Petroleum, Ltd.	6,093,154	$170,892
#*	Noble Mineral Resources, Ltd.	859,168	39,429
	Norfolk Group, Ltd.	361,653	186,261
#*	Northern Iron, Ltd.	819,023	346,694
#	Northern Star Resources, Ltd.	1,975,807	2,143,089
#	NRW Holdings, Ltd.	1,174,775	2,035,096
*	NuCoal Resources, Ltd.	429,538	65,129
	Nufarm, Ltd.	829,251	3,416,677
#	Oakton, Ltd.	380,407	507,845
*	OPUS Group, Ltd.	65,187	7,473
#*	Orocobre, Ltd.	257,530	363,230
#	OrotonGroup, Ltd.	101,746	762,300
#*	Otto Energy, Ltd.	1,936,175	161,466
	OZ Minerals, Ltd.	302,167	1,686,790
	Pacific Brands, Ltd.	4,553,565	4,097,462
*	Pacific Niugini, Ltd.	200,616	29,283
#*	Paladin Energy, Ltd.	4,096,983	4,262,347
	Pan Pacific Petroleum NL	1,094,343	120,279
	PanAust, Ltd.	964,741	2,510,646
*	Pancontinental Oil & Gas NL	1,006,891	89,459
	Panoramic Resources, Ltd.	1,014,830	393,772
*	PaperlinX, Ltd.	2,814,406	256,002
*	Papillon Resources, Ltd.	32,010	43,347
	Patties Foods, Ltd.	40,251	64,254
*	Peak Resources, Ltd.	288,357	42,444
#*	Peet, Ltd.	1,096,798	1,429,510
*	Peninsula Energy, Ltd.	5,178,834	167,787
#*	Perilya, Ltd.	1,482,070	388,295
#	Perpetual, Ltd.	226,579	9,550,027
#*	Perseus Mining, Ltd.	1,772,366	3,319,135
#*	Pharmaxis, Ltd.	912,481	313,346
#*	Phosphagenics, Ltd.	1,842,963	250,099
#*	Platinum Australia, Ltd.	1,442,661	66,633
#*	Pluton Resources, Ltd.	538,056	128,845
	PMP, Ltd.	2,395,607	557,082
*	Poseidon Nickel, Ltd.	436,181	94,101
	Premier Investments, Ltd.	339,730	3,035,948
#*	Prima Biomed, Ltd.	2,338,194	234,930
#	Primary Health Care, Ltd.	1,709,571	8,853,434
#	Prime Media Group, Ltd.	1,777,139	1,952,600
	PrimeAg Australia, Ltd.	232,916	297,384
	Programmed Maintenance Services, Ltd.	605,809	1,617,641
#*	QRxPharma, Ltd.	167,593	204,165
*	Quickstep Holdings, Ltd.	462,355	70,060
#*	Ramelius Resources, Ltd.	1,512,836	546,104
*	Range Resources, Ltd.	1,456,711	87,218
	RCG Corp., Ltd.	13,968	7,869
#	RCR Tomlinson, Ltd.	1,056,974	2,343,072
	REA Group, Ltd.	163,809	4,734,786
#	Reckon, Ltd.	275,730	690,158
#*	Red 5, Ltd.	9,022	7,427
#*	Red Fork Energy, Ltd.	1,435,162	1,139,965
#	Redflex Holdings, Ltd.	377,855	318,084

	Reece Australia, Ltd.	238,257	$5,947,543
*	Reed Resources, Ltd.	776,378	85,221
#	Reject Shop, Ltd. (The)	140,217	2,448,633
	Resolute Mining, Ltd.	3,133,646	4,346,529
#*	Resource and Investment NL	328,557	51,837
*	Resource Equipment, Ltd.	118,411	24,192
*	Resource Generation, Ltd.	338,381	91,158
#	Retail Food Group, Ltd.	105,715	395,606
#*	Rex Minerals, Ltd.	469,315	228,808
#*	Rialto Energy, Ltd.	1,967,580	192,721
#	Ridley Corp., Ltd.	1,283,068	1,245,266
*	RiverCity Motorway Group	1,563,354	—
*	Robust Resources, Ltd.	104,721	34,908
*	Roc Oil Co., Ltd.	6,490,268	3,392,613
	RungePincockMinarco, Ltd.	30,702	18,245
#	Ruralco Holdings, Ltd.	89,348	311,624
#	SAI Global, Ltd.	1,227,020	4,310,503
#	Salmat, Ltd.	664,807	1,427,634
#*	Samson Oil & Gas, Ltd.	7,175,499	180,359
*	Sandfire Resources NL	76,957	484,810
#*	Saracen Mineral Holdings, Ltd.	2,686,129	798,610
	Schaffer Corp., Ltd.	33,766	154,457
#	Sedgman, Ltd.	452,719	421,367
#	Select Harvests, Ltd.	311,834	899,069
#*	Senex Energy, Ltd.	4,106,455	2,914,946
#	Servcorp, Ltd.	301,327	1,185,704
	Service Stream, Ltd.	1,432,710	358,725
#	Seven West Media, Ltd.	1,378,622	2,899,856
#	Sigma Pharmaceuticals, Ltd.	5,221,227	4,037,150
*	Sihayo Gold, Ltd.	574,042	59,667
*	Silex Systems, Ltd.	529,672	1,826,030
	Silver Chef, Ltd.	16,281	119,074
*	Silver Lake Resources, Ltd.	1,716,583	3,779,204
#	Sims Metal Management, Ltd.	166,715	1,739,222
*	Sipa Resources, Ltd.	706,804	59,224
#	Sirtex Medical, Ltd.	219,105	2,531,136
#	Skilled Group, Ltd.	683,331	2,542,248
	Slater & Gordon, Ltd.	31,832	85,859
#	SMS Management & Technology, Ltd.	451,922	2,394,368
	Southern Cross Electrical Engineering, Ltd.	21,171	29,926
#	Southern Cross Media Group, Ltd.	2,652,105	4,329,528
	Spark Infrastructure Group	3,454,752	5,982,356
	Specialty Fashion Group, Ltd.	809,557	1,004,634
#*	St Barbara, Ltd.	2,014,732	2,527,657
*	Starpharma Holdings, Ltd.	742,631	842,153
#*	Straits Resources, Ltd.	917,602	38,175
*	Strike Energy, Ltd.	1,315,724	159,063
	Structural Systems, Ltd.	138,772	78,091
#	STW Communications Group, Ltd.	1,360,970	2,079,280
#*	Sundance Energy Australia, Ltd.	1,535,367	1,772,669
*	Sundance Resources, Ltd.	8,756,539	1,914,544
	Sunland Group, Ltd.	741,191	1,020,213
#	Super Retail Group, Ltd.	1,291,875	16,677,773

	Swick Mining Services, Ltd.	106,166	$37,677
*	Talisman Mining, Ltd.	197,798	26,875
#*	Talon Petroleum, Ltd.	348,484	24,672
#*	Tanami Gold NL	1,282,342	214,034
*	Tap Oil, Ltd.	1,450,696	921,398
	Tassal Group, Ltd.	626,912	1,307,123
#	Technology One, Ltd.	1,322,653	2,440,838
#*	Ten Network Holdings, Ltd.	9,333,986	3,119,029
#*	TFS Corp., Ltd.	1,393,854	787,397
	Thorn Group, Ltd.	378,515	812,284
*	Tiger Resources, Ltd.	2,187,638	745,774
*	Toro Energy, Ltd.	70,156	8,397
#	Tox Free Solutions, Ltd.	488,631	1,699,703
#	TPG Telecom, Ltd.	1,569,063	5,165,187
#	Transfield Services, Ltd.	2,146,982	4,101,723
*	Transpacific Industries Group, Ltd.	4,617,433	4,772,103
	Treasury Group, Ltd.	5,791	39,524
#	Troy Resources, Ltd.	429,008	971,297
	Trust Co., Ltd. (The)	89,605	527,825
#	UGL, Ltd.	583,161	6,226,092
*	Unity Mining, Ltd.	2,433,889	233,282
	UXC, Ltd.	1,251,314	1,610,425
#*	Venture Minerals, Ltd.	450,858	85,024
	Village Roadshow, Ltd.	855,994	4,357,180
#*	Virgin Australia Holdings, Ltd.	7,648,897	3,314,042
	Virgin Australia Holdings, Ltd.	7,648,897	39,818
*	Vision Eye Institute, Ltd.	63,485	42,188
	Vocus Communications, Ltd.	23,715	44,002
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,878
	Watpac, Ltd.	718,644	512,941
	WDS, Ltd.	375,342	206,423
#	Webjet, Ltd.	390,881	1,935,442
	Webster, Ltd.	180,921	133,107
#	Western Areas, Ltd.	821,191	2,939,155
*	Western Desert Resources, Ltd.	225,143	182,741
#*	White Energy Co., Ltd.	643,913	114,831
	WHK Group, Ltd.	1,230,777	1,300,260
#	Wide Bay Australia, Ltd.	84,697	479,254
#*	Windimurra Vanadium, Ltd.	67,179	—
#	Wotif.com Holdings, Ltd.	588,604	3,044,857
*	Yancoal Australia, Ltd.	132,219	340,040
#*	YTC Resources, Ltd.	104,200	29,373
TOTAL AUSTRALIA			612,584,873

CANADA — (0.0%)
*	B2Gold Corp.	1	2
#*	Marengo Mining, Ltd.	1,428,204	185,872
TOTAL CANADA			185,874

CHINA — (0.2%)
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Resources and Transportation Group, Ltd.	29,500,000	1,141,636

	China WindPower Group, Ltd.	15,250,000	$580,327
	Lee & Man Chemical Co., Ltd.	201,142	117,334
*	Madex International Holdings, Ltd.	3,022,000	47,571
*	Skyfame Realty Holdings, Ltd.	2,611,625	195,797
TOTAL CHINA			2,082,665

HONG KONG — (19.3%)
	Aeon Credit Service Asia Co., Ltd.	580,000	640,940
#	Aeon Stores Hong Kong Co., Ltd.	248,000	600,903
	Alco Holdings, Ltd.	1,426,000	293,988
	Allan International Holdings	720,000	235,344
	Allied Group, Ltd.	683,200	2,271,615
	Allied Overseas, Ltd.	50,000	36,495
	Allied Properties HK, Ltd.	12,297,857	1,984,821
*	Apac Resources, Ltd.	12,780,000	263,876
	APT Satellite Holdings, Ltd.	1,338,500	938,365
	Arts Optical International Hldgs	730,000	171,186
#	Asia Financial Holdings, Ltd.	2,474,908	1,097,162
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,528,808
*	Asia Standard Hotel	11,777,218	1,093,714
	Asia Standard International Group	13,425,937	2,494,546
#	Associated International Hotels, Ltd.	980,000	2,826,173
	Aupu Group Holding Co., Ltd.	2,504,000	219,532
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,123
*	Birmingham International Holdings, Ltd.	6,502,000	127,317
	Bonjour Holdings, Ltd.	9,886,000	1,584,131
	Bossini International Hldg	3,871,500	209,649
#*	Brightoil Petroleum Holdings, Ltd.	5,660,000	1,075,223
#*	Brockman Mining, Ltd.	23,482,814	1,423,160
*	Burwill Holdings, Ltd.	8,888,960	145,786
	Cafe de Coral Holdings, Ltd.	1,056,000	3,255,081
*	Celestial Asia Securities Holdings	127,572	9,887
	Century City International Holdings, Ltd.	6,419,460	472,791
	Century Sunshine Group Holdings, Ltd.	3,655,000	344,126
	Champion Technology Holdings, Ltd.	14,881,730	230,108
*	Chaoyue Group, Ltd.	1,255,000	55,171
	Chen Hsong Holdings	1,212,000	425,405
	Cheuk Nang Holdings, Ltd.	589,036	450,087
	Chevalier International Holdings, Ltd.	751,318	1,287,368
*	China Billion Resources, Ltd.	4,876,000	—
*	China Boon Holdings, Ltd.	6,200,000	80,106
*	China Daye Non-Ferrous Metals Mining, Ltd.	8,435,837	283,215
	China Digicontent Co., Ltd.	2,710,000	3,491
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	362,026
*	China Energy Development Holdings, Ltd.	24,202,000	365,982
*	China Environmental Investment Holdings, Ltd.	7,470,000	229,000
*	China Financial Services Holdings, Ltd.	954,000	81,134
*	China Flavors & Fragrances Co., Ltd.	156,137	23,707
*	China Gamma Group, Ltd.	5,350,000	80,853
*	China Infrastructure Investment, Ltd.	7,776,000	167,289
	China Metal International Holdings, Inc.	2,582,000	575,649
	China Motor Bus Co., Ltd.	50,000	459,063

*	China Nuclear Industry 23 International Corp., Ltd.	1,024,000	$220,609
*	China Oriental Culture Group, Ltd.	776,000	26,500
*	China Outdoor Media Group, Ltd.	7,765,000	65,186
*	China Renji Medical Group, Ltd.	12,784,000	—
*	China Solar Energy Holdings, Ltd.	37,990,000	117,515
*	China Star Entertainment, Ltd.	400,000	20,128
*	China Strategic Holdings, Ltd.	12,585,000	228,607
	China Ting Group Holdings, Ltd.	2,443,151	154,303
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,915
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	188,701
	Chinney Investment, Ltd.	1,144,000	185,882
#	Chong Hing Bank, Ltd.	962,000	2,370,248
#	Chow Sang Sang Holdings International, Ltd.	1,549,000	4,564,531
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	420,938
	Chuang's China Investments, Ltd.	3,550,494	233,607
*	Chuang's Consortium International, Ltd.	5,351,837	719,122
	Chun Wo Development Holdings, Ltd.	2,002,926	150,049
#	CITIC Telecom International Holdings, Ltd.	6,363,000	2,374,139
	CK Life Sciences International Holdings, Inc.	16,256,000	1,406,516
	CNT Group, Ltd.	8,315,264	343,138
*	COL Capital, Ltd.	2,209,840	387,417
*	Continental Holdings, Ltd.	828,250	10,897
	Convenience Retail Asia, Ltd.	42,000	31,943
	Cosmos Machinery Enterprises, Ltd.	894,400	55,918
*	CP Lotus Corp.	11,420,000	344,984
#	Cross-Harbour Holdings, Ltd. (The)	679,520	574,576
	CSI Properties, Ltd.	30,046,383	1,395,928
*	CST Mining Group, Ltd.	71,688,000	1,074,154
*	Culture Landmark Investment, Ltd.	509,800	40,679
*	Culturecom Holdings, Ltd.	3,315,000	658,412
	Dah Sing Banking Group, Ltd.	1,970,797	2,718,721
	Dah Sing Financial Holdings, Ltd.	713,427	3,740,760
	Dan Form Holdings Co., Ltd.	3,668,260	454,900
	Dickson Concepts International, Ltd.	1,199,500	680,989
*	Dingyi Group Investment, Ltd.	5,497,500	169,883
	Dorsett Hospitality International, Ltd.	3,372,000	966,575
*	DVN Holdings, Ltd.	863,000	35,158
	Eagle Nice International Holdings, Ltd.	1,116,000	241,757
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	237,127
	EganaGoldfeil Holdings, Ltd.	4,121,757	—
	Emperor Capital Group, Ltd.	1,962,000	91,136
	Emperor Entertainment Hotel, Ltd.	3,210,000	1,006,983
	Emperor International Holdings	6,208,753	1,692,458
#	Emperor Watch & Jewellery, Ltd.	23,650,000	2,416,663
*	ENM Holdings, Ltd.	15,112,000	850,579
*	Enviro Energy International Holdings, Ltd.	4,776,000	101,128
*	EPI Holdings, Ltd.	18,769,927	467,549
#	Esprit Holdings, Ltd.	9,760,450	11,766,177
*	eSun Holdings, Ltd.	4,360,000	721,578
	EVA Precision Industrial Holdings, Ltd.	6,354,000	969,660
	Ezcom Holdings, Ltd.	72,576	449
	Fairwood, Ltd.	510,100	1,104,800
#	Far East Consortium International Ltd/HK	5,180,001	1,729,506

#*	Fook Woo Group Holdings, Ltd.	952,000	$166,791
*	Fountain SET Holdings, Ltd.	4,622,000	555,045
	Four Seas Mercantile Hldg	592,000	198,768
*	Foxconn International Holdings, Ltd.	1,767,000	662,962
	Fujikon Industrial Holdings, Ltd.	124,000	58,354
*	G-Resources Group, Ltd.	87,717,000	4,587,324
	Get Nice Holdings, Ltd.	20,464,000	937,299
#	Giordano International, Ltd.	7,582,000	7,556,131
	Glorious Sun Enterprises, Ltd.	2,702,000	780,197
	Gold Peak Industries Holding, Ltd.	3,118,642	350,117
	Golden Resources Development International, Ltd.	3,330,500	173,873
*	Goldin Financial Holdings, Ltd.	480,000	80,245
*	Goldin Properties Holdings, Ltd.	3,044,000	1,785,926
*	Grande Holdings, Ltd. (The)	882,000	46,585
	Great Eagle Holdings, Ltd.	70,160	286,289
*	Greenheart Group, Ltd.	24,000	2,110
*	Group Sense International, Ltd.	800,000	18,503
	Guangnan Holdings, Ltd.	2,249,600	275,723
	Guotai Junan International Holdings, Ltd.	3,258,000	1,419,653
	Haitong International Securities Group, Ltd.	1,499,586	616,249
	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hans Energy Co., Ltd.	1,448,000	28,462
*	Hao Tian Resources Group, Ltd.	5,584,000	237,544
#	Harbour Centre Development, Ltd.	963,500	1,944,203
	High Fashion International	268,000	98,458
	HKR International, Ltd.	5,895,136	3,180,562
	Hon Kwok Land Investment Co., Ltd.	314,800	134,937
	Hong Fok Land, Ltd.	1,210,000	1,559
#	Hong Kong Aircraft Engineering Co., Ltd.	37,600	538,398
	Hong Kong Ferry Holdings	809,300	889,089
#	Hong Kong Television Network, Ltd.	2,401,751	784,010
#	Hongkong & Shanghai Hotels (The)	643,500	1,103,525
	Hongkong Chinese, Ltd.	5,092,000	965,239
*	Hop Hing Group Holdings, Ltd.	540,000	24,791
	Hsin Chong Construction Group, Ltd.	2,567,658	381,467
*	Huafeng Group Holdings, Ltd.	5,113,325	142,355
	Hung Hing Printing Group, Ltd.	1,448,000	241,858
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	7,860,000	3,892,950
*	Hybrid Kinetic Group, Ltd.	9,224,000	131,415
*	Hycomm Wireless, Ltd.	89,090	19,340
*	Imagi International Holdings, Ltd.	34,584,000	406,162
	IPE Group, Ltd.	2,655,000	226,204
*	IRC, Ltd.	6,110,000	711,093
#	IT, Ltd.	3,646,532	1,488,268
	ITC Corp., Ltd.	659,645	50,273
	ITC Properties Group, Ltd.	3,645,747	1,546,096
*	Jinhui Holdings, Ltd.	121,000	25,822
*	JLF Investment Co., Ltd.	1,703,500	80,379
	Johnson Electric Holdings, Ltd.	3,242,000	2,415,765
	K Wah International Holdings, Ltd.	6,465,390	3,641,754
	Kam Hing International Holdings, Ltd.	1,974,000	173,250
	Kantone Holdings, Ltd.	9,835,145	102,657
	Karrie International Hldgs	1,341,200	50,054

	Keck Seng Investments	904,600	$448,497
	Kin Yat Holdings, Ltd.	374,000	46,825
	King Pacific International Holdings, Ltd.	1,404,200	22,069
*	King Stone Energy Group, Ltd.	5,097,000	286,147
	Kingmaker Footwear Holdings, Ltd.	1,484,955	258,610
	Kingston Financial Group, Ltd.	14,809,000	1,051,658
*	Ko Yo Chemical Group, Ltd.	16,260,000	244,226
	Kowloon Development Co., Ltd.	1,802,000	2,423,770
*	Kwoon Chung Bus Hldgs	530,000	116,702
*	Lai Sun Development	65,128,466	2,087,487
*	Lai Sun Garment International, Ltd.	2,948,000	616,421
	Lam Soon Hong Kong, Ltd.	302,310	167,746
	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,976
	Lee's Pharmaceutical Holdings, Ltd.	440,000	306,058
	Lerado Group Holdings Co.	1,900,000	237,811
	Lippo China Resources, Ltd.	11,788,000	334,344
	Lippo, Ltd.	1,195,700	570,933
*	Lisi Group Holdings, Ltd.	3,758,000	178,927
	Liu Chong Hing Investment	793,200	1,196,290
	Luen Thai Holdings, Ltd.	737,000	230,103
#	Luk Fook Holdings International, Ltd.	1,554,000	5,003,687
	Luks Group Vietnam Holdings Co., Ltd.	482,913	139,751
*	Lung Cheong International Holdings, Ltd.	1,622,000	75,375
	Lung Kee Bermuda Holdings	1,613,875	671,710
	Magnificent Estates	13,558,000	795,553
	Mainland Headwear Holdings, Ltd.	509,600	61,218
	Man Wah Holdings, Ltd.	1,756,000	1,681,677
	Man Yue Technology Holdings, Ltd.	1,064,000	157,777
	Matrix Holdings, Ltd.	1,067,414	248,017
*	Mei Ah Entertainment Group, Ltd.	11,040,000	174,356
	Melbourne Enterprises, Ltd.	40,500	798,315
	Melco International Development, Ltd.	6,017,000	10,481,466
#	Midland Holdings, Ltd.	4,048,000	1,792,918
	Ming Fai International Holdings, Ltd.	1,765,000	186,305
*	Ming Fung Jewellery Group, Ltd.	12,760,000	510,793
	Miramar Hotel & Investment	870,000	1,263,254
	Modern Beauty Salon Holdings, Ltd.	160,000	18,347
*	Mongolia Energy Corp., Ltd.	10,603,000	424,741
#*	Mongolian Mining Corp.	6,541,500	2,421,588
*	Nan Nan Resources Enterprise, Ltd.	90,000	7,252
	Nanyang Holdings	137,500	551,420
	National Electronic Hldgs	2,498,000	341,284
	Natural Beauty Bio-Technology, Ltd.	4,470,000	397,286
#*	Neo-Neon Holdings, Ltd.	3,378,500	763,849
*	Neptune Group, Ltd.	4,110,000	80,756
	New Century Group Hong Kong, Ltd.	13,351,464	260,657
*	New Focus Auto Tech Holdings, Ltd.	104,000	8,867
*	New Smart Energy Group, Ltd.	28,675,000	258,566
#*	New Times Energy Corp., Ltd.	1,297,600	130,488
#	Newocean Energy Holdings, Ltd.	4,642,000	2,646,104
*	Next Media, Ltd.	4,095,183	617,241
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,148,600	51,845

*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	$353,355
	Orient Power Holdings, Ltd.	804,000	19,472
#	Oriental Watch Holdings	3,084,800	1,007,820
	Pacific Andes International Holdings, Ltd.	11,385,378	557,860
	Pacific Basin Shipping, Ltd.	9,981,000	5,944,509
	Pacific Textile Holdings, Ltd.	2,427,000	2,617,656
	Paliburg Holdings, Ltd.	3,152,830	1,058,988
*	Pan Asia Environmental Protection Group, Ltd.	620,000	44,829
#	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Oil, Ltd.	12,889,800	1,046,122
	Pegasus International Holdings, Ltd.	226,000	32,306
	Pico Far East Holdings, Ltd.	4,668,000	1,679,976
	Playmates Holdings, Ltd.	306,000	276,512
*	PNG Resources Holdings, Ltd.	17,442,362	608,610
	Pokfulam Development Co.	234,000	377,173
*	Poly Capital Holdings, Ltd.	1,154,000	15,816
	Polytec Asset Holdings, Ltd.	10,763,526	1,446,599
	Public Financial Holdings, Ltd.	3,194,000	1,623,509
	PYI Corp., Ltd.	21,397,973	518,681
*	Pyxis Group, Ltd.	1,936,000	42,398
	Raymond Industrial, Ltd.	818,400	97,162
	Regal Hotels International Holdings, Ltd.	2,683,800	1,295,091
	Richfield Group Holdings, Ltd.	9,672,000	387,826
*	Rising Development Holdings, Ltd.	2,278,000	150,930
	Rivera Holdings, Ltd.	5,710,000	225,177
#	SA SA International Holdings, Ltd.	5,978,000	5,774,478
	Safety Godown Co., Ltd.	398,000	604,538
*	San Miguel Brewery Hong Kong, Ltd.	356,800	56,902
*	Sandmartin International Holdings, Ltd.	84,000	5,842
	Sanyuan Group, Ltd.	415,000	8,019
	SAS Dragon Hldg, Ltd.	430,000	99,979
	SEA Holdings, Ltd.	1,158,000	748,878
*	SEEC Media Group, Ltd.	136,000	3,682
*	Sheng Yuan Holdings, Ltd.	60,000	3,036
#	Shenyin Wanguo HK, Ltd.	1,742,500	599,289
	Shenzhen High-Tech Holdings, Ltd.	812,000	40,278
*	Shougang Concord Technology Holdings	4,479,809	265,754
*	Shun Ho Resources Holdings, Ltd.	301,000	56,253
*	Shun Ho Technology Holdings, Ltd.	1,037,452	197,890
	Shun Tak Holdings, Ltd.	9,175,419	4,941,011
	Silver base Group Holdings, Ltd.	197,000	60,062
*	Sing Pao Media Enterprises, Ltd.	250,511	484
	Sing Tao News Corp., Ltd.	1,974,000	295,581
#	Singamas Container Holdings, Ltd.	8,418,000	2,201,251
*	Sino Distillery Group, Ltd.	2,650,000	222,873
*	Sino-Tech International Holdings, Ltd.	29,380,000	136,254
	Sinocan Holdings, Ltd.	350,000	1,758
*	Sinocop Resources Holdings, Ltd.	2,400,000	185,479
	SIS International Holdings	34,000	13,279
	Sitoy Group Holdings, Ltd.	150,000	71,656
#	SmarTone Telecommunications Holdings, Ltd.	2,148,000	3,548,141
	SOCAM Development, Ltd.	1,232,771	1,517,966
*	Solomon Systech International, Ltd.	6,312,000	172,112
	Soundwill Holdings, Ltd.	358,000	915,012

*	South China China, Ltd.	6,744,000	$661,444
*	South China Land, Ltd.	17,111,170	291,570
	Stella International Holdings, Ltd.	45,000	135,358
	Stelux Holdings International, Ltd.	2,699,400	1,014,456
*	Styland Holdings, Ltd.	137,438	2,105
*	Success Universe Group, Ltd.	5,552,000	130,824
	Sun Hing Vision Group Holdings, Ltd.	358,000	126,833
	Sun Hung Kai & Co., Ltd.	2,595,429	1,753,420
*	Sun Innovation Holdings, Ltd.	10,445,655	107,652
*	Sunway International Holdings, Ltd.	538,000	12,454
*	Superb Summit International Group, Ltd.	20,141,600	778,562
*	Sustainable Forest Holdings, Ltd.	13,677,750	88,247
	TAI Cheung Holdings	2,019,000	1,613,538
	TAI Sang Land Developement, Ltd.	598,984	287,855
*	Talent Property Group, Ltd.	5,106,420	95,563
#	Tan Chong International, Ltd.	1,212,000	387,787
#	Tao Heung Holdings, Ltd.	298,000	169,880
#*	Taung Gold International, Ltd.	14,590,000	298,846
	Termbray Industries International	2,304,900	311,992
	Tern Properties	51,200	31,008
	Texwinca Holdings, Ltd.	2,490,000	2,635,415
	Tian Teck Land	1,054,000	1,183,342
#*	Titan Petrochemicals Group, Ltd.	13,140,000	4,232
*	Tom Group, Ltd.	3,100,000	332,568
	Tongda Group Holdings, Ltd.	14,020,000	941,016
*	Topsearch International Holdings, Ltd.	2,020,000	56,730
*	Town Health International Investments, Ltd.	1,175,165	78,742
	Tradelink Electronic Commerce, Ltd.	1,890,000	359,224
#	Transport International Holdings, Ltd.	997,341	2,238,759
#	Trinity, Ltd.	5,730,000	2,945,407
	Tristate Holdings, Ltd.	188,000	93,041
*	TSC Group Holdings, Ltd.	2,515,000	717,815
	Tse Sui Luen Jewellery International, Ltd.	300,000	159,197
	Tungtex Holdings	88,000	8,959
	Tysan Holdings, Ltd.	1,040,773	191,940
*	U-RIGHT International Holdings, Ltd.	4,746,000	8,560
#*	United Laboratories International Holdings, Ltd. (The)	3,210,000	1,425,939
	Universal Technologies Holdings, Ltd.	7,630,000	520,950
*	Up Energy Development Group, Ltd.	1,011,000	73,295
*	Value Convergence Holdings, Ltd.	1,500,000	193,574
#	Value Partners Group, Ltd.	3,752,000	2,441,207
	Van Shung Chong Holdings, Ltd.	789,335	108,633
	Varitronix International, Ltd.	1,183,293	687,510
	Vedan International Holdings, Ltd.	3,272,000	218,315
	Victory City International Holdings, Ltd.	5,072,729	668,886
	Vitasoy International Holdings, Ltd.	3,935,000	4,441,783
	VST Holdings, Ltd.	3,406,000	890,115
	Wai Kee Holdings, Ltd.	7,946,738	2,106,215
	Wang On Group, Ltd.	21,891,286	322,553
*	Warderly International Holdings, Ltd.	520,000	32,154
	Water Oasis Group, Ltd.	1,346,000	100,882
	Win Hanverky Holdings, Ltd.	1,812,000	217,324
	Wing On Co. International, Ltd.	781,000	2,547,155

	Wing Tai Properties, Ltd.	1,957,331	$1,398,879
	Wong's International Hldgs	737,641	238,331
	Wong's Kong King International	120,000	11,560
	Xinyi Glass Holdings, Ltd.	10,888,000	7,729,625
*	Xpress Group, Ltd.	440,000	22,111
	Yangtzekiang Garment, Ltd.	606,500	229,801
	Yau Lee Holdings, Ltd.	534,000	118,476
	Yeebo International Hldg	572,000	79,954
#	YGM Trading, Ltd.	455,000	1,315,817
	YT Realty Group, Ltd.	749,000	254,455
*	Yugang International, Ltd.	93,492,000	687,061
	Zhuhai Holdings Investment Group, Ltd.	2,558,000	389,854
TOTAL HONG KONG			267,079,489

NEW ZEALAND — (6.0%)
*	A2 Corp., Ltd.	59,795	28,997
	Abano Healthcare Group, Ltd.	29,547	156,361
	Air New Zealand, Ltd.	2,261,316	2,907,865
	Auckland International Airport, Ltd.	776,064	1,915,181
	Briscoe Group, Ltd.	2,235	4,494
*	Cavalier Corp., Ltd.	283,674	451,400
	CDL Investments New Zealand, Ltd.	163,215	78,165
	Chorus, Ltd.	408,855	962,695
	Colonial Motor Co., Ltd. (The)	148,846	526,711
*	Diligent Board Member Services, Inc.	37,127	194,373
	Ebos Group, Ltd.	221,582	1,730,844
	Fisher & Paykel Healthcare Corp., Ltd.	3,204,679	7,027,836
#	Freightways, Ltd.	806,890	3,060,856
	Hallenstein Glasson Holdings, Ltd.	243,961	1,174,437
	Heartland New Zealand, Ltd.	173,369	110,386
#	Hellaby Holdings, Ltd.	353,056	959,546
	Infratil, Ltd.	2,447,884	4,936,489
	Kathmandu Holdings, Ltd.	104,452	221,243
#	Mainfreight, Ltd.	451,390	4,271,997
	Methven, Ltd.	93,877	101,316
*	Metlifecare, Ltd.	1,860	4,991
	Michael Hill International, Ltd.	1,534,152	1,773,139
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	756,104
	New Zealand Oil & Gas, Ltd.	2,036,646	1,457,640
#	New Zealand Refining Co., Ltd. (The)	591,259	1,243,461
	Northland Port Corp. NZ, Ltd.	178,548	408,685
#	Nuplex Industries, Ltd.	1,021,621	2,842,806
#	NZX, Ltd.	914,910	1,026,662
#	Opus International Consultants, Ltd.	12,925	18,735
	PGG Wrightson, Ltd.	833,599	259,363
	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	6,100,629
*	Pumpkin Patch, Ltd.	606,913	619,761
*	Rakon, Ltd.	346,364	69,701
#	Restaurant Brands New Zealand, Ltd.	445,283	1,039,905
	Richina Pacific, Ltd.	274,180	82,586
*	Rubicon, Ltd.	1,485,105	386,582
#	Ryman Healthcare, Ltd.	1,710,210	7,215,806

	Sanford Ltd/NZ	393,618	$1,467,358
	Scott Technology, Ltd.	36,510	71,770
	Seafresh Fisheries, Ltd.	80,520	1,886
#	Skellerup Holdings, Ltd.	474,476	588,533
	Sky Network Television, Ltd.	1,006,593	4,465,776
	SKYCITY Entertainment Group, Ltd.	3,254,988	12,026,351
	South Port New Zealand, Ltd.	27,094	76,279
#	Steel & Tube Holdings, Ltd.	393,966	884,554
	Tourism Holdings, Ltd.	274,867	147,057
	Tower, Ltd.	995,808	1,601,220
#	TrustPower, Ltd.	60,646	390,107
#	Vector, Ltd.	986,035	2,352,454
	Warehouse Group, Ltd. (The)	588,314	1,718,925
#*	Xero, Ltd.	59,827	551,673
TOTAL NEW ZEALAND			82,471,691

SINGAPORE — (12.7%)
#*	Abterra, Ltd.	531,800	287,638
	Amara Holdings, Ltd.	244,000	110,498
#	Amtek Engineering, Ltd.	1,270,000	549,622
	Armstrong Industrial Corp., Ltd.	1,515,000	367,904
#	ASL Marine Holdings, Ltd.	816,600	471,564
	Ausgroup, Ltd.	3,194,000	1,396,695
#	Baker Technology, Ltd.	1,272,000	453,135
*	Banyan Tree Holdings, Ltd.	960,000	477,134
	Beng Kuang Marine, Ltd.	200,000	17,179
*	Biosensors International Group, Ltd.	5,439,237	5,740,569
	Bonvests Holdings, Ltd.	978,000	891,881
	Boustead Singapore, Ltd.	1,405,000	1,673,071
	Breadtalk Group, Ltd.	827,800	631,461
	Broadway Industrial Group, Ltd.	1,374,000	377,898
#	Bukit Sembawang Estates, Ltd.	562,003	3,222,584
	Bund Center Investment, Ltd.	1,667,000	309,567
	CH Offshore, Ltd.	1,642,400	629,991
#	China Aviation Oil Singapore Corp., Ltd.	1,261,000	1,099,995
*	China Dairy Group, Ltd.	292,000	23,638
*	China Energy, Ltd.	564,000	36,577
#	China Merchants Holdings Pacific, Ltd.	813,000	577,803
	Chip Eng Seng Corp., Ltd.	3,471,800	2,273,396
	Chuan Hup Holdings, Ltd.	3,967,000	882,530
#	Cosco Corp. Singapore, Ltd.	6,569,000	4,842,979
#	Creative Technology, Ltd.	272,200	624,790
	CSC Holdings, Ltd.	2,495,000	235,280
#	CSE Global, Ltd.	2,995,000	2,092,113
	CWT, Ltd.	1,173,700	1,465,144
	Datapulse Technology, Ltd.	89,000	14,758
#*	Delong Holdings, Ltd.	1,361,000	560,603
	DMX Technologies Group, Ltd.	1,959,000	381,297
#	Dyna-Mac Holdings, Ltd.	1,678,000	631,278
#	Elec & Eltek International Co., Ltd.	147,000	350,243
	Ellipsiz, Ltd.	123,000	9,041
	EnGro Corp., Ltd.	354,000	274,376
	Enviro-Hub Holdings, Ltd.	1,445,666	107,399

	Etika International Holdings, Ltd.	405,000	$120,707
	Eu Yan Sang International, Ltd.	673,800	332,041
*	euNetworks Group, Ltd.	411,000	4,979
#*	Ezra Holdings, Ltd.	4,228,000	3,951,761
*	Falcon Energy Group, Ltd.	1,677,000	564,780
	Far East Orchard, Ltd.	1,054,598	1,842,160
	FJ Benjamin Holdings, Ltd.	1,305,000	284,963
	Food Empire Holdings, Ltd.	1,256,400	712,334
#	Fragrance Group, Ltd.	6,016,000	1,239,679
	Freight Links Express Holdings, Ltd.	6,473,111	439,134
#*	Gallant Venture, Ltd.	4,224,000	955,717
	GK Goh Holdings, Ltd.	1,458,000	1,037,568
	Global Yellow Pages, Ltd.	299,000	19,550
#	GMG Global, Ltd.	17,007,000	1,717,880
	Goodpack, Ltd.	1,151,000	1,741,397
	GP Batteries International, Ltd.	343,000	318,734
	GP Industries, Ltd.	2,643,209	1,045,996
#	GuocoLand, Ltd.	404,314	758,148
#	GuocoLeisure, Ltd.	2,877,000	2,046,951
	Guthrie GTS, Ltd.	1,702,000	1,053,514
	Hanwell Holdings, Ltd.	1,823,419	410,361
*	Healthway Medical Corp., Ltd.	7,622,776	585,793
	HG Metal Manufacturing, Ltd.	1,768,000	146,864
#	Hi-P International, Ltd.	1,309,000	752,342
	Hiap Hoe, Ltd.	272,000	143,071
	Hiap Seng Engineering, Ltd.	612,000	160,604
*	HLH Group, Ltd.	8,364,000	176,033
	Ho Bee Investment, Ltd.	1,509,000	2,352,949
#*	Hong Fok Corp., Ltd.	3,323,640	1,866,372
	Hong Leong Asia, Ltd.	633,000	872,787
	Hotel Grand Central, Ltd.	1,266,047	1,089,167
	Hotel Properties, Ltd.	1,369,400	3,643,242
	Hour Glass, Ltd. (The)	622,744	930,973
	HTL International Holdings, Ltd.	1,063,843	262,704
*	Huan Hsin Holdings, Ltd.	393,400	15,653
	HupSteel, Ltd.	1,572,875	292,220
	Hwa Hong Corp., Ltd.	2,186,000	645,298
#	Hyflux, Ltd.	3,345,500	3,946,603
	IFS Capital, Ltd.	248,080	102,127
#	Indofood Agri Resources, Ltd.	3,159,000	3,154,686
	InnoTek, Ltd.	950,000	234,414
	IPC Corp., Ltd.	4,067,000	483,699
	Isetan Singapore, Ltd.	122,500	476,546
	Jaya Holdings, Ltd.	2,174,000	1,212,634
*	Jiutian Chemical Group, Ltd.	6,743,000	535,830
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K-Green Trust	841,000	749,741
	K1 Ventures, Ltd.	3,382,500	445,410
	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,581,442
	Koh Brothers Group, Ltd.	1,432,000	364,559
	Lafe Corp., Ltd.	1,234,800	77,858
	LC Development, Ltd.	3,569,504	446,992
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,020,847

*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	$219,025
	Lian Beng Group, Ltd.	1,354,000	486,738
#	Low Keng Huat Singapore, Ltd.	523,000	308,402
	Lum Chang Holdings, Ltd.	1,042,030	282,394
	M1, Ltd.	1,377,000	3,288,736
*	Manhattan Resources, Ltd.	911,000	298,878
	Marco Polo Marine, Ltd.	963,000	330,717
	Memstar Technology, Ltd.	423,000	32,190
#	Mercator Lines Singapore, Ltd.	555,000	51,580
	Mermaid Maritime PCL	643,000	181,915
	Metro Holdings, Ltd.	2,085,792	1,541,431
#	Mewah International, Inc.	1,699,000	652,465
#	Midas Holdings, Ltd.	7,026,000	3,074,690
#	Nam Cheong, Ltd.	5,170,740	1,106,989
	New Toyo International Holdings, Ltd.	1,624,000	375,194
	NSL, Ltd.	422,000	517,314
*	Oceanus Group, Ltd.	11,864,000	559,163
	OKP Holdings, Ltd.	207,000	84,494
#	OSIM International, Ltd.	1,465,000	2,364,139
*	Ossia International, Ltd.	236,554	21,265
#*	Otto Marine, Ltd.	5,355,500	376,545
#	Overseas Union Enterprise, Ltd.	1,466,000	3,637,469
	Pan Pacific Hotels Group, Ltd.	1,669,500	3,192,815
	Pan-United Corp., Ltd.	2,006,000	1,555,717
	PEC, Ltd.	47,000	24,340
*	Penguin International, Ltd.	400,000	25,255
#	Petra Foods, Ltd.	831,000	2,787,518
	Popular Holdings, Ltd.	2,763,650	635,993
	QAF, Ltd.	1,121,151	829,332
#*	Raffles Education Corp., Ltd.	3,902,710	1,136,441
	Raffles Medical Group, Ltd.	707,223	1,875,096
	Rickmers Maritime	53,000	14,777
	Rotary Engineering, Ltd.	1,339,600	558,108
	Roxy-Pacific Holdings, Ltd.	451,000	229,578
*	S I2I, Ltd.	17,004,000	329,510
	San Teh, Ltd.	999,087	261,942
*	Sapphire Corp., Ltd.	704,000	67,869
	SBS Transit, Ltd.	953,500	1,153,499
	See Hup Seng, Ltd.	312,000	53,050
	Sheng Siong Group, Ltd.	948,000	501,639
	Sim Lian Group, Ltd.	2,281,855	1,602,501
#	Sinarmas Land, Ltd.	4,095,000	1,504,877
	Sing Holdings, Ltd.	891,000	305,795
	Sing Investments & Finance, Ltd.	297,675	340,651
	Singapore Land, Ltd.	49,000	367,946
	Singapore Post, Ltd.	8,035,120	8,069,733
	Singapore Reinsurance Corp., Ltd.	1,514,530	320,274
	Singapore Shipping Corp., Ltd.	1,689,000	326,799
	Singapura Finance, Ltd.	174,062	217,867
	SMRT Corp., Ltd.	234,000	298,264
#	Sound Global, Ltd.	1,432,000	634,891
#	Stamford Land Corp., Ltd.	2,938,000	1,352,335
	Straco Corp., Ltd.	130,000	32,593

	STX OSV Holdings, Ltd.	3,328,000	$3,287,201
	Sunningdale Tech, Ltd.	2,398,000	244,417
#*	SunVic Chemical Holdings, Ltd.	1,650,000	541,723
	Super Group, Ltd.	1,115,000	3,511,015
#	Swiber Holdings, Ltd.	3,774,000	2,048,947
	Swissco Holdings, Ltd.	295,000	66,786
#	Tat Hong Holdings, Ltd.	1,642,800	2,023,872
	Technics Oil & Gas, Ltd.	1,002,000	699,568
	Thakral Corp., Ltd.	6,028,000	155,790
	Tiong Woon Corp. Holding, Ltd.	1,754,250	582,310
*	Transcu Group, Ltd.	4,936,000	48,351
#*	Triyards holdings, Ltd.	348,900	225,823
	Tuan Sing Holdings, Ltd.	3,944,475	1,147,544
	UMS Holdings, Ltd.	1,225,000	445,290
	United Engineers, Ltd.	1,122,014	2,882,985
#	United Envirotech, Ltd.	2,135,000	1,232,184
	United Industrial Corp., Ltd.	138,000	339,793
	United Overseas Insurance, Ltd.	187,250	650,552
	UOB-Kay Hian Holdings, Ltd.	1,785,400	2,456,816
#	UPP Holdings, Ltd.	2,845,000	725,302
	Venture Corp., Ltd.	1,153,000	8,056,611
	Vicom, Ltd.	120,000	498,309
	WBL Corp., Ltd.	633,000	2,159,475
	Wheelock Properties Singapore, Ltd.	1,210,000	1,881,150
#	Wing Tai Holdings, Ltd.	2,321,567	3,570,165
*	Xpress Holdings, Ltd.	915,000	31,164
#	Yeo Hiap Seng, Ltd.	223,731	513,606
	YHI International, Ltd.	1,174,000	293,464
	Yoma Strategic Holdings, Ltd.	2,000	1,231
	Yongnam Holdings, Ltd.	4,929,000	1,133,581
TOTAL SINGAPORE			175,313,208

UNITED STATES — (0.0%)
	Biota Pharmaceuticals, Inc.	128,099	520,082
TOTAL COMMON STOCKS			1,140,237,882
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Bionomics, Ltd. Rights 04/03/13	43,164	899
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Greenland Minerals & Energy, Ltd. Warrants 10/05/14	42,656	2,664
TOTAL AUSTRALIA			3,563

HONG KONG — (0.0%)
*	Haitong International Securities Group, Ltd. Rights 04/03/13	749,793	56,023

* Sustainable Forest Holdings, Ltd. Rights 04/25/13	2,279,625	$—
TOTAL HONG KONG		56,023
TOTAL RIGHTS/WARRANTS		59,586

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (17.4%)
§@ DFA Short Term Investment Fund	20,743,302	240,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 04/01/13 (Collateralized by $327,693 FNMA, rates ranging from 2.500% to 3.500%, maturities ranging from 01/01/28 to 08/01/42, valued at $329,227) to be repurchased at $322,779	$323	322,772
TOTAL SECURITIES LENDING COLLATERAL		240,322,772

TOTAL INVESTMENTS — (100.0%) (Cost $1,239,670,621)		$1,380,620,240

Summary of the Series' investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$612,584,873	—	$612,584,873
Canada	—	185,874	—	185,874
China	—	2,082,665	—	2,082,665
Hong Kong	—	267,079,489	—	267,079,489
New Zealand	—	82,471,691	—	82,471,691
Singapore	—	175,313,208	—	175,313,208
United States	$520,082	—	—	520,082
Rights/Warrants
Australia	—	3,563	—	3,563
Hong Kong	—	56,023	—	56,023
Securities Lending Collateral	—	240,322,772	—	240,322,772
TOTAL	$520,082	$1,380,100,158	—	$1,380,620,240

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.3%)
AUSTRIA — (2.2%)
*	A-TEC Industries AG	21,828	$—
	Agrana Beteiligungs AG	17,354	2,348,485
	AMAG Austria Metall AG	19,012	585,118
	Atrium European Real Estate, Ltd.	614,001	3,543,881
	Austria Email AG	715	7,011
	Austria Technologie & Systemtechnik AG	42,211	368,302
	BKS Bank AG	3,120	70,364
	CA Immobilien Anlagen AG	163,483	2,155,216
	DO & Co. AG	4,401	201,146
#	EVN AG	154,782	2,242,035
	Flughafen Wien AG	45,527	2,715,455
	Frauenthal Holding AG	4,212	44,304
#*	Intercell AG	254,689	551,903
	Josef Manner & Co. AG	870	60,779
#	Kapsch TrafficCom AG	22,171	1,055,523
#	Lenzing AG	51,434	4,306,645
	Mayr-Melnhof Karton AG	45,831	5,022,488
	Oberbank AG	37,973	2,351,209
#	Oesterreichische Post AG	151,659	6,527,770
#	Palfinger AG	57,325	1,666,686
#	Polytec Holding AG	82,397	679,833
	RHI AG	113,647	3,687,230
	Rosenbauer International AG	15,481	1,041,827
#	S IMMO AG	236,155	1,420,054
	Schoeller-Bleckmann Oilfield Equipment AG	52,807	5,289,155
	Semperit Holding AG	49,494	1,912,542
	Strabag SE	102,680	2,303,137
	Telekom Austria AG	50,320	330,479
	UBM Realitaetenentwicklung AG	2,880	51,832
#*	Uniqa Versicherungen AG	248,568	3,227,024
#	Wienerberger AG	518,136	6,186,741
#	Wolford AG	11,252	320,294
	Zumtobel AG	145,385	1,680,271
TOTAL AUSTRIA			63,954,739

BELGIUM — (2.9%)
#*	Ablynx NV	113,157	987,997
	Ackermans & van Haaren NV	118,073	9,990,701
	Agfa-Gevaert NV	122,950	—
*	Agfa-Gevaert NV	898,617	1,609,086
	Arseus NV	95,993	2,514,739
	Atenor Group NV	5,478	236,198
#	Banque Nationale de Belgique	965	3,400,259
	Barco NV	60,150	5,271,200
	Cie d'Entreprises CFE	41,428	2,419,015
	Cie Immobiliere de Belgique SA	11,727	474,055
	Cie Maritime Belge SA	66,098	1,300,723
	CIE MOBILIERE BOIS SAUV S VV MISC.	87	—
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	241,756
	D'ieteren SA/NV	129,060	5,906,375

#*	Deceuninck NV	313,923	$544,759
	Deceuninck NV	247,412	—
#	Econocom Group	265,744	2,146,082
	Elia System Operator SA	135,158	5,786,381
*	Euronav NV	88,337	394,088
	EVS Broadcast Equipment SA	57,761	3,705,936
	Exmar NV	132,340	1,309,079
	Floridienne SA	2,033	223,219
#*	Galapagos NV	99,665	2,441,682
	Gimv NV	13,215	661,075
#	Hamon & CIE SA	4,508	81,449
*	Ion Beam Applications	89,062	649,764
	Jensen-Group NV	13,482	194,349
	Kinepolis Group NV	19,582	2,459,369
#	Lotus Bakeries	1,361	1,181,502
	Melexis NV	93,665	1,752,073
	Mobistar SA	86,524	1,947,052
#	NV Bekaert SA	161,290	4,473,589
#	Nyrstar	742,718	3,461,197
	Nyrstar	178,031	—
#*	Picanol	19,948	480,723
	RealDolmen	20	—
	RealDolmen	6,067	—
*	RealDolmen NV	120	20
*	RealDolmen NV	7,587	163,123
	Recticel SA	101,580	804,689
	Resilux	4,095	327,624
*	RHJ International	4,202	19,940
*	Rosier	655	168,746
	Roularta Media Group NV	9,163	157,777
	SAPEC	3,377	224,357
	SAPEC	75	—
	Sioen Industries NV	52,140	472,891
	Sipef SA	30,617	2,476,286
	Softimat SA	22,765	105,191
*	TER Beke SA	2,260	147,252
	Tessenderlo Chemie	9,955	—
	Tessenderlo Chemie NV	125,636	3,345,547
#*	ThromboGenics NV	155,245	7,474,236
	Van de Velde NV	34,216	1,502,323
	ZENITEL	8,654	—
TOTAL BELGIUM			85,635,474

DENMARK — (3.7%)
	Alk-Abello A.S.	29,336	2,123,665
*	Alm. Brand A.S.	484,611	1,689,288
	Amagerbanken A.S.	647,900	—
	Ambu A.S. Class B	27,380	950,403
*	Arkil Holding A.S. Class B	504	45,558
*	Atlantic Petroleum P/F	1,721	48,779
*	Auriga Industries A.S. Class B	96,829	2,145,125
#*	Bang & Olufsen Holdings A.S.	161,993	1,451,184
	BankNordik P/F	292	5,733

#*	Bavarian Nordic A.S.	105,508	$1,240,423
	BoConcept Holding A.S. Class B	5,650	104,068
	Brodrene Hartmann A.S.	11,730	266,519
	D/S Norden A.S.	110,869	3,574,746
*	Dalhoff Larsen & Horneman A.S.	853	646
#	DFDS A.S.	18,568	1,094,078
	Djurslands Bank A.S.	8,970	227,147
#*	East Asiatic Co., Ltd. A.S.	55,571	961,299
	FE Bording A.S.	539	59,253
	Fluegger A.S. Class B	4,198	250,687
*	Genmab A.S.	186,552	4,315,772
#	GN Store Nord A.S.	812,990	14,477,307
	GPV Industri A.S. Series B	2,200	—
*	Greentech Energy Systems A.S.	8,355	14,662
	Gronlandsbanken AB	852	91,606
*	H+H International A.S. Class B	21,395	108,642
	Harboes Bryggeri A.S. Class B	12,252	164,888
*	Hojgaard Holdings A.S. Class B	2,727	45,484
	IC Companys A.S.	35,278	813,692
	Incentive A.S.	3,575	—
	Jeudan A.S.	4,620	410,691
*	Jyske Bank A.S.	252,239	8,608,362
	Lan & Spar Bank A.S.	5,150	247,705
*	Lastas A.S. Class B	5,633	11,428
#	NKT Holding A.S.	110,421	4,105,521
	Nordjyske Bank A.S.	17,600	278,698
	Norresundby Bank A.S.	7,350	210,418
*	North Media A.S.	31,828	71,219
#	Pandora A.S.	236,869	6,538,093
#*	Parken Sport & Entertainment A.S.	33,556	487,869
	PER Aarsleff A.S. Class B	7,270	682,093
	Ringkjoebing Landbobank A.S.	18,815	2,805,440
	Roblon A.S. Class B	2,700	81,021
	Rockwool International A.S. Class B	30,614	3,739,800
	Royal Unibrew A.S.	45,850	4,077,842
	Schouw & Co. A.S.	74,017	2,550,110
#	SimCorp A.S.	19,486	5,235,702
#	Solar Holdings A.S. Class B	22,896	1,148,341
*	Spar Nord Bank A.S.	292,074	1,595,316
*	Sparekassen Faaborg A.S.	1,051	22,152
*	Sydbank A.S.	317,330	6,509,654
	Tivoli A.S.	969	497,204
#*	TK Development A.S.	153,640	341,710
*	Topdanmark A.S.	533,860	12,805,771
*	TopoTarget A.S.	332,263	171,596
*	Topsil Semiconductor Materials A.S.	194,350	13,369
*	Torm A.S.	116,264	18,005
	United International Enterprises	8,301	1,403,075
#*	Vestas Wind Systems A.S.	624,787	5,008,746
*	Vestjysk Bank A.S.	29,541	40,066
#*	Zealand Pharma A.S.	32,819	457,523
TOTAL DENMARK			106,445,194

#	Ahlstrom Oyj	38,214	$592,867
	Aktia Oyj Class A	17,737	162,632
#	Alma Media Oyj	277,852	1,318,925
	Amer Sports Oyj	509,189	8,417,928
	Aspo Oyj	83,192	675,315
	Atria P.L.C.	25,503	217,284
*	Bank of Aland P.L.C. Class B	22,078	230,242
	BasWare Oyj	34,550	895,394
*	Biotie Therapies Corp. Oyj	955,389	440,868
#	Cargotec Oyj	146,894	4,519,990
#	Citycon Oyj	1,326,718	3,794,897
*	Componenta Oyj	34,813	79,422
*	Comptel Oyj	337,600	173,305
#	Cramo Oyj	148,755	1,848,730
	Digia P.L.C.	48,912	184,943
*	Efore Oyj	60,233	52,543
	Elcoteq SE	3,041	—
*	Elektrobit Corp. Oyj	39,643	40,694
#	Elisa Oyj	514,652	9,577,346
#	eQ P.L.C.	62,919	175,894
	Etteplan Oyj	57,413	239,628
	F-Secure Oyj	463,536	1,009,865
	Finnair Oyj	328,467	1,074,834
*	Finnlines Oyj	124,906	1,138,473
	Fiskars Oyj Abp	188,387	4,230,112
*	GeoSentric Oyj	244,900	—
	HKScan Oyj Class A	111,228	536,678
	Huhtamaki Oyj	376,632	7,408,977
	Ilkka-Yhtyma Oyj	61,503	298,095
#	KCI Konecranes Oyj	245,559	8,127,690
#	Kemira Oyj	466,855	6,490,489
#	Kesko Oyj Class B	271,416	8,499,821
#	Lannen Tehtaat Oyj	18,920	377,134
	Lassila & Tikanoja Oyj	138,134	2,221,601
	Lemminkainen Oyj	24,402	524,121
#	Metsa Board Oyj	1,549,706	4,575,979
*	Neo Industrial Oyj	8,066	9,770
#	Neste Oil Oyj	530,571	7,498,119
	Okmetic Oyj	59,222	343,814
	Olvi Oyj Class A	64,071	1,751,798
	Oriola-KD Oyj Class A	5,045	15,654
	Oriola-KD Oyj Class B	470,543	1,485,818
	Orion Oyj Class A	130,940	3,412,369
#	Orion Oyj Class B	384,369	10,113,953
#*	Outokumpu Oyj	4,209,557	3,207,996
#	Outotec Oyj	697,608	10,259,155
	PKC Group Oyj	77,339	1,795,898
	Pohjola Bank P.L.C. Class A	215,073	3,145,475
	Ponsse Oyj	25,697	209,402
#*	Poyry Oyj	190,439	1,061,092
#	Raisio P.L.C. Class V	541,284	2,094,996
#	Ramirent Oyj	316,716	3,003,522
	Rapala VMC Oyj	113,258	686,909

#	Rautaruukki Oyj	404,038	$2,570,993
	Raute Oyj Class A	1,648	19,138
*	Ruukki Group Oyj	604,909	341,478
	Saga Furs Oyj	11,324	327,558
#	Sanoma Oyj	329,870	3,032,009
*	Scanfil P.L.C.	99,414	111,168
	Sievi Capital P.L.C.	123,479	164,702
	SRV Group P.L.C.	7,277	31,349
	Stockmann Oyj Abp	43,914	782,114
#	Stockmann Oyj Abp	133,517	2,092,535
*	Stonesoft Oyj	161,521	455,501
	Technopolis Oyj	306,261	1,469,606
	Teleste Oyj	53,559	269,305
#	Tieto Oyj	293,073	6,215,822
#	Tikkurila Oyj	170,840	3,598,106
#	Uponor Oyj	242,805	3,306,132
#	Vacon Oyj	45,973	3,095,672
#	Vaisala Oyj Class A	40,640	1,025,886
	Viking Line Abp	10,366	239,461
	Yit Oyj	483,134	10,093,194
TOTAL FINLAND			169,490,185

FRANCE — (9.5%)
	ABC Arbitrage	22,399	137,196
#*	Air France-KLM	722,730	6,833,315
	Akka Technologies SA	14,549	403,092
*	Alcatel-Lucent	11,185,578	15,076,131
	Ales Groupe	25,405	390,806
	Altamir Amboise	81,618	956,468
	Alten SA	86,051	3,408,935
#*	Altran Technologies SA	676,432	4,698,955
	April	76,740	1,205,846
#*	Archos	66,319	216,364
	Arkema SA	13,975	1,273,537
	Assystem	60,579	1,266,670
*	Atari SA	68,443	—
	Aubay	10,285	72,879
#	Audika Groupe	22,298	261,155
	Aurea SA	3,637	20,316
*	Avenir Telecom	5,460	2,733
	Axway Software SA	25,091	473,485
#*	Beneteau SA	179,820	1,827,049
#*	Bigben Interactive	19,025	178,104
*	BioAlliance Pharma SA	22,469	121,041
	Boiron SA	29,446	1,524,941
	Bonduelle SCA	72,556	1,832,924
	Bongrain SA	34,266	2,251,057
#	Bourbon SA	196,419	5,424,689
*	Boursorama	72,317	570,403
#*	Bull	389,776	1,524,526
#	Burelle SA	3,866	1,667,995
	Catering International Services	4,111	131,827
*	Cegedim SA	17,230	552,107

	Cegid Group	18,745	$384,531
#	Cie des Alpes	8,899	174,631
	Cie Industrielle et Financiere D'Entreprises	1,200	89,986
	Ciments Francais SA	10,266	585,994
*	Club Mediterranee SA	94,631	1,637,151
	Derichebourg SA	548,515	2,173,260
	Devoteam SA	27,374	342,371
	Eiffage SA	169,719	7,193,020
#	Electricite de Strasbourg	21,886	2,620,228
	Eramet	2,448	265,134
	Esso SA Francaise	9,809	659,500
	Establissements Maurel et Prom	416,819	7,267,584
*	Etam Developpement SA	2,601	61,347
	Euler Hermes SA	52,633	4,852,799
*	Euro Disney SCA	137,328	837,036
	Eurofins Scientific	27,293	5,738,324
	Exel Industries Class A	10,680	613,400
	Faiveley Transport SA	30,001	1,898,893
	Faurecia	189,288	3,013,323
	Fimalac	31,490	1,646,542
	Fleury Michon SA	4,694	246,572
*	GameLoft SE	233,869	1,528,990
*	Gascogne	423	1,930
	Gaumont SA	13,980	658,676
#	GEA	1,710	180,913
#*	GECI International	59,392	136,276
	Gevelot SA	3,584	202,692
	GFI Informatique SA	173,847	758,122
	GL Events	41,741	907,354
	Groupe Crit	24,255	458,497
	Groupe Flo	29,358	108,698
*	Groupe Gorge	8,248	61,653
	Groupe Open	27,590	205,881
*	Groupe Partouche SA	61,786	75,308
	Groupe Steria SCA	133,022	1,799,221
	Guerbet	6,577	970,987
#*	Haulotte Group SA	65,672	577,116
	Havas SA	1,227,134	7,774,591
#*	Hi-Media SA	134,290	301,679
	Ingenico	95,463	5,658,508
	Interparfums SA	18,233	582,422
	Ipsen SA	91,909	3,289,157
	Ipsos	147,205	5,153,837
	Jacquet Metal Service	51,923	612,621
	Korian	10,287	225,102
	L.D.C. SA	19	2,313
	Lanson-BCC	7,266	317,403
	Laurent-Perrier	12,675	994,545
	Lectra	85,256	583,883
	Lisi	17,149	1,664,350
	M6 Metropole Television SA	223,951	3,483,912
	Maisons France Confort	15,182	464,829
#	Manitou BF SA	48,911	698,592

	Manutan International	14,553	$594,971
*	Maurel et Prom Nigeria SA	226,968	934,744
	Medica SA	175,580	3,203,487
	Mersen	70,824	1,644,126
	MGI Coutier	2,753	154,758
	Montupet	16,741	263,847
	Mr Bricolage	30,731	401,192
	Naturex	17,944	1,379,473
#	Neopost SA	149,915	8,993,396
#	Nexans SA	131,823	6,065,017
	Nexity SA	101,958	3,513,398
	NextRadioTV	8,105	140,872
*	NicOx SA	83,106	293,257
	Norbert Dentressangle SA	20,989	1,592,226
	NRJ Group	71,242	529,296
	Oeneo	167,331	547,066
*	Orco Property Group	1,170	3,211
	Orpea	124,254	5,174,098
	Osiatis SA	6,304	53,091
#*	PagesJaunes Groupe	630,719	1,359,698
*	Parrot SA	38,572	1,190,737
#*	Peugeot SA	832,023	6,034,380
#	Pierre & Vacances SA	19,346	349,524
	Plastic Omnium SA	107,827	4,996,311
	Plastivaloire	4,552	69,473
*	PSB Industries SA	8,438	251,478
	Rallye SA	103,825	3,808,879
*	Recylex SA	83,164	343,470
	Remy Cointreau SA	23,485	2,715,793
*	Robertet SA	3,167	556,902
	Rougier SA	1,839	72,723
	Rubis SCA	132,656	8,084,653
*	SA d'Explosifs et Produits Chimiques	328	65,438
	SA des Ciments Vicat	49,725	3,101,122
*	Sabeton SA	11,563	188,685
	Saft Groupe SA	120,447	3,103,530
	Samse SA	8,342	686,020
	Sartorius Stedim Biotech	8,502	1,133,628
	SEB SA	6,968	481,994
#	Seche Environnement SA	7,177	255,310
	Sechilienne	87,492	1,553,440
	Securidev SA	2,500	83,426
#*	Sequana SA	44,019	352,230
	Soc Mar Tunnel Prado Car	783	28,200
	Societe BIC SA	21,913	2,545,954
	Societe d'Edition de Canal Plus	277,603	1,930,282
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,059,250
	Societe Internationale de Plantations d'Heveas SA	6,623	550,046
	Societe Pour l'Informatique Industrielle	40,908	221,234
	Societe Television Francaise 1	567,362	6,365,176
#*	Soitec	537,764	2,017,321
#	Somfy SA	21,738	4,719,298
	Sopra Group SA	22,982	1,701,413

*	Spir Communication	4,687	$78,723
*	ST Dupont SA	275,949	123,809
	Stallergenes SA	12,834	801,034
#*	Ste Industrielle d'Aviation Latecoere SA	27,234	306,611
	Stef	29,121	1,493,432
	Store Electronic	8,135	111,138
	Sword Group	27,478	466,694
	Synergie SA	60,624	617,855
*	Technicolor SA	412,757	1,686,286
	Teleperformance	249,501	10,639,354
	Tessi SA	6,469	699,787
#*	Theolia SA	231,234	437,069
	Thermador Groupe	6,212	494,928
	Tonnellerie Francois Freres	4,431	314,829
	Total Gabon	985	603,558
	Touax SA	4,657	104,484
*	Transgene SA	29,226	310,683
*	Trigano SA	33,675	404,149
*	Ubisoft Entertainment	459,542	4,973,251
	Union Financiere de France Banque SA	16,828	377,495
	Valeo SA	134,113	7,266,757
	Vetoquinol SA	4,473	146,667
	Viel et Compagnie SA	158,130	471,233
#	Vilmorin & Cie	22,432	2,699,761
	Virbac SA	17,539	4,041,494
*	Vivalis SA	20,433	141,836
	VM Materiaux SA	6,914	142,758
	Vranken-Pommery Monopole SA	18,881	492,654
TOTAL FRANCE			275,953,103

GERMANY — (12.7%)
	A.S. Creation Tapeten AG	7,109	372,465
*	AAP Implantate AG	25,576	45,647
*	Aareal Bank AG	423,110	8,997,147
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	215
*	Adler Modemaerkte AG	16,201	135,029
*	ADVA Optical Networking SE	169,035	783,370
	AGROB Immobilien AG	5,100	75,177
#*	Air Berlin P.L.C.	196,720	597,440
#	Aixtron SE	352,829	5,156,500
	Alba SE	21,642	1,743,842
*	Aligna AG	318,087	—
	Allgeier SE	21,651	301,427
	Amadeus Fire AG	19,731	1,047,628
*	Analytik Jena AG	597	8,841
#	Asian Bamboo AG	29,133	156,887
	Atoss Software AG	303	13,133
	Aurubis AG	153,470	9,766,561
	Baader Bank AG	88,426	216,383
	Balda AG	127,634	752,619
#	Bauer AG	40,824	1,043,909
	BayWa AG	44	2,321
	BayWa AG	49,563	2,339,891

	Bechtle AG	66,151	$3,076,140
	Bertrandt AG	23,001	2,689,118
*	Beta Systems Software AG	8,020	21,284
#	Bijou Brigitte AG	13,920	1,321,629
	Bilfinger SE	37,818	3,933,927
	Biotest AG	20,784	1,556,186
*	BKN International AG	33,408	128
#	Borussia Dortmund GmbH & Co. KGaA	241,558	1,013,394
	CANCOM AG	45,731	883,705
	Carl Zeiss Meditec AG	121,304	3,838,353
	CAT Oil AG	63,195	756,053
	Celesio AG	277,721	5,225,289
	CENIT AG	28,147	317,904
	Centrotec Sustainable AG	42,634	804,416
	Cewe Color Holding AG	19,271	815,857
*	Colonia Real Estate AG	16,334	96,594
	Comdirect Bank AG	152,923	1,605,451
	CompuGroup Medical AG	49,749	1,097,180
*	Conergy AG	142,881	66,722
*	Constantin Medien AG	359,780	844,083
*	COR&FJA AG	217	256
	CropEnergies AG	94,300	737,392
	CTS Eventim AG	106,100	3,599,384
#	DAB Bank AG	130,043	610,564
	Data Modul AG	11,455	240,020
	Delticom AG	15,867	730,693
	Deufol SE	112,955	137,520
#	Deutsche Beteiligungs AG	29,148	703,841
	Deutsche Wohnen AG	647,023	11,770,550
*	Deutz AG	408,989	2,155,068
*	Dialog Semiconductor P.L.C.	221,152	2,942,338
	DIC Asset AG	13,115	131,205
	Dierig Holding AG	9,408	111,090
	Dr. Hoenle AG	21,610	336,307
	Draegerwerk AG & Co. KGaA	3,597	389,893
	Drillisch AG	196,227	3,593,405
	Duerr AG	45,514	4,971,456
	DVB Bank SE	173,470	5,569,426
	Eckert & Ziegler AG	16,458	579,637
#	Elmos Semiconductor AG	40,780	451,319
	ElreingKlinger AG	120,184	3,647,906
	Erlus AG	2,970	151,888
#	Euromicron AG	29,652	595,573
	Euwax AG	9,855	739,081
#*	Evotec AG	1,165,338	3,366,604
	Fielmann AG	32,343	2,987,396
#*	First Sensor AG	18,636	198,446
#*	Francotyp-Postalia Holding AG Class A	8,979	26,226
#	Freenet AG	416,629	10,134,019
	Fuchs Petrolub AG	118,667	9,135,765
*	GAGFAH SA	281,532	3,459,457
	GBW AG	28,417	918,980
	Gerresheimer AG	132,581	7,627,618

#	Gerry Weber International AG	89,108	$3,896,307
	Gesco AG	13,590	1,318,319
	GFK SE	72,083	3,636,802
	GFT Technologies AG	66,050	291,314
#*	Gigaset AG	175,782	218,819
#	Gildemeister AG	207,552	4,378,632
	Grammer AG	54,901	1,531,700
	Grenkeleasing AG	32,703	2,325,759
	GSW Immobilien AG	127,381	5,044,097
	H&R AG	50,783	641,947
	Hamborner REIT AG	22,740	209,788
	Hamburger Hafen und Logistik AG	78,568	1,716,536
#	Hansa Group AG	146,815	602,098
#	Hawesko Holding AG	19,480	1,009,225
#*	Heidelberger Druckmaschinen AG	945,991	2,185,644
	Highlight Communications AG	94,800	538,254
*	Homag Group AG	17,946	331,321
	Hornbach Baumarkt AG	131	4,424
	Indus Holding AG	96,859	2,995,207
	Innovation In Traffic Systems AG	23,949	726,143
*	Intershop Communications AG	62,598	148,616
	Isra Vision AG	13,582	520,557
#*	IVG Immobilien AG	400,498	337,119
	Jenoptik AG	185,979	1,924,753
#*	Joyou AG	5,945	89,591
*	Kampa AG	7,101	291
*	Kloeckner & Co. SE	481,937	6,837,063
*	Koenig & Bauer AG	14,426	330,701
	Kontron AG	226,154	1,231,261
#	Krones AG	72,618	5,158,205
	KSB AG	3,584	2,250,365
#*	Kuka AG	102,786	4,494,648
	KWS Saat AG	17,224	6,148,346
	Leifheit AG	12,500	532,245
	Leoni AG	143,566	5,579,605
*	Loewe AG	16,941	67,789
#	LPKF Laser & Electronics AG	37,781	909,430
#*	Manz AG	8,720	266,640
*	Masterflex SE	19,347	125,553
	Maxdata Computer AG	94,120	—
*	Mediclin AG	119,554	601,357
*	Medigene AG	95,039	107,135
	MLP AG	216,957	1,447,596
	Mobotix AG	13,494	276,291
*	Mologen AG	23,775	432,492
#*	Morphosys AG	79,379	3,250,556
	MTU Aero Engines Holding AG	912	86,555
#	Muehlbauer Holding & Co. AG	14,905	430,241
#	MVV Energie AG	114,055	3,301,752
#	Nemetschek AG	24,668	1,489,594
	Nexus AG	42,453	492,475
#*	Nordex SE	249,804	1,557,698
	NORMA Group AG	82,137	2,590,872

	OHB AG	35,659	$776,504
*	Oldenburgische Landesbank AG	4,234	131,896
	P&I Personal & Informatik AG	17,863	791,683
*	Patrizia Immobilien AG	134,829	1,255,283
#	Pfeiffer Vacuum Technology AG	39,953	4,418,721
	PNE Wind AG	204,104	691,212
	Powerland AG	194	1,716
#*	Praktiker AG	481,177	701,989
	Progress-Werk Oberkirch AG	7,812	319,576
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	29,049	585,482
*	Pulsion Medical Systems SE	3,412	56,923
	PVA TePla AG	46,019	121,722
	QSC AG	413,146	1,387,699
	R Stahl AG	14,410	545,662
	Rational AG	15,420	4,637,072
	REALTECH AG	6,948	48,806
	Rheinmetall AG	171,909	7,975,336
	Rhoen Klinikum AG	427,494	9,076,212
#	RIB Software AG	15,514	88,353
*	S&T AG	8,181	24,155
*	SAF-Holland SA	205,387	1,611,916
	Salzgitter AG	169,114	6,796,530
	Schaltbau Holding AG	17,257	712,723
*	Sedo Holding AG	61,390	171,551
	Sektkellerei Schloss Wachenheim AG	7,479	85,255
	SER Systems AG	9,400	205
#	SGL Carbon SE	229,387	9,044,241
	SHW AG	5,875	247,664
#*	Singulus Technologies AG	236,814	389,219
	Sinner AG	2,660	49,943
	Sixt AG	81,198	1,594,226
	SKW Stahl-Metallurgie Holding AG	24,164	376,184
*	Sky Deutschland AG	1,011,898	5,588,482
*	SM Wirtschaftsberatung AG	14,433	89,822
#	SMA Solar Technology AG	36,106	863,941
	SMT Scharf AG	13,991	454,379
	Software AG	226,714	8,784,265
#	Solarworld AG	336,956	367,966
	Stada Arzneimittel AG	256,735	10,532,526
	STINAG Stuttgart Invest AG	35,003	701,306
	Stoehr & Co. AG	6,000	11,642
	STRATEC Biomedical AG	4,820	215,881
*	Stroer Out-of-Home Media AG	69,502	713,357
#*	Suss Microtec AG	92,598	1,061,208
	Symrise AG	276,587	10,975,568
	Syzygy AG	30,656	175,859
#	TAG Immobilien AG	455,809	5,219,725
	Takkt AG	126,507	2,068,572
#*	Technotrans	12,434	140,785
	Telegate AG	18,072	187,505
*	Tipp24 SE	18,993	1,011,499
#	Tom Tailor Holding AG	77,969	1,756,574

#	Tomorrow Focus AG	113,715	$615,104
*	TUI AG	609,053	6,553,429
	UMS United Medical Systems International AG	3,304	43,109
	UmweltBank AG	14,805	700,091
#*	VBH Holding AG	9,415	33,068
#*	Verbio AG	52,498	81,998
#	Vossloh AG	37,975	3,799,401
	VTG AG	42,016	718,633
#	Wacker Chemie AG	2,278	163,316
	Wacker Neuson SE	61,591	892,945
*	Washtec AG	5,625	77,829
	Wincor Nixdorf AG	125,108	6,229,219
	Wirecard AG	304,747	8,442,986
	Wuerttembergische Lebensversicherung AG	19,980	367,697
#	XING AG	11,101	587,928
#*	zooplus AG	4,975	260,776
TOTAL GERMANY			368,093,946

GREECE — (1.6%)
*	Atlantic Supermarkets S.A.	34,730	—
*	Aegean Airlines SA	5,746	18,423
	Alfa Alfa Energy S.A.	3,810	—
*	Alpha Bank A.E.	674,977	613,281
	Alysida S.A.	2,376	—
*	Anek Lines SA	494,192	75,224
*	Astir Palace Hotels S.A.	93,886	493,001
*	Athens Medical Center SA	75,593	66,939
	Athens Water Supply & Sewage Co. SA (The)	116,677	744,976
	Autohellas SA	59,308	127,755
*	Babis Vovos International Construction SA	21,073	—
	Balafas S.A.	15,200	—
*	Bank of Cyprus P.L.C.	4,342,301	1,152,203
	Bank of Greece	133,571	2,128,935
*	Daios Plastics SA	15,487	102,238
*	Diagnostic & Therapeutic Center of Athens Hygeia SA	85,353	43,164
*	Elastron S.A.	54,971	39,505
*	Elektroniki Athinon SA	7,497	4,613
*	Ellaktor SA	544,614	1,079,964
*	Eltrak SA	31,430	52,367
*	Elval - Hellenic Aluminium Industry SA	28,590	63,267
	Etma Rayon S.A.	11,242	—
*	Euromedica SA	22,896	15,013
	European Reliance General Insurance Co. SA	40,776	60,644
*	Folli Follie Group	150,049	2,542,392
*	Forthnet SA	3,668	1,931
*	Fourlis Holdings SA	146,787	332,631
*	Frigoglass SA	115,348	642,758
*	GEK Terna Holding Real Estate Construction SA	296,155	606,990
*	Halcor SA	142,942	122,476
	Hellenic Exchanges S.A.	296,505	1,490,003
	Hellenic Petroleum SA	326,121	3,135,116
*	Hellenic Telecommunications Organization Co. S.A.	707,121	4,273,955
*	Iaso SA	206,042	293,475

	Informatics S.A.	3,778	$—
*	Intracom Holdings SA	247,375	130,590
	Intralot SA-Integrated Lottery Systems & Services	551,157	1,291,473
*	Ionian Hotel Enterprises AE	9,400	128,326
	Ipirotiki Software & Publications S.A.	22,110	—
	JUMBO SA	400,965	2,853,255
*	Lamda Development SA	905	5,126
	Lan-Net S.A.	12,688	—
*	Loulis Mills SA	14,737	47,199
*	Marfin Investment Group Holdings SA	2,380,237	816,708
	Metka SA	101,638	1,322,514
*	Michaniki SA	155,442	28,007
	Motor Oil (Hellas) Corinth Refineries SA	246,966	2,396,388
*	Mytilineos Holdings SA	367,558	1,939,747
*	National Bank of Greece SA	1,907,273	1,628,791
*	Neorion Holdings SA	14,991	2,402
	OPAP SA	168,712	1,328,904
*	Piraeus Bank SA	4,777,477	1,191,610
	Piraeus Port Authority	21,267	473,452
	Promota Hellas S.A.	8,860	—
*	Proton Bank SA	141,214	—
*	Public Power Corp. SA	528,487	3,763,802
*	Real Estate Development & Services SA	49,939	32,775
	S&B Industrial Minerals SA	68,336	482,341
*	Sarantis SA	74,884	422,084
*	Sidenor Steel Products Manufacturing Co. SA	79,509	125,263
*	T Bank SA	228,007	—
*	Technical Olympic SA	2,237	4,849
	Terna Energy SA	144,697	470,709
	Themeliodomi S.A.	37,422	—
	Thessaloniki Port Authority SA	6,936	177,001
	Thessaloniki Water Supply & Sewage Co. SA	15,807	102,802
*	Thrace Plastics Co. SA	33,856	52,867
*	Titan Cement Co. SA	203,501	3,392,285
*	TT Hellenic Postbank SA	695,353	149,745
*	Viohalco Hellenic Copper and Aluminum Industry SA	603,593	2,556,628
TOTAL GREECE			47,640,882

IRELAND — (2.8%)
	Aer Lingus Group P.L.C.	752,359	1,340,583
*	Aminex P.L.C.	496,086	31,796
	C&C Group P.L.C.	1,014,594	6,591,210
	C&C Group P.L.C.	399,607	2,614,400
	DCC P.L.C.	19,143	673,173
	DCC P.L.C.	308,989	10,673,760
	Dragon Oil P.L.C.	977,896	9,593,632
*	Elan Corp. P.L.C.	1,622	18,795
	FBD Holdings P.L.C.	125,728	1,974,298
	Fyffes P.L.C.	312,635	271,893
	Glanbia P.L.C.	69,229	821,435
	Glanbia P.L.C.	700,613	8,323,154
	Grafton Group P.L.C.	627,138	4,108,070
	IFG Group P.L.C.	271,865	493,509

	Irish Continental Group P.L.C.	3,501	$89,155
	Irish Continental Group P.L.C.	23,420	595,826
*	Kenmare Resources P.L.C.	4,546,361	2,014,820
	Kingspan Group P.L.C.	466,992	5,755,010
	McInerney Holdings P.L.C.	697,135	—
	Paddy Power P.L.C.	180,573	16,299,596
	Paddy Power P.L.C.	10,071	909,373
*	Providence Resources P.L.C.	4,897	48,118
	Smurfit Kappa Group P.L.C.	529,945	8,786,186
	Total Produce P.L.C.	68,259	58,043
TOTAL IRELAND			82,085,835

ISRAEL — (2.7%)
*	Africa Israel Investments, Ltd.	336,848	857,166
*	Africa Israel Properties, Ltd.	48,495	550,614
	Africa Israel Residences, Ltd.	594	8,441
*	Airport City, Ltd.	117,029	632,971
*	AL-ROV Israel, Ltd.	16,940	473,122
*	Allot Communications, Ltd.	19,348	241,435
*	Alon Holdings Blue Square Israel, Ltd.	47,407	146,031
*	Alrov Properties and Lodgings, Ltd.	7,586	165,659
*	Alvarion, Ltd.	51,611	19,943
	Amot Investments, Ltd.	220,092	584,265
*	AudioCodes, Ltd.	159,083	610,940
	Avgol Industries 1953, Ltd.	388,656	357,273
*	Azorim-Investment Development & Construction Co., Ltd.	81,103	70,723
	Babylon, Ltd.	134,822	679,879
	Bayside Land Corp.	2,648	543,952
	Big Shopping Centers 2004, Ltd.	3,759	114,760
*	Biocell, Ltd.	16,731	127,522
*	BioLineRX, Ltd.	596,298	101,929
*	Blue Square Real Estate, Ltd.	3,962	121,997
	Cellcom Israel, Ltd.	150,353	1,262,426
*	Ceragon Networks, Ltd.	71,706	312,109
*	Clal Biotechnology Industries, Ltd.	146,663	346,576
	Clal Industries, Ltd.	302,935	1,185,864
	Clal Insurance Enterprises Holdings, Ltd.	88,026	1,461,430
*	Compugen, Ltd.	49,565	253,858
	Delek Automotive Systems, Ltd.	141,827	1,356,303
	Delek Group, Ltd.	1,573	443,199
	Delta-Galil Industries, Ltd.	38,556	546,482
	Direct Insurance - I.D.I. Insurance Co., Ltd.	35,764	106,691
	DS Apex Holdings, Ltd.	38,130	170,184
*	El Al Israel Airlines, Ltd.	77,144	11,271
*	Elbit Medical Imaging, Ltd.	52,672	122,983
	Elbit Systems, Ltd.	112,767	4,768,303
	Electra, Ltd.	7,074	779,237
	Elron Electronic Industries, Ltd.	60,778	329,556
*	Equital, Ltd.	630	6,824
*	Evogene, Ltd.	108,984	565,595
*	EZchip Semiconductor, Ltd.	106,730	2,569,366
*	First International Bank of Israel, Ltd.	98,118	1,407,295
	FMS Enterprises Migun, Ltd.	10,300	152,393

*	Formula Systems (1985), Ltd.	36,549	$704,757
	Frutarom Industries, Ltd.	172,711	2,329,421
*	Gilat Satellite Networks, Ltd.	97,501	557,582
*	Given Imaging, Ltd.	53,650	864,757
	Golf & Co., Ltd.	57,649	173,213
*	Hadera Paper, Ltd.	10,176	571,207
	Harel Insurance Investments & Finances, Ltd.	46,499	2,409,406
	Industrial Building Corp., Ltd.	347,656	526,364
*	Israel Discount Bank, Ltd. Class A	2,992,865	5,137,817
	Israel Land Development Co., Ltd. (The)	22,615	88,785
	Ituran Location & Control, Ltd.	84,441	1,327,754
*	Jerusalem Oil Exploration, Ltd.	39,274	887,278
*	Kamada, Ltd.	116,979	1,204,376
*	Kardan Yazamut, Ltd.	45,763	3,663
	Kerur Holdings, Ltd.	2,133	27,953
	Maabarot Products, Ltd.	21,999	208,443
	Magic Software Enterprises, Ltd.	46,717	248,304
	Matrix IT, Ltd.	182,457	839,838
*	Mazor Robotics, Ltd.	49,603	214,399
	Melisron, Ltd.	52,829	1,125,212
*	Mellanox Technologies, Ltd.	86,914	4,809,643
*	Menorah Mivtachim Holdings, Ltd.	112,264	1,208,419
	Migdal Insurance & Financial Holding, Ltd.	1,312,188	2,142,379
*	Mizrahi Tefahot Bank, Ltd.	64,217	686,063
*	Naphtha Israel Petroleum Corp., Ltd.	149,334	768,547
	Neto Me Holdings, Ltd.	5,411	211,130
*	NICE Systems, Ltd.	2,772	101,938
*	NICE Systems, Ltd. Sponsored ADR	25,502	939,239
*	Nitsba Holdings (1995), Ltd.	115,340	1,174,050
*	Nova Measuring Instruments, Ltd.	56,613	510,873
*	Oil Refineries, Ltd.	3,757,899	1,988,550
*	Ormat Industries, Ltd.	293,852	1,759,028
	Osem Investments, Ltd.	139,081	2,664,984
	Partner Communications Co., Ltd.	343,958	2,142,879
*	Paz Oil Co., Ltd.	20,224	3,162,384
*	Perion Network, Ltd.	268	2,543
*	Phoenix Holdings, Ltd. (The)	230,555	707,861
	Plasson Industries, Ltd.	11,763	382,576
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,369,624
	Shikun & Binui, Ltd.	910,403	1,916,507
	Shufersal, Ltd.	381,641	1,180,572
*	Space Communication, Ltd.	15,587	246,878
	Strauss Group, Ltd.	160,597	2,264,121
*	Suny Electronic, Ltd.	2,959	1,784
*	Tower Semiconductor, Ltd.	88,339	628,655
*	Union Bank of Israel, Ltd.	130,630	493,101
TOTAL ISRAEL			77,481,424

ITALY — (7.0%)
#	A2A SpA	4,219,071	2,513,859
	ACEA SpA	280,731	1,493,074
#*	Acotel Group SpA	3,478	93,008
*	Aedes SpA	1,494,875	86,137

	Aeroporto di Firenze SpA	17,390	$214,221
	Aeroporto di Venezia Marco Polo SpA - SAVE	26,295	331,247
	Alerion Cleanpower SpA	92,062	449,247
	Amplifon SpA	325,967	1,708,053
	Ansaldo STS SpA	374,390	3,749,581
*	Arnoldo Mondadori Editore SpA	427,498	512,791
*	Ascopiave SpA	164,564	301,466
	Astaldi SpA	258,925	1,787,576
	Autogrill SpA	450,614	5,339,642
	Azimut Holding SpA	454,770	7,373,413
#	Banca Carige SpA	3,160,296	2,112,777
#	Banca Finnat Euramerica SpA	685,945	234,185
	Banca Generali SpA	196,104	3,733,019
	Banca IFIS SpA	102,347	881,726
#*	Banca Monte Dei Paschi di Siena SpA	8,733,630	2,084,559
	Banca Piccolo Credito Valtellinese Scarl	1,261,150	1,394,289
	Banca Popolare dell'Emilia Romagna Scarl	1,350,784	9,579,117
	Banca Popolare dell'Etruria e del Lazio Scarl	297,428	142,162
#*	Banca Popolare di Milano Scarl	12,995,381	7,984,479
	Banca Popolare di Sondrio Scarl	1,177,273	6,151,396
	Banca Profilo SpA	913,314	303,490
	Banco di Desio e della Brianza SpA	232,296	552,648
*	Banco Popolare Scarl	6,663,294	8,441,381
	BasicNet SpA	105,627	212,720
	Beghelli SpA	427,981	194,344
*	Biesse SpA	54,004	166,416
	Brembo SpA	162,145	2,607,721
*	Brioschi Sviluppo Immobiliare SpA	174,780	20,688
	Buzzi Unicem SpA	291,869	4,501,868
	Cairo Communication SpA	89,082	325,624
	Caltagirone Editore SpA	6,277	6,505
	Caltagirone SpA	242,362	402,904
*	Carraro SpA	113,633	283,161
	Cembre SpA	40,330	359,207
	Cementir Holding SpA	336,239	953,009
	CIR-Compagnie Industriali Riunite SpA	1,795,934	1,794,893
	Credito Bergamasco SpA	129,374	1,934,891
	Credito Emiliano SpA	376,390	1,932,003
	CSP International Fashion Group SpA	7,505	11,043
*	d'Amico International Shipping SA	141,093	75,057
	Danieli & Co. SpA	58,099	1,472,446
	Datalogic SpA	65,558	505,508
	Davide Campari-Milano SpA	307,917	2,397,945
	De'Longhi SpA	275,556	4,344,147
*	DeA Capital SpA	241,155	415,736
*	Delclima	238,104	260,802
#	DiaSorin SpA	77,818	2,726,867
*	EI Towers SpA	39,294	1,203,982
	Engineering Ingegneria Informatica SpA	18,153	700,166
	ERG SpA	242,145	2,207,980
	Esprinet SpA	104,855	480,968
*	Eurotech SpA	103,698	162,331
	Falck Renewables SpA	452,790	491,905

	Fiera Milano SpA	37,863	$193,109
*	Finmeccanica SpA	1,709,605	8,247,151
#*	Fondiaria-Sai SpA	943,740	1,565,007
*	Gas Plus SpA	14,596	87,601
	Gefran SpA	27,800	91,731
*	Gemina SpA	2,562,430	4,311,166
#	Geox SpA	343,770	960,031
	Gruppo Editoriale L'Espresso SpA	670,242	614,398
	Gruppo MutuiOnline SpA	51,809	209,544
	Hera SpA	2,284,472	4,029,491
*	I Grandi Viaggi SpA	87,216	39,167
	Immsi SpA	743,533	448,575
	Impregilo SpA	438,971	2,254,773
	Indesit Co. SpA	185,473	1,460,420
	Industria Macchine Automatiche SpA	58,626	1,372,526
#*	Intek Group SpA	1,654,192	637,218
#	Interpump Group SpA	275,866	2,160,238
	Irce SpA	43,300	76,906
	Iren SpA	2,070,565	1,545,055
	Italcementi SpA	287,621	1,677,781
*	Italmobiliare SpA	46,873	876,000
#*	Juventus Football Club SpA	1,130,867	310,609
*	Landi Renzo SpA	203,171	350,231
	Lottomatica Group SpA	185,318	4,363,649
*	Maire Tecnimont SpA	279,159	133,896
#	Mariella Burani SpA	32,721	—
	Marr SpA	131,906	1,448,326
	Mediaset SpA	2,909,042	5,962,671
	Mediolanum SpA	758,652	4,197,282
#*	Milano Assicurazioni SpA	2,324,306	1,235,542
*	Molecular Medicine SpA	115,720	63,011
*	Monrif SpA	131,652	45,036
	Nice SpA	41,141	136,541
	Pagnossin SpA	9,000	—
	Piaggio & C SpA	682,441	1,752,838
*	Pininfarina SpA	70,069	258,295
*	Poltrona Frau SpA	188,526	238,266
#*	Prelios SpA	2,389,900	237,687
*	Premafin Finanziaria SpA	961,257	226,208
*	Prima Industrie SpA	358	4,492
	Prysmian SpA	381,836	7,877,918
#*	RCS MediaGroup SpA	413,948	504,655
	Recordati SpA	408,182	3,700,944
	Reply SpA	12,998	497,044
#*	Retelit SpA	410,894	265,334
	Richard-Ginori 1735 SpA	8,489	760
#	Sabaf SpA	24,109	291,136
	SAES Getters SpA	30,068	285,784
*	Safilo Group SpA	140,163	1,907,054
#*	Saras SpA	1,400,699	1,708,738
#*	Snai SpA	95,483	102,284
*	Societa Cattolica di Assicurazioni Scrl	197,353	3,422,201
	Societa Iniziative Autostradali e Servizi SpA	227,790	2,137,192

	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,867	$531,873
	Sogefi SpA	186,290	528,941
	Sol SpA	166,511	980,854
*	Sorin SpA	1,151,064	2,963,641
	Tamburi Investment Partners SpA	37,478	75,831
#*	Telecom Italia Media SpA	1,649,819	207,487
#*	Tiscali SpA	3,467,783	176,407
	Tod's SpA	40,809	5,859,774
#	Trevi Finanziaria SpA	154,707	1,064,718
*	Uni Land SpA	51,835	—
	Unione di Banche Italiane ScpA	1,286,614	4,766,009
#*	Unipol Gruppo Finanziario SpA	970,174	2,620,778
	Vianini Industria SpA	57,659	75,018
	Vianini Lavori SpA	175,180	751,795
	Vittoria Assicurazioni SpA	121,346	979,546
*	Yoox SpA	163,646	3,075,905
	Zignago Vetro SpA	89,172	552,604
TOTAL ITALY			204,436,073

NETHERLANDS — (4.8%)
	Aalberts Industries NV	471,042	10,547,450
#	Accell Group	93,631	1,646,663
*	AFC Ajax NV	18,134	170,606
#*	AMG Advanced Metallurgical Group NV	160,659	1,347,243
#	Amsterdam Commodities NV	80,355	1,628,992
#	APERAM NV	262,538	3,229,872
#	Arcadis NV	279,851	7,761,611
	ASM International NV	237,793	7,904,732
	Atag Group NV	4,630	—
	Ballast Nedam	2,824	39,653
	Batenburg Techniek	5,515	88,578
	BE Semiconductor Industries NV	158,272	1,361,179
	Beter Bed Holding NV	85,947	1,575,794
	BinckBank NV	318,343	2,987,288
	Brunel International NV	51,749	2,189,599
*	Crown Van Gelder	9,818	59,146
	CSM	367,045	7,763,603
	Delta Lloyd NV	673,983	11,608,339
#	DOCdata NV	22,463	404,532
#	Exact Holding NV	64,313	1,335,885
*	Grontmij	295,566	1,287,970
#	Heijmans NV	96,983	872,038
	Hunter Douglas NV	8,767	349,404
*	Kardan NV	75,774	55,384
	KAS Bank NV	57,852	667,638
	Kendrion NV	42,570	1,036,073
#	Koninklijke Bam Groep NV	1,341,612	5,444,174
	Koninklijke Ten Cate NV	144,023	3,382,735
#	Koninklijke Wessanen NV	398,316	1,159,952
#	Macintosh Retail Group NV	53,398	608,183
#	Nederlandsche Apparatenfabriek NV	28,810	1,179,958
	Nutreco NV	175,848	16,146,768
*	Ordina NV	357,413	549,341

#*	PostNL NV	1,920,653	$3,847,618
*	Roto Smeets Group NV	6,727	52,791
#	Royal Imtech NV	349,305	3,970,545
	Royal Reesink NV	871	90,181
*	SBM Offshore NV	847,391	14,136,366
#	Sligro Food Group NV	105,146	3,331,305
#*	SNS Reaal Groep NV	705,718	—
#	Telegraaf Media Groep NV	165,471	1,930,581
	TKH Group NV	178,620	4,632,652
#*	TomTom NV	562,433	2,246,108
	Unit4 NV	143,180	4,658,192
	USG People NV	382,323	3,279,881
	Van Lanschot NV	3,064	52,069
*	Xeikon NV	58,445	323,761
TOTAL NETHERLANDS			138,942,433

NORWAY — (3.2%)
#	ABG Sundal Collier Holding ASA	1,196,794	975,393
	AF Gruppen ASA	2,718	27,726
#*	Agasti Holding ASA	227,087	51,321
	Aker ASA Class A	1,221	46,042
*	Algeta ASA	148,632	5,005,903
#*	Archer, Ltd.	496,831	441,557
	Arendals Fosse Kompani ASA	90	25,343
	Atea ASA	296,910	3,307,463
	Austevoll Seafood ASA	362,267	2,198,150
	Bakkafrost P/F	46,470	529,779
*	Bionor Pharma ASA	134,131	57,384
	Bonheur ASA	68,100	1,596,630
	BW Offshore, Ltd.	1,252,186	1,327,644
*	BWG Homes ASA	346,255	828,671
	Cermaq ASA	285,677	4,546,604
#*	Clavis Pharma ASA	139,784	163,937
	Copeinca ASA	100,907	1,046,953
*	Deep Sea Supply P.L.C.	373,810	634,795
#*	Det Norske Oljeselskap ASA	177,985	2,766,818
#*	DNO International ASA	3,907,920	6,784,783
#*	Dockwise, Ltd.	66,628	1,553,932
#*	DOF ASA	197,102	817,364
	Ekornes ASA	112,551	1,810,517
#*	Electromagnetic GeoServices ASA	566,149	851,704
#	Eltek ASA	1,292,456	1,237,308
	EVRY ASA	267,383	388,169
	Farstad Shipping ASA	63,849	1,406,681
#*	Frontline, Ltd.	214,780	482,568
	Ganger Rolf ASA	58,809	1,314,839
*	Golden Ocean Group, Ltd.	1,180,259	1,142,848
*	Grieg Seafood ASA	154,146	353,366
*	Havila Shipping ASA	22,400	108,620
*	Hoegh LNG Holdings, Ltd.	58,648	492,818
*	Hurtigruten ASA	759,030	376,886
#*	Intex Resources ASA	45,445	30,201
*	Jason Shipping ASA	5,108	1,272

*	Kongsberg Automotive Holding ASA	1,784,754	$458,320
	Kongsberg Gruppen A.S.	673	13,397
	Kvaerner ASA	807,447	1,684,816
	Leroey Seafood Group ASA	81,749	2,175,575
#*	Nordic Semiconductor ASA	580,280	1,832,596
#*	Norske Skogindustrier ASA	660,997	345,792
	Northern Offshore, Ltd.	350,656	620,084
*	Norwegian Air Shuttle ASA	130,053	4,736,244
#*	Norwegian Energy Co. ASA	853,376	672,862
#*	Odfjell ASA Class A	138,810	692,386
	Olav Thon Eiendomsselskap ASA	12,852	2,012,416
#	Opera Software ASA	349,386	2,239,443
#*	Panoro Energy ASA	692,343	315,771
#*	PhotoCure ASA	39,780	272,625
	Prosafe SE	781,319	7,626,831
*	Q-Free ASA	139,384	429,564
#*	Renewable Energy Corp. ASA	3,941,817	780,469
#*	Salmar ASA	38,008	342,480
*	Scana Industrier ASA	311,707	21,398
#*	Sevan Drilling AS	567,931	372,048
*	Sevan Marine ASA	129,032	411,963
*	Siem Offshore, Inc. ASA	579,094	738,967
	Solstad Offshore ASA	59,545	1,033,170
#*	Songa Offshore SE	845,806	833,324
#	SpareBank 1 SMN	333,790	2,659,101
	SpareBank 1 SR Bank ASA	108,454	932,529
	Stolt-Nielsen, Ltd.	55,521	1,111,257
*	Storebrand ASA	234,198	921,942
	Tomra Systems ASA	669,803	6,554,492
	TTS Marine ASA	180,762	274,451
	Veidekke ASA	333,849	2,666,661
*	Veripos, Inc.	10,019	37,607
	Wilh Wilhelmsen ASA	93,605	825,785
	Wilh Wilhelmsen Holding ASA Class A	65,996	1,915,491
TOTAL NORWAY			93,293,846

POLAND — (0.0%)
*	Arctic Paper SA	38,846	71,533

PORTUGAL — (1.1%)
	Altri SGPS SA	594,472	1,462,230
#*	Banco BPI SA	2,123,556	2,685,938
#*	Banco Comercial Portugues SA	40,080,010	4,883,037
*	Banco Espirito Santo SA	3,557,146	3,648,304
*	BANIF - Banco Internacional do Funchal SA	686,791	107,543
	Corticeira Amorim SGPS SA	207,426	531,962
*	Global Intelligent Technologies SGPS S.A.	63,073	14,550
	Ibersol SGPS SA	20,401	149,020
*	Impresa SGPS SA	213,775	112,199
*	INAPA - Investimentos Participacoes e Gestao SA	231,736	53,501
	Mota-Engil SGPS SA	359,581	856,967
	Novabase SGPS SA	65,729	239,283
	Portucel SA	881,646	3,033,237

#	REN - Redes Energeticas Nacionais SGPS SA	834,963	$2,408,522
*	SAG GEST-Solucoes Automovel Globais SGPS SA	129,077	47,992
	Sociedade de Investimento e Gestao	315,078	2,846,763
	Sonae Capital SGPS SA	3,774,580	3,390,775
#*	Sonae Industria SGPS SA	443,755	303,971
	Sonaecom SGPS SA	565,634	1,219,498
	Sumol & Compal SA	67,967	97,556
*	Teixeira Duarte SA	734,737	415,336
*	Toyota Caetano Portugal SA	38,322	46,667
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	746,473	3,154,167
TOTAL PORTUGAL			31,709,018

RUSSIA — (0.1%)
*	Alliance Oil Co., Ltd. SDR	268,961	2,149,840
*	Black Earth Farming, Ltd. SDR	18,447	35,334
TOTAL RUSSIA			2,185,174

SPAIN — (4.3%)
#	Abengoa SA	199,714	569,395
#*	Abengoa SA Class B	798,856	1,996,870
#	Acciona SA	19,654	1,076,070
#	Acerinox SA	358,035	3,678,449
*	Adolfo Dominguez SA	13,915	71,973
#	Adveo Group International SA	47,385	751,619
#	Almirall SA	229,885	2,880,376
#*	Amper SA	96,925	171,601
#	Antena 3 de Television SA	307,606	1,677,819
*	Azkoyen SA	61,293	110,653
*	Banco Espanol de Credito SA	30,648	127,686
#	Bankinter SA	1,261,195	6,123,124
*	Baron de Ley	13,910	889,923
#	Bolsas y Mercados Espanoles SA	320,056	7,875,696
#*	Caja de Ahorros del Mediterraneo	116,412	—
#*	Campofrio Food Group SA	95,179	568,872
#*	Cementos Portland Valderrivas SA	47,020	268,128
#	Cie Automotive SA	132,219	864,780
*	Codere SA	91,938	359,543
	Construcciones y Auxiliar de Ferrocarriles SA	7,820	2,821,506
*	Deoleo SA	1,893,651	629,456
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	132,495
#	Duro Felguera SA	277,596	1,899,608
	Ebro Foods SA	378,733	7,523,176
#	Elecnor SA	198,254	2,308,689
	Ence Energia y Celulosa S.A	925,182	2,625,079
*	Ercros SA	401,585	209,792
	Faes Farma SA	1,075,749	2,768,931
*	Fersa Energias Renovables SA	93,691	36,577
	Fluidra SA	55,952	179,593
#	Fomento de Construcciones y Contratas SA	205,076	1,959,351
	Gamesa Corp. Tecnologica SA	1,113,758	3,421,092
	Grupo Catalana Occidente SA	192,087	4,174,380
#*	Grupo Ezentis SA	1,994,998	341,130

*	Grupo Tavex SA	225,475	$50,868
	Iberpapel Gestion SA	26,401	485,020
#	Indra Sistemas SA	477,734	5,706,730
#*	Inmobiliaria Colonial SA	108,920	109,607
	Inmobiliaria del Sur SA	2,902	16,197
*	Jazztel P.L.C.	1,009,473	7,704,870
*	La Seda de Barcelona SA	50,719	43,165
	Laboratorios Farmaceuticos Rovi SA	67,158	595,258
#	Mediaset Espana Comunicacion SA	780,071	5,628,933
	Melia Hotels International SA	232,123	1,578,931
	Miquel y Costas & Miquel SA	37,299	1,117,221
#*	Natra SA	86,085	132,338
#*	NH Hoteles SA	521,131	1,647,891
*	Nicolas Correa SA	12,627	11,166
	Obrascon Huarte Lain SA	190,746	6,286,586
#	Papeles y Cartones de Europa SA	226,938	784,682
#	Pescanova SA	68,547	519,294
	Prim SA	39,424	259,051
#*	Promotora de Informaciones SA Class A	1,297,266	375,659
	Prosegur Cia de Seguridad SA	875,740	4,851,597
#*	Realia Business SA	346,397	334,039
#*	Sacyr Vallehermoso SA	1,131,178	2,050,002
*	Service Point Solutions SA	62,635	8,971
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	227,522	119,717
*	Solaria Energia y Medio Ambiente SA	98,171	81,528
	Tecnicas Reunidas SA	132,197	6,197,313
	Telecomunicaciones y Energia	146,125	201,064
#*	Tubacex SA	483,085	1,297,923
	Tubos Reunidos SA	492,496	1,081,891
	Vidrala SA	77,457	2,528,800
	Viscofan SA	211,969	11,122,352
#*	Vocento SA	196,990	272,117
*	Vueling Airlines SA	72,219	853,716
#*	Zeltia SA	830,418	1,362,849
TOTAL SPAIN			126,510,778

SWEDEN — (9.4%)
	Aarhuskarlshamn AB	111,342	5,635,679
	Acando AB	282,290	736,454
*	Active Biotech AB	127,746	1,253,103
	AddNode Group AB	22,737	149,334
#	AddTech AB Class B	80,780	2,693,304
	AF AB Class B	131,076	3,865,924
*	Anoto Group AB	42,965	11,542
*	Anoto Group AB	32,258	8,415
	AQ Group AB	18,028	143,858
*	Arise Windpower AB	32,130	123,147
	Atrium Ljungberg AB Class B	31,807	445,533
	Avanza Bank Holding AB	68,589	1,847,363
#	Axfood AB	94,702	3,857,172
#	Axis Communications AB	183,851	4,777,076
	B&B Tools AB Class B	97,917	1,275,367
	BE Group AB	215,340	602,497

	Beiger Electronics AB	55,826	$618,396
	Beijer AB G&L Class B	60,819	1,121,069
	Beijer Alma AB	87,433	1,928,101
	Betsson AB	137,066	4,415,354
	Bilia AB Class A	113,425	2,051,164
	BillerudKorsnas AB	650,260	6,263,729
	BioGaia AB Class B	62,520	2,106,827
	Biotage AB	159,956	239,039
#	Bjorn Borg AB	86,437	523,429
*	Bong Ljungdahl AB	24,140	29,184
	Boras Waefveri AB	6,564	—
	Bure Equity AB	326,825	1,169,719
	Byggmax Group AB	150,938	845,523
#	Castellum AB	739,664	10,548,327
*	Catella AB	214,370	178,833
	Catena AB	56,202	703,529
*	CDON Group AB	20,416	115,988
*	Cision AB	11,445	99,184
	Clas Ohlson AB Class B	160,047	2,136,597
*	Cloetta AB Class B	67,956	176,061
#	Concentric AB	202,603	2,170,265
	Concordia Maritime AB Class B	78,854	133,012
#	Connecta AB	40,724	293,964
	Corem Property Group AB Class B	1,868	6,588
*	CyberCom Group AB	191,193	57,903
	Dios Fastigheter AB	66,381	411,516
	DORO AB	94,731	419,232
	Duni AB	144,942	1,385,379
	East Capital Explorer AB	47,726	381,650
#	Enea AB	63,008	476,515
#*	Eniro AB	420,612	754,763
#	Fabege AB	585,887	5,988,094
	Fagerhult AB	18,323	508,090
*	Fastighets AB Balder	279,717	1,974,184
	Fenix Outdoor AB	7,310	233,326
	FinnvedenBulten AB	8,333	41,048
	Gunnebo AB	190,542	930,679
#	Hakon Invest AB	223,572	5,743,925
#	Haldex AB	218,520	1,307,175
	Heba Fastighets AB Class B	43,722	480,470
	Hexpol AB	115,947	6,665,808
	HIQ International AB	254,170	1,538,403
	HMS Networks AB	7,040	122,949
	Hoganas AB Class B	115,764	5,731,446
#	Holmen AB Class B	273,916	8,151,220
#	Hufvudstaden AB Class A	189,483	2,381,723
	Husqvarna AB Class A	37,223	220,350
	Husqvarna AB Class B	1,434,072	8,483,473
#	Industrial & Financial Systems AB Class B	89,522	1,604,210
	Indutrade AB	55,294	1,939,192
	Intrum Justitia AB	291,001	5,626,380
#	JM AB	372,482	8,850,925
#*	KappAhl AB	277,470	1,213,134

#*	Karolinska Development AB Class B	7,304	$32,398
	Klovern AB	387,861	1,678,775
	KNOW IT AB	75,523	637,360
	Kungsleden AB	697,243	4,504,066
	Lagercrantz AB Class B	76,298	1,033,268
#	Lindab International AB	330,563	2,664,749
	Loomis AB Class B	318,925	5,959,313
	Meda AB Class A	857,997	10,168,341
#*	Medivir AB Class B	134,776	1,665,916
	Mekonomen AB	93,177	3,139,227
#*	Micronic Mydata AB	390,070	856,351
	Modern Times Group AB Class B	3,595	143,162
	MQ Holding AB	56,493	143,032
	NCC AB Class A	23,999	600,699
	NCC AB Class B	364,909	9,147,289
	Nederman Holding AB	3,680	94,963
	Net Entertainment NE AB Class B	138,086	1,996,705
#*	Net Insight AB Class B	1,189,130	255,632
#	New Wave Group AB Class B	197,176	1,105,752
	NIBE Industrier AB Class B	347,939	6,065,721
*	Nobia AB	666,139	3,555,451
	Nolato AB Class B	88,207	1,367,230
*	Nordic Mines AB	533,532	101,332
	Nordnet AB Class B	401,993	1,251,019
	OEM International AB Class B	45,688	511,309
*	Orexo AB	64,415	531,580
*	PA Resources AB	17,605,679	162,101
*	Partnertech AB	7,817	23,013
	Peab AB	714,633	4,011,477
#	Pricer AB Class B	452,718	567,652
	ProAct IT Group AB	37,892	519,306
#	Probi AB	28,553	172,107
	Proffice AB Class B	262,115	1,003,800
	Ratos AB Class B	74,207	785,293
*	RaySearch Laboratories AB	68,794	328,894
	Readsoft AB Class B	87,941	359,231
*	Rederi AB Transatlantic	112,133	112,258
*	Rezidor Hotel Group AB	353,696	1,708,673
*	RNB Retail & Brands AB	411,548	8,936
	Saab AB Class B	253,955	5,505,820
	Sagax AB Class A	4,569	169,839
*	SAS AB	581,421	1,210,627
#	Sectra AB Class B	24,501	187,458
	Securitas AB Class B	1,133,353	10,680,558
*	Semcon AB	81,791	707,191
	Sigma AB Class B	20,898	21,763
	Sintercast AB	11,780	78,817
	Skistar AB	97,008	1,152,910
#	SSAB AB Class A	824,806	6,308,582
	SSAB AB Class B	338,248	2,226,711
	Studsvik AB	5,337	24,302
	Sweco AB Class B	187,009	2,211,050
*	Swedish Orphan Biovitrum AB	612,905	3,939,443

	Swedol AB Class B	29,796	$81,035
#	Systemair AB	24,461	390,761
#	TradeDoubler AB	181,607	416,121
#	Transmode Holding AB	25,681	315,433
	Trelleborg AB Class B	999,202	13,755,027
	Unibet Group P.L.C.	132,830	4,639,960
	Uniflex AB	17,950	88,133
	VBG Group AB Class B	137	1,969
	Vitrolife AB	60,303	482,597
	Wallenstam AB Class B	399,066	5,214,112
	Wihlborgs Fastigheter AB	289,738	4,781,048
TOTAL SWEDEN			272,487,460

SWITZERLAND — (11.5%)
	Acino Holding AG	16,820	1,715,596
*	Advanced Digital Broadcast Holdings SA	2,024	34,009
*	AFG Arbonia-Forster Holding AG	70,433	1,900,200
	Allreal Holding AG	46,247	6,725,198
#	Alpiq Holding AG	1,148	138,966
	ALSO-Actebis Holding AG	16,195	748,439
#	ams AG	35,754	4,037,246
	APG SGA SA	6,444	1,568,582
	Aryzta AG	59,868	3,538,386
	Ascom Holding AG	160,822	1,957,716
*	Autoneum Holding AG	16,853	1,127,998
#	Bachem Holding AG Class B	24,136	1,003,811
	Baloise Holding AG	13,573	1,275,199
	Bank Coop AG	31,671	1,800,500
	Banque Cantonale de Geneve	4,061	1,015,420
	Banque Cantonale du Jura	4,442	303,407
	Banque Cantonale Vaudoise	2,966	1,657,440
	Banque Privee Edmond de Rothschild SA	157	3,324,059
	Barry Callebaut AG	388	374,363
*	Basilea Pharmaceutica	13,646	826,912
#	Basler Kantonalbank AG	849	84,424
	Belimo Holding AG	1,851	4,269,424
	Bell AG	222	519,233
	Bellevue Group AG	27,519	317,781
#	Berner Kantonalbank AG	23,232	6,264,396
	BKW AG	30,220	1,070,548
*	Bobst Group AG	41,738	1,365,668
#	Bossard Holding AG	12,455	1,910,489
	Bucher Industries AG	33,342	7,730,105
	Burckhardt Compression Holding AG	9,474	3,551,559
	Burkhalter Holding AG	1,851	664,812
	Calida Holding AG	6,147	175,453
	Carlo Gavazzi Holding AG	1,069	240,799
	Centralschweizerische Kraftwerke AG	105	34,230
*	Cham Paper Holding AG	858	172,854
#*	Charles Voegele Holding AG	36,028	610,654
*	Cicor Technologies	5,212	159,278
	Cie Financiere Tradition SA	8,263	446,837
	Clariant AG	1,021,075	14,236,180

	Coltene Holding AG	16,093	$775,120
	Conzzeta AG	1,345	2,634,541
*	Cosmo Pharmaceuticals SpA	1,287	63,130
	Daetwyler Holding AG	29,754	3,291,331
*	Dufry AG	77,241	9,621,647
#	EFG International AG	207,528	2,505,613
*	Elma Electronic AG	437	189,939
	Emmi AG	13,244	3,737,338
	EMS-Chemie Holding AG	5,678	1,709,745
	Energiedienst Holding AG	71,249	2,751,154
	Flughafen Zuerich AG	15,560	7,245,116
	Forbo Holding AG	6,983	4,567,213
#	Galenica Holding AG	18,828	11,365,910
	GAM Holding AG	786,581	13,325,037
	Gategroup Holding AG	88,404	1,664,088
	George Fischer AG	17,097	7,257,746
	Gurit Holding AG	1,799	730,174
	Helvetia Holding AG	23,877	9,638,166
	Huber & Suhner AG	38,338	1,841,103
	Implenia AG	65,242	3,565,137
	Inficon Holding AG	6,899	2,036,875
	Interroll Holding AG	2,404	974,740
	Intershop Holdings AG	5,026	1,778,613
	Jungfraubahn Holding AG	1,956	131,708
	Kaba Holding AG Class B	11,858	4,619,979
*	Kardex AG	21,055	764,237
	Komax Holding AG	14,783	1,411,770
	Kudelski SA	181,131	2,389,599
	Kuoni Reisen Holding AG	14,723	4,654,602
	LEM Holding SA	3,667	2,277,182
	Liechtensteinische Landesbank AG	12,936	495,777
*	LifeWatch AG	44,126	379,766
#	Logitech International SA	676,961	4,595,483
	Lonza Group AG	230,831	15,007,843
#	Luzerner Kantonalbank AG	17,399	6,633,735
	MCH Group AG	965	61,975
#	Metall Zug AG	496	1,157,727
#*	Meyer Burger Technology AG	222,481	1,753,313
	Micronas Semiconductor Holding AG	155,041	1,112,252
	Mikron Holding AG	585	3,528
	Mobilezone Holding AG	138,514	1,416,684
	Mobimo Holding AG	26,411	5,926,465
*	Myriad Group AG	61,429	155,585
#	Nobel Biocare Holding AG	478,680	4,800,988
	OC Oerlikon Corp. AG	637,624	7,576,402
*	Orascom Development Holding AG	16,970	196,883
	Orell Fuessli Holding AG	4,930	470,305
	Orior AG	16,049	861,971
#	Panalpina Welttransport Holding AG	39,970	3,528,689
	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	3,100	1,541,594
	PSP Swiss Property AG	148,327	13,521,739
	PubliGroupe AG	8,975	1,358,727

#	Rieters Holdings AG	15,956	$2,712,335
	Romande Energie Holding SA	2,714	3,004,961
	Schaffner Holding AG	2,066	477,500
#	Schmolz & Bickenbach AG	139,656	344,662
	Schweiter Technologies AG	4,424	2,736,275
	Schweizerische National-Versicherungs-Gesellschaft AG	56,962	2,754,990
	Siegfried Holding AG	13,767	1,791,825
	Societa Elettrica Sopracenerina SA	2,340	435,409
	St. Galler Kantonalbank AG	10,056	4,235,901
#	Straumann Holding AG	24,168	3,259,943
	Swiss Life Holding AG	83,792	12,455,923
	Swisslog Holding AG	1,010,299	1,310,107
	Swissquote Group Holding SA	47,450	1,502,682
	Tamedia AG	14,891	1,646,544
	Tecan Group AG	36,582	3,430,657
#*	Temenos Group AG	151,121	3,590,775
*	Tornos Holding AG	38,028	228,233
	U-Blox AG	20,523	1,043,974
*	Valartis Group AG	936	20,660
	Valiant Holding AG	51,662	4,601,839
	Valora Holding AG	14,152	2,893,177
	Vaudoise Assurances Holding SA Class B	3,972	1,419,002
#*	Vaudoise Assurances Holdings SA	224,317	468,701
	Verwaltungs- und Privat-Bank AG	10,205	902,589
	Vetropack Holding AG	765	1,533,033
	Villars Holding SA	129	65,608
	Vontobel Holdings AG	121,104	3,854,910
	VZ Holding AG	801	109,404
	Walliser Kantonalbank AG	1,416	1,282,799
	WMH Walter Meier Holding AG	4,738	1,413,667
	Ypsomed Holding AG	7,749	448,797
	Zehnder Group AG	39,704	1,725,241
*	Zueblin Immobilien Holding AG	261,040	651,490
*	Zug Estates Holding AG	334	432,597
	Zuger Kantonalbank AG	623	3,269,707
TOTAL SWITZERLAND			333,030,072

UNITED STATES — (0.0%)
*	Prothena Corp. P.L.C.	900	6,023
TOTAL COMMON STOCKS			2,479,453,192

RIGHTS/WARRANTS — (0.0%)

ITALY — (0.0%)
#*	Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	1,889

NORWAY — (0.0%)
*	Scana Industrier ASA Rights 02/28/13	1,066,353	18,257

SWEDEN — (0.0%)
*	RNB Retail & Brands AB 04/22/13	1,646,192	176,832
TOTAL RIGHTS/WARRANTS			196,978

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (14.7%)
§@ DFA Short Term Investment Fund	36,732,930	$425,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 04/01/13
(Collateralized by $553,912 FNMA, rates ranging from 2.500% to 3.500%, maturities ranging from 01/01/28 to 08/01/42, valued at $556,505) to be
repurchased at $545,603	$546	545,593
TOTAL SECURITIES LENDING COLLATERAL		425,545,593

TOTAL INVESTMENTS — (100.0%) (Cost $2,737,356,188)		$2,905,195,763

Summary of the Series' investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$63,954,739	—	$63,954,739
Belgium	—	85,635,474	—	85,635,474
Denmark	—	106,445,194	—	106,445,194
Finland	—	169,490,185	—	169,490,185
France	—	275,953,103	—	275,953,103
Germany	—	368,093,946	—	368,093,946
Greece	—	47,640,882	—	47,640,882
Ireland	—	82,085,835	—	82,085,835
Israel	$939,239	76,542,185	—	77,481,424
Italy	—	204,436,073	—	204,436,073
Netherlands	—	138,942,433	—	138,942,433
Norway	—	93,293,846	—	93,293,846
Poland	—	71,533	—	71,533
Portugal	—	31,709,018	—	31,709,018
Russia	—	2,185,174	—	2,185,174
Spain	—	126,510,778	—	126,510,778
Sweden	—	272,487,460	—	272,487,460
Switzerland	—	333,030,072	—	333,030,072
United States	—	6,023	—	6,023
Rights/Warrants
Italy	—	1,889	—	1,889
Norway	—	18,257	—	18,257
Sweden	—	176,832	—	176,832
Securities Lending Collateral	—	425,545,593	—	425,545,593
TOTAL	$939,239	$2,904,256,524	—	$2,905,195,763

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.0%)
CONSUMER DISCRETIONARY — (7.5%)
	Alarmforce Industries, Inc.	3,110	$36,064
	Astral Media, Inc. Class A	42,468	2,050,136
	AutoCanada, Inc.	43,302	819,279
#*	Ballard Power Systems, Inc.	559,352	567,143
#	BMTC Group, Inc. Class A	17,481	234,376
	Brick, Ltd. (The)	203,490	1,079,698
*	Brookfield Residential Properties, Inc.	22,148	539,174
#	Cineplex, Inc.	241,959	8,212,577
#*	Coastal Contacts, Inc.	95,324	594,921
	Cogeco Cable, Inc.	61,264	2,751,256
	Cogeco, Inc.	10,755	448,368
#	Corus Entertainment, Inc. Class B	321,918	8,289,979
	DHX Media, Ltd.	69,401	175,578
	Dorel Industries, Inc. Class B	116,400	4,692,208
	easyhome, Ltd.	3,600	36,005
	Gamehost, Inc.	15,688	201,534
	Glacier Media, Inc.	137,300	256,800
	Glentel, Inc.	65,222	1,261,616
*	Great Canadian Gaming Corp.	302,800	2,792,967
#*	Imax Corp.	260,537	6,963,213
	Indigo Books & Music, Inc.	2,302	25,199
*	Le Chateau, Inc. Class A	59,800	177,190
	Leon's Furniture, Ltd.	143,275	1,734,786
	Linamar Corp.	217,180	5,178,028
#*	Martinrea International, Inc.	443,956	3,574,898
#*	MEGA Brands, Inc.	57,550	822,021
#*	Mood Media Corp.	231,874	235,104
	MTY Food Group, Inc.	8,644	228,470
	Quebecor, Inc. Class B	24,733	1,048,143
	Reitmans Canada, Ltd.	15,456	152,757
	Reitmans Canada, Ltd. Class A	213,486	2,170,902
#	RONA, Inc.	677,175	7,452,691
#	Sears Canada, Inc.	19,831	190,726
	Torstar Corp. Class B	253,310	1,865,195
*	TVA Group, Inc. Class B	7,000	68,012
	Uni-Select, Inc.	66,783	1,297,727
#	Whistler Blackcomb Holdings, Inc.	45,505	603,389
TOTAL CONSUMER DISCRETIONARY			68,828,130

CONSUMER STAPLES — (3.0%)
#	Alliance Grain Traders, Inc.	73,950	944,894
	Andrew Peller, Ltd. Class A	400	4,430
*	Atrium Innovations, Inc.	131,445	1,559,199
	Canada Bread Co., Ltd.	12,621	621,204
#	Colabor Group, Inc.	83,051	609,894
	Corby Distilleries, Ltd. Class A	70,235	1,348,213
	Cott Corp.	473,596	4,783,280
	High Liner Foods, Inc.	8,197	287,341
	Liquor Stores N.A., Ltd.	94,593	1,693,800
	Maple Leaf Foods, Inc.	423,651	5,730,142

	North West Co., Inc. (The)	200,014	$4,565,954
#	Premium Brands Holdings Corp.	88,843	1,660,805
	Rogers Sugar, Inc.	313,980	1,934,847
*	Sun-Rype Products, Ltd.	100	591
*	SunOpta, Inc.	253,094	1,828,725
TOTAL CONSUMER STAPLES			27,573,319

ENERGY — (18.2%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,064,920
#	Akita Drilling, Ltd. Class A	42,000	463,060
#*	Anderson Energy, Ltd.	722,895	131,649
#*	Angle Energy, Inc.	364,568	1,108,938
*	Antrim Energy, Inc.	732,618	122,602
#*	Arsenal Energy, Inc.	545,650	257,825
#	AvenEx Energy Corp.	203,616	444,975
#*	Bankers Petroleum, Ltd.	1,007,874	2,649,036
#*	Bellatrix Exploration, Ltd.	595,484	3,833,701
*	Bengal Energy, Ltd.	600	413
#*	Birchcliff Energy, Ltd.	441,234	3,722,376
#*	BlackPearl Resources, Inc.	1,165,485	2,673,210
#*	BNK Petroleum, Inc.	290,319	222,916
#	Bonterra Energy Corp.	61,962	3,010,114
#	Calfrac Well Services, Ltd.	153,057	4,111,754
*	Calmena Energy Services, Inc.	119,771	14,738
*	Calvalley Petroleums, Inc. Class A	226,068	467,336
#*	Canacol Energy, Ltd.	127,642	418,415
#	Canadian Energy Services & Technology Corp.	179,083	2,185,981
#	CanElson Drilling, Inc.	67,747	324,113
#	Canyon Services Group, Inc.	213,370	2,335,654
#	Cathedral Energy Services, Ltd.	157,711	667,576
#*	Cequence Energy, Ltd.	636,649	1,109,287
*	Chinook Energy, Inc.	140,019	158,509
#*	Connacher Oil and Gas, Ltd.	2,187,935	333,839
#*	Corridor Resources, Inc.	367,780	246,188
*	Crew Energy, Inc.	462,461	3,264,109
*	Crocotta Energy, Inc.	249,334	846,781
#*	DeeThree Exploration, Ltd.	327,994	2,127,755
#*	Delphi Energy Corp.	630,904	751,483
#*	Denison Mines Corp.	2,168,583	2,967,299
#	Enbridge Income Fund Holdings, Inc.	199,390	4,977,635
	Enerflex, Ltd.	279,959	3,836,225
	Ensign Energy Services, Inc.	118,164	2,014,668
#*	Epsilon Energy, Ltd.	222,758	927,564
	Equal Energy, Ltd.	154,741	594,074
#*	Essential Energy Services Trust	584,222	1,276,737
#*	Forsys Metals Corp.	109,974	71,450
*	Gran Tierra Energy, Inc.	1,164,616	6,798,418
#*	Ithaca Energy, Inc.	1,159,589	1,974,789
#*	Ivanhoe Energy, Inc.	1,038,248	684,772
*	Kelt Exploration, Ltd.	161,850	1,059,509
#*	Laramide Resources, Ltd.	20,368	15,840
#*	Legacy Oil + Gas, Inc.	602,491	3,232,343
#*	Long Run Exploration, Ltd.	497,335	2,217,776

	McCoy Corp.	4,500	$19,048
#*	Mega Uranium, Ltd.	796,410	109,758
*	MGM Energy Corp.	19,000	4,208
#	Mullen Group, Ltd.	378,028	8,331,985
	Niko Resources, Ltd.	178,719	1,124,196
*	North American Energy Partners, Inc.	60,356	273,306
*	NuVista Energy, Ltd.	508,900	3,256,238
#*	Pace Oil & Gas, Ltd.	211,668	600,092
*	Parex Resources, Inc.	313,701	1,429,774
#	Parkland Fuel Corp.	295,771	4,978,771
#	Pason Systems, Inc.	285,137	4,973,793
	Pengrowth Energy Corp.	4,226	21,549
#*	Perpetual Energy, Inc.	449,296	499,783
#	PetroBakken Energy, Ltd.	698,748	6,073,679
#*	Petrobank Energy & Resources, Ltd.	425,702	293,342
#	Petrominerales, Ltd.	366,131	2,227,385
#	PHX Energy Services Corp.	79,722	732,986
*	Pine Cliff Energy, Ltd.	57,810	49,510
*	Platino Energy Corp.	44,705	63,811
#	Poseidon Concepts Corp.	165,977	44,115
#	Pulse Seismic, Inc.	271,180	835,550
#*	Questerre Energy Corp. Class A	745,460	689,799
*	RMP Energy, Inc.	547,136	2,197,485
*	Rock Energy, Inc.	114,652	141,079
#*	Santonia Energy, Inc.	544,251	787,566
#	Savanna Energy Services Corp.	440,521	2,970,487
#*	Secure Energy Services, Inc.	404,012	4,859,996
	ShawCor, Ltd.	69,896	2,963,450
*	Sonde Resources Corp.	85,873	118,346
#*	Southern Pacific Resource Corp.	1,650,425	1,299,739
#*	SouthGobi Resources, Ltd.	455,682	897,144
	Sprott Resource Corp.	471,290	2,115,551
	Strad Energy Services, Ltd.	12,700	39,506
#*	Surge Energy, Inc.	249,705	798,879
*	TAG Oil, Ltd.	113,822	469,473
#*	Tethys Petroleum, Ltd.	412,989	313,040
#*	TORC Oil & Gas, Ltd.	231,935	447,500
	Total Energy Services, Inc.	126,473	1,767,895
#*	TransGlobe Energy Corp.	291,108	2,493,124
#	Trican Well Service, Ltd.	643,185	9,433,929
#	Trinidad Drilling, Ltd.	536,537	3,887,299
#*	Tuscany International Drilling, Inc.	275,042	35,198
#	Twin Butte Energy, Ltd.	1,089,678	2,638,783
#*	Uex Corp.	608,088	347,188
#*	Ur-Energy, Inc.	309,416	298,496
#*	Uranium One, Inc.	1,029,719	2,838,227
#	Veresen, Inc.	248,643	3,172,135
	Western Energy Services Corp.	82,908	609,660
#	Whitecap Resources, Inc.	553,803	5,271,718
#*	Winstar Resources, Ltd.	78,401	165,932
*	Xtreme Drilling and Coil Services Corp.	128,143	263,640
#	Zargon Oil & Gas, Ltd.	111,725	810,566
	ZCL Composites, Inc.	97,800	505,439
TOTAL ENERGY			166,309,500

FINANCIALS — (6.0%)
#	AGF Management, Ltd. Class B	341,808	$3,627,199
#	Alaris Royalty Corp.	43,216	1,200,102
#	Altus Group, Ltd.	74,422	600,006
#	Brookfield Real Estate Services, Inc.	8,075	101,986
#	Canaccord Financial, Inc.	384,681	2,582,590
#	Canadian Western Bank	271,572	7,578,940
#	Cash Store Financial Services, Inc. (The)	51,170	129,959
	Clairvest Group, Inc.	1,900	39,240
#	Davis + Henderson Corp.	262,626	5,646,259
	E-L Financial Corp., Ltd.	1,422	732,158
*	EGI Financial Holdings, Inc.	14,650	154,309
	Equitable Group, Inc.	52,295	1,957,234
*	Equity Financial Holdings, Inc.	800	7,789
	Fiera Capital Corp.	36,300	356,621
	Firm Capital Mortgage Investment Corp.	2,494	33,438
	First National Financial Corp.	11,998	203,146
#*	FirstService Corp.	135,548	4,519,379
#*	Genesis Land Development Corp.	71,917	244,242
	Genworth MI Canada, Inc.	149,254	3,670,192
	Gluskin Sheff + Associates, Inc.	63,507	1,134,668
#	GMP Capital, Inc.	292,524	1,889,016
	Guardian Capital Group, Ltd. Class A	11,327	150,529
#	Home Capital Group, Inc.	120,600	6,973,514
#	Killam Properties, Inc.	232,881	2,750,969
*	Kingsway Financial Services, Inc.	46,281	187,704
	Laurentian Bank of Canada	126,882	5,490,705
*	Mainstreet Equity Corp.	16,062	496,794
	Melcor Developments, Ltd.	12,681	224,946
	Pacific & Western Credit Corp.	8,800	11,175
#	Sprott Resource Lending Corp.	750,703	1,034,586
#	Sprott, Inc.	248,356	855,683
TOTAL FINANCIALS			54,585,078

HEALTH CARE — (1.8%)
	Amica Mature Lifestyles, Inc.	17,546	152,859
*	Bioniche Life Sciences, Inc.	15,000	4,135
#*	Burcon NutraScience Corp.	43,238	129,818
#*	Cangene Corp.	140,432	400,899
#	CML HealthCare, Inc.	367,780	2,628,422
	Extendicare Inc/US	337,997	2,695,059
*	Imris, Inc.	77,579	258,890
#	Leisureworld Senior Care Corp.	135,932	1,714,120
#	Medical Facilities Corp.	22,460	338,276
#	Nordion, Inc.	464,108	3,079,281
#*	Oncolytics Biotech, Inc.	91,887	284,928
*	Paladin Labs, Inc.	52,575	2,441,786
*	Patheon, Inc.	19,759	79,553
#*	Prometic Life Sciences, Inc.	247,137	102,178

*	QLT, Inc.	226,610	$2,007,669
#*	Resverlogix Corp.	111,820	301,606
*	Theratechnologies, Inc.	174,601	48,126
*	Transition Therapeutics, Inc.	50,610	108,111
*	TSO3, Inc.	147,445	130,630
TOTAL HEALTH CARE			16,906,346

INDUSTRIALS — (9.0%)
	Aecon Group, Inc.	286,711	3,680,377
#	AG Growth International, Inc.	76,932	2,506,718
#*	Air Canada Class A	313,328	931,487
	Algoma Central Corp.	26,690	375,975
*	Armtec Infrastructure, Inc.	42,217	93,506
*	ATS Automation Tooling Systems, Inc.	423,220	4,124,505
	Badger Daylighting, Ltd.	20,996	834,797
#	Bird Construction, Inc.	84,052	1,096,312
#	Black Diamond Group, Ltd.	156,399	3,240,832
	CanWel Building Materials Group, Ltd.	119,597	297,859
	Cervus Equipment Corp.	3,580	72,245
	Chorus Aviation, Inc.	7,593	28,926
	Churchill Corp. Class A	91,759	679,261
	Clarke, Inc.	44,894	207,710
	Contrans Group, Inc. Class A	94,285	1,121,192
	DirectCash Payments, Inc.	35,598	882,022
#	Exchange Income Corp.	38,940	1,075,608
	Exco Technologies, Ltd.	73,295	450,946
#	Genivar, Inc.	165,057	3,832,943
*	GLV, Inc. Class A	89,850	210,506
#	Heroux-Devtek, Inc.	110,947	879,188
#	HNZ Group, Inc.	23,888	491,234
	Horizon North Logistics, Inc.	330,070	1,855,293
	IBI Group, Inc.	34,701	188,561
	K-Bro Linen, Inc.	13,544	438,645
	Morneau Shepell, Inc.	157,852	2,030,935
	New Flyer Industries, Inc.	57,585	590,674
	Newalta Corp.	172,614	2,480,843
	Richelieu Hardware, Ltd.	64,393	2,484,821
#	Ritchie Bros Auctioneers, Inc.	244,637	5,326,938
	Rocky Mountain Dealerships, Inc.	60,541	761,046
#	Russel Metals, Inc.	267,696	7,605,165
#	Stantec, Inc.	185,998	8,204,529
#	Student Transportation, Inc.	318,114	2,038,610
	Toromont Industries, Ltd.	155,714	3,573,060
	Transcontinental, Inc. Class A	305,702	3,794,755
#	TransForce, Inc.	322,097	6,943,864
	Vicwest, Inc.	38,493	477,444
#	Wajax Corp.	67,648	2,542,502
	WaterFurnace Renewable Energy, Inc.	34,616	552,030
#*	Westport Innovations, Inc.	125,441	3,706,983
TOTAL INDUSTRIALS			82,710,847

INFORMATION TECHNOLOGY — (3.9%)
#*	5N Plus, Inc.	219,748	$462,923
	Aastra Technologies, Ltd.	33,028	655,130
	Absolute Software Corp.	175,557	931,488
	Calian Technologies, Ltd.	18,582	381,390
*	Celestica, Inc.	874,907	7,062,300
*	COM DEV International, Ltd.	376,575	1,479,091
	Computer Modelling Group, Ltd.	127,087	2,638,445
	Constellation Software, Inc.	16,819	2,071,394
*	Descartes Systems Group, Inc. (The)	262,529	2,460,281
#*	DragonWave, Inc.	162,023	256,787
	Enghouse Systems, Ltd.	52,143	1,026,075
#	Evertz Technologies, Ltd.	133,981	2,073,319
*	EXFO, Inc.	104,830	531,451
*	Hemisphere GPS, Inc.	20,300	14,588
	MacDonald Dettwiler & Associates, Ltd.	85,470	5,847,482
	Mediagrif Interactive Technologies, Inc.	7,276	130,715
*	Points International, Ltd.	37,659	598,333
*	Pure Technologies, Ltd.	13,934	64,880
#*	Redknee Solutions, Inc.	127,436	424,013
#*	Sandvine Corp.	608,676	1,204,350
*	Sierra Wireless, Inc.	133,764	1,423,428
*	Smart Technologies, Inc. Class A	13,981	19,543
	Softchoice Corp.	29,438	485,103
	Vecima Networks, Inc.	21,676	101,355
#	Wi-Lan, Inc.	765,533	3,104,785
*	Wireless Matrix Corp.	102,939	59,786
TOTAL INFORMATION TECHNOLOGY			35,508,435

MATERIALS — (21.2%)
	Aberdeen International, Inc.	122,333	37,332
	Acadian Timber Corp.	4,850	71,615
#*	Ainsworth Lumber Co., Ltd.	284,260	1,138,887
*	Alacer Gold Corp.	750,454	3,028,854
#	Alamos Gold, Inc.	470,720	6,464,088
#*	Alexco Resource Corp.	278,307	917,782
#*	Almaden Minerals, Ltd.	98,343	207,170
#*	Altius Minerals Corp.	112,600	1,329,009
#	Amerigo Resources, Ltd.	553,854	365,292
*	Argonaut Gold, Inc.	368,728	2,990,913
#*	Asanko Gold, Inc.	271,644	869,068
#*	Atna Resources, Ltd.	604,779	482,228
#*	Augusta Resource Corp.	308,545	792,738
#*	Aura Minerals, Inc.	530,169	177,445
*	AuRico Gold, Inc.	1,164,727	7,337,946
*	Aurizon Mines, Ltd.	694,168	3,040,850
#*	Avalon Rare Metals, Inc.	352,025	381,186
*	B2Gold Corp.	1,670,450	5,081,154
#*	Brigus Gold Corp.	912,312	772,347
#*	Canada Lithium Corp.	922,596	563,085
*	Canam Group, Inc. Class A	194,100	1,622,197
	Canexus Corp.	434,301	3,809,245
*	Canfor Corp.	411,155	8,604,770
#	Canfor Pulp Products, Inc.	202,846	2,188,504

#*	Capstone Mining Corp.	1,468,039	$3,266,002
*	Cardero Resource Corp.	319,643	92,823
#*	Carpathian Gold, Inc.	587,371	161,898
	Cascades, Inc.	489,976	2,170,490
#	CCL Industries, Inc. Class B	109,267	6,442,972
	Centerra Gold, Inc.	42,518	253,220
#*	China Gold International Resources Corp., Ltd.	727,257	2,749,094
*	Claude Resources, Inc.	934,700	432,455
*	Cline Mining Corp.	210,100	17,580
#*	Copper Mountain Mining Corp.	637,731	1,707,563
*	Dominion Diamond Corp.	344,063	5,622,332
#*	Duluth Metals, Ltd.	388,214	741,384
#*	Dundee Precious Metals, Inc.	441,038	3,429,837
*	Dynasty Metals & Mining, Inc.	108,369	160,017
#*	Eastern Platinum, Ltd.	3,210,960	458,325
*	Eastmain Resources, Inc.	274,250	175,481
*	Eco Oro Minerals Corp.	261,445	247,071
*	EcoSynthetix, Inc.	1,500	5,168
#*	Elgin Mining, Inc.	16,362	7,892
#*	Endeavour Mining Corp.	1,378,843	2,035,995
*	Endeavour Silver Corp.	389,940	2,429,808
*	Energy Fuels, Inc.	2,398,488	365,965
#*	Entree Gold, Inc.	286,898	104,496
#*	Excellon Resources, Inc.	926,900	419,721
#*	Exeter Resource Corp.	70,137	84,232
#*	First Majestic Silver Corp.	431,070	6,980,465
*	Formation Metals, Inc.	43,581	6,650
#*	Fortress Paper, Ltd. Class A	69,284	566,085
*	Fortuna Silver Mines, Inc.	750,906	3,237,651
#*	Fortune Minerals, Ltd.	214,672	97,208
#*	Golden Star Resources, Ltd.	1,155,362	1,853,856
#*	Goldgroup Mining, Inc.	112,715	27,184
#*	Great Panther Silver, Ltd.	708,280	934,287
#*	Guyana Goldfields, Inc.	441,183	1,224,724
*	Hanfeng Evergreen, Inc.	45,837	85,280
	HudBay Minerals, Inc.	804,774	7,739,964
*	Imperial Metals Corp.	181,428	2,670,029
*	International Forest Products, Ltd. Class A	290,627	2,978,222
#	International Minerals Corp.	77,900	282,199
#*	International Tower Hill Mines, Ltd.	220,027	335,721
	Intertape Polymer Group, Inc.	310,229	3,371,490
#*	Jaguar Mining, Inc.	274,437	162,093
*	Katanga Mining, Ltd.	1,025,162	736,692
#*	Kirkland Lake Gold, Inc.	247,980	1,313,316
#*	Labrador Iron Mines Holdings, Ltd.	123,133	77,576
#*	Lake Shore Gold Corp.	1,419,989	852,678
*	Lucara Diamond Corp.	13,500	8,771
#*	MAG Silver Corp.	119,540	1,134,386
	Major Drilling Group International	334,542	2,980,366
*	MBAC Fertilizer Corp.	120,072	264,765
*	McEwen Mining - Minera Andes Andes Acquisition Corp.	339,664	966,313
#*	Mercator Minerals, Ltd.	905,221	325,250
#	Migao Corp.	169,168	193,173
	Minco Base Metals Corp.	2,780	—

#*	Minco Silver Corp.	125,224	$170,113
#*	Nautilus Minerals, Inc.	89,354	22,430
#*	Nevada Copper Corp.	160,491	447,103
	Nevsun Resources, Ltd.	856,544	3,305,264
#*	New Millennium Iron Corp.	55,528	55,755
*	NGEx Resources, Inc.	250,600	745,004
#*	Norbord, Inc.	117,468	3,998,665
#*	North American Palladium, Ltd.	565,789	807,594
#*	Northern Dynasty Minerals, Ltd.	148,624	472,565
#*	Novagold Resources, Inc.	454,797	1,669,925
*	OceanaGold Corp.	1,185,016	3,371,262
*	Oromin Explorations, Ltd.	168,799	74,774
#*	Orvana Minerals Corp.	302,452	303,688
*	Peregrine Diamonds, Ltd.	12,141	4,781
*	Petaquilla Minerals, Ltd.	528,482	231,505
*	Phoscan Chemical Corp.	432,579	108,587
#*	Pilot Gold, Inc.	76,450	126,432
#*	Platinum Group Metals, Ltd.	241,887	340,501
#*	Polymet Mining Corp.	423,377	508,461
#*	Primero Mining Corp.	340,805	2,274,605
#*	Richmont Mines, Inc.	114,244	312,643
#*	Rubicon Minerals Corp.	508,405	1,236,167
*	Sabina Gold & Silver Corp.	383,055	712,678
#*	San Gold Corp.	1,018,995	290,898
#*	Sandstorm Gold, Ltd.	40,741	385,813
#*	Scorpio Mining Corp.	978,870	674,518
#*	Seabridge Gold, Inc.	115,135	1,592,407
#	SEMAFO, Inc.	1,122,420	2,806,464
	Sherritt International Corp.	1,571,926	7,798,895
*	Shore Gold, Inc.	242,302	47,704
#*	Silver Standard Resources, Inc.	340,397	3,592,121
*	St Andrew Goldfields, Ltd.	774,028	335,258
	Stella-Jones, Inc.	33,040	2,466,007
*	Stornoway Diamond Corp.	297,297	193,155
#*	Sulliden Gold Corp., Ltd.	659,525	512,895
#*	Tanzanian Royalty Exploration Corp.	348,539	1,362,110
*	Taseko Mines, Ltd.	951,618	2,651,060
#*	Tembec, Inc.	360,559	1,171,280
#*	Teranga Gold Corp.	166,166	181,566
#*	Thompson Creek Metals Co., Inc.	859,299	2,596,887
	Timminco, Ltd.	69,822	47
*	Timmins Gold Corp.	869,574	2,516,659
*	US Silver & Gold, Inc.	59,933	82,007
#*	Veris Gold Corp.	158,868	258,042
*	Virginia Mines, Inc.	85,162	828,272
*	Wesdome Gold Mines, Ltd.	325,464	192,232
#	West Fraser Timber Co., Ltd.	126,174	11,178,481
#*	Western Forest Products, Inc.	454,680	640,048
	Winpak, Ltd.	70,395	1,337,425
TOTAL MATERIALS			194,254,673

REAL ESTATE INVESTMENT TRUSTS — (0.4%)
#	Granite Real Estate Investment Trust	99,246	$3,796,521

TELECOMMUNICATION SERVICES — (0.2%)
*	Axia NetMedia Corp.	182,767	289,664
	Manitoba Telecom Services, Inc.	52,185	1,695,235
TOTAL TELECOMMUNICATION SERVICES			1,984,899

UTILITIES — (3.8%)
#	Algonquin Power & Utilities Corp.	737,067	5,398,217
*	Alterra Power Corp.	1,066,070	325,325
*	Boralex, Inc. Class A	97,733	1,024,616
	Capital Power Corp.	318,985	6,656,969
	Capstone Infrastructure Corp.	369,578	1,546,199
	Innergex Renewable Energy, Inc.	272,577	2,586,644
#	Just Energy Group, Inc.	583,478	3,831,076
*	Maxim Power Corp.	92,234	281,464
#	Northland Power, Inc.	250,207	4,556,607
#*	Ram Power Corp.	620,037	140,383
#	Superior Plus Corp.	559,647	6,555,889
#	Valener, Inc.	130,410	2,066,842
TOTAL UTILITIES			34,970,231

TOTAL COMMON STOCKS			687,427,979

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
#*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,731

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (25.0%)
§@	DFA Short Term Investment Fund	19,706,137	228,000,000
	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 04/01/13
	(Collateralized by $835,656 FNMA, rates ranging from 2.500% to 3.500%,
	maturities ranging from 01/01/28 to 08/01/42, valued at $839,568) to be
	repurchased at $823,123	$823	823,106
TOTAL SECURITIES LENDING COLLATERAL			228,823,106

TOTAL INVESTMENTS — (100.0%) (Cost $1,010,951,192)			$916,261,816

Summary of the Series' investments as of March 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$68,828,130	—	—	$68,828,130
Consumer Staples	27,573,319	—	—	27,573,319
Energy	166,265,385	$44,115	—	166,309,500
Financials	54,585,078	—	—	54,585,078
Health Care	16,906,346	—	—	16,906,346
Industrials	82,710,847	—	—	82,710,847
Information Technology	35,508,435	—	—	35,508,435
Materials	194,254,626	47	—	194,254,673
Real Estate Investment Trusts	3,796,521	—	—	3,796,521
Telecommunication Services	1,984,899	—	—	1,984,899
Utilities	34,970,231	—	—	34,970,231
Rights/Warrants	10,731	—	—	10,731
Securities Lending Collateral	—	228,823,106	—	228,823,106
TOTAL	$687,394,548	$228,867,268	—	$916,261,816

Organization

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. (the “Advisor”) At March 31, 2013, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices, which approximate fair-value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series had no material transfers between Level 1 and Level 2 during the quarter ended March 31, 2013.

Financial Instruments

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 28, 2013.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Other

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Federal Tax Cost

     At March 31, 2013, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,590,923,330
The Asia Pacific Small Company Series	1,266,743,976
The United Kingdom Small Company Series	1,250,616,155
The Continental Small Company Series	2,741,940,660
The Canadian Small Company Series	1,018,274,745

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.